UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22027

                                 FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                               Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                    Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code:  856-528-3500

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 94.6%
Communications — 5.6%
Arista Networks, Inc.*	1,600	$376,928
Facebook, Inc., Class A*	1,990	351,155
RingCentral, Inc., Class A*	6,700	324,280

		1,052,363

Consumer, Cyclical — 22.2%
Big Lots, Inc.	5,850	328,478
Burlington Stores, Inc.*	3,200	393,696
Children’s Place, Inc. (The)	2,600	377,910
Copart, Inc.*	8,500	367,115
Darden Restaurants, Inc.	3,500	336,070
Dollar Tree, Inc.*	3,300	354,123
Five Below, Inc.*	5,300	351,496
Hasbro, Inc.	2,650	240,858
Home Depot, Inc. (The)	1,960	371,479
Lear Corp.	1,700	300,322
Ross Stores, Inc.	4,600	369,150
Thor Industries, Inc.	2,600	391,872

		4,182,569

Consumer, Non-cyclical — 24.9%
Align Technology, Inc.*	1,460	324,397
Baxter International, Inc.	5,050	326,432
Becton Dickinson and Co.	432	92,377
Calavo Growers, Inc.	2,000	168,800
Central Garden & Pet Co.*	6,900	268,548
Chemed Corp.	1,000	243,020
Cintas Corp.	350	54,540
Constellation Brands, Inc., Class A	1,600	365,712
Eli Lilly & Co.	4,100	346,286
Grand Canyon Education, Inc.*	3,800	340,214
Green Dot Corp., Class A*	5,900	355,534

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Insperity, Inc.	6,100	$349,835
IQVIA Holdings, Inc.*	2,900	283,910
PRA Health Sciences, Inc.*	4,300	391,601
Quest Diagnostics, Inc.	1,700	167,433
S&P Global, Inc.	2,050	347,270
WellCare Health Plans, Inc.*	1,270	255,410

		4,681,319

Energy — 2.1%
Diamondback Energy, Inc.*	3,200	404,000

Financial — 6.4%
First Merchants Corp.	5,700	239,742
Progressive Corp. (The)	5,500	309,760
Visa, Inc., Class A	3,150	359,163
Zions Bancorporation	5,900	299,897

		1,208,562

Industrial — 13.9%
AO Smith Corp.	5,200	318,656
Illinois Tool Works, Inc.	2,200	367,070
Masco Corp.	5,400	237,276
Mettler-Toledo International, Inc.*	560	346,931
Nordson Corp.	1,900	278,160
Old Dominion Freight Line, Inc.	2,700	355,185
Owens Corning	3,900	358,566
Waste Management, Inc.	4,200	362,460

		2,624,304

Technology — 17.9%
Adobe Systems, Inc.*	1,700	297,908
Electronic Arts, Inc.*	2,700	283,662

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology — (Continued)
Intuit, Inc.	2,100	$331,338
Lam Research Corp.	1,870	344,211
Microchip Technology, Inc.	4,100	360,308
MSCI, Inc.	2,750	347,985
New Relic, Inc.*	6,200	358,174
salesforce.com, Inc.*	3,100	316,913
Silicon Laboratories, Inc.*	4,000	353,200
Texas Instruments, Inc.	3,600	375,984

		3,369,683

Utilities — 1.6%
Atmos Energy Corp.	3,400	292,026

TOTAL COMMON STOCKS (Cost $15,886,169)		17,814,826

TOTAL INVESTMENTS - 94.6% (Cost $15,886,169)		17,814,826
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%		1,015,033

NET ASSETS - 100.0%		$18,829,859

*     Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Arabesque Systematic USA Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 12/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$17,814,826	$17,814,826	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

4

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

B. Federal Tax Cost:

As of the December 31, 2017, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$15,886,169

Gross unrealized appreciation	$2,022,429
Gross unrealized depreciation	(93,772)

Net unrealized appreciation	$1,928,657

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 119.8%
COMMON STOCKS — 119.8%
Automobiles & Components — 2.6%
Aptiv PLC (Jersey)	2,228	$189,001
BorgWarner, Inc.†(a)	22,616	1,155,451
Dana, Inc.†	61,714	1,975,465
Delphi Technologies PLC (Jersey)†*	812	42,606
General Motors Co.†(b)	259,417	10,633,503
Gentex Corp.(a)	63,905	1,338,810
Harley-Davidson, Inc.(a)	40,993	2,085,724
Lear Corp.†(a)	17,518	3,094,730
Modine Manufacturing Co.*	6,835	138,067
Standard Motor Products, Inc.(a)	2,890	129,790
Thor Industries, Inc.†	2,211	333,242
Visteon Corp.(b) *	21,398	2,677,746
Winnebago Industries, Inc.(a)	29,923	1,663,719

		25,457,854

Capital Goods — 16.7%
3M Co.†	5,047	1,187,912
Acuity Brands, Inc.(a)	18,862	3,319,712
Allegion PLC (Ireland)(a)	17,942	1,427,466
Allison Transmission Holdings, Inc.†(a)(b)	132,351	5,700,358
AMETEK, Inc.†	48,226	3,494,938
Applied Industrial Technologies, Inc.(a)	3,213	218,805
Arconic, Inc.†	149,707	4,079,516
Argan, Inc.†(a)	39,165	1,762,425
Beacon Roofing Supply, Inc.*	19,348	1,233,628
Blue Bird Corp.*	63	1,254
Boeing Co. (The)†	27,292	8,048,684
Briggs & Stratton Corp.(a)	6,910	175,307
BWX Technologies, Inc.†	49,019	2,965,159
Caterpillar, Inc.†(b)	41,763	6,581,014
Continental Building Products, Inc.†*	8,217	231,309
Crane Co.†	14,265	1,272,723
CSW Industrials, Inc.*	802	36,852
Cummins, Inc.†(b)	44,863	7,924,600
Curtiss-Wright Corp.	4,019	489,715
Deere & Co.†	11,904	1,863,095
Dover Corp.†	4,528	457,283
Eaton Corp. PLC (Ireland)†	119,926	9,475,353
EMCOR Group, Inc.†	22,916	1,873,383
Emerson Electric Co.	3,437	239,525
Encore Wire Corp.	146	7,103

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Engility Holdings, Inc.*	7,419	$210,477
Fastenal Co.†(a)	13,384	731,971
Flowserve Corp.†(a)	35,145	1,480,659
Fortune Brands Home & Security, Inc.(a)(b)	30,381	2,079,276
Generac Holdings, Inc.(a) *	42,400	2,099,648
General Dynamics Corp.†	2,984	607,095
General Electric Co.†	83,397	1,455,278
Gibraltar Industries, Inc.†(a) *	54,274	1,791,042
GMS, Inc.†(a) *	24,715	930,273
Graco, Inc.(a)	6,230	281,721
Harsco Corp.†*	73,869	1,377,657
HD Supply Holdings, Inc.(b) *	85,490	3,422,165
Hillenbrand, Inc.†(b)	57,407	2,566,093
Honeywell International, Inc.†	18,246	2,798,207
Huntington Ingalls Industries, Inc.†	13,471	3,175,115
IDEX Corp.†	3,621	477,863
Illinois Tool Works, Inc.†	11,538	1,925,115
Ingersoll-Rand PLC (Ireland)†	85,208	7,599,702
Jacobs Engineering Group, Inc.†	38,942	2,568,614
Johnson Controls International PLC (Ireland)†(a)	107,881	4,111,345
KBR, Inc.(a)	5,471	108,490
L3 Technologies, Inc.†(b)	23,812	4,711,204
Lockheed Martin Corp.†	497	159,562
Masco Corp.†(b)	130,198	5,720,900
Meritor, Inc.†(a) *	14,914	349,882
Mueller Industries, Inc.†	17,007	602,558
Mueller Water Products, Inc., Class A†	39,723	497,729
Navistar International Corp.*	17,322	742,767
NCI Building Systems, Inc.*	4,054	78,242
Nexeo Solutions, Inc.*	188	1,711
NN, Inc.(a)	2,057	56,773
PACCAR, Inc.†	28,015	1,991,306
Parker-Hannifin Corp.†	2,508	500,547
Pentair PLC (Ireland)(b)	73,916	5,219,948
Primoris Services Corp.(a)	34,246	931,149
Raytheon Co.	673	126,423
Rexnord Corp.†(a) *	28,411	739,254
Rockwell Automation, Inc.†	9,729	1,910,289
Rockwell Collins, Inc.†	63,148	8,564,132
Rush Enterprises, Inc., Class A(a) *	7,934	403,127

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Snap-on, Inc.(a)	12,569	$2,190,777
Spirit AeroSystems Holdings, Inc., Class A†	15,657	1,366,073
SPX FLOW, Inc.†(a) *	23,142	1,100,402
Terex Corp.†(a)	8,655	417,344
Textainer Group Holdings Ltd. (Bermuda)†(a) *	48,172	1,035,698
Textron, Inc.†	38,735	2,192,014
TransDigm Group, Inc.(a)	11,175	3,068,878
Trex Co., Inc.(a) *	15,008	1,626,717
United Technologies Corp.†	18,178	2,318,967
Universal Forest Products, Inc.(a)	34,808	1,309,477
Watsco, Inc.(a)(b)	10,235	1,740,359
Welbilt, Inc.(a) *	6,045	142,118
Woodward, Inc.	6,412	490,774
WW Grainger, Inc.(a)	20,348	4,807,215

		162,979,241

Commercial & Professional Services — 1.8%
Cintas Corp.	5,405	842,261
Deluxe Corp.(a)	18,056	1,387,423
ICF International, Inc.*	1,665	87,412
ManpowerGroup, Inc.	11,050	1,393,516
Matthews International Corp., Class A	1,110	58,608
Navigant Consulting, Inc.*	13,083	253,941
Nielsen Holdings PLC (United Kingdom)(a)	67,463	2,455,653
Quad/Graphics, Inc.†	15,123	341,780
Republic Services, Inc.†	14,617	988,255
Robert Half International, Inc.†(a)	50,480	2,803,659
SP Plus Corp.*	17,763	659,007
Stericycle, Inc.(a)(b) *	28,701	1,951,381
Tetra Tech, Inc.	27,673	1,332,455
TriNet Group, Inc.(a) *	28,060	1,244,180
Viad Corp.	2,569	142,323
Waste Management, Inc.†	23,516	2,029,431

		17,971,285

Consumer Durables & Apparel — 3.0%
Callaway Golf Co.(a)	62,313	868,020
Cavco Industries, Inc.†*	5,327	812,900
Crocs, Inc.(a) *	114,593	1,448,456
DR Horton, Inc.†	37,778	1,929,322
Ethan Allen Interiors, Inc.(a)	21,094	603,288

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Garmin Ltd. (Switzerland)†	59,202	$3,526,663
Gildan Activewear, Inc. (Canada)†	32,606	1,053,174
Hanesbrands, Inc.(a)	97,671	2,042,301
iRobot Corp.(a) *	2,259	173,265
Johnson Outdoors, Inc., Class A(a)	3,031	188,195
Michael Kors Holdings Ltd. (British Virgin Islands)†*	17,993	1,132,659
Newell Brands, Inc.	1,726	53,333
Oxford Industries, Inc.(a)	8,531	641,446
PulteGroup, Inc.†(a)	60,922	2,025,656
Ralph Lauren Corp.†(a)(b)	44,129	4,575,736
Tapestry, Inc.	12,579	556,369
TopBuild Corp.(a)(b) *	15,257	1,155,565
Tupperware Brands Corp.(a)	13,845	868,082
Whirlpool Corp.(b)	30,110	5,077,750
Wolverine World Wide, Inc.(a)	6,347	202,342
ZAGG, Inc.(a) *	36,608	675,418

		29,609,940

Consumer Services — 4.8%
Adtalem Global Education, Inc.(a) *	16,843	708,248
Aramark(a)(b)	73,050	3,122,157
BJ’s Restaurants, Inc.	3,624	131,914
Boyd Gaming Corp.†(a)(b)	133,023	4,662,456
Brinker International, Inc.(a)	27,988	1,087,054
Carnival Corp. (Panama)(b)	73,641	4,887,553
Churchill Downs, Inc.†	2,558	595,247
DineEquity, Inc.†	39,035	1,980,246
Eldorado Resorts, Inc.(a) *	11,345	376,087
Graham Holdings Co., Class B†	158	88,219
Hilton Worldwide Holdings, Inc.†	29,811	2,380,706
Marriott International, Inc., Class A†	23,331	3,166,717
McDonald’s Corp.†	8,713	1,499,682
Royal Caribbean Cruises Ltd. (Liberia)†(a)	70,164	8,369,162
Sonic Corp.(a)	58,413	1,605,189
Stars Group, Inc. (The) (Canada)(a) *	6,278	146,277
Weight Watchers International, Inc.(a)*	8,482	375,583
Wyndham Worldwide Corp.†	45,675	5,292,362
Yum! Brands, Inc.†	73,373	5,987,971

		46,462,830

Energy — 3.3%
Archrock, Inc.†	89,189	936,484

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
CVR Energy, Inc.(a)	54,710	$2,037,400
Diamond Offshore Drilling, Inc.(a) *	58,452	1,086,623
Dril-Quip, Inc.(a) *	48,664	2,321,273
Exterran Corp.†*	51,067	1,605,546
Exxon Mobil Corp.	3,435	287,303
Fairmount Santrol Holdings, Inc.(a)*	225,806	1,180,965
Frank’s International NV (Netherlands)(a)	30,789	204,747
HollyFrontier Corp.(a)	101,441	5,195,808
Marathon Petroleum Corp.(b)	21,179	1,397,390
McDermott International, Inc. (Panama)†(a) *	203,590	1,339,622
Par Pacific Holdings, Inc.*	69	1,330
Rowan Cos. PLC, Class A (United Kingdom)†*	28,144	440,735
RPC, Inc.	103	2,630
Schlumberger Ltd. (Curacao)	15,629	1,053,238
Ship Finance International Ltd. (Bermuda)	99,304	1,539,212
Superior Energy Services, Inc.*	15,812	152,270
TechnipFMC PLC (United Kingdom)(a) .	114,284	3,578,232
TransCanada Corp. (Canada)†	75,962	3,694,792
Transocean Ltd. (Switzerland)(a) *	307,331	3,282,295
Valero Energy Corp.†(b)	5,337	490,524

		31,828,419

Food & Staples Retailing — 3.5%
CVS Health Corp.†	156,509	11,346,902
Kroger Co. (The)†(a)	329,097	9,033,713
SpartanNash Co.(a)	204	5,443
Sysco Corp.(b)	47,015	2,855,221
United Natural Foods, Inc.(a) *	4,335	213,585
Walgreens Boots Alliance, Inc.†	90,710	6,587,360
Wal-Mart Stores, Inc.†	43,073	4,253,459
Weis Markets, Inc.(a)	1,380	57,118

		34,352,801

Food, Beverage & Tobacco — 7.4%
Altria Group, Inc.†	88,625	6,328,711
Campbell Soup Co.(a)	37,810	1,819,039
Coca-Cola Co. (The)†(b)	220,228	10,104,061
Conagra Brands, Inc.†	80,907	3,047,767
Constellation Brands, Inc., Class A†(b)	13,404	3,063,752
Dean Foods Co.(a)	57,750	667,590
Dr Pepper Snapple Group, Inc.†	42,627	4,137,377

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Flowers Foods, Inc.(a)	57,560	$1,111,484
General Mills, Inc.†(a)	66,021	3,914,385
Hormel Foods Corp.(a)	97,328	3,541,766
Ingredion, Inc.†	10,806	1,510,679
JM Smucker Co. (The)†	16,632	2,066,360
Kellogg Co.(a)	45,262	3,076,911
Kraft Heinz Co. (The)†	35,290	2,744,150
Molson Coors Brewing Co., Class B(b)	41,542	3,409,352
Mondelez International, Inc., Class A†	27,206	1,164,417
PepsiCo, Inc.†	26,760	3,209,059
Philip Morris International, Inc.†	30,780	3,251,907
Sanderson Farms, Inc.(a)	35,146	4,877,562
Tyson Foods, Inc., Class A†(b)	105,858	8,581,908

		71,628,237

Health Care Equipment & Services — 9.1%
Abbott Laboratories†(b)	166,432	9,498,274
Amedisys, Inc.(a) *	17,711	933,547
AmerisourceBergen Corp.†(a)	52,859	4,853,513
AMN Healthcare Services, Inc.(a) *	6,906	340,120
Analogic Corp.(a)	5,717	478,799
Anika Therapeutics, Inc.(a) *	6,083	327,935
Baxter International, Inc.†	3,268	211,244
Boston Scientific Corp.(b) *	109,531	2,715,273
Cardinal Health, Inc.†	60,899	3,731,282
Cerner Corp.†*	30,219	2,036,458
Community Health Systems, Inc.(a) *	47,579	202,687
CONMED Corp.(a)	7,083	361,021
Cooper Cos., Inc. (The)(a)	6,766	1,474,176
Cotiviti Holdings, Inc.†(a) *	82,663	2,662,575
Danaher Corp.†	26,628	2,471,611
DaVita, Inc.†*	21,555	1,557,349
Edwards Lifesciences Corp.†*	6,848	771,838
Envision Healthcare Corp.(a) *	16,897	583,960
Express Scripts Holding Co.†(b) *	120,444	8,989,940
Globus Medical, Inc., Class A†(a) *	73,587	3,024,426
Halyard Health, Inc.†*	273	12,607
Hill-Rom Holdings, Inc.†	13,718	1,156,290
ICU Medical, Inc.(a) *	7,687	1,660,392
Integer Holdings Corp.†(a) *	42,700	1,934,310
Integra LifeSciences Holdings Corp.(a)*	14,191	679,181

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Intuitive Surgical, Inc.*	2,376	$867,097
Kindred Healthcare, Inc.†	22,677	219,967
Laboratory Corp. of America Holdings†*	19,347	3,086,040
LifePoint Health, Inc.(a) *	30,276	1,507,745
McKesson Corp.†	20,403	3,181,848
MEDNAX, Inc.(a) *	7,400	395,456
Medtronic PLC (Ireland)†(b)	48,150	3,888,112
Meridian Bioscience, Inc.†(a)	28,192	394,688
National HealthCare Corp.	148	9,019
Patterson Cos., Inc.(a)	26,453	955,747
Quality Systems, Inc.(a) *	32,910	446,918
Quest Diagnostics, Inc.†(b)	49,007	4,826,699
Teleflex, Inc.	3,619	900,480
Tenet Healthcare Corp.(a) *	85,161	1,291,041
Tivity Health, Inc.(a) *	32,505	1,188,058
Universal Health Services, Inc., Class B†(a)	18,351	2,080,086
Varian Medical Systems, Inc.†(a) *	25,516	2,836,103
Zimmer Biomet Holdings, Inc.†(a)(b)	68,349	8,247,674

		88,991,586

Household & Personal Products — 1.6%
Avon Products, Inc.(b) *	455,750	979,862
Central Garden & Pet Co., Class A†(a)*	15,028	566,706
Clorox Co. (The)†	29,102	4,328,631
Colgate-Palmolive Co.†	14,053	1,060,299
Edgewell Personal Care Co.(a) *	39,532	2,347,805
Estee Lauder Cos., Inc. (The), Class A†	1,745	222,034
Kimberly-Clark Corp.†	37,262	4,496,033
Procter & Gamble Co. (The)†	8,231	756,264
Spectrum Brands Holdings, Inc.(a)	2,878	323,487

		15,081,121

Materials — 4.7%
Boise Cascade Co.(a)	22,644	903,496
Chemours Co. (The)†(b)	96,439	4,827,736
Crown Holdings, Inc.†(b) *	30,690	1,726,312
Domtar Corp.†(a)	65,856	3,261,189
FMC Corp.	8,581	812,277
Greif, Inc., Class A(a)	9,789	593,018
Ingevity Corp.*	3,047	214,722
Kraton Corp.*	87	4,191
Louisiana-Pacific Corp.†*	48,453	1,272,376

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)†	39,160	$4,320,131
Methanex Corp. (Canada)†	41,253	2,497,869
Minerals Technologies, Inc.†	5,822	400,845
Monsanto Co.	6,622	773,317
Packaging Corp. of America(b)	29,679	3,577,803
PolyOne Corp.(b)	53,204	2,314,374
PPG Industries, Inc.(a)(b)	30,084	3,514,413
Scotts Miracle-Gro Co. (The)(a)	28,702	3,070,827
Sealed Air Corp.(a)(b)	45,204	2,228,557
Stepan Co.	169	13,346
Tronox Ltd., Class A (Australia)(b)	147,290	3,020,918
Westlake Chemical Corp.†(a)	59,195	6,306,043

		45,653,760

Media — 5.8%
Comcast Corp., Class A†	115,054	4,607,913
Discovery Communications, Inc., Class A(a) *	286,491	6,411,669
DISH Network Corp., Class A†*	59,409	2,836,780
Entravision Communications Corp., Class A	12,377	88,496
Gannett Co., Inc.(a)	73,896	856,455
Interpublic Group of Cos., Inc. (The)†(a)	163,266	3,291,443
Loral Space & Communications, Inc.*	571	25,153
MSG Networks, Inc., Class A†*	68,150	1,380,038
News Corp., Class A(b)	147,240	2,386,760
Nexstar Media Group, Inc., Class A(a)	10,933	854,961
Omnicom Group, Inc.(a)	87,478	6,371,023
Scripps Networks Interactive, Inc., Class A†	25,917	2,212,793
Shaw Communications, Inc., Class B (Canada)†(a)	34,794	794,347
Time Warner, Inc.†	120,755	11,045,460
Twenty-First Century Fox, Inc., Class A(a)(b)	265,153	9,155,733
Viacom, Inc., Class B(b)	107,624	3,315,895
Walt Disney Co. (The)†	9,092	977,481

		56,612,400

Pharmaceuticals, Biotechnology & Life Sciences — 7.0%
AbbVie, Inc.†	21,935	2,121,334
Agilent Technologies, Inc.†	64,031	4,288,156
AMAG Pharmaceuticals, Inc.†*	7,617	100,925

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Amgen, Inc.†	26,273	$4,568,875
Biogen, Inc.†*	12,185	3,881,775
Bioverativ, Inc.†*	306	16,500
Bristol-Myers Squibb Co.†	23,778	1,457,116
Catalent, Inc.†*	15,666	643,559
Celgene Corp.†*	19,326	2,016,861
Eagle Pharmaceuticals, Inc.†*	8,154	435,587
Eli Lilly & Co.†(b)	37,669	3,181,524
Emergent BioSolutions, Inc.†*	7,340	341,090
Endo International PLC (Ireland)†*	152,467	1,181,619
Exact Sciences Corp.(a) *	35,064	1,842,263
Exelixis, Inc.†(b) *	131,350	3,993,040
Gilead Sciences, Inc.†(a)	80,673	5,779,414
Innoviva, Inc.(a) *	125,271	1,777,595
Ionis Pharmaceuticals, Inc.†(a) *	26,410	1,328,423
Jazz Pharmaceuticals PLC (Ireland)†*	3,864	520,288
Johnson & Johnson†(a)	32,964	4,605,730
Ligand Pharmaceuticals, Inc.†(a) *	11,423	1,564,151
Merck & Co., Inc.†(b)	120,189	6,763,035
Mettler-Toledo International, Inc.†*	2,244	1,390,203
Mylan NV (Netherlands)†*	71,081	3,007,437
Myriad Genetics, Inc.(a) *	40,430	1,388,568
PerkinElmer, Inc.†(a)	40,429	2,956,168
Pfizer, Inc.	4,190	151,762
Phibro Animal Health Corp., Class A	9,279	310,846
PRA Health Sciences, Inc.*	8,046	732,749
Prestige Brands Holdings, Inc.(a) *	26,449	1,174,600
Repligen Corp.(a) *	2,440	88,523
Supernus Pharmaceuticals, Inc.(a) *	34,162	1,361,356
Waters Corp.†(a) *	16,582	3,203,477

		68,174,549

Retailing — 10.0%
Abercrombie & Fitch Co., Class A(a)	10,860	189,290
Advance Auto Parts, Inc.†(a)(b)	50,509	5,035,242
Amazon.com, Inc.(b) *	6,100	7,133,767
Asbury Automotive Group, Inc.†*	6,382	408,448
AutoNation, Inc.(a) *	10,453	536,552
AutoZone, Inc.†*	7,070	5,029,386
Bed Bath & Beyond, Inc.(a)	91,834	2,019,430
Best Buy Co., Inc.†(a)	19,307	1,321,950
Buckle, Inc. (The)(a)	5,374	127,632

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
CarMax, Inc.†(a) *	17,688	$1,134,331
Chico’s FAS, Inc.(a)	177,185	1,562,772
Dollar General Corp.†(b)	20,397	1,897,125
Dollar Tree, Inc.†*	12,542	1,345,882
DSW, Inc., Class A(a)	69,578	1,489,665
Expedia, Inc.†	29,164	3,492,972
Foot Locker, Inc.(a)	30,358	1,423,183
Gap, Inc. (The)(a)	79,790	2,717,647
Genuine Parts Co.†(a)	28,330	2,691,633
Home Depot, Inc. (The)†	18,518	3,509,717
Kohl’s Corp.(a)	20,877	1,132,160
Lowe’s Cos., Inc.†	87,483	8,130,670
Murphy USA, Inc.(a) *	11,086	890,871
Netflix, Inc.*	2,474	474,909
Nutrisystem, Inc.(a)	70,092	3,686,839
Office Depot, Inc.	38,461	136,152
O’Reilly Automotive, Inc.†(a)(b) *	18,922	4,551,498
PetMed Express, Inc.(a)	6,768	307,944
Priceline Group, Inc. (The)†*	6,556	11,392,623
RH(a)*	3,926	338,460
Ross Stores, Inc.†	62,138	4,986,574
Sally Beauty Holdings, Inc.(a) *	84,756	1,590,023
Signet Jewelers Ltd. (Bermuda)(a)	27,573	1,559,253
Tailored Brands, Inc.(a)	67,537	1,474,333
Target Corp.†(a)	72,900	4,756,725
Tiffany & Co.	8,105	842,515
TJX Cos., Inc. (The)†(a)	70,001	5,352,276
Tractor Supply Co.†(b)	40,138	3,000,316

		97,670,765

Semiconductors & Semiconductor Equipment — 9.4%
Analog Devices, Inc.(b)	111,922	9,964,416
Applied Materials, Inc.†(a)(b)	136,670	6,986,570
Axcelis Technologies, Inc.†*	24,505	703,294
Broadcom Ltd. (Singapore)	3,250	834,925
Cabot Microelectronics Corp.	2,725	256,368
Cohu, Inc.(a)	13,128	288,160
Diodes, Inc.(a) *	7,569	217,003
First Solar, Inc.(b) *	47,353	3,197,275
Intel Corp.†	69,159	3,192,379
KLA-Tencor Corp.†	55,399	5,820,773
Lam Research Corp.†(a)(b)	62,694	11,540,085
Marvell Technology Group Ltd. (Bermuda)†	113,833	2,443,995
Maxim Integrated Products, Inc.†	12,077	631,386

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Microchip Technology, Inc.(a)	10,873	$955,519
Micron Technology, Inc.†*	321,683	13,227,605
MKS Instruments, Inc.†(a)	26,380	2,492,910
ON Semiconductor Corp.†*	254,138	5,321,650
QUALCOMM, Inc.†	113,091	7,240,086
Skyworks Solutions, Inc.(a)(b)	76,319	7,246,489
Teradyne, Inc.†(a)(b)	104,660	4,382,114
Texas Instruments, Inc.†	38,191	3,988,668
Xcerra Corp.(a) *	31,223	305,673
Xilinx, Inc.†	6,908	465,737

		91,703,080

Software & Services — 11.7%
Accenture PLC, Class A (Ireland)†	15,741	2,409,790
ACI Worldwide, Inc.(a) *	4,621	104,758
Adobe Systems, Inc.†(b) *	20,478	3,588,565
Alarm.com Holdings, Inc.(a) *	12,266	463,042
Alphabet, Inc., Class A†(b) *	11,829	12,460,669
Amdocs, Ltd. (Guernsey)†	2,372	155,319
ANSYS, Inc.†*	17,326	2,557,144
Appfolio, Inc., Class A(a) *	13,855	574,982
Aspen Technology, Inc.†(a) *	28,478	1,885,244
Blackbaud, Inc.(a)	1,106	104,506
Blucora, Inc.†*	58,821	1,299,944
CA, Inc.†	115,982	3,859,881
CACI International, Inc., Class A†*	8,608	1,139,269
Cadence Design Systems, Inc.†*	62,139	2,598,653
Cars.com, Inc.(a) *	44,435	1,281,505
CDK Global, Inc.†	46,255	3,297,056
CGI Group, Inc., Class A (Canada)*	8,189	444,908
Citrix Systems, Inc.†*	20,509	1,804,792
CommerceHub, Inc., Class A(a) *	2,186	48,070
Conduent, Inc.*	12,993	209,967
Convergys Corp.(a)	38,549	905,902
CoStar Group, Inc.*	3,888	1,154,542
CSRA, Inc.†	55,776	1,668,818
eBay, Inc.†(b) *	143,016	5,397,424
Electronic Arts, Inc.†*	30,312	3,184,579
Etsy, Inc.*	23,832	487,364
Euronet Worldwide, Inc.(a) *	12,671	1,067,785
Facebook, Inc., Class A†(b) *	58,800	10,375,848
Fair Isaac Corp.†	20,490	3,139,068
Fiserv, Inc.†*	5,729	751,244
Fortinet, Inc.*	3,308	144,527

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
IAC/InterActiveCorp.†*	5,511	$673,885
j2 Global, Inc.(a)	30,498	2,288,265
Leidos Holdings, Inc.(b)	23,675	1,528,695
LogMeIn, Inc.†	8,418	963,861
Manhattan Associates, Inc.†*	21,967	1,088,245
ManTech International Corp., Class A	10,312	517,559
MAXIMUS, Inc.†	11,800	844,644
Microsoft Corp.†	13,312	1,138,708
MicroStrategy, Inc., Class A†(a) *	8,701	1,142,441
NIC, Inc.†(a)	100,918	1,675,239
Open Text Corp. (Canada)†(a)	23,719	846,057
Oracle Corp.†	152,253	7,198,522
Paychex, Inc.†	17,981	1,224,146
Progress Software Corp.(b)	43,488	1,851,284
Red Hat, Inc.†*	17,827	2,141,023
SS&C Technologies Holdings, Inc.†(a)(b)	66,401	2,687,912
Stamps.com, Inc.(a) *	8,688	1,633,344
Symantec Corp.(a)(b)	129,427	3,631,722
Synopsys, Inc.†*	9,745	830,664
Total System Services, Inc.(b)	27,177	2,149,429
Trade Desk, Inc. (The), Class A(a) *	49,054	2,243,239
Travelport Worldwide Ltd. (Bermuda)†(a)	60,621	792,316
Tyler Technologies, Inc.*	88	15,580
VASCO Data Security International, Inc.*	8,407	116,857
VeriSign, Inc.(a) *	19,528	2,234,784
Visa, Inc., Class A	5,578	636,004
Web.com Group, Inc.†(a) *	63,161	1,376,910
Western Union Co. (The)(a)	85,276	1,621,097

		113,657,597

Technology Hardware & Equipment — 9.0%
Anixter International, Inc.†*	4,896	372,096
Apple, Inc.†	29,333	4,964,024
Arista Networks, Inc.(a) *	2,552	601,200
Arrow Electronics, Inc.*	1,526	122,706
AVX Corp.†(a)	42,719	739,039
Ciena Corp.(a) *	80,428	1,683,358
Cisco Systems, Inc.†	195,534	7,488,952
Coherent, Inc.(a) *	3,246	916,086
CTS Corp.(a)	2,691	69,293
EchoStar Corp., Class A†*	16,298	976,250
Electro Scientific Industries, Inc.(a) *	85,425	1,830,658

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Extreme Networks, Inc.†*	50,120	$627,502
F5 Networks, Inc.†*	20,816	2,731,476
FLIR Systems, Inc.†	24,504	1,142,376
Harris Corp.†	46,743	6,621,146
Hewlett Packard Enterprise Co.†	367,860	5,282,470
HP, Inc.†(b)	572,540	12,029,065
InterDigital, Inc.†(a)	18,561	1,413,420
IPG Photonics Corp.*	8,422	1,803,403
Jabil, Inc.†(b)	55,649	1,460,786
Juniper Networks, Inc.†	142,408	4,058,628
Keysight Technologies, Inc.*	16,640	692,224
Littelfuse, Inc.(a)	1,507	298,115
Mitel Networks Corp. (Canada)*	47,062	387,320
Motorola Solutions, Inc.†	16,242	1,467,302
MTS Systems Corp.	5	268
National Instruments Corp.	15,114	629,196
NetApp, Inc.†(a)(b)	87,578	4,844,815
NETGEAR, Inc.(a) *	13,353	784,489
PC Connection, Inc.(a)	535	14,022
Plantronics, Inc.†	6,631	334,070
Rogers Corp.*	3,601	583,074
Seagate Technology PLC (Ireland)(a)	85,619	3,582,299
Systemax, Inc.(a)	6,775	225,404
VeriFone Systems, Inc.(a) *	38,035	673,600
Viavi Solutions, Inc.(a) *	18,652	163,018
Vishay Intertechnology, Inc.(a)	153,154	3,177,946
Western Digital Corp.†(b)	116,738	9,284,173
Xerox Corp.†	81,784	2,384,004
Zebra Technologies Corp., Class A†*	11,195	1,162,041

		87,621,314

Telecommunication Services — 1.9%
AT&T, Inc.†	125,776	4,890,171
BCE, Inc. (Canada)	990	47,530
CenturyLink, Inc.†(a)	286,287	4,775,267
Cogent Communications Holdings, Inc.(a)	1,462	66,229
Frontier Communications Corp.(a)	153,992	1,040,986
Rogers Communications, Inc., Class B (Canada)†	10,296	524,375
Sprint Corp.(a) *	76,580	451,056
United States Cellular Corp.(a) *	5,384	202,600
Verizon Communications, Inc.†	129,827	6,871,743

		18,869,957

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 6.5%
Alaska Air Group, Inc.†	40,827	$3,001,193
American Airlines Group, Inc.(a)(b)	116,157	6,043,649
Canadian National Railway Co. (Canada)†(a)(b)	70,578	5,822,685
Canadian Pacific Railway Ltd. (Canada)†	12,545	2,292,724
Delta Air Lines, Inc.†	164,623	9,218,888
Expeditors International of Washington, Inc.†(a)	45,568	2,947,794
Forward Air Corp.(a)	7,725	443,724
Hawaiian Holdings, Inc.†(b)	59,174	2,358,084
JB Hunt Transport Services, Inc.(a)	6,868	789,683
Kansas City Southern†(b)	20,279	2,133,756
Landstar System, Inc.(a)	18,351	1,910,339
Matson, Inc.	350	10,444
Norfolk Southern Corp.†(b)	33,797	4,897,185
Saia, Inc.*	367	25,965
Southwest Airlines Co.†	69,107	4,523,053
Union Pacific Corp.†	39,840	5,342,544
United Continental Holdings, Inc.†(b) *	74,687	5,033,904
Universal Logistics Holdings, Inc.	178	4,228
Werner Enterprises, Inc.(a)	9,226	356,585
XPO Logistics, Inc.(a) *	62,323	5,708,164

		62,864,591

TOTAL COMMON STOCKS (Cost $1,053,197,677)		1,167,191,327

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$785	802

TOTAL CORPORATE BONDS AND NOTES (Cost $785)		802

TOTAL LONG POSITIONS - 119.8%		1,167,192,129

(Cost $1,053,198,462)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (59.9)%
COMMON STOCKS — (59.9)%
Automobiles & Components — (1.9)%
Adient PLC (Ireland)	(47,562)	$(3,743,129)
American Axle & Manufacturing Holdings, Inc.*	(52,346)	(891,452)
Cooper Tire & Rubber Co.	(8,393)	(296,693)
Cooper-Standard Holding, Inc.*	(11,626)	(1,424,185)
Ford Motor Co.	(270,423)	(3,377,583)
Fox Factory Holding Corp.*	(11,073)	(430,186)
Goodyear Tire & Rubber Co. (The)	(66,436)	(2,146,547)
LCI Industries	(13,270)	(1,725,100)
Tesla, Inc.*	(16,053)	(4,998,102)

		(19,032,977)

Capital Goods — (5.7)%
AAON, Inc.	(7,274)	(266,956)
AAR Corp.	(33,135)	(1,301,874)
Advanced Drainage Systems, Inc.	(55,776)	(1,330,258)
Altra Industrial Motion Corp.	(9,802)	(494,021)
American Railcar Industries, Inc.	(14,774)	(615,189)
American Woodmark Corp.*	(6,506)	(847,406)
AO Smith Corp.	(6,087)	(373,011)
Apogee Enterprises, Inc.	(37,774)	(1,727,405)
Astronics Corp.*	(10,177)	(422,040)
Axon Enterprise, Inc.*	(157,752)	(4,180,428)
AZZ, Inc.	(2,088)	(106,697)
CAI International, Inc.*	(9,514)	(269,436)
Chart Industries, Inc.*	(20,598)	(965,222)
CIRCOR International, Inc.	(9,852)	(479,595)
Colfax Corp.*	(80,062)	(3,172,056)
Columbus McKinnon Corp.	(7,805)	(312,044)
Cubic Corp.	(15,200)	(896,040)
Douglas Dynamics, Inc.	(7,142)	(269,968)
EnerSys	(6,203)	(431,915)
ESCO Technologies, Inc.	(6,686)	(402,831)
Esterline Technologies Corp.*	(2,669)	(199,374)
Franklin Electric Co., Inc.	(10,973)	(503,661)
General Cable Corp.	(52,527)	(1,554,799)
Griffon Corp.	(1,065)	(21,673)
Herc Holdings, Inc.*	(21,629)	(1,354,192)
Hexcel Corp.	(11,096)	(686,288)
Hyster-Yale Materials Handling, Inc.	(2,125)	(180,965)
JELD-WEN Holding, Inc.*	(3,130)	(123,228)
John Bean Technologies Corp.	(7,329)	(812,053)
Kadant, Inc.	(4,641)	(465,956)
Kennametal, Inc.	(31,643)	(1,531,838)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Kratos Defense & Security Solutions, Inc.*	(249,131)	$(2,638,297)
Lincoln Electric Holdings, Inc.	(18,200)	(1,666,756)
Manitowoc Co., Inc. (The)*	(32,089)	(1,262,381)
Masonite International Corp. (Canada)*	(14,195)	(1,052,559)
MasTec, Inc.*	(6,554)	(320,818)
Mercury Systems, Inc.*	(25,710)	(1,320,208)
Milacron Holdings Corp.*	(47,971)	(918,165)
MRC Global, Inc.*	(137,212)	(2,321,627)
MYR Group, Inc.*	(3,158)	(112,835)
National Presto Industries, Inc.	(624)	(62,057)
Nordson Corp.	(3,026)	(443,006)
NOW, Inc.*	(312,965)	(3,452,004)
NV5 Global, Inc.*	(1,947)	(105,430)
Patrick Industries, Inc.*	(6,465)	(448,994)
Ply Gem Holdings, Inc.*	(11,849)	(219,206)
Proto Labs, Inc.*	(1,092)	(112,476)
Quanex Building Products Corp.	(7,024)	(164,362)
Raven Industries, Inc.	(10,428)	(358,202)
REV Group, Inc.	(40,313)	(1,311,382)
Simpson Manufacturing Co., Inc.	(5,019)	(288,141)
SPX Corp.*	(2,497)	(78,381)
Standex International Corp.	(1,460)	(148,701)
Sunrun, Inc.*	(293,680)	(1,732,712)
Tennant Co.	(8,014)	(582,217)
Thermon Group Holdings, Inc.*	(15,551)	(368,092)
Timken Co. (The)	(43,407)	(2,133,454)
Titan International, Inc.	(29,079)	(374,538)
Triumph Group, Inc.	(37,588)	(1,022,394)
Tutor Perini Corp.*	(13,214)	(334,975)
United Rentals, Inc.*	(13,404)	(2,304,282)
Vicor Corp.*	(57)	(1,191)
Wabash National Corp.	(15,332)	(332,704)
Wesco Aircraft Holdings, Inc.*	(112,597)	(833,218)

		(55,124,184)

Commercial & Professional Services — (1.5)%
ABM Industries, Inc.	(9,613)	(362,602)
Advanced Disposal Services, Inc.*	(81,532)	(1,951,876)
Covanta Holding Corp.	(282,674)	(4,777,191)
Exponent, Inc.	(1,580)	(112,338)
Forrester Research, Inc.	(1,392)	(61,526)
FTI Consulting, Inc.*	(4,658)	(200,108)
Healthcare Services Group, Inc.	(33,757)	(1,779,669)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
HNI Corp.	(20,059)	$(773,676)
Huron Consulting Group, Inc.*	(5,057)	(204,556)
InnerWorkings, Inc.*	(20,177)	(202,375)
Kelly Services, Inc., Class A	(7,132)	(194,490)
Mistras Group, Inc.*	(1,566)	(36,754)
MSA Safety, Inc.	(7,435)	(576,361)
Multi-Color Corp.	(7,559)	(565,791)
Ritchie Bros Auctioneers, Inc. (Canada)	(40,389)	(1,208,843)
RR Donnelley & Sons Co.	(10,946)	(101,798)
Steelcase, Inc., Class A	(49,437)	(751,442)
TrueBlue, Inc.*	(20,586)	(566,115)
US Ecology, Inc.	(2,675)	(136,425)
WageWorks, Inc.*	(9,036)	(560,232)

		(15,124,168)

Consumer Durables & Apparel — (2.8)%
Acushnet Holdings Corp.	(9,318)	(196,423)
American Outdoor Brands Corp.*	(310,360)	(3,985,022)
Canada Goose Holdings, Inc. (Canada)*	(59,866)	(1,889,371)
Columbia Sportswear Co.	(22,791)	(1,638,217)
Deckers Outdoor Corp.*	(58,436)	(4,689,489)
G-III Apparel Group Ltd.*	(112,401)	(4,146,473)
Hasbro, Inc.	(15,149)	(1,376,893)
Helen Of Troy Ltd. (Bermuda)*	(1,503)	(144,814)
Installed Building Products, Inc.*	(10,849)	(823,982)
Lululemon Athletica, Inc.*	(4,303)	(338,173)
Mattel, Inc.	(319,839)	(4,919,124)
Mohawk Industries, Inc.*	(6,284)	(1,733,756)
Movado Group, Inc.	(3,680)	(118,496)
Steven Madden Ltd.*	(2,868)	(133,936)
Under Armour, Inc., Class C*	(79,299)	(1,056,263)
Universal Electronics, Inc.*	(3,084)	(145,719)

		(27,336,151)

Consumer Services — (3.7)%
Belmond Ltd., Class A (Bermuda)*	(46,843)	(573,827)
Bright Horizons Family Solutions, Inc.*	(3,943)	(370,642)
Buffalo Wild Wings, Inc.*	(11,501)	(1,798,181)
Carrols Restaurant Group, Inc.*	(18,517)	(224,982)
Chegg, Inc.*	(159,482)	(2,602,746)
Darden Restaurants, Inc.	(35,753)	(3,433,003)
Dave & Buster’s Entertainment, Inc.*	(69,595)	(3,839,556)
Fiesta Restaurant Group, Inc.*	(10,169)	(193,211)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Golden Entertainment, Inc.*	(1,504)	$(49,106)
Houghton Mifflin Harcourt Co.*	(62,374)	(580,078)
ILG, Inc.	(39,138)	(1,114,650)
International Game Technology PLC (United Kingdom)	(32,708)	(867,089)
International Speedway Corp., Class A	(9,508)	(378,894)
K12, Inc.*	(6,594)	(104,845)
La Quinta Holdings, Inc.*	(40,534)	(748,258)
Marcus Corp. (The)	(4,572)	(125,044)
MGM Resorts International	(26,412)	(881,897)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(15,698)	(835,918)
Planet Fitness, Inc., Class A*	(8,350)	(289,160)
Red Robin Gourmet Burgers, Inc.*	(12,056)	(679,958)
Ruth’s Hospitality Group, Inc.	(8,528)	(184,631)
SeaWorld Entertainment, Inc.*	(29,108)	(394,996)
Service Corp. International	(61,183)	(2,283,350)
Shake Shack, Inc., Class A*	(132,187)	(5,710,478)
Strayer Education, Inc.	(2,208)	(197,793)
Texas Roadhouse, Inc.	(31,853)	(1,678,016)
Wendy’s Co. (The)	(236,243)	(3,879,110)
Wingstop, Inc.	(65,373)	(2,548,240)

		(36,567,659)

Energy — (3.3)%
Cenovus Energy, Inc. (Canada)	(90,783)	(828,849)
Cheniere Energy, Inc.*	(40,324)	(2,171,044)
Delek US Holdings, Inc.	(122,480)	(4,279,451)
DHT Holdings, Inc. (Marshall Islands)	(48,478)	(174,036)
Green Plains, Inc	(129,626)	(2,184,198)
Helix Energy Solutions Group, Inc.*	(344,846)	(2,600,139)
Helmerich & Payne, Inc.	(6,725)	(434,704)
Keane Group, Inc.*	(87,639)	(1,666,017)
Mammoth Energy Services, Inc.*	(5,545)	(108,848)
NCS Multistage Holdings, Inc.*	(4,331)	(63,839)
Occidental Petroleum Corp.	(49,615)	(3,654,641)
Patterson-UTI Energy, Inc.	(92,530)	(2,129,115)
ProPetro Holding Corp.*	(61,667)	(1,243,207)
REX American Resources Corp.*	(1,480)	(122,529)
Select Energy Services, Inc., Class A*	(482)	(8,792)
SemGroup Corp., Class A	(128,928)	(3,893,626)
Solaris Oilfield Infrastructure, Inc., Class A*	(15,183)	(325,068)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Targa Resources Corp.	(68,964)	$(3,339,237)
Unit Corp.*	(64,515)	(1,419,330)
Weatherford International PLC (Ireland)*	(212,339)	(885,454)
World Fuel Services Corp.	(15,431)	(434,228)

		(31,966,352)

Food & Staples Retailing — (0.9)%
Casey’s General Stores, Inc.	(10,831)	(1,212,422)
Costco Wholesale Corp.	(6,741)	(1,254,635)
Performance Food Group Co.*	(7,134)	(236,135)
PriceSmart, Inc.	(22,203)	(1,911,678)
Rite Aid Corp.*	(619,505)	(1,220,425)
Smart & Final Stores, Inc.*	(77,263)	(660,599)
SUPERVALU, Inc.*	(93,231)	(2,013,790)

		(8,509,684)

Food, Beverage & Tobacco — (3.3)%
B&G Foods, Inc.	(119,060)	(4,184,959)
Blue Buffalo Pet Products, Inc.*	(77,234)	(2,532,503)
Bob Evans Farms, Inc.	(6,708)	(528,725)
Bunge Ltd. (Bermuda)	(17,797)	(1,193,823)
Calavo Growers, Inc.	(5,482)	(462,681)
Coca-Cola Bottling Co. Consolidated	(10,073)	(2,168,314)
Cott Corp. (Canada)	(37,403)	(623,134)
Darling Ingredients, Inc.*	(91,271)	(1,654,743)
Farmer Brothers Co.*	(8,246)	(265,109)
Hain Celestial Group, Inc. (The)*	(127,032)	(5,384,886)
J&J Snack Foods Corp.	(7,479)	(1,135,537)
John B Sanfilippo & Son, Inc.	(8,305)	(525,291)
McCormick & Co., Inc., non-voting shares	(10,951)	(1,116,016)
MGP Ingredients, Inc.	(22,637)	(1,740,333)
Monster Beverage Corp.*	(7,520)	(475,941)
Post Holdings, Inc.*	(29,544)	(2,340,771)
Snyder’s-Lance, Inc.	(53,039)	(2,656,193)
SunOpta, Inc. (Canada)*	(32,535)	(252,146)
Tootsie Roll Industries, Inc.	(11,625)	(423,150)
Universal Corp.	(38,990)	(2,046,975)
Vector Group Ltd.	(6,260)	(140,099)

		(31,851,329)

Health Care Equipment & Services — (4.9)%
Acadia Healthcare Co., Inc.*	(125,503)	(4,095,163)
Align Technology, Inc.*	(730)	(162,199)
Almost Family, Inc.*	(19,782)	(1,094,934)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
AtriCure, Inc.*	(41,285)	$(753,038)
BioTelemetry, Inc.*	(59,426)	(1,776,837)
Cardiovascular Systems, Inc.*	(14,732)	(349,001)
CryoLife, Inc.*	(12,267)	(234,913)
DENTSPLY SIRONA, Inc.	(14,615)	(962,105)
DexCom, Inc.*	(23,848)	(1,368,637)
Diplomat Pharmacy, Inc.*	(45,337)	(909,914)
Ensign Group, Inc. (The)	(48,904)	(1,085,669)
Entellus Medical, Inc.*	(2,915)	(71,097)
Evolent Health, Inc., Class A*	(233,446)	(2,871,386)
Glaukos Corp.*	(18,170)	(466,060)
HCA Healthcare, Inc.*	(22,734)	(1,996,955)
Henry Schein, Inc.*	(57,908)	(4,046,611)
Invacare Corp.	(43,190)	(727,751)
iRhythm Technologies, Inc.*	(21,000)	(1,177,050)
K2M Group Holdings, Inc.*	(76,687)	(1,380,366)
Merit Medical Systems, Inc.*	(20,625)	(891,000)
Natus Medical, Inc.*	(42,217)	(1,612,689)
Nevro Corp.*	(50,879)	(3,512,686)
Novocure Ltd. (Jersey)*	(45,854)	(926,251)
NxStage Medical, Inc.*	(143,913)	(3,487,012)
Omnicell, Inc.*	(22,315)	(1,082,277)
OraSure Technologies, Inc.*	(11,788)	(222,322)
Owens & Minor, Inc.	(20,448)	(386,058)
Penumbra, Inc.*	(2,008)	(188,953)
Providence Service Corp. (The)*	(403)	(23,914)
Quidel Corp.*	(57,828)	(2,506,844)
STAAR Surgical Co.*	(3,419)	(52,994)
Surgery Partners, Inc.*	(1,942)	(23,498)
Tactile Systems Technology, Inc.*	(11,388)	(330,024)
Teladoc, Inc.*	(93,898)	(3,272,345)
Varex Imaging Corp.*	(22,183)	(891,091)
ViewRay, Inc.*	(24,384)	(225,796)
Vocera Communications, Inc.*	(6,840)	(206,705)
West Pharmaceutical Services, Inc.	(8,024)	(791,728)
Wright Medical Group NV (Netherlands)*	(53,603)	(1,189,987)

		(47,353,860)

Household & Personal Products — (0.9)%
Church & Dwight Co., Inc.	(110,602)	(5,548,902)
Coty, Inc., Class A	(80,429)	(1,599,733)
WD-40 Co.	(14,117)	(1,665,806)

		(8,814,441)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (4.7)%
Agrium, Inc. (Canada)	(27,869)	$(3,204,935)
Albemarle Corp.	(17,264)	(2,207,893)
American Vanguard Corp.	(2,550)	(50,107)
AptarGroup, Inc.	(3,849)	(332,092)
Balchem Corp.	(15,440)	(1,244,464)
Calgon Carbon Corp.	(216,171)	(4,604,442)
CF Industries Holdings, Inc.	(12,319)	(524,050)
Clearwater Paper Corp.*	(4,138)	(187,865)
Deltic Timber Corp.	(11,136)	(1,019,501)
DowDuPont, Inc.	(40,837)	(2,908,411)
Ferro Corp.*	(81,139)	(1,914,069)
GCP Applied Technologies, Inc.*	(17,690)	(564,311)
Graphic Packaging Holding Co.	(37,041)	(572,283)
HB Fuller Co.	(14,297)	(770,179)
Huntsman Corp.	(32,048)	(1,066,878)
Innophos Holdings, Inc.	(6,803)	(317,904)
Innospec, Inc.	(10,792)	(761,915)
International Paper Co.	(102,108)	(5,916,138)
KMG Chemicals, Inc.	(7,636)	(504,587)
Koppers Holdings, Inc.*	(5,336)	(271,602)
Mosaic Co. (The)	(159,177)	(4,084,482)
NewMarket Corp.	(1,985)	(788,819)
PH Glatfelter Co.	(27,975)	(599,784)
Silgan Holdings, Inc.	(74,321)	(2,184,294)
Sonoco Products Co.	(16,752)	(890,201)
Trinseo SA (Luxembourg)	(33,797)	(2,453,662)
US Concrete, Inc.*	(39,407)	(3,296,396)
Venator Materials PLC (United Kingdom)*	(90,602)	(2,004,116)
WestRock Co.	(5,676)	(358,780)

		(45,604,160)

Media — (2.8)%
Altice Usa, Inc., Class A*	(53,049)	(1,126,230)
AMC Entertainment Holdings, Inc., Class A	(91,381)	(1,379,853)
Cable One, Inc.	(2,276)	(1,600,825)
CBS Corp., Class B	(31,251)	(1,843,809)
Charter Communications, Inc., Class A*	(8,653)	(2,907,062)
Cinemark Holdings, Inc.	(10,359)	(360,700)
Clear Channel Outdoor Holdings, Inc., Class A	(1,124)	(5,170)
EW Scripps Co. (The), Class A*	(38,432)	(600,692)
Gray Television, Inc.*	(36,457)	(610,655)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
John Wiley & Sons, Inc., Class A	(16,631)	$(1,093,488)
Madison Square Garden Co. (The), Class A*	(13,713)	(2,891,386)
Meredith Corp.	(18,275)	(1,207,064)
New York Times Co. (The), Class A	(67,006)	(1,239,611)
Regal Entertainment Group, Class A	(232,553)	(5,351,045)
Scholastic Corp.	(14,028)	(562,663)
Sinclair Broadcast Group, Inc., Class A	(116,447)	(4,407,519)

		(27,187,772)

Pharmaceuticals, Biotechnology & Life Sciences — (3.3)%
Aclaris Therapeutics, Inc.*	(42,080)	(1,037,693)
Aduro Biotech, Inc.*	(367)	(2,752)
Aerie Pharmaceuticals, Inc.*	(2,952)	(176,382)
Amphastar Pharmaceuticals, Inc.*	(128)	(2,463)
Bio-Rad Laboratories, Inc., Class A*	(7,269)	(1,734,892)
Bruker Corp.	(63,154)	(2,167,445)
Coherus Biosciences, Inc.*	(43,992)	(387,130)
Dermira, Inc.*	(62,755)	(1,745,217)
Epizyme, Inc.*	(28,788)	(361,289)
Five Prime Therapeutics, Inc.*	(5,811)	(127,377)
Flexion Therapeutics, Inc.*	(14,134)	(353,915)
Heron Therapeutics, Inc.*	(85,634)	(1,549,975)
Illumina, Inc.*	(1,589)	(347,181)
Insmed, Inc.*	(13,934)	(434,462)
Intra-Cellular Therapies, Inc.*	(21,422)	(310,191)
La Jolla Pharmaceutical Co.*	(41,325)	(1,329,838)
MacroGenics, Inc.*	(24,056)	(457,064)
Medicines Co. (The)*	(33,134)	(905,884)
Momenta Pharmaceuticals, Inc.*	(71,129)	(992,250)
Myovant Sciences Ltd. (Bermuda)*	(178)	(2,250)
NeoGenomics, Inc.*	(90,378)	(800,749)
Paratek Pharmaceuticals, Inc.*	(17,693)	(316,705)
QIAGEN NV (Netherlands)	(128,816)	(3,984,279)
Radius Health, Inc.*	(43,295)	(1,375,482)
Reata Pharmaceuticals, Inc., Class A*	(10,627)	(300,957)
Revance Therapeutics, Inc.*	(21,935)	(784,176)
Syneos Health, Inc.*	(102,014)	(4,447,810)
TG Therapeutics, Inc.*	(28,444)	(233,241)
TherapeuticsMD, Inc.*	(157,144)	(949,150)
Theravance Biopharma, Inc. (Cayman Islands)*	(45,902)	(1,280,207)
Thermo Fisher Scientific, Inc.	(13,141)	(2,495,213)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Ultragenyx Pharmaceutical, Inc.*	(7,431)	$(344,650)

		(31,738,269)

Retailing — (4.0)%
1-800-Flowers.com, Inc., Class A*	(4,720)	(50,504)
American Eagle Outfitters, Inc.	(37,523)	(705,432)
At Home Group, Inc.*	(29,230)	(888,300)
Big Lots, Inc.	(10,167)	(570,877)
Burlington Stores, Inc.*	(21,758)	(2,676,887)
Caleres, Inc.	(14,319)	(479,400)
Camping World Holdings, Inc., Class A	(31,636)	(1,415,078)
Children’s Place, Inc. (The)	(3,535)	(513,812)
Core-Mark Holding Co., Inc.	(17,326)	(547,155)
Dick’s Sporting Goods, Inc.	(138,482)	(3,979,973)
Duluth Holdings, Inc., Class B*	(17,523)	(312,786)
Express, Inc.*	(326,312)	(3,312,067)
Finish Line, Inc. (The), Class A	(3,353)	(48,719)
Five Below, Inc.*	(38,597)	(2,559,753)
Floor & Decor Holdings, Inc., Class A*	(66,594)	(3,241,796)
Genesco, Inc.*	(7,829)	(254,442)
Guess?, Inc.	(267,287)	(4,511,805)
L Brands, Inc.	(72,016)	(4,336,804)
Lands’ End, Inc.*	(5,512)	(107,760)
Lithia Motors, Inc., Class A	(11,735)	(1,332,979)
Lumber Liquidators Holdings, Inc.*	(4,258)	(133,659)
Ollie’s Bargain Outlet Holdings, Inc.*	(41,525)	(2,211,206)
Party City Holdco, Inc.*	(37,958)	(529,514)
Penske Automotive Group, Inc.	(23,384)	(1,118,924)
Shutterfly, Inc.*	(23,168)	(1,152,608)
Sonic Automotive, Inc., Class A	(39,973)	(737,502)
Williams-Sonoma, Inc.	(17,495)	(904,491)

		(38,634,233)

Semiconductors & Semiconductor Equipment — (2.5)%
Advanced Micro Devices, Inc.*	(340,410)	(3,499,415)
Ambarella, Inc. (Cayman Islands)*	(60,605)	(3,560,544)
Amkor Technology, Inc.*	(88,719)	(891,626)
Cavium, Inc.*	(24,006)	(2,012,423)
Cree, Inc.*	(41,176)	(1,529,277)
FormFactor, Inc.*	(25,994)	(406,806)
Ichor Holdings Ltd. (Cayman Islands)*	(7,310)	(179,826)
Inphi Corp.*	(118,584)	(4,340,174)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Lattice Semiconductor Corp.*	(99,279)	$(573,833)
MACOM Technology Solutions Holdings, Inc.*	(35,297)	(1,148,564)
MaxLinear, Inc.*	(55,050)	(1,454,421)
Nanometrics, Inc.*	(14,768)	(368,019)
Photronics, Inc.*	(39,865)	(339,849)
Power Integrations, Inc.	(9,327)	(686,001)
Semtech Corp.*	(6,979)	(238,682)
Synaptics, Inc.*	(50,446)	(2,014,813)
Veeco Instruments, Inc.*	(52,072)	(773,269)
Xperi Corp.	(29,055)	(708,942)

		(24,726,484)

Software & Services — (7.2)%
8x8, Inc.*	(107,956)	(1,522,180)
Acxiom Corp.*	(70,452)	(1,941,657)
Alliance Data Systems Corp.	(1,259)	(319,131)
Automatic Data Processing, Inc.	(43,749)	(5,126,945)
Black Knight, Inc.*	(8,561)	(377,968)
Blackhawk Network Holdings, Inc.*	(120,258)	(4,287,198)
Blackline, Inc.*	(17,395)	(570,556)
Box, Inc., Class A*	(1,063)	(22,451)
BroadSoft, Inc.*	(59,226)	(3,251,507)
Callidus Software, Inc.*	(38,650)	(1,107,322)
Carbonite, Inc.*	(34,050)	(854,655)
Cardtronics PLC, Class A (United Kingdom)*	(26,140)	(484,113)
Cloudera, Inc.*	(156,927)	(2,592,434)
Cornerstone OnDemand, Inc.*	(31,650)	(1,118,194)
Coupa Software, Inc.*	(18,698)	(583,752)
DXC Technology Co.	(10,705)	(1,015,904)
Ellie Mae, Inc.*	(10,024)	(896,146)
Everbridge, Inc.*	(8,756)	(260,228)
FireEye, Inc.*	(321,743)	(4,568,751)
FleetCor Technologies, Inc.*	(7,545)	(1,451,884)
Gartner, Inc.*	(10,061)	(1,239,012)
Globant SA (Luxembourg)*	(14,248)	(661,962)
Gogo, Inc.*	(227,011)	(2,560,684)
Hortonworks, Inc.*	(46,292)	(930,932)
Imperva, Inc.*	(10,682)	(424,075)
Instructure, Inc.*	(26,689)	(883,406)
MuleSoft, Inc., Class A*	(102,853)	(2,392,361)
Okta, Inc.*	(71,616)	(1,834,086)
Pandora Media, Inc.*	(505,663)	(2,437,296)
PayPal Holdings, Inc.*	(2,817)	(207,388)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Perficient, Inc.*	(4,969)	$(94,759)
PROS Holdings, Inc.*	(47,560)	(1,257,962)
Rapid7, Inc.*	(26,680)	(497,849)
Science Applications International Corp.	(40,963)	(3,136,537)
SecureWorks Corp., Class A*	(18,660)	(165,514)
Silver Spring Networks, Inc.*	(120,354)	(1,954,549)
Snap, Inc., Class A*	(292,350)	(4,271,233)
Tableau Software, Inc., Class A*	(2,696)	(186,563)
Take-Two Interactive Software, Inc.*	(6,262)	(687,442)
TeleTech Holdings, Inc.	(2,984)	(120,106)
Teradata Corp.*	(57,289)	(2,203,335)
TrueCar, Inc.*	(81,493)	(912,722)
Twilio, Inc., Class A*	(139,916)	(3,302,018)
Vantiv, Inc., Class A*	(9,429)	(693,503)
Virtusa Corp.*	(32,808)	(1,446,177)
Workiva, Inc.*	(14,134)	(302,468)
Zendesk, Inc.*	(85,228)	(2,884,116)
Zynga, Inc., Class A*	(108,315)	(433,260)

		(70,474,291)

Technology Hardware & Equipment — (3.4)%
Belden, Inc.	(12,343)	(952,509)
Benchmark Electronics, Inc.*	(4,680)	(136,188)
Celestica, Inc. (Canada)*	(12,121)	(127,028)
Cray, Inc.*	(17,693)	(428,171)
Diebold Nixdorf, Inc.	(10,130)	(165,625)
Electronics For Imaging, Inc.*	(4,064)	(120,010)
FARO Technologies, Inc.*	(4,023)	(189,081)
Finisar Corp.*	(166,622)	(3,390,758)
Fitbit, Inc., Class A*	(638,305)	(3,644,722)
II-VI, Inc.*	(83,073)	(3,900,277)
Infinera Corp.*	(416,555)	(2,636,793)
Insight Enterprises, Inc.*	(10,990)	(420,807)
Itron, Inc.*	(5,193)	(354,163)
Knowles Corp.*	(108,010)	(1,583,427)
Lumentum Holdings, Inc.*	(63,731)	(3,116,446)
Methode Electronics, Inc.	(12,263)	(491,746)
Palo Alto Networks, Inc.*	(22,340)	(3,237,960)
Plexus Corp.*	(5,425)	(329,406)
Pure Storage, Inc., Class A*	(56,063)	(889,159)
ScanSource, Inc.*	(2,552)	(91,362)
Sierra Wireless, Inc. (Canada)*	(47,816)	(977,837)
Super Micro Computer, Inc.*	(77,021)	(1,611,664)
Tech Data Corp.*	(3,438)	(336,821)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
ViaSat, Inc.*	(55,989)	$(4,190,777)

		(33,322,737)

Telecommunication Services — (0.8)%
ATN International, Inc.	(5,085)	(280,997)
Boingo Wireless, Inc.*	(16,625)	(374,062)
Cincinnati Bell, Inc.*	(74,859)	(1,560,810)
Consolidated Communications Holdings, Inc.	(55,535)	(676,972)
General Communication, Inc., Class A*	(22,457)	(876,272)
Iridium Communications, Inc.*	(143,550)	(1,693,890)
ORBCOMM, Inc.*	(25,209)	(256,628)
Shenandoah Telecommunications Co.	(27,825)	(940,485)
Straight Path Communications, Inc., Class B*	(5,982)	(1,087,468)

		(7,747,584)

Transportation — (2.3)%
Air Transport Services Group, Inc.*	(41,931)	(970,283)
Allegiant Travel Co.	(10,025)	(1,551,369)
ArcBest Corp.	(2,841)	(101,566)
Atlas Air Worldwide Holdings, Inc.*	(49,661)	(2,912,618)
CSX Corp.	(21,838)	(1,201,308)
Genesee & Wyoming, Inc., Class A*	(69,683)	(5,486,143)
Heartland Express, Inc.	(36,864)	(860,406)
Hub Group, Inc., Class A*	(48,479)	(2,322,144)
Knight-Swift Transportation Holdings, Inc.	(106,470)	(4,654,868)
Ryder System, Inc.	(4,284)	(360,584)
SkyWest, Inc.	(15,003)	(796,659)
Spirit Airlines, Inc.*	(29,903)	(1,341,150)

		(22,559,098)

TOTAL COMMON STOCK (Proceeds $575,050,435)		(583,675,433)

TOTAL SECURITIES SOLD SHORT - (59.9)%		(583,675,433)

(Proceeds $575,050,435)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

Value
OTHER ASSETS IN EXCESS OF LIABILITIES - 40.1%	$390,748,997

NET ASSETS - 100.0%	$974,265,693

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2017, the market value of securities on loan was $180,051,283.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 140.8%
COMMON STOCKS — 139.3%
Automobiles & Components — 2.2%
General Motors Co.†	5,908	$242,169
Harley-Davidson, Inc.(a)	699	35,565

		277,734

Capital Goods — 12.9%
Acuity Brands, Inc.(a)	154	27,104
Allegion PLC (Ireland)(a)	13	1,034
AMETEK, Inc.†	548	39,714
Boeing Co. (The)†	1,020	300,808
Caterpillar, Inc.†	2,062	324,930
Cummins, Inc.†	681	120,292
Eaton Corp. PLC (Ireland)	518	40,927
Fortune Brands Home & Security, Inc.	570	39,011
Honeywell International, Inc.†	1,194	183,112
Ingersoll-Rand PLC (Ireland)	919	81,966
Jacobs Engineering Group, Inc.†	602	39,708
Johnson Controls International PLC (Ireland)(a)	3,402	129,650
L3 Technologies, Inc.	286	56,585
Masco Corp.	1,151	50,575
Pentair PLC (Ireland)†	742	52,400
Rockwell Collins, Inc.†	600	81,372
TransDigm Group, Inc.	73	20,047
WW Grainger, Inc.(a)	214	50,558

		1,639,793

Commercial & Professional Services — 0.7%
Cintas Corp.	21	3,272
Nielsen Holdings PLC (United
Kingdom)(a)	1,309	47,648
Robert Half International, Inc.†	516	28,659
Waste Management, Inc.†	95	8,198

		87,777

Consumer Durables & Apparel — 1.6%
Garmin Ltd. (Switzerland)†	687	40,925
Hanesbrands, Inc.(a)	1,353	28,291
Michael Kors Holdings Ltd. (British
Virgin Islands)*	735	46,268
Ralph Lauren Corp.†(a)	407	42,202
Whirlpool Corp.	263	44,352

		202,038

Consumer Services — 5.1%
Carnival Corp. (Panama)	2,393	158,823
Hilton Worldwide Holdings, Inc.	1,263	100,863

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Marriott International, Inc., Class A†	1,418	$192,465
McDonald’s Corp.†	325	55,939
Royal Caribbean Cruises Ltd. (Liberia)†	787	93,873
Wyndham Worldwide Corp.	379	43,915

		645,878

Diversified Financials — 5.0%
BlackRock, Inc.†(b)	394	202,402
Franklin Resources, Inc.(b)	2,280	98,792
Invesco Ltd. (Bermuda)†	1,663	60,766
Moody’s Corp.†	640	94,470
Nasdaq, Inc.†	716	55,010
S&P Global, Inc.	160	27,104
T Rowe Price Group, Inc.†	982	103,041

		641,585

Energy — 6.8%
Apache Corp.(a)	1,400	59,108
ConocoPhillips†	5,037	276,481
Marathon Petroleum Corp.†	1,870	123,383
Phillips 66(b)	1,874	189,555
TechnipFMC PLC (United Kingdom)(a)	1,726	54,041
Valero Energy Corp.†	1,806	165,989

		868,557

Food & Staples Retailing — 8.1%
CVS Health Corp.†	4,563	330,818
Kroger Co. (The)†	3,354	92,067
Sysco Corp.†	1,309	79,496
Walgreens Boots Alliance, Inc.†	3,759	272,979
Wal-Mart Stores, Inc.†	2,536	250,430

		1,025,790

Food, Beverage & Tobacco — 9.0%
Altria Group, Inc.†	3,427	244,722
Coca-Cola Co. (The)†	6,656	305,377
Conagra Brands, Inc.†	2,024	76,244
Dr Pepper Snapple Group, Inc.†	726	70,466
General Mills, Inc.(a)	701	41,562
Hormel Foods Corp.(a)	810	29,476
Kellogg Co.(a)	112	7,614
Molson Coors Brewing Co., Class B†	836	68,611
PepsiCo, Inc.(b)	486	58,281
Philip Morris International, Inc.†	1,200	126,780
Tyson Foods, Inc., Class A(b)	1,350	109,444

		1,138,577

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 13.8%
Abbott Laboratories†(b)	3,366	$192,098
Aetna, Inc.†(b)	1,227	221,339
AmerisourceBergen Corp.(a)	920	84,474
Anthem, Inc.†	1,022	229,960
Centene Corp.†*	864	87,160
Cigna Corp.(b)	1,033	209,792
Envision Healthcare Corp.(a) *	444	15,345
Express Scripts Holding Co.†*	2,093	156,222
Humana, Inc.†	715	177,370
Laboratory Corp. of America Holdings†*	381	60,773
McKesson Corp.†	269	41,951
Quest Diagnostics, Inc.†	510	50,230
UnitedHealth Group, Inc.†	631	139,110
Universal Health Services, Inc., Class B†	382	43,300
Varian Medical Systems, Inc.†*	381	42,348

		1,751,472

Household & Personal Products — 1.6%
Clorox Co. (The)	528	78,535
Estee Lauder Cos., Inc. (The), Class A	176	22,394
Kimberly-Clark Corp.†	839	101,234

		202,163

Insurance — 2.5%
Aon PLC (United Kingdom)†	922	123,548
Marsh & McLennan Cos., Inc.†(b)	1,879	152,932
Progressive Corp. (The)	807	45,450

		321,930

Materials — 6.8%
Air Products & Chemicals, Inc.†	937	153,743
Ball Corp.(a)	1,295	49,016
Eastman Chemical Co.	533	49,377
Freeport-McMoRan, Inc.†*	6,416	121,647
LyondellBasell Industries NV, Class A (Netherlands)†	1,739	191,846
Newmont Mining Corp.†	2,179	81,756
Packaging Corp. of America†	385	46,412
PPG Industries, Inc.†	1,137	132,824
Sealed Air Corp.(a)	663	32,686

		859,307

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — 6.4%
Discovery Communications, Inc., Class A(a) *	2,118	$47,401
Interpublic Group of Cos., Inc. (The)	1,437	28,970
News Corp., Class A	2,535	41,092
Omnicom Group, Inc.	1,015	73,922
Scripps Networks Interactive, Inc., Class A	480	40,982
Time Warner, Inc.†	3,031	277,246
Twenty-First Century Fox, Inc., Class A(a)	7,633	263,567
Viacom, Inc., Class B(a)	1,511	46,554

		819,734

Pharmaceuticals, Biotechnology & Life Sciences — 14.8%
AbbVie, Inc.†	2,606	252,026
Amgen, Inc.†	1,336	232,330
Biogen, Inc.†(b) *	697	222,043
Bristol-Myers Squibb Co.†	170	10,418
Celgene Corp.†(b) *	2,237	233,453
Eli Lilly & Co.†	1,505	127,112
Gilead Sciences, Inc.†(b)	4,788	343,012
Johnson & Johnson†	1,558	217,684
Merck & Co., Inc.†(b)	4,307	242,355

		1,880,433

Real Estate — 2.0%
Alexandria Real Estate Equities, Inc., REIT	326	42,572
AvalonBay Communities, Inc., REIT	170	30,330
Mid-America Apartment Communities, Inc., REIT†	417	41,934
Regency Centers Corp., REIT	633	43,791
Weyerhaeuser Co., REIT†	2,783	98,129

		256,756

Retailing — 10.8%
Advance Auto Parts, Inc.	300	29,907
Amazon.com, Inc.*	5	5,847
AutoZone, Inc.†*	104	73,982
Best Buy Co., Inc.	184	12,598
Dollar Tree, Inc.†*	165	17,706
Foot Locker, Inc.(a)	451	21,143
Gap, Inc. (The)(a)	47	1,601
Genuine Parts Co.(a)	597	56,721
Home Depot, Inc. (The)†	1,283	243,167
Kohl’s Corp.(a)	618	33,514
Lowe’s Cos., Inc.†	3,268	303,728

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Nordstrom, Inc.(a)	8	$379
O’Reilly Automotive, Inc.*	322	77,454
Priceline Group, Inc. (The)†*	185	321,482
Ross Stores, Inc.†	492	39,483
Signet Jewelers Ltd. (Bermuda)(a)	278	15,721
Target Corp.†	546	35,626
TJX Cos., Inc. (The)	684	52,299
Tractor Supply Co.	478	35,730

		1,378,088

Semiconductors & Semiconductor Equipment — 9.3%
Analog Devices, Inc.(b)	1,355	120,636
Applied Materials, Inc.†	3,688	188,531
Intel Corp.†	6,124	282,684
KLA-Tencor Corp.†	782	82,165
Lam Research Corp.†	884	162,718
Micron Technology, Inc.†*	4,740	194,909
Skyworks Solutions, Inc.(b)	672	63,806
Texas Instruments, Inc.†	891	93,056

		1,188,505

Software & Services — 2.3%
Accenture PLC, Class A (Ireland)†	556	85,118
CA, Inc.†	1,528	50,852
Citrix Systems, Inc.†*	172	15,136
Oracle Corp.†	1,629	77,019
Paychex, Inc.†	172	11,710
Total System Services, Inc.	9	712
Visa, Inc., Class A(a)	434	49,485

		290,032

Technology Hardware & Equipment — 9.1%
Apple, Inc.†	2,265	383,306
Cisco Systems, Inc.†	5,574	213,484
F5 Networks, Inc.†*	238	31,230
Harris Corp.†	492	69,692
Hewlett Packard Enterprise Co.†	4,236	60,829
HP, Inc.†	6,832	143,540
Juniper Networks, Inc.†	1,888	53,808
Motorola Solutions, Inc.†	190	17,165
NetApp, Inc	1,166	64,503
Western Digital Corp.†	1,115	88,676
Xerox Corp.†	1,067	31,103

		1,157,336

Telecommunication Services — 2.9%
AT&T, Inc.†(a)	1,441	56,029

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
CenturyLink, Inc.(a)	2,032	$33,894
Verizon Communications, Inc.†	5,255	278,147

		368,070

Transportation — 3.6%
Alaska Air Group, Inc	463	34,035
American Airlines Group, Inc.(a)	1,057	54,996
Delta Air Lines, Inc.(b)	2,678	149,968
Expeditors International of Washington, Inc.†	4	259
Norfolk Southern Corp.†	516	74,768
Southwest Airlines Co.	717	46,928
Union Pacific Corp.†	765	102,586

		463,540

Utilities — 2.0%
Duke Energy Corp.†(b)	1,777	149,463
FirstEnergy Corp.	1,816	55,606
NRG Energy, Inc.	1,164	33,151
SCANA Corp.(a)	525	20,884

		259,104

TOTAL COMMON STOCKS (Cost $15,350,010)		17,724,199

EXCHANGE TRADED FUNDS — 1.5%
SPDR S&P 500 ETF Trust	705	188,136

TOTAL EXCHANGE TRADED FUNDS (Cost $188,179)		188,136

TOTAL LONG POSITIONS - 140.8%		17,912,335

(Cost $15,538,189)
SHORT POSITIONS — (80.7)%

COMMON STOCKS — (80.7)%
Automobiles & Components — (1.4)%
Aptiv PLC (Jersey)	(569)	(48,268)
Ford Motor Co.	(9,396)	(117,356)
Goodyear Tire & Rubber Co. (The)	(596)	(19,257)

		(184,881)

Banks — (4.4)%
Bank of America Corp.	(2,871)	(84,752)
BB&T Corp.	(1,578)	(78,458)
Citigroup, Inc.	(767)	(57,072)
Citizens Financial Group, Inc.	(815)	(34,214)
Fifth Third Bancorp.	(1,793)	(54,400)
JPMorgan Chase & Co.	(34)	(3,636)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
M&T Bank Corp.	(322)	$(55,059)
Regions Financial Corp.	(2,969)	(51,304)
SunTrust Banks, Inc.	(760)	(49,088)
US Bancorp	(31)	(1,661)
Wells Fargo & Co.	(1,553)	(94,221)
Zions Bancorporation	(29)	(1,474)

		(565,339)

Capital Goods — (3.3)%
AO Smith Corp.	(409)	(25,064)
Arconic, Inc.	(1,024)	(27,904)
Flowserve Corp.	(266)	(11,207)
Fluor Corp.	(330)	(17,044)
Fortive Corp.	(787)	(56,939)
General Dynamics Corp.	(516)	(104,980)
Illinois Tool Works, Inc.	(166)	(27,697)
Northrop Grumman Corp.	(219)	(67,213)
Quanta Services, Inc.*	(362)	(14,158)
Raytheon Co.	(142)	(26,675)
Rockwell Automation, Inc.	(11)	(2,160)
Textron, Inc.	(8)	(453)
United Rentals, Inc.*	(200)	(34,382)

		(415,876)

Commercial & Professional Services — (0.7)%
Equifax, Inc.	(137)	(16,155)
IHS Markit Ltd. (Bermuda)*	(848)	(38,287)
Verisk Analytics, Inc.*	(318)	(30,528)

		(84,970)

Consumer Durables & Apparel — (2.9)%
Hasbro, Inc.	(272)	(24,722)
Leggett & Platt, Inc.	(316)	(15,083)
Mattel, Inc.	(810)	(12,458)
Mohawk Industries, Inc.*	(177)	(48,834)
Newell Brands, Inc.	(1,143)	(35,319)
NIKE, Inc., Class B	(1,652)	(103,333)
PVH Corp.	(183)	(25,109)
Tapestry, Inc.	(604)	(26,715)
Under Armour, Inc., Class C*	(1,041)	(13,866)
VF Corp.	(930)	(68,820)

		(374,259)

Consumer Services — (2.4)%
Chipotle Mexican Grill, Inc.*	(60)	(17,342)
Darden Restaurants, Inc.	(268)	(25,733)
MGM Resorts International	(1,360)	(45,410)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(496)	$(26,412)
Starbucks Corp.	(2,689)	(154,429)
Wynn Resorts Ltd.	(218)	(36,753)

		(306,079)

Diversified Financials — (2.6)%
Affiliated Managers Group, Inc.	(127)	(26,067)
Ameriprise Financial, Inc.	(323)	(54,739)
Bank of New York Mellon Corp. (The)	(15)	(808)
Berkshire Hathaway, Inc., Class B*	(262)	(51,934)
CME Group, Inc.	(679)	(99,168)
Goldman Sachs Group, Inc. (The)	(5)	(1,274)
Intercontinental Exchange, Inc.	(1,397)	(98,572)
Leucadia National Corp.	(15)	(397)
Morgan Stanley	(38)	(1,994)
Synchrony Financial	(21)	(811)

		(335,764)

Energy — (6.5)%
Anadarko Petroleum Corp.	(1,183)	(63,456)
Andeavor	(344)	(39,333)
Chesapeake Energy Corp.*	(1,946)	(7,706)
Chevron Corp.	(78)	(9,765)
Cimarex Energy Co.	(224)	(27,330)
Concho Resources, Inc.*	(323)	(48,521)
Devon Energy Corp.	(1,123)	(46,492)
EOG Resources, Inc.	(745)	(80,393)
EQT Corp.	(503)	(28,631)
Halliburton Co.	(1,428)	(69,786)
Helmerich & Payne, Inc.	(304)	(19,651)
Hess Corp.	(751)	(35,650)
Kinder Morgan, Inc.	(4,980)	(89,989)
Marathon Oil Corp.	(1,819)	(30,796)
National Oilwell Varco, Inc.	(906)	(32,634)
Newfield Exploration Co.*	(471)	(14,851)
Occidental Petroleum Corp.	(600)	(44,196)
Pioneer Natural Resources Co.	(395)	(68,276)
Range Resources Corp.	(536)	(9,144)
Williams Cos., Inc. (The)	(1,953)	(59,547)

		(826,147)

Food & Staples Retailing — (0.5)%
Costco Wholesale Corp.	(350)	(65,142)

		(65,142)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (2.4)%
Archer-Daniels-Midland Co.	(1,281)	$(51,342)
Brown-Forman Corp., Class B	(817)	(56,103)
Constellation Brands, Inc., Class A	(418)	(95,542)
Hershey Co. (The)	(470)	(53,350)
JM Smucker Co. (The)	(16)	(1,988)
McCormick & Co., Inc., non-voting shares	(284)	(28,942)
Mondelez International, Inc., Class A	(413)	(17,676)

		(304,943)

Health Care Equipment & Services — (7.0)%
Align Technology, Inc.*	(174)	(38,661)
Baxter International, Inc.	(1,288)	(83,256)
Becton Dickinson and Co.	(576)	(123,243)
Boston Scientific Corp.*	(1,638)	(40,606)
Cerner Corp.*	(846)	(57,012)
DENTSPLY SIRONA, Inc.	(542)	(35,680)
HCA Healthcare, Inc.*	(760)	(66,758)
Henry Schein, Inc.*	(374)	(26,135)
Hologic, Inc.*	(29)	(1,240)
IDEXX Laboratories, Inc.*	(190)	(29,712)
Intuitive Surgical, Inc.*	(237)	(86,491)
Medtronic PLC (Ireland)	(1,656)	(133,722)
Patterson Cos., Inc.	(202)	(7,298)
ResMed, Inc.	(336)	(28,456)
Stryker Corp.	(835)	(129,291)

		(887,561)

Household & Personal Products — (0.4)%
Church & Dwight Co., Inc.	(247)	(12,392)
Coty, Inc., Class A	(1,911)	(38,010)
Procter & Gamble Co. (The)	(38)	(3,491)

		(53,893)

Insurance — (5.1)%
Aflac, Inc.	(857)	(75,235)
American International Group, Inc.	(1,913)	(113,977)
Assurant, Inc.	(155)	(15,630)
Chubb Ltd. (Switzerland)	(308)	(45,008)
Cincinnati Financial Corp.	(380)	(28,489)
Hartford Financial Services Group, Inc. (The)	(778)	(43,786)
Lincoln National Corp.	(481)	(36,974)
MetLife, Inc.	(1,880)	(95,053)
Prudential Financial, Inc.	(1,065)	(122,454)
Torchmark Corp.	(40)	(3,628)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Unum Group	(573)	$(31,452)
Willis Towers Watson PLC (Ireland)	(283)	(42,645)

		(654,331)

Materials — (4.6)%
Albemarle Corp.	(261)	(33,379)
CF Industries Holdings, Inc.	(120)	(5,105)
DowDuPont, Inc.	(2,907)	(207,037)
Ecolab, Inc.	(556)	(74,604)
FMC Corp.	(138)	(13,063)
International Paper Co.	(976)	(56,549)
Martin Marietta Materials, Inc.	(178)	(39,345)
Mosaic Co. (The)	(988)	(25,352)
Sherwin-Williams Co. (The)	(197)	(80,778)
Vulcan Materials Co.	(384)	(49,294)

		(584,506)

Media — (1.5)%
Charter Communications, Inc., Class A*	(395)	(132,704)
DISH Network Corp., Class A*	(194)	(9,264)
Walt Disney Co. (The)	(453)	(48,702)

		(190,670)

Pharmaceuticals, Biotechnology & Life Sciences — (5.5)%
Agilent Technologies, Inc.	(689)	(46,142)
Alexion Pharmaceuticals, Inc.*	(517)	(61,828)
Illumina, Inc.*	(424)	(92,640)
Incyte Corp.*	(526)	(49,817)
IQVIA Holdings, Inc.*	(391)	(38,279)
Mettler-Toledo International, Inc.*	(55)	(34,074)
Mylan NV (Netherlands)*	(138)	(5,839)
PerkinElmer, Inc.	(260)	(19,011)
Perrigo Co. PLC (Ireland)	(309)	(26,932)
Pfizer, Inc.	(1,011)	(36,618)
Thermo Fisher Scientific, Inc.	(853)	(161,968)
Vertex Pharmaceuticals, Inc.*	(563)	(84,371)
Zoetis, Inc.	(560)	(40,342)

		(697,861)

Real Estate — (5.0)%
American Tower Corp., REIT	(482)	(68,767)
Apartment Investment & Management Co., Class A, REIT	(75)	(3,278)
CBRE Group, Inc., Class A*	(799)	(34,605)
Crown Castle International Corp., REIT	(1,100)	(122,111)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Equinix, Inc., REIT	(169)	$(76,594)
Equity Residential, REIT	(237)	(15,113)
Extra Space Storage, Inc., REIT	(269)	(23,524)
HCP, Inc., REIT	(1,106)	(28,844)
Host Hotels & Resorts, Inc., REIT	(1,607)	(31,899)
Iron Mountain, Inc., REIT	(625)	(23,581)
Macerich Co. (The), REIT	(408)	(26,797)
Prologis, Inc., REIT	(1,132)	(73,025)
SBA Communications Corp., REIT*	(286)	(46,721)
SL Green Realty Corp., REIT	(278)	(28,059)
UDR, Inc., REIT	(570)	(21,956)
Vornado Realty Trust, REIT	(30)	(2,345)
Welltower, Inc., REIT	(98)	(6,249)

		(633,468)

Retailing — (2.8)%
CarMax, Inc.*	(386)	(24,754)
L Brands, Inc.	(677)	(40,769)
LKQ Corp.*	(657)	(26,720)
Macy’s, Inc.	(648)	(16,323)
Netflix, Inc.*	(941)	(180,634)
Tiffany & Co.	(225)	(23,389)
TripAdvisor, Inc.*	(403)	(13,887)
Ulta Beauty, Inc.*	(130)	(29,076)

		(355,552)

Semiconductors & Semiconductor Equipment — (2.7)%
Advanced Micro Devices, Inc.*	(2,330)	(23,952)
Broadcom Ltd. (Singapore)	(145)	(37,250)
Microchip Technology, Inc.	(556)	(48,861)
NVIDIA Corp.	(896)	(173,376)
Qorvo, Inc.*	(309)	(20,579)
Xilinx, Inc.	(529)	(35,665)

		(339,683)

Software & Services — (11.4)%
Activision Blizzard, Inc.	(1,758)	(111,317)
Adobe Systems, Inc.*	(442)	(77,456)
Akamai Technologies, Inc.*	(390)	(25,366)
Alliance Data Systems Corp.	(131)	(33,206)
ANSYS, Inc.*	(180)	(26,566)
Autodesk, Inc.*	(478)	(50,109)
Automatic Data Processing, Inc.	(944)	(110,627)
Cadence Design Systems, Inc.*	(662)	(27,685)
CSRA, Inc.	(348)	(10,412)
DXC Technology Co.	(616)	(58,458)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Facebook, Inc., Class A*	(514)	$(90,700)
Fidelity National Information Services, Inc.	(775)	(72,920)
Fiserv, Inc.*	(439)	(57,566)
Gartner, Inc.*.	(214)	(26,354)
Global Payments, Inc.	(147)	(14,735)
International Business Machines Corp.	(515)	(79,011)
Intuit, Inc.	(543)	(85,675)
Microsoft Corp.	(399)	(34,130)
PayPal Holdings, Inc.*	(2,321)	(170,872)
Red Hat, Inc.*	(385)	(46,238)
salesforce.com, Inc.*	(1,536)	(157,025)
Synopsys, Inc.*	(320)	(27,277)
VeriSign, Inc.*	(293)	(33,531)
Western Union Co. (The)	(1,100)	(20,911)

		(1,448,147)

Technology Hardware & Equipment — (1.6)%
Amphenol Corp., Class A	(681)	(59,792)
Corning, Inc.	(2,133)	(68,235)
TE Connectivity Ltd. (Switzerland)	(751)	(71,375)

		(199,402)

Transportation — (2.3)%
CH Robinson Worldwide, Inc.	(297)	(26,460)
CSX Corp.	(218)	(11,992)
FedEx Corp.	(569)	(141,988)
JB Hunt Transport Services, Inc.	(233)	(26,790)
United Parcel Service, Inc., Class B	(672)	(80,069)

		(287,299)

Utilities — (3.7)%
Alliant Energy Corp.	(546)	(23,265)
American Electric Power Co., Inc.	(1,062)	(78,131)
American Water Works Co., Inc.	(132)	(12,077)
CMS Energy Corp.	(602)	(28,475)
Consolidated Edison, Inc.	(76)	(6,456)
Dominion Energy, Inc.	(608)	(49,284)
Edison International	(645)	(40,790)
Entergy Corp.	(382)	(31,091)
Eversource Energy	(227)	(14,342)
NextEra Energy, Inc.	(65)	(10,152)
NiSource, Inc.	(514)	(13,194)
PPL Corp.	(1,463)	(45,280)
Public Service Enterprise Group, Inc.	(1,074)	(55,311)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

		Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Sempra Energy	(192)	$(20,529)
WEC Energy Group, Inc.	(671)	(44,575)

		(472,952)

TOTAL COMMON STOCK (Proceeds $10,076,474)		(10,268,725)

TOTAL SECURITES SOLD SHORT - (80.7)%		(10,268,725)

(Proceeds $10,076,474)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.9%		5,081,689

NET ASSETS - 100.0%		$12,725,299

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2017, the market value of securities on loan was $1,339,193.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 110.7%
COMMON STOCKS — 110.7%
Automobiles & Components — 1.6%
General Motors Co.†	810	$33,202
Harley-Davidson, Inc.(a)	95	4,834

		38,036

Capital Goods — 9.7%
3M Co.†	2	471
Acuity Brands, Inc.	23	4,048
Allegion PLC (Ireland)	37	2,944
AMETEK, Inc.†	58	4,203
Boeing Co. (The)†	175	51,609
Caterpillar, Inc.†	259	40,813
Cummins, Inc.†	95	16,781
Eaton Corp. PLC (Ireland)	121	9,560
Fortune Brands Home & Security, Inc.	83	5,681
Honeywell International, Inc.†	84	12,882
Ingersoll-Rand PLC (Ireland)†	148	13,200
Jacobs Engineering Group, Inc.†	67	4,419
Johnson Controls International PLC (Ireland)	507	19,322
L3 Technologies, Inc.†	42	8,310
Masco Corp.	171	7,514
Pentair PLC (Ireland)	101	7,133
Rockwell Collins, Inc.†	88	11,935
TransDigm Group, Inc.(a)	3	824
United Technologies Corp.	12	1,531
WW Grainger, Inc.(a)	32	7,560

		230,740

Commercial & Professional Services — 0.7%
Cintas Corp.	8	1,247
Nielsen Holdings PLC (United Kingdom)	195	7,098
Robert Half International, Inc.†	74	4,110
Stericycle, Inc.*	1	68
Waste Management, Inc.†	42	3,625

		16,148

Consumer Durables & Apparel — 1.2%
Garmin Ltd. (Switzerland)	104	6,195
Hanesbrands, Inc.(a)	200	4,182
Michael Kors Holdings Ltd. (British Virgin Islands)*	94	5,917
Ralph Lauren Corp.(a)	47	4,873
Whirlpool Corp.	39	6,577

		27,744

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 4.2%
Carnival Corp. (Panama)	392	$26,017
Hilton Worldwide Holdings, Inc.†	180	14,375
Marriott International, Inc., Class A†	166	22,531
McDonald’s Corp.†	83	14,286
Royal Caribbean Cruises Ltd. (Liberia)†	117	13,956
Wyndham Worldwide Corp.†	62	7,184
Yum! Brands, Inc.	10	816

		99,165

Diversified Financials — 3.4%
BlackRock, Inc.†	44	22,603
Franklin Resources, Inc.†	308	13,346
Invesco Ltd. (Bermuda)†	223	8,148
Moody’s Corp.†	100	14,761
Nasdaq, Inc.†	93	7,145
S&P Global, Inc.	13	2,202
T Rowe Price Group, Inc.†	133	13,956

		82,161

Energy — 5.2%
Apache Corp.	209	8,824
ConocoPhillips†	678	37,215
Marathon Petroleum Corp.†	268	17,683
Phillips 66†	277	28,019
TechnipFMC PLC (United Kingdom)	256	8,015
Valero Energy Corp.†	258	23,713

		123,469

Food & Staples Retailing — 5.5%
CVS Health Corp.†	608	44,080
Kroger Co. (The)†	484	13,286
Sysco Corp.†	249	15,122
Walgreens Boots Alliance, Inc.†	560	40,667
Wal-Mart Stores, Inc.†	195	19,256

		132,411

Food, Beverage & Tobacco — 9.0%
Altria Group, Inc.†	621	44,346
Campbell Soup Co.(a)	5	241
Coca-Cola Co. (The)†	1,148	52,670
Conagra Brands, Inc.†	251	9,455
Dr Pepper Snapple Group, Inc.†	101	9,803
General Mills, Inc	210	12,451
Hormel Foods Corp.	288	10,480
Kellogg Co.†	128	8,701
Kraft Heinz Co. (The)	1	78

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Molson Coors Brewing Co., Class B†	119	$9,766
PepsiCo, Inc.†	137	16,429
Philip Morris International, Inc.†	228	24,088
Tyson Foods, Inc., Class A	200	16,214

		214,722

Health Care Equipment & Services — 11.5%
Abbott Laboratories†	550	31,388
Aetna, Inc.†	201	36,258
AmerisourceBergen Corp.†	125	11,478
Anthem, Inc.†	151	33,977
Baxter International, Inc.†	2	129
Cardinal Health, Inc.	69	4,228
Centene Corp.†*	98	9,886
Cigna Corp.†	147	29,854
DaVita, Inc.*	35	2,529
Envision Healthcare Corp.*	67	2,316
Express Scripts Holding Co.†*	358	26,721
Humana, Inc.†	86	21,334
Laboratory Corp. of America Holdings†*	61	9,730
McKesson Corp.†	53	8,265
Quest Diagnostics, Inc.†	75	7,387
UnitedHealth Group, Inc.†	113	24,912
Universal Health Services, Inc., Class B	53	6,008
Varian Medical Systems, Inc.*	52	5,780
Zimmer Biomet Holdings, Inc.	29	3,499

		275,679

Household & Personal Products — 1.4%
Clorox Co. (The)†	72	10,709
Colgate-Palmolive Co.	12	905
Kimberly-Clark Corp.†	187	22,563

		34,177

Insurance — 2.0%
Aon PLC (United Kingdom)†	137	18,358
Marsh & McLennan Cos., Inc.†	280	22,789
Progressive Corp. (The)†	128	7,209

		48,356

Materials — 4.7%
Air Products & Chemicals, Inc.†	123	20,182
Ball Corp.†	192	7,267
Eastman Chemical Co.	79	7,319
Freeport-McMoRan, Inc.†*	791	14,997

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A
(Netherlands)†	216	$23,829
Newmont Mining Corp.†	294	11,031
Packaging Corp. of America	53	6,389
PPG Industries, Inc.†	141	16,472
Sealed Air Corp.	99	4,881

		112,367

Media — 5.0%
Comcast Corp., Class A†	151	6,048
Discovery Communications, Inc., Class A†(a)*	312	6,983
Interpublic Group of Cos., Inc. (The)	213	4,294
News Corp., Class A†	319	5,171
Omnicom Group, Inc.†	126	9,177
Scripps Networks Interactive, Inc., Class A†	74	6,318
Time Warner, Inc.†	429	39,241
Twenty-First Century Fox, Inc., Class A†	1,048	36,187
Viacom, Inc., Class B†	220	6,778

		120,197

Pharmaceuticals, Biotechnology & Life Sciences — 13.3%
AbbVie, Inc.†	435	42,069
Amgen, Inc.†	224	38,954
Biogen, Inc.†*	112	35,680
Bristol-Myers Squibb Co.†	85	5,209
Celgene Corp.†*	370	38,613
Eli Lilly & Co.†	288	24,324
Gilead Sciences, Inc.†	714	51,151
Johnson & Johnson†	260	36,327
Merck & Co., Inc.†	790	44,453

		316,780

Real Estate — 2.0%
Alexandria Real Estate Equities, Inc., REIT	51	6,660
AvalonBay Communities, Inc., REIT	40	7,136
Digital Realty Trust, Inc., REIT	2	228
Essex Property Trust, Inc., REIT	9	2,172
Extra Space Storage, Inc., REIT	17	1,487
Kimco Realty Corp., REIT	16	290
Mid-America Apartment Communities, Inc., REIT	63	6,335
Realty Income Corp., REIT	53	3,022
Regency Centers Corp., REIT	92	6,365

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Weyerhaeuser Co., REIT†	412	$14,527

		48,222

Retailing — 8.9%
Advance Auto Parts, Inc.	41	4,087
Amazon.com, Inc.*	1	1,169
AutoZone, Inc.†*	16	11,382
Best Buy Co., Inc.†	35	2,396
Dollar Tree, Inc.†*	8	858
Foot Locker, Inc.	71	3,328
Genuine Parts Co.	81	7,696
Home Depot, Inc. (The)†	204	38,664
Kohl’s Corp.(a)	92	4,989
Lowe’s Cos., Inc.†	469	43,589
Nordstrom, Inc.(a)	4	190
O’Reilly Automotive, Inc.†*	47	11,305
Priceline Group, Inc. (The)†*	27	46,919
Ross Stores, Inc.†	213	17,093
Signet Jewelers Ltd. (Bermuda)(a)	33	1,866
Target Corp.†	145	9,461
TJX Cos., Inc. (The)	19	1,453
Tractor Supply Co.	69	5,158

		211,603

Semiconductors & Semiconductor Equipment — 5.9%
Analog Devices, Inc.	202	17,984
Applied Materials, Inc.†	571	29,190
Intel Corp.†	366	16,895
KLA-Tencor Corp.†	90	9,456
Lam Research Corp.†	105	19,327
Micron Technology, Inc.†*	707	29,072
QUALCOMM, Inc.	28	1,793
Skyworks Solutions, Inc.†	103	9,780
Texas Instruments, Inc.†	65	6,789

		140,286

Software & Services — 1.7%
Accenture PLC, Class A (Ireland)†	61	9,338
CA, Inc.†	226	7,521
Citrix Systems, Inc.*	55	4,840
Oracle Corp.†	358	16,926
Paychex, Inc.†	29	1,974
Total System Services, Inc.	14	1,107

		41,706

Technology Hardware & Equipment —7.0%
Apple, Inc.†	334	56,523

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Cisco Systems, Inc.†	781	$29,912
F5 Networks, Inc.†*	37	4,855
Harris Corp.†	67	9,491
Hewlett Packard Enterprise Co.†	849	12,192
HP, Inc.†	926	19,455
Juniper Networks, Inc.†	218	6,213
Motorola Solutions, Inc.†	2	181
NetApp, Inc.†	152	8,409
Seagate Technology PLC (Ireland)†	72	3,012
Western Digital Corp.†	162	12,884
Xerox Corp.	144	4,198

		167,325

Telecommunication Services — 2.8%
AT&T, Inc.†	359	13,958
CenturyLink, Inc.	301	5,021
Verizon Communications, Inc.†	922	48,801

		67,780

Transportation — 2.4%
Alaska Air Group, Inc.†	68	4,999
American Airlines Group, Inc.†	187	9,730
Delta Air Lines, Inc.†	415	23,240
Kansas City Southern	8	842
Norfolk Southern Corp.	17	2,463
Southwest Airlines Co.†	10	654
Union Pacific Corp.†	111	14,885

		56,813

Utilities — 1.6%
Duke Energy Corp.†	276	23,214
FirstEnergy Corp.†	245	7,502
NRG Energy, Inc.†	173	4,927
SCANA Corp	79	3,143

		38,786

TOTAL COMMON STOCKS (Cost $2,292,391)		2,644,673

TOTAL LONG POSITIONS - 110.7%		2,644,673

(Cost $2,292,391)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (50.3)%
COMMON STOCKS — (50.3)%
Automobiles & Components — (0.8)%
Aptiv PLC (Jersey)	(67)	$(5,684)
Ford Motor Co.	(996)	(12,440)
Goodyear Tire & Rubber Co. (The)	(63)	(2,036)

		(20,160)

Banks — (3.2)%
Bank of America Corp.	(401)	(11,838)
BB&T Corp.	(203)	(10,093)
Citigroup, Inc.	(111)	(8,260)
Citizens Financial Group, Inc.	(125)	(5,247)
Fifth Third Bancorp.	(187)	(5,674)
JPMorgan Chase & Co.	(8)	(856)
M&T Bank Corp.	(39)	(6,669)
Regions Financial Corp.	(310)	(5,357)
SunTrust Banks, Inc.	(113)	(7,299)
US Bancorp.	(10)	(536)
Wells Fargo & Co.	(219)	(13,287)
Zions Bancorporation	(14)	(712)

		(75,828)

Capital Goods — (2.3)%
AO Smith Corp.	(44)	(2,696)
Arconic, Inc.	(120)	(3,270)
Flowserve Corp.	(34)	(1,432)
Fluor Corp.	(35)	(1,808)
Fortive Corp.	(87)	(6,294)
General Dynamics Corp.	(72)	(14,648)
Illinois Tool Works, Inc.	(32)	(5,339)
Northrop Grumman Corp.	(28)	(8,593)
Quanta Services, Inc.*	(39)	(1,525)
Raytheon Co.	(21)	(3,945)
Rockwell Automation, Inc.	(7)	(1,374)
Textron, Inc.	(5)	(283)
United Rentals, Inc.*	(22)	(3,782)

		(54,989)

Commercial & Professional Services — (0.5)%
Equifax, Inc.	(25)	(2,948)
IHS Markit Ltd. (Bermuda)*	(100)	(4,515)
Verisk Analytics, Inc.*	(42)	(4,032)

		(11,495)

Consumer Durables & Apparel — (1.7)%
Hasbro, Inc.	(30)	(2,727)
Leggett & Platt, Inc.	(34)	(1,623)
Mattel, Inc.	(86)	(1,323)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Mohawk Industries, Inc.*	(19)	$(5,242)
Newell Brands, Inc.	(122)	(3,770)
NIKE, Inc., Class B	(190)	(11,884)
PVH Corp.	(20)	(2,744)
Tapestry, Inc.	(70)	(3,096)
Under Armour, Inc., Class C*	(110)	(1,465)
VF Corp.	(99)	(7,326)

		(41,200)

Consumer Services — (1.6)%
Chipotle Mexican Grill, Inc.*	(8)	(2,312)
Darden Restaurants, Inc.	(31)	(2,977)
MGM Resorts International	(144)	(4,808)
Norwegian Cruise Line Holdings Ltd.
(Bermuda)*	(56)	(2,982)
Starbucks Corp.	(345)	(19,813)
Wynn Resorts Ltd.	(26)	(4,383)

		(37,275)

Diversified Financials — (1.7)%
Affiliated Managers Group, Inc.	(14)	(2,873)
Ameriprise Financial, Inc.	(37)	(6,270)
Bank of New York Mellon Corp. (The)	(5)	(269)
Berkshire Hathaway, Inc., Class B*	(39)	(7,731)
CME Group, Inc.	(85)	(12,414)
Goldman Sachs Group, Inc. (The)	(2)	(510)
Intercontinental Exchange, Inc.	(148)	(10,443)
Leucadia National Corp.	(2)	(53)
Morgan Stanley	(10)	(525)
Synchrony Financial	(6)	(232)

		(41,320)

Energy — (3.8)%
Anadarko Petroleum Corp.	(137)	(7,349)
Andeavor	(39)	(4,459)
Chesapeake Energy Corp.*	(226)	(895)
Chevron Corp.	(4)	(501)
Cimarex Energy Co.	(24)	(2,928)
Concho Resources, Inc.*	(37)	(5,558)
Devon Energy Corp.	(131)	(5,423)
EOG Resources, Inc.	(79)	(8,525)
EQT Corp.	(44)	(2,504)
Halliburton Co.	(155)	(7,575)
Helmerich & Payne, Inc.	(29)	(1,875)
Hess Corp.	(80)	(3,798)
Kinder Morgan, Inc.	(569)	(10,282)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Oil Corp.	(211)	$(3,572)
National Oilwell Varco, Inc.	(95)	(3,422)
Newfield Exploration Co.*	(50)	(1,576)
Occidental Petroleum Corp.	(67)	(4,935)
Pioneer Natural Resources Co.	(42)	(7,260)
Range Resources Corp.	(62)	(1,058)
Williams Cos., Inc. (The)	(207)	(6,311)

		(89,806)

Food & Staples Retailing — (0.3)%
Costco Wholesale Corp.	(37)	(6,886)

Food, Beverage & Tobacco — (1.6)%
Archer-Daniels-Midland Co.	(141)	(5,651)
Brown-Forman Corp., Class B	(96)	(6,592)
Constellation Brands, Inc., Class A	(49)	(11,200)
Hershey Co. (The)	(54)	(6,130)
JM Smucker Co. (The)	(11)	(1,367)
McCormick & Co., Inc., non-voting shares	(33)	(3,363)
Mondelez International, Inc., Class A	(79)	(3,381)

		(37,684)

Health Care Equipment & Services — (3.9)%
Align Technology, Inc.*	(20)	(4,444)
Becton Dickinson and Co.	(67)	(14,266)
Boston Scientific Corp.*	(189)	(4,685)
Cerner Corp.*	(87)	(5,863)
DENTSPLY SIRONA, Inc.	(58)	(3,818)
HCA Healthcare, Inc.*	(89)	(7,818)
Henry Schein, Inc.*	(40)	(2,795)
Hologic, Inc.*	(3)	(128)
IDEXX Laboratories, Inc.*	(22)	(3,440)
Intuitive Surgical, Inc.*	(27)	(9,853)
Medtronic PLC (Ireland)	(220)	(17,765)
Patterson Cos., Inc.	(24)	(867)
ResMed, Inc.	(36)	(3,049)
Stryker Corp.	(93)	(14,400)

		(93,191)

Household & Personal Products — (0.7)%
Church & Dwight Co., Inc.	(18)	(903)
Coty, Inc., Class A	(190)	(3,779)
Estee Lauder Cos., Inc. (The), Class A	(94)	(11,961)
Procter & Gamble Co. (The)	(11)	(1,011)

		(17,654)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (3.3)%
Aflac, Inc.	(100)	$(8,778)
Allstate Corp. (The)	(1)	(105)
American International Group, Inc.	(227)	(13,525)
Assurant, Inc.	(16)	(1,613)
Chubb Ltd. (Switzerland)	(46)	(6,722)
Cincinnati Financial Corp.	(42)	(3,149)
Hartford Financial Services Group, Inc. (The)	(91)	(5,121)
Lincoln National Corp.	(55)	(4,228)
MetLife, Inc.	(262)	(13,247)
Prudential Financial, Inc.	(110)	(12,648)
Torchmark Corp.	(11)	(998)
Unum Group	(59)	(3,239)
Willis Towers Watson PLC (Ireland)	(33)	(4,973)

		(78,346)

Materials — (2.6)%
Albemarle Corp.	(28)	(3,581)
CF Industries Holdings, Inc.	(2)	(85)
DowDuPont, Inc.	(315)	(22,434)
Ecolab, Inc.	(64)	(8,588)
FMC Corp.	(31)	(2,934)
International Paper Co.	(104)	(6,026)
Martin Marietta Materials, Inc.	(17)	(3,758)
Mosaic Co. (The)	(91)	(2,335)
Sherwin-Williams Co. (The)	(18)	(7,381)
Vulcan Materials Co.	(35)	(4,493)

		(61,615)

Media — (1.1)%
Charter Communications, Inc., Class A*	(47)	(15,790)
DISH Network Corp., Class A*	(58)	(2,770)
Walt Disney Co. (The)	(71)	(7,633)

		(26,193)

Pharmaceuticals, Biotechnology & Life Sciences — (3.3)%
Agilent Technologies, Inc.	(80)	(5,358)
Alexion Pharmaceuticals, Inc.*	(56)	(6,697)
Illumina, Inc.*	(37)	(8,084)
Incyte Corp.*	(54)	(5,114)
IQVIA Holdings, Inc.*	(32)	(3,133)
Mettler-Toledo International, Inc.*	(7)	(4,337)
Mylan NV (Netherlands)*	(66)	(2,792)
PerkinElmer, Inc.	(28)	(2,047)
Perrigo Co. PLC (Ireland)	(36)	(3,138)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Pfizer, Inc.	(153)	$(5,542)
Thermo Fisher Scientific, Inc.	(99)	(18,798)
Vertex Pharmaceuticals, Inc.*	(65)	(9,741)
Waters Corp.*	(1)	(193)
Zoetis, Inc.	(64)	(4,611)

		(79,585)

Real Estate — (2.8)%
American Tower Corp., REIT	(49)	(6,991)
Apartment Investment & Management Co., Class A, REIT	(11)	(481)
CBRE Group, Inc., Class A*	(85)	(3,681)
Crown Castle International Corp., REIT	(101)	(11,212)
Equinix, Inc., REIT	(19)	(8,611)
Equity Residential, REIT	(38)	(2,423)
GGP, Inc., REIT	(11)	(257)
HCP, Inc., REIT	(118)	(3,077)
Host Hotels & Resorts, Inc., REIT	(184)	(3,652)
Iron Mountain, Inc., REIT	(67)	(2,528)
Macerich Co. (The), REIT	(38)	(2,496)
Prologis, Inc., REIT	(133)	(8,580)
SBA Communications Corp., REIT*	(31)	(5,064)
SL Green Realty Corp., REIT	(27)	(2,725)
UDR, Inc., REIT	(67)	(2,581)
Vornado Realty Trust, REIT	(14)	(1,095)
Welltower, Inc., REIT	(17)	(1,084)

		(66,538)

Retailing — (1.8)%
CarMax, Inc.*	(46)	(2,950)
Gap, Inc. (The)	(97)	(3,304)
L Brands, Inc.	(72)	(4,336)
LKQ Corp.*	(77)	(3,132)
Macy’s, Inc.	(76)	(1,914)
Netflix, Inc.*	(107)	(20,540)
Tiffany & Co.	(32)	(3,326)
TripAdvisor, Inc.*	(38)	(1,309)
Ulta Beauty, Inc.*	(15)	(3,355)

		(44,166)

Semiconductors & Semiconductor Equipment — (1.6)%
Advanced Micro Devices, Inc.*	(264)	(2,714)
Broadcom Ltd. (Singapore)	(16)	(4,110)
Microchip Technology, Inc.	(65)	(5,712)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NVIDIA Corp.	(102)	$(19,737)
Qorvo, Inc.*	(33)	(2,198)
Xilinx, Inc.	(62)	(4,180)

		(38,651)

Software & Services — (6.8)%
Activision Blizzard, Inc.	(189)	(11,967)
Adobe Systems, Inc.*	(46)	(8,061)
Akamai Technologies, Inc.*	(43)	(2,797)
Alliance Data Systems Corp.	(15)	(3,802)
ANSYS, Inc.*	(22)	(3,247)
Autodesk, Inc.*	(54)	(5,661)
Automatic Data Processing, Inc.	(111)	(13,008)
Cadence Design Systems, Inc.*	(71)	(2,969)
CSRA, Inc.	(41)	(1,227)
DXC Technology Co.	(71)	(6,738)
Facebook, Inc., Class A*	(51)	(8,999)
Fidelity National Information Services, Inc.	(84)	(7,904)
Fiserv, Inc.*	(52)	(6,819)
Gartner, Inc.*	(23)	(2,832)
Global Payments, Inc.	(5)	(501)
International Business Machines Corp.	(70)	(10,739)
Intuit, Inc.	(63)	(9,940)
Microsoft Corp.	(42)	(3,593)
PayPal Holdings, Inc.*	(265)	(19,509)
Red Hat, Inc.*	(44)	(5,284)
salesforce.com, Inc.*	(179)	(18,299)
Synopsys, Inc.*	(38)	(3,239)
VeriSign, Inc.*	(35)	(4,005)
Western Union Co. (The)	(118)	(2,243)

		(163,383)

Technology Hardware & Equipment — (1.1)%
Amphenol Corp., Class A	(80)	(7,024)
Corning, Inc.	(226)	(7,230)
TE Connectivity Ltd. (Switzerland)	(121)	(11,500)

		(25,754)

Transportation — (1.5)%
CH Robinson Worldwide, Inc.	(35)	(3,118)
CSX Corp.	(57)	(3,136)
FedEx Corp.	(66)	(16,470)
JB Hunt Transport Services, Inc.	(28)	(3,219)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B	(84)	$(10,009)

		(35,952)

Utilities — (2.3)%
Alliant Energy Corp.	(58)	(2,471)
American Electric Power Co., Inc.	(122)	(8,976)
American Water Works Co., Inc.	(16)	(1,464)
CMS Energy Corp.	(69)	(3,264)
Consolidated Edison, Inc.	(16)	(1,359)
Dominion Energy, Inc.	(72)	(5,836)
Edison International	(81)	(5,122)
Entergy Corp.	(44)	(3,581)
Eversource Energy	(30)	(1,895)
NextEra Energy, Inc.	(7)	(1,093)
NiSource, Inc.	(46)	(1,181)
PPL Corp.	(170)	(5,262)
Public Service Enterprise Group, Inc.	(125)	(6,438)
Sempra Energy	(18)	(1,925)
WEC Energy Group, Inc.	(78)	(5,182)

		(55,049)

TOTAL COMMON STOCK (Proceeds $1,170,908)		(1,202,720)

TOTAL SECURITES SOLD SHORT - (50.3)%		(1,202,720)

(Proceeds $1,170,908)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.6%		946,929

NET ASSETS - 100.0%		$2,388,882

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2017, the market value of securities on loan was $36,017.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 172.9%
COMMON STOCKS — 172.9%
Automobiles & Components — 3.9%
BorgWarner, Inc.†(a)	31,040	$1,585,834
Cooper Tire & Rubber Co.	350	12,372
Dana, Inc.†	74,907	2,397,773
Delphi Technologies PLC (Jersey)†*	7,281	382,034
Fiat Chrysler Automobiles NV (Netherlands)	12,292	219,289
General Motors Co.†(b)	386,511	15,843,086
Gentex Corp.(a)	106,415	2,229,394
Harley-Davidson, Inc.(a)	55,207	2,808,932
Lear Corp.†(a)(b)	19,875	3,511,118
Magna International, Inc. (Canada)	355	20,118
Modine Manufacturing Co.*	9,407	190,021
Standard Motor Products, Inc.(a)	7,713	346,391
Thor Industries, Inc.(a)	5,131	773,344
Visteon Corp.(a) *	23,224	2,906,251
Winnebago Industries, Inc.(a)	48,747	2,710,333

		35,936,290

Capital Goods — 23.9%
3M Co.†	8,417	1,981,109
Acuity Brands, Inc.(a)	25,309	4,454,384
Allegion PLC (Ireland)(a)	29,665	2,360,147
Allison Transmission Holdings, Inc.(a)(b)	125,662	5,412,262
AMETEK, Inc.†	70,272	5,092,612
Applied Industrial Technologies, Inc.(a)	4,058	276,350
Arconic, Inc.(b)	206,099	5,616,198
Argan, Inc.†(a)	39,259	1,766,655
Barnes Group, Inc.†(a)	6,046	382,530
Beacon Roofing Supply, Inc.*	16,252	1,036,228
Blue Bird Corp.*	60	1,194
Boeing Co. (The)(b)	42,984	12,676,411
BWX Technologies, Inc.†	48,069	2,907,694
Carlisle Cos., Inc.	1,653	187,863
Caterpillar, Inc.†	61,479	9,687,861
Continental Building Products, Inc.†*	32,906	926,304
Crane Co.(b)	25,012	2,231,571
CSW Industrials, Inc.*	840	38,598
Cummins, Inc.(b)	64,775	11,441,856
Curtiss-Wright Corp.†	9,154	1,115,415
Deere & Co.(a)	16,870	2,640,324
Dover Corp.†	3,260	329,227
Eaton Corp. PLC (Ireland)†	148,601	11,740,965

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
EMCOR Group, Inc.†	42,735	$3,493,586
Emerson Electric Co.†	6,633	462,254
Engility Holdings, Inc.*	7,671	217,626
Fastenal Co.(a)	14,361	785,403
Flowserve Corp.(a)	47,196	1,988,367
Fortune Brands Home & Security, Inc.(a)(b)	50,833	3,479,011
Generac Holdings, Inc.(a) *	45,628	2,259,499
General Dynamics Corp.	6,507	1,323,849
General Electric Co.†	128,942	2,250,038
Gibraltar Industries, Inc.†(a) *	51,912	1,713,096
GMS, Inc.*	22,664	853,073
Gorman-Rupp Co. (The)	4,227	131,925
Graco, Inc.(a)	18,144	820,472
Harsco Corp.(b) *	84,246	1,571,188
HD Supply Holdings, Inc.*	81,923	3,279,378
Hillenbrand, Inc.†	60,251	2,693,220
Honeywell International, Inc.†	27,482	4,214,640
Hubbell, Inc.†	885	119,776
Huntington Ingalls Industries, Inc.†	13,426	3,164,508
IDEX Corp.(a)	6,830	901,355
Illinois Tool Works, Inc.†	15,409	2,570,992
Ingersoll-Rand PLC (Ireland)†	115,036	10,260,061
Jacobs Engineering Group, Inc.†(b)	59,316	3,912,483
Johnson Controls International PLC (Ireland)†(a)(b)	170,018	6,479,386
KBR, Inc.(a)	14,281	283,192
L3 Technologies, Inc.†(b)	33,177	6,564,069
Lindsay Corp.(a)	1,797	158,495
Lockheed Martin Corp.	906	290,871
Masco Corp.†(b)	167,239	7,348,482
Meritor, Inc.(a) *	32,807	769,652
Moog, Inc., Class A†*	2,973	258,205
MSC Industrial Direct Co., Inc., Class A(a)	1,304	126,045
Mueller Industries, Inc.	17,999	637,705
Mueller Water Products, Inc., Class A†	82,354	1,031,896
Navistar International Corp.(a) *	17,694	758,719
Nexeo Solutions, Inc.*	236	2,148
NN, Inc.(a)	1,288	35,549
Oshkosh Corp.†	2,026	184,143
PACCAR, Inc.(b)	40,794	2,899,638
Parker-Hannifin Corp.(a)	2,186	436,282

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Pentair PLC (Ireland)†(a)	94,406	$6,666,952
Primoris Services Corp.(a)	39,675	1,078,763
Raytheon Co.†	1,011	189,916
Regal Beloit Corp.†	6,424	492,078
Rexnord Corp.†*	46,355	1,206,157
Rockwell Automation, Inc.†	12,285	2,412,160
Rockwell Collins, Inc.†	76,599	10,388,356
Rush Enterprises, Inc., Class A†*	5,837	296,578
Snap-on, Inc.(a)	16,974	2,958,568
Spirit AeroSystems Holdings, Inc., Class A†	15,707	1,370,436
SPX Corp.†*	25,611	803,929
SPX FLOW, Inc.(a) *	25,604	1,217,470
Stanley Black & Decker, Inc.†	1,131	191,919
Terex Corp.(a)	20,546	990,728
Textainer Group Holdings Ltd. (Bermuda)(a) *	32,782	704,813
Textron, Inc.†	63,230	3,578,186
Toro Co. (The)	1,923	125,437
TPI Composites, Inc.(a) *	4,842	99,067
TransDigm Group, Inc.(a)	18,777	5,156,540
Trex Co., Inc.(a) *	17,202	1,864,525
TriMas Corp.(a) *	17,920	479,360
United Technologies Corp.†	26,096	3,329,067
Universal Forest Products, Inc.	17,395	654,400
Valmont Industries, Inc.(a)	1,234	204,659
Wabash National Corp.(a)	29,376	637,459
Watsco, Inc.(a)	9,981	1,697,169
Watts Water Technologies, Inc., Class A	4,503	342,003
Welbilt, Inc.(a) *	7,583	178,276
Woodward, Inc.(a)	10,568	808,875
WW Grainger, Inc.(a)	21,197	5,007,791
Xylem, Inc.	5,017	342,159

		220,507,831

Commercial & Professional Services — 3.1%
CBIZ, Inc.*	1,590	24,566
Cintas Corp.	8,331	1,298,220
Copart, Inc.*	42,248	1,824,691
Deluxe Corp.(a)	22,223	1,707,615
ICF International, Inc.†*	6,140	322,350
Kelly Services, Inc., Class A†	5,028	137,114
Korn/Ferry International†	16,374	677,556
ManpowerGroup, Inc.†	14,162	1,785,970

	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Matthews International Corp., Class A	2,002	$105,706
Navigant Consulting, Inc.*	10,943	212,404
Nielsen Holdings PLC (United
Kingdom)(a)	116,947	4,256,871
Quad/Graphics, Inc.†(a)	39,139	884,541
Republic Services, Inc.†	20,224	1,367,345
Robert Half International, Inc.†(a)	74,586	4,142,506
RPX Corp.	15,199	204,275
SP Plus Corp.†*	19,784	733,986
Stericycle, Inc.(a) *	37,292	2,535,483
Tetra Tech, Inc.†(a)	37,074	1,785,113
TransUnion*	194	10,662
TriNet Group, Inc.(a) *	26,826	1,189,465
Viad Corp.	2,621	145,203
Waste Management, Inc.†(b)	35,441	3,058,558

		28,410,200

Consumer Durables & Apparel — 4.9%
Acushnet Holdings Corp.	777	16,379
Callaway Golf Co.	44,730	623,089
Cavco Industries, Inc.†*	9,156	1,397,206
Crocs, Inc.(a) *	116,975	1,478,564
DR Horton, Inc.†	51,680	2,639,298
Ethan Allen Interiors, Inc.(a)	27,015	772,629
Garmin Ltd. (Switzerland)(a)	90,564	5,394,897
Gildan Activewear, Inc. (Canada)†	37,145	1,199,784
Hanesbrands, Inc.(a)	171,485	3,585,751
Johnson Outdoors, Inc., Class A	2,683	166,587
La-Z-Boy, Inc.	2,409	75,161
Michael Kors Holdings Ltd. (British Virgin Islands)†*	66,272	4,171,822
Oxford Industries, Inc.(a)	7,197	541,142
PulteGroup, Inc.(a)(b)	81,277	2,702,460
Ralph Lauren Corp.†(a)(b)	56,056	5,812,447
Tapestry, Inc.(a)(b)	55,858	2,470,599
TopBuild Corp.(b) *	37,336	2,827,829
Tupperware Brands Corp.	19,734	1,237,322
Whirlpool Corp.(a)	39,370	6,639,357
Wolverine World Wide, Inc.(a)	16,516	526,530
ZAGG, Inc.(a) *	52,008	959,548

		45,238,401

Consumer Services — 7.0%
Adtalem Global Education, Inc.(a) *	24,892	1,046,709
Aramark	70,047	2,993,809

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
BJ’s Restaurants, Inc.	1,444	$52,562
Boyd Gaming Corp.(a)	118,920	4,168,146
Brinker International, Inc.(a)	30,139	1,170,599
Capella Education Co.†	2,067	159,986
Carnival Corp. (Panama)	120,327	7,986,103
Choice Hotels International, Inc.(a)	4,406	341,906
Churchill Downs, Inc.(a)	2,319	539,631
Cracker Barrel Old Country Store, Inc.(a)	914	145,225
DineEquity, Inc.(a)	31,351	1,590,436
Eldorado Resorts, Inc.(a) *	13,813	457,901
Graham Holdings Co., Class B†	907	506,423
Grand Canyon Education, Inc.*	1,527	136,712
Hilton Worldwide Holdings, Inc.†	47,121	3,763,083
Marriott International, Inc., Class A(b)	45,091	6,120,201
McDonald’s Corp.†	17,004	2,926,728
Regis Corp.*	932	14,316
Restaurant Brands International, Inc. (Canada)(a)	13,337	819,959
Royal Caribbean Cruises Ltd. (Liberia)†(a)	95,397	11,378,954
Sonic Corp.	65,221	1,792,273
Speedway Motorsports, Inc.	11	208
Stars Group, Inc. (The) (Canada)*	6,257	145,788
Weight Watchers International, Inc.(a)*	20,614	912,788
Wyndham Worldwide Corp.†(a)	60,565	7,017,667
Yum! Brands, Inc.†(a)	100,710	8,218,943

		64,407,056

Energy — 4.0%
Archrock, Inc.†	121,667	1,277,504
CVR Energy, Inc.(a)	98,673	3,674,583
Delek US Holdings, Inc.†	18,559	648,451
Diamond Offshore Drilling, Inc.(a) *	79,956	1,486,382
Dril-Quip, Inc.(a) *	42,419	2,023,386
Exterran Corp.†*	48,507	1,525,060
Exxon Mobil Corp.†	9,409	786,969
Fairmount Santrol Holdings, Inc.*	156,163	816,732
HollyFrontier Corp.(a)	92,039	4,714,238
Imperial Oil Ltd. (Canada)†(a)	18,561	578,918
Marathon Petroleum Corp.†	28,519	1,881,684
McDermott International, Inc.
(Panama)†(a) *	237,078	1,559,973
Oceaneering International, Inc.(a)	5,192	109,759

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Par Pacific Holdings, Inc.*	750	$14,460
Rowan Cos. PLC, Class A (United Kingdom)†*	32,818	513,930
RPC, Inc.(a)	24,113	615,605
Schlumberger Ltd. (Curacao)†	20,624	1,389,851
Ship Finance International Ltd. (Bermuda)	116,236	1,801,658
Superior Energy Services, Inc.*	61,046	587,873
TechnipFMC PLC (United Kingdom)(a)	109,185	3,418,582
TransCanada Corp. (Canada)†	63,676	3,097,201
Transocean Ltd. (Switzerland)(a) *	295,427	3,155,160
Valero Energy Corp.†	11,856	1,089,685

		36,767,644

Food & Staples Retailing — 5.3%
CVS Health Corp.†(a)	222,674	16,143,865
Kroger Co. (The)†(a)(b)	424,266	11,646,102
SpartanNash Co.	3,993	106,533
Sysco Corp.†(b)	72,495	4,402,621
United Natural Foods, Inc.(a) *	6,864	338,189
Walgreens Boots Alliance, Inc.†	137,547	9,988,663
Wal-Mart Stores, Inc.†	66,211	6,538,336
Weis Markets, Inc.(a)	1,718	71,108

		49,235,417

Food, Beverage & Tobacco — 11.2%
Altria Group, Inc.†	139,513	9,962,623
Brown-Forman Corp., Class B†	26,521	1,821,197
Campbell Soup Co.(a)	56,867	2,735,871
Coca-Cola Co. (The)†(b)	286,417	13,140,812
Conagra Brands, Inc.†	131,948	4,970,481
Constellation Brands, Inc., Class A†	14,162	3,237,008
Dr Pepper Snapple Group, Inc.†	64,439	6,254,449
Flowers Foods, Inc.(a)	89,980	1,737,514
General Mills, Inc.†(a)	104,178	6,176,714
Hormel Foods Corp.(a)	155,959	5,675,348
Ingredion, Inc.†	15,854	2,216,389
JM Smucker Co. (The)(a)	23,785	2,955,048
Kellogg Co.(a)	71,070	4,831,339
Kraft Heinz Co. (The)†	60,367	4,694,138
Molson Coors Brewing Co., Class B†(b)	65,610	5,384,613
Mondelez International, Inc., Class A†	39,967	1,710,588
PepsiCo, Inc.†	42,523	5,099,358
Philip Morris International, Inc.†	49,885	5,270,350

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Sanderson Farms, Inc.(a)	32,974	$4,576,132
Tyson Foods, Inc., Class A(b)	134,537	10,906,915

		103,356,887

Health Care Equipment & Services — 13.2%
Abbott Laboratories†(a)	189,108	10,792,394
Amedisys, Inc.(a)*	21,792	1,148,656
AmerisourceBergen Corp.†(a)	77,788	7,142,494
AMN Healthcare Services, Inc.(a)*	33,435	1,646,674
Analogic Corp.†(a)	8,248	690,770
AngioDynamics, Inc.(a) *	8,795	146,261
Anika Therapeutics, Inc.†(a) *	11,404	614,790
Baxter International, Inc.	5,028	325,010
Becton Dickinson and Co.	558	119,546
Boston Scientific Corp.†*	112,016	2,776,877
Brookdale Senior Living, Inc.*	6,606	64,078
Cardinal Health, Inc.†	97,033	5,945,212
Cerner Corp.†*	37,297	2,513,445
Civitas Solutions, Inc.*	56	958
Community Health Systems, Inc.(a)*	23,731	101,094
CONMED Corp.(a)	15,182	773,827
Cooper Cos., Inc. (The)†(a)	8,822	1,922,137
Cotiviti Holdings, Inc.(b)*	78,821	2,538,824
Danaher Corp.†	36,669	3,403,617
DaVita, Inc.(b)*	31,082	2,245,674
Edwards Lifesciences Corp.*	12,300	1,386,333
Envision Healthcare Corp.(a) *	29,399	1,016,029
Express Scripts Holding Co.†(b) *	180,742	13,490,583
Globus Medical, Inc., Class A†(a)*	71,823	2,951,925
Haemonetics Corp.*	6,798	394,828
Halyard Health, Inc.†*	13,475	622,276
HealthSouth Corp.*	105	5,188
Hill-Rom Holdings, Inc.†(a)	20,933	1,764,443
ICU Medical, Inc.(a)*	12,797	2,764,152
IDEXX Laboratories, Inc.*	1,805	282,266
Integer Holdings Corp.†(a)*	45,982	2,082,985
Integra LifeSciences Holdings Corp.(a)*	21,984	1,052,154
Intuitive Surgical, Inc.*	4,086	1,491,145
Laboratory Corp. of America Holdings†*	31,735	5,062,050
LifePoint Health, Inc.(a)*	34,178	1,702,064
McKesson Corp.†	24,288	3,787,714
MEDNAX, Inc.(a)*	20,744	1,108,559
Medtronic PLC (Ireland)†	48,113	3,885,125

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Meridian Bioscience, Inc.†(a)	47,131	$659,834
National HealthCare Corp.	189	11,518
Patterson Cos., Inc.(a)	25,636	926,229
Quality Systems, Inc.(a)*	35,798	486,137
Quest Diagnostics, Inc.†	68,244	6,721,352
ResMed, Inc.	2,203	186,572
Select Medical Holdings Corp.†*	2,064	36,430
STERIS PLC (United Kingdom)†	8,294	725,476
Teleflex, Inc.(a)	5,406	1,345,121
Tenet Healthcare Corp.(a)*	95,349	1,445,491
Tivity Health, Inc.(a) *	47,771	1,746,030
Universal Health Services, Inc., Class B†(a)	29,615	3,356,860
Varian Medical Systems, Inc.†(a)*	38,848	4,317,955
Zimmer Biomet Holdings, Inc.†(b)	85,283	10,291,100

		122,018,262

Household & Personal Products — 2.5%
Avon Products, Inc.*	330,240	710,016
Central Garden & Pet Co., Class A†*	23,704	893,878
Clorox Co. (The)(a)(b)	43,793	6,513,771
Colgate-Palmolive Co.†	13,221	997,524
Edgewell Personal Care Co.(a)*	38,633	2,294,414
Energizer Holdings, Inc.(a)	2,877	138,038
Estee Lauder Cos., Inc. (The), Class A†(b)	29,738	3,783,863
Kimberly-Clark Corp.†	56,523	6,820,065
Procter & Gamble Co. (The)†	6,913	635,166
Spectrum Brands Holdings, Inc.	2,436	273,806

		23,060,541

Materials — 5.9%
Boise Cascade Co.(a)	23,642	943,316
Chemours Co. (The)†(a)	97,502	4,880,950
Crown Holdings, Inc.†*	34,587	1,945,519
Domtar Corp.†(a)	69,797	3,456,347
FMC Corp.†	13,932	1,318,803
FutureFuel Corp.	11,759	165,684
Greif, Inc., Class A(a)	11,011	667,046
Ingevity Corp.*	4,544	320,216
KapStone Paper and Packaging Corp.	6,566	148,983
Kraton Corp.*	1,484	71,484
Kronos Worldwide, Inc.(a)	45,803	1,180,343
Louisiana-Pacific Corp.†*	77,484	2,034,730

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)†	39,456	$4,352,786
Methanex Corp. (Canada)†	62,845	3,805,265
Minerals Technologies, Inc.†	16,060	1,105,731
Monsanto Co.†	11,632	1,358,385
Norbord, Inc. (Canada)	1,424	48,145
Olin Corp.	8,016	285,209
Packaging Corp. of America†(b)	31,149	3,755,012
PolyOne Corp.	49,802	2,166,387
PPG Industries, Inc.(b)	30,085	3,514,530
Scotts Miracle-Gro Co. (The)(a)	25,649	2,744,187
Sealed Air Corp.(a)	49,768	2,453,562
Stepan Co.	3,913	309,010
Tronox Ltd., Class A (Australia)†(b)	182,965	3,752,612
Westlake Chemical Corp.(a)(b)	68,327	7,278,875
WR Grace & Co.	4,453	312,289

		54,375,406

Media — 8.7%
Comcast Corp., Class A†	169,135	6,773,857
Discovery Communications, Inc., Class A(a)*	351,754	7,872,255
DISH Network Corp., Class A†*	90,654	4,328,728
Entravision Communications Corp., Class A	12,528	89,575
Gannett Co., Inc.(a)	84,871	983,655
Interpublic Group of Cos., Inc. (The)†(a)	226,059	4,557,349
Live Nation Entertainment, Inc.*	3,819	162,575
Loral Space & Communications, Inc.*	826	36,385
MSG Networks, Inc., Class A†(a)*	103,391	2,093,668
News Corp., Class A(a)(b)	240,917	3,905,265
Nexstar Media Group, Inc., Class A(a)	17,410	1,361,462
Omnicom Group, Inc.(a)	113,826	8,289,948
Scripps Networks Interactive, Inc., Class A	41,115	3,510,399
Shaw Communications, Inc., Class B (Canada)	28,135	642,322
Time Warner, Inc.†	165,388	15,128,040
Twenty-First Century Fox, Inc., Class A(a)(b)	385,037	13,295,328
Viacom, Inc., Class B(a)	177,695	5,474,783
Walt Disney Co. (The)†(b)	13,244	1,423,862

		79,929,456

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 9.8%
AbbVie, Inc.†	37,089	$3,586,877
Acorda Therapeutics, Inc.(a)*	2,578	55,298
Agilent Technologies, Inc.†	60,850	4,075,124
Akorn, Inc.†*	11,329	365,134
Amgen, Inc.†	40,269	7,002,779
Biogen, Inc.†*	19,099	6,084,368
Bioverativ, Inc.†*	6,957	375,121
Bluebird Bio, Inc.(a)*	4,820	858,442
Bristol-Myers Squibb Co.†	39,748	2,435,757
Catalent, Inc.*	14,613	600,302
Celgene Corp.*	28,467	2,970,816
Eli Lilly & Co.†(a)(b)	60,195	5,084,070
Emergent BioSolutions, Inc.†*	406	18,867
Endo International PLC (Ireland)†*	55,602	430,916
Exact Sciences Corp.(a)*	67,463	3,544,506
Exelixis, Inc.(b)*	69,120	2,101,248
Gilead Sciences, Inc.(a)	125,561	8,995,190
Innoviva, Inc.(a)*	129,250	1,834,058
Ionis Pharmaceuticals, Inc.(a)*	28,114	1,414,134
Jazz Pharmaceuticals PLC (Ireland)†*	3,281	441,787
Johnson & Johnson†(a)(b)	49,400	6,902,168
Ligand Pharmaceuticals, Inc.†(a)*	13,996	1,916,472
Medpace Holdings, Inc.*	43	1,559
Merck & Co., Inc.†	186,735	10,507,578
Mettler-Toledo International, Inc.*	2,925	1,812,096
Mylan NV (Netherlands)†*	108,692	4,598,759
Myriad Genetics, Inc.(a)*	28,487	978,386
PerkinElmer, Inc.†(a)	47,192	3,450,679
Pfizer, Inc.†	13,157	476,547
Phibro Animal Health Corp., Class A†	7,185	240,698
PRA Health Sciences, Inc.†(a)*	12,539	1,141,927
Prestige Brands Holdings, Inc.†(a)*	26,802	1,190,277
Repligen Corp.†*	2,310	83,807
Supernus Pharmaceuticals, Inc.(a)*	22,594	900,371
Vertex Pharmaceuticals, Inc.†*	1,476	221,193
Waters Corp.†(a)(b)*	17,756	3,430,282

		90,127,593

Retailing — 15.5%
Abercrombie & Fitch Co., Class A(a)	26,537	462,540
Advance Auto Parts, Inc.(a)(b)	58,676	5,849,410
Amazon.com, Inc.(b)*	9,457	11,059,678
Asbury Automotive Group, Inc.†*	15,020	961,280
AutoNation, Inc.*	8,340	428,092

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
AutoZone, Inc.†(b) *	11,158	$7,937,466
Bed Bath & Beyond, Inc.(a)	83,573	1,837,770
Best Buy Co., Inc.(a)	36,238	2,481,216
CarMax, Inc.(b)*	32,450	2,081,018
Chico’s FAS, Inc.(a)	145,690	1,284,986
Dollar General Corp.†	26,631	2,476,949
Dollar Tree, Inc.†*	40,042	4,296,907
DSW, Inc., Class A(a)	71,430	1,529,316
Expedia, Inc.†	30,582	3,662,806
Foot Locker, Inc.(a)	48,022	2,251,271
Gap, Inc. (The)(a)	107,242	3,652,663
Genuine Parts Co.(a)	45,616	4,333,976
Home Depot, Inc. (The)†(b)	27,236	5,162,039
HSN, Inc.†	7,294	294,313
Kohl’s Corp.(a)	76,771	4,163,291
LKQ Corp.*	21,089	857,690
Lowe’s Cos., Inc.(b)	135,657	12,607,962
Murphy USA, Inc.(a)*	7,870	632,433
Netflix, Inc.*	4,809	923,136
Nordstrom, Inc.(a)	15,329	726,288
Nutrisystem, Inc.(a)	76,412	4,019,271
Office Depot, Inc.	119,323	422,403
O’Reilly Automotive, Inc.(a)(b)*	28,606	6,880,887
PetMed Express, Inc.(a)	5,002	227,591
Pool Corp.(a)	4,411	571,886
Priceline Group, Inc. (The)†(a)*	8,237	14,313,764
RH(a)*	16,168	1,393,843
Ross Stores, Inc.†	89,443	7,177,801
Sally Beauty Holdings, Inc.(a)*	89,712	1,682,997
Signet Jewelers Ltd. (Bermuda)(a)	31,718	1,793,653
Tailored Brands, Inc.(a)	62,572	1,365,947
Target Corp.†(a)(b)	105,747	6,899,992
Tiffany & Co.	6,059	629,833
TJX Cos., Inc. (The)†(b)	105,708	8,082,434
Tractor Supply Co.(a)(b)	54,347	4,062,438
Urban Outfitters, Inc.(a)*	29,132	1,021,368

		142,500,604

Semiconductors & Semiconductor Equipment — 13.3%
Advanced Energy Industries, Inc.*	7,032	474,519
Analog Devices, Inc.(a)(b)	148,079	13,183,473
Applied Materials, Inc.†(a)(b)	201,008	10,275,529
Axcelis Technologies, Inc.(a)*	18,712	537,034
Broadcom Ltd. (Singapore)	6,398	1,643,646
Cabot Microelectronics Corp.	10,690	1,005,715

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Cohu, Inc.(a)	12,044	$264,366
Diodes, Inc.(a)*	11,941	342,348
First Solar, Inc.(b)*	54,055	3,649,794
Intel Corp.†	155,925	7,197,498
KLA-Tencor Corp.(b)	78,718	8,270,900
Lam Research Corp.(a)(b)	82,554	15,195,715
Marvell Technology Group Ltd. (Bermuda)†(b)	124,251	2,667,669
Maxim Integrated Products, Inc.†	20,768	1,085,751
Microchip Technology, Inc.(a)	21,570	1,895,572
Micron Technology, Inc.†(b)*	430,831	17,715,771
MKS Instruments, Inc.†(a)	33,637	3,178,696
ON Semiconductor Corp.(a)*	250,969	5,255,291
QUALCOMM, Inc.†	135,152	8,652,431
Silicon Laboratories, Inc.*	2,370	209,271
Skyworks Solutions, Inc.(b)	98,178	9,322,001
SMART Global Holdings, Inc. (Cayman Islands)*	2,417	81,453
Teradyne, Inc.†(a)(b)	104,554	4,377,676
Texas Instruments, Inc.†	51,500	5,378,660
Xcerra Corp.†*	34,214	334,955
Xilinx, Inc.†	11,034	743,912

		122,939,646

Software & Services — 15.9%
Accenture PLC, Class A (Ireland)†	32,882	5,033,905
ACI Worldwide, Inc.(a)*	13,123	297,498
Adobe Systems, Inc.†*	20,509	3,593,997
Alarm.com Holdings, Inc.(a)*	19,096	720,874
Alphabet, Inc., Class A†(b)*	16,266	17,134,604
Amdocs, Ltd. (Guernsey)†	6,484	424,572
ANSYS, Inc.†*	19,325	2,852,177
Appfolio, Inc., Class A(a)*	16,772	696,038
Aspen Technology, Inc.†*	37,090	2,455,358
Blackbaud, Inc.(a)	1,850	174,806
Blucora, Inc.†*	67,071	1,482,269
CA, Inc.†	166,819	5,551,736
CACI International, Inc., Class A†*	13,701	1,813,327
Cadence Design Systems, Inc.†(a)*	65,326	2,731,933
Cars.com, Inc.(a)*	51,483	1,484,770
CDK Global, Inc.	44,910	3,201,185
CGI Group, Inc., Class A (Canada)*	9,867	536,074
Citrix Systems, Inc.†*	27,207	2,394,216
CommerceHub, Inc., Class A(a)*	2,931	64,453
Conduent, Inc.*	21,686	350,446

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Convergys Corp.(a)	52,787	$1,240,494
CoStar Group, Inc.*	5,442	1,616,002
CSRA, Inc.†	81,958	2,452,183
Descartes Systems Group, Inc. (The) (Canada)*	273	7,753
eBay, Inc.†*	165,874	6,260,085
Electronic Arts, Inc.†*	49,662	5,217,490
Etsy, Inc.*	40,606	830,393
Euronet Worldwide, Inc.(a)*	15,241	1,284,359
Facebook, Inc., Class A†(b)*	76,633	13,522,659
Fair Isaac Corp.†	18,556	2,842,779
Fiserv, Inc.*	7,769	1,018,749
Fortinet, Inc.*	5,705	249,251
GoDaddy, Inc., Class A*	2,031	102,119
IAC/InterActiveCorp.†*	8,111	991,813
j2 Global, Inc.(a)	31,428	2,358,043
Leidos Holdings, Inc.(a)	28,002	1,808,089
LogMeIn, Inc.(a)	14,053	1,609,068
Manhattan Associates, Inc.†(a)*	15,273	756,624
ManTech International Corp., Class A	13,138	659,396
Mastercard, Inc., Class A	1,176	177,999
MAXIMUS, Inc.†	16,370	1,171,765
Microsoft Corp.†	19,163	1,639,203
MicroStrategy, Inc., Class A†*	7,536	989,477
NIC, Inc.†(a)	84,504	1,402,766
Nuance Communications, Inc.†*	16,099	263,219
Open Text Corp. (Canada)†(a)	37,917	1,352,499
Oracle Corp.†(b)	179,882	8,504,821
Paychex, Inc.(a)	29,411	2,002,301
Progress Software Corp.(b)	54,597	2,324,194
Qualys, Inc.(a)*	8,709	516,879
Red Hat, Inc.†*	21,900	2,630,190
SS&C Technologies Holdings, Inc.(a)(b)	70,238	2,843,234
Stamps.com, Inc.(a)*	12,217	2,296,796
Sykes Enterprises, Inc.*	2,441	76,769
Symantec Corp.(a)(b)	131,840	3,699,430
Synopsys, Inc.†*	22,205	1,892,754
Total System Services, Inc.(b)	38,653	3,057,066
Trade Desk, Inc. (The), Class A(a)*	54,783	2,505,227
Travelport Worldwide Ltd. (Bermuda)(a)	96,893	1,266,392
Tucows, Inc., Class A(a)*	1,436	100,592
Tyler Technologies, Inc.*	776	137,391

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
VeriSign, Inc.(a)*	22,338	$2,556,361
Visa, Inc., Class A(a)	7,635	870,543
Web.com Group, Inc.(a)*	66,402	1,447,564
Western Union Co. (The)(a)	137,041	2,605,149

		146,152,168

Technology Hardware & Equipment — 12.7%
Amphenol Corp., Class A(a)	2,480	217,744
Anixter International, Inc.†*	6,021	457,596
Apple, Inc.†	47,223	7,991,548
Arista Networks, Inc.†(a)*	9,333	2,198,668
Arrow Electronics, Inc.*	4,159	334,425
AVX Corp.†(a)	44,862	776,113
Benchmark Electronics, Inc.†*	21,647	629,928
Ciena Corp.(a)*	87,534	1,832,087
Cisco Systems, Inc.†	286,013	10,954,298
Coherent, Inc.†(a)*	3,967	1,119,567
CTS Corp.	1,853	47,715
EchoStar Corp., Class A*	17,307	1,036,689
Electro Scientific Industries, Inc.(a)*	81,196	1,740,030
Extreme Networks, Inc.*	56,155	703,061
F5 Networks, Inc.†*	27,794	3,647,129
FLIR Systems, Inc.	37,602	1,753,005
Harris Corp.(a)(b)	56,409	7,990,335
Hewlett Packard Enterprise Co.†(b)	552,493	7,933,799
HP, Inc.†(b)	743,491	15,620,746
InterDigital, Inc.†(a)	21,352	1,625,955
IPG Photonics Corp.*	11,224	2,403,395
Jabil, Inc.(a)	58,574	1,537,568
Juniper Networks, Inc.†	179,559	5,117,432
Keysight Technologies, Inc.*	17,498	727,917
Littelfuse, Inc.(a)	3,383	669,225
Mitel Networks Corp. (Canada)*	46,216	380,358
Motorola Solutions, Inc.†	22,421	2,025,513
MTS Systems Corp.	84	4,511
National Instruments Corp.(a)	19,523	812,742
NetApp, Inc.†	130,474	7,217,822
NETGEAR, Inc.(a)*	7,505	440,919
PC Connection, Inc.(a)	546	14,311
Plantronics, Inc.†	6,615	333,264
Rogers Corp.†*	6,594	1,067,700
Seagate Technology PLC (Ireland)(a)	110,573	4,626,374
Systemax, Inc.(a)	6,816	226,768
Ubiquiti Networks, Inc.(a)*	5,829	413,976
VeriFone Systems, Inc.(a)*	7,283	128,982

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Vishay Intertechnology, Inc.(a)	169,388	$3,514,801
Western Digital Corp.†(b)	148,976	11,848,061
Xerox Corp.†	116,486	3,395,567
Zebra Technologies Corp., Class A†*	16,099	1,671,078

		117,188,722

Telecommunication Services — 3.0%
AT&T, Inc.†	185,677	7,219,122
BCE, Inc. (Canada)	1,812	86,994
CenturyLink, Inc.(a)	326,128	5,439,815
Cogent Communications Holdings, Inc.(a)	14,632	662,830
Frontier Communications Corp.(a)	84,470	571,017
Rogers Communications, Inc., Class B (Canada)†	20,900	1,064,437
Sprint Corp.(a)*	159,293	938,236
United States Cellular Corp.(a)*	1,970	74,131
Verizon Communications, Inc.†	202,343	10,710,015
Vonage Holdings Corp.†*	96,429	980,683

		27,747,280

Transportation — 9.1%
Alaska Air Group, Inc.†(a)(b)	60,307	4,433,168
American Airlines Group, Inc.(b)	170,542	8,873,300
Canadian National Railway Co. (Canada)†(b)	62,998	5,197,335
Canadian Pacific Railway Ltd. (Canada)†	14,309	2,615,113
Delta Air Lines, Inc.†(a)	246,031	13,777,736
Expeditors International of Washington, Inc.†(a)	61,096	3,952,300
Forward Air Corp.(a)	14,647	841,324
Hawaiian Holdings, Inc.(a)	59,377	2,366,173
Heartland Express, Inc.(a)	20,112	469,414
JB Hunt Transport Services, Inc.(a)	16,454	1,891,881
Kansas City Southern†(a)	31,521	3,316,640
Landstar System, Inc.(a)	23,548	2,451,347
Matson, Inc.(a)	1,655	49,385
Norfolk Southern Corp.†(b)	48,754	7,064,455
Saia, Inc.*	3,082	218,052
Southwest Airlines Co.†(b)	93,251	6,103,278
Union Pacific Corp.†	52,642	7,059,292
United Continental Holdings, Inc.†*	107,317	7,233,166
Universal Logistics Holdings, Inc.	204	4,845

	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
Werner Enterprises, Inc.(a)	14,985	$579,170
XPO Logistics, Inc.(a)*	60,931	5,580,670

		84,078,044

TOTAL COMMON STOCKS (Cost $1,389,332,565)		1,593,977,448

TOTAL LONG POSITIONS - 172.9% (Cost $1,389,332,565)		1,593,977,448

SHORT POSITIONS — (73.7)%
COMMON STOCKS — (73.7)%
Automobiles & Components — (2.3)%
Adient PLC (Ireland)	(50,901)	(4,005,909)
American Axle & Manufacturing Holdings, Inc.*	(55,528)	(945,642)
Cooper-Standard Holding, Inc.*	(10,643)	(1,303,768)
Ford Motor Co.	(265,325)	(3,313,909)
Fox Factory Holding Corp.*	(17,856)	(693,706)
Gentherm, Inc.*	(11,724)	(372,237)
Goodyear Tire & Rubber Co. (The)	(82,832)	(2,676,302)
LCI Industries	(16,178)	(2,103,140)
Tenneco, Inc.	(10,259)	(600,562)
Tesla, Inc.*	(15,437)	(4,806,310)

		(20,821,485)

Capital Goods — (7.3)%
AAON, Inc.	(6,490)	(238,183)
AAR Corp.	(38,232)	(1,502,135)
Actuant Corp., Class A	(11,358)	(287,357)
Advanced Drainage Systems, Inc.	(55,756)	(1,329,781)
Albany International Corp., Class A	(6,972)	(428,429)
Altra Industrial Motion Corp.	(12,861)	(648,194)
American Railcar Industries, Inc.	(14,271)	(594,244)
American Woodmark Corp.*	(4,630)	(603,058)
AO Smith Corp.	(18,327)	(1,123,079)
Apogee Enterprises, Inc.	(35,684)	(1,631,829)
Astronics Corp.*	(10,050)	(416,774)
Axon Enterprise, Inc.*	(152,265)	(4,035,022)
AZZ, Inc.	(7,049)	(360,204)
CAI International, Inc.*	(10,228)	(289,657)
Chart Industries, Inc.*	(4,148)	(194,375)
Chicago Bridge & Iron Co. NV (Netherlands)	(60,451)	(975,679)
CIRCOR International, Inc.	(12,847)	(625,392)
Colfax Corp.*	(77,643)	(3,076,216)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Columbus McKinnon Corp.	(8,237)	$ (329,315)
Cubic Corp.	(16,555)	(975,917)
Donaldson Co., Inc.	(5,025)	(245,974)
Douglas Dynamics, Inc.	(16,043)	(606,425)
Dycom Industries, Inc.*	(701)	(78,112)
Encore Wire Corp.	(2,287)	(111,263)
EnerSys	(10,033)	(698,598)
ESCO Technologies, Inc.	(8,571)	(516,403)
Esterline Technologies Corp.*	(9,098)	(679,621)
Federal Signal Corp.	(9,545)	(191,759)
Fluor Corp.	(6,974)	(360,207)
Foundation Building Materials, Inc.*	(428)	(6,330)
Franklin Electric Co., Inc.	(13,994)	(642,325)
General Cable Corp.	(50,131)	(1,483,878)
Granite Construction, Inc.	(7,615)	(483,019)
Griffon Corp.	(847)	(17,236)
Herc Holdings, Inc.*	(28,267)	(1,769,797)
Hexcel Corp.	(29,327)	(1,813,875)
Hyster-Yale Materials Handling, Inc.	(2,540)	(216,306)
JELD-WEN Holding, Inc.*	(12,262)	(482,755)
John Bean Technologies Corp.	(9,418)	(1,043,514)
Kadant, Inc.	(4,075)	(409,130)
Kennametal, Inc.	(25,152)	(1,217,608)
Kratos Defense & Security Solutions, Inc.*	(254,817)	(2,698,512)
Lincoln Electric Holdings, Inc.	(23,155)	(2,120,535)
Manitowoc Co., Inc. (The)*	(37,401)	(1,471,355)
Masonite International Corp. (Canada)*	(22,255)	(1,650,208)
MasTec, Inc.*	(13,013)	(636,986)
Mercury Systems, Inc.*	(35,004)	(1,797,455)
Milacron Holdings Corp.*	(60,054)	(1,149,434)
MRC Global, Inc.*	(148,824)	(2,518,102)
MYR Group, Inc.*	(2,579)	(92,148)
National Presto Industries, Inc.	(542)	(53,902)
NCI Building Systems, Inc.*	(12,262)	(236,657)
Nordson Corp.	(7,008)	(1,025,971)
NOW, Inc.*	(306,691)	(3,382,802)
NV5 Global, Inc.*	(2,024)	(109,600)
Patrick Industries, Inc.*	(8,748)	(607,549)
Ply Gem Holdings, Inc.*	(11,637)	(215,284)
Proto Labs, Inc.*	(9,523)	(980,869)
Quanex Building Products Corp.	(7,495)	(175,383)
Raven Industries, Inc.	(15,614)	(536,341)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
REV Group, Inc.	(35,497)	$(1,154,717)
Simpson Manufacturing Co., Inc.	(8,029)	(460,945)
Standex International Corp.	(1,529)	(155,729)
Sun Hydraulics Corp.	(2,249)	(145,488)
Sunrun, Inc.*	(279,271)	(1,647,699)
Tennant Co.	(8,008)	(581,781)
Thermon Group Holdings, Inc.*	(21,297)	(504,100)
Timken Co. (The)	(54,214)	(2,664,618)
Titan International, Inc.	(49,549)	(638,191)
Triumph Group, Inc.	(40,821)	(1,110,331)
Tutor Perini Corp.*	(16,795)	(425,753)
United Rentals, Inc.*	(17,069)	(2,934,332)
USG Corp.*	(780)	(30,077)
Vicor Corp.*	(91)	(1,902)
Wesco Aircraft Holdings, Inc.*	(101,015)	(747,511)

		(67,401,242)

Commercial & Professional Services — (2.1)%
ABM Industries, Inc.	(19,097)	(720,339)
ACCO Brands Corp.*	(11,126)	(135,737)
Advanced Disposal Services, Inc.*	(73,826)	(1,767,394)
Covanta Holding Corp.	(269,112)	(4,547,993)
Dun & Bradstreet Corp. (The)	(978)	(115,805)
Exponent, Inc.	(6,744)	(479,498)
Forrester Research, Inc.	(4,815)	(212,823)
FTI Consulting, Inc.*	(3,587)	(154,098)
Healthcare Services Group, Inc.	(43,156)	(2,275,184)
HNI Corp.	(27,034)	(1,042,701)
Huron Consulting Group, Inc.*	(6,717)	(271,703)
IHS Markit Ltd. (Bermuda)*	(12,222)	(551,823)
InnerWorkings, Inc.*	(17,444)	(174,963)
Insperity, Inc.	(3,181)	(182,430)
Knoll, Inc.	(16,932)	(390,113)
Mistras Group, Inc.*	(1,283)	(30,112)
MSA Safety, Inc.	(8,686)	(673,339)
Multi-Color Corp.	(11,377)	(851,568)
Ritchie Bros Auctioneers, Inc. (Canada)	(53,794)	(1,610,054)
RR Donnelley & Sons Co.	(34,783)	(323,482)
Steelcase, Inc., Class A	(64,151)	(975,095)
TrueBlue, Inc.*	(11,216)	(308,440)
US Ecology, Inc.	(13,315)	(679,065)
Verisk Analytics, Inc.*	(2,739)	(262,944)
WageWorks, Inc.*	(15,631)	(969,122)

		(19,705,825)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (3.3)%
American Outdoor Brands Corp.*	(280,860)	$(3,606,242)
Canada Goose Holdings, Inc. (Canada)*	(69,826)	(2,203,709)
Columbia Sportswear Co.	(21,195)	(1,523,497)
Deckers Outdoor Corp.*	(57,802)	(4,638,610)
G-III Apparel Group Ltd.*	(105,605)	(3,895,768)
Hasbro, Inc.	(20,217)	(1,837,523)
Helen Of Troy Ltd. (Bermuda)*	(6,167)	(594,190)
Installed Building Products, Inc.*	(15,705)	(1,192,795)
Lululemon Athletica, Inc.*	(13,402)	(1,053,263)
Mattel, Inc.	(333,719)	(5,132,598)
Mohawk Industries, Inc.*	(8,742)	(2,411,918)
Movado Group, Inc.	(3,369)	(108,482)
Newell Brands, Inc.	(3,052)	(94,307)
Steven Madden Ltd.*	(7,538)	(352,025)
Under Armour, Inc., Class C*	(127,495)	(1,698,233)
Universal Electronics, Inc.*	(3,773)	(178,274)

		(30,521,434)

Consumer Services — (4.7)%
Belmond Ltd., Class A (Bermuda)*	(44,030)	(539,368)
Bloomin’ Brands, Inc.	(7,170)	(153,008)
Bright Horizons Family Solutions, Inc.*	(8,096)	(761,024)
Buffalo Wild Wings, Inc.*	(15,323)	(2,395,751)
Carrols Restaurant Group, Inc.*	(32,450)	(394,268)
Chegg, Inc.*	(124,327)	(2,029,017)
Chipotle Mexican Grill, Inc.*	(1,687)	(487,594)
Darden Restaurants, Inc.	(38,164)	(3,664,507)
Dave & Buster’s Entertainment, Inc.*	(65,966)	(3,639,344)
Fiesta Restaurant Group, Inc.*	(31,793)	(604,067)
Golden Entertainment, Inc.*	(1,450)	(47,342)
Houghton Mifflin Harcourt Co.*	(59,809)	(556,224)
ILG, Inc.	(49,901)	(1,421,180)
International Game Technology PLC (United Kingdom)	(43,207)	(1,145,418)
International Speedway Corp., Class A	(10,058)	(400,811)
K12, Inc.*	(4,741)	(75,382)
La Quinta Holdings, Inc.*	(60,062)	(1,108,745)
Laureate Education, Inc., Class A*	(33,274)	(451,195)
Marcus Corp. (The)	(10,122)	(276,837)
MGM Resorts International	(35,062)	(1,170,720)
Monarch Casino & Resort, Inc.*	(2,479)	(111,109)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(16,448)	$(875,856)
Planet Fitness, Inc., Class A*	(13,513)	(467,955)
Red Robin Gourmet Burgers, Inc.*	(22,144)	(1,248,922)
Red Rock Resorts, Inc., Class A	(3,778)	(127,470)
Ruth’s Hospitality Group, Inc.	(8,754)	(189,524)
SeaWorld Entertainment, Inc.*	(22,120)	(300,168)
Service Corp. International	(69,011)	(2,575,491)
Shake Shack, Inc., Class A*	(126,334)	(5,457,629)
Starbucks Corp.	(23,810)	(1,367,408)
Strayer Education, Inc.	(3,236)	(289,881)
Texas Roadhouse, Inc.	(41,831)	(2,203,657)
Wendy’s Co. (The)	(254,685)	(4,181,928)
Wingstop, Inc.	(77,139)	(3,006,878)

		(43,725,678)

Energy — (4.0)%
Cheniere Energy, Inc.*	(58,931)	(3,172,845)
DHT Holdings, Inc. (Marshall Islands)	(45,785)	(164,368)
Ensco PLC, Class A (United Kingdom)	(70,427)	(416,224)
Forum Energy Technologies, Inc.*	(18,550)	(288,452)
Frank’s International NV (Netherlands)	(52,679)	(350,315)
Green Plains, Inc.	(165,828)	(2,794,202)
Helix Energy Solutions Group, Inc.*	(405,797)	(3,059,709)
Helmerich & Payne, Inc.	(14,648)	(946,847)
Keane Group, Inc.*	(94,668)	(1,799,639)
Mammoth Energy Services, Inc.*	(6,948)	(136,389)
NCS Multistage Holdings, Inc.*	(4,418)	(65,121)
Newpark Resources, Inc.*	(26,065)	(224,159)
Occidental Petroleum Corp.	(61,241)	(4,511,012)
Oil States International, Inc.*	(6,634)	(187,742)
Patterson-UTI Energy, Inc.	(133,914)	(3,081,361)
ProPetro Holding Corp.*	(76,292)	(1,538,047)
REX American Resources Corp.*	(2,235)	(185,036)
Select Energy Services, Inc., Class A*	(426)	(7,770)
SemGroup Corp., Class A	(153,835)	(4,645,817)
Solaris Oilfield Infrastructure, Inc., Class A*	(22,958)	(491,531)
Targa Resources Corp.	(83,483)	(4,042,247)
Unit Corp.*	(70,085)	(1,541,870)
US Silica Holdings, Inc.	(10,769)	(350,639)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Weatherford International PLC (Ireland)*	(510,722)	$(2,129,711)
World Fuel Services Corp.	(30,382)	(854,949)

		(36,986,002)

Food & Staples Retailing — (1.2)%
Casey’s General Stores, Inc.	(12,679)	(1,419,287)
Costco Wholesale Corp.	(9,437)	(1,756,414)
Performance Food Group Co.*	(7,308)	(241,895)
PriceSmart, Inc.	(23,533)	(2,026,191)
Rite Aid Corp.*	(1,325,929)	(2,612,080)
Smart & Final Stores, Inc.*	(98,707)	(843,945)
Sprouts Farmers Market, Inc.*	(4,738)	(115,370)
SUPERVALU, Inc.*	(99,650)	(2,152,440)

		(11,167,622)

Food, Beverage & Tobacco — (3.9)%
B&G Foods, Inc.	(124,505)	(4,376,351)
Blue Buffalo Pet Products, Inc.*	(90,669)	(2,973,037)
Bob Evans Farms, Inc.	(694)	(54,701)
Bunge Ltd. (Bermuda)	(35,221)	(2,362,625)
Calavo Growers, Inc.	(5,406)	(456,266)
Coca-Cola Bottling Co. Consolidated	(10,491)	(2,258,293)
Cott Corp. (Canada)	(56,287)	(937,741)
Darling Ingredients, Inc.*	(98,023)	(1,777,157)
Farmer Brothers Co.*	(7,279)	(234,020)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(19,453)	(927,325)
Freshpet, Inc.*	(10,867)	(205,930)
Hain Celestial Group, Inc. (The)*	(124,904)	(5,294,681)
J&J Snack Foods Corp.	(8,994)	(1,365,559)
John B Sanfilippo & Son, Inc.	(5,333)	(337,312)
Lancaster Colony Corp.	(50)	(6,460)
McCormick & Co., Inc., non-voting shares	(14,929)	(1,521,414)
MGP Ingredients, Inc.	(27,001)	(2,075,837)
Monster Beverage Corp.*	(13,313)	(842,580)
Post Holdings, Inc.*	(33,004)	(2,614,907)
Snyder’s-Lance, Inc.	(58,367)	(2,923,019)
SunOpta, Inc. (Canada)*	(10,375)	(80,406)
Tootsie Roll Industries, Inc.	(15,073)	(548,657)
Universal Corp.	(19,512)	(1,024,380)
Vector Group Ltd.	(15,196)	(340,086)

		(35,538,744)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (5.8)%
Acadia Healthcare Co., Inc.*	(112,057)	$(3,656,420)
Align Technology, Inc.*	(1,612)	(358,170)
Almost Family, Inc.*	(19,751)	(1,093,218)
AtriCure, Inc.*	(41,786)	(762,177)
BioTelemetry, Inc.*	(66,326)	(1,983,147)
Cardiovascular Systems, Inc.*	(16,294)	(386,005)
CryoLife, Inc.*	(11,221)	(214,882)
DENTSPLY SIRONA, Inc.	(18,373)	(1,209,495)
DexCom, Inc.*	(35,530)	(2,039,067)
Diplomat Pharmacy, Inc.*	(65,369)	(1,311,956)
Ensign Group, Inc. (The)	(46,520)	(1,032,744)
Entellus Medical, Inc.*	(2,562)	(62,487)
Evolent Health, Inc., Class A*	(234,600)	(2,885,580)
Glaukos Corp.*	(29,679)	(761,266)
HCA Healthcare, Inc.*	(32,334)	(2,840,219)
Henry Schein, Inc.*	(62,789)	(4,387,695)
Inovalon Holdings, Inc., Class A*	(12,686)	(190,290)
Insulet Corp.*	(2,793)	(192,717)
Invacare Corp.	(39,842)	(671,338)
iRhythm Technologies, Inc.*	(31,351)	(1,757,224)
K2M Group Holdings, Inc.*	(87,805)	(1,580,490)
Merit Medical Systems, Inc.*	(27,902)	(1,205,366)
Natus Medical, Inc.*	(49,438)	(1,888,532)
Nevro Corp.*	(52,192)	(3,603,336)
Novocure Ltd. (Jersey)*	(38,058)	(768,772)
NxStage Medical, Inc.*	(147,821)	(3,581,703)
Omnicell, Inc.*	(23,027)	(1,116,810)
OraSure Technologies, Inc.*	(6,040)	(113,914)
Owens & Minor, Inc.	(24,585)	(464,165)
Penumbra, Inc.*	(7,343)	(690,976)
Providence Service Corp. (The)*	(1,771)	(105,091)
Quidel Corp.*	(58,289)	(2,526,828)
STAAR Surgical Co.*	(2,958)	(45,849)
Surgery Partners, Inc.*	(1,414)	(17,109)
Tactile Systems Technology, Inc.*	(11,691)	(338,805)
Teladoc, Inc.*	(86,578)	(3,017,243)
Varex Imaging Corp.*	(17,281)	(694,178)
ViewRay, Inc.*	(22,073)	(204,396)
Vocera Communications, Inc.*	(10,101)	(305,252)
West Pharmaceutical Services, Inc.	(14,593)	(1,439,891)
Wright Medical Group NV (Netherlands)*	(70,318)	(1,561,060)

		(53,065,863)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Household & Personal Products — (0.9)%
Church & Dwight Co., Inc.	(93,218)	$(4,676,747)
Coty, Inc., Class A	(82,473)	(1,640,388)
WD-40 Co.	(16,120)	(1,902,160)

		(8,219,295)

Materials — (5.9)%
A Schulman, Inc.	(4,306)	(160,398)
Agrium, Inc. (Canada)	(30,728)	(3,533,720)
Albemarle Corp.	(21,626)	(2,765,749)
American Vanguard Corp.	(2,136)	(41,972)
AptarGroup, Inc.	(6,606)	(569,966)
Axalta Coating Systems Ltd. (Bermuda)*	(4,221)	(136,592)
Balchem Corp.	(14,795)	(1,192,477)
Bemis Co., Inc.	(26,134)	(1,248,944)
Calgon Carbon Corp.	(190,806)	(4,064,168)
CF Industries Holdings, Inc.	(31,245)	(1,329,162)
Clearwater Paper Corp.*	(8,278)	(375,821)
Deltic Timber Corp.	(12,127)	(1,110,227)
DowDuPont, Inc.	(46,475)	(3,309,950)
Ecolab, Inc.	(1,976)	(265,140)
Ferro Corp.*	(101,122)	(2,385,468)
GCP Applied Technologies, Inc.*	(22,666)	(723,045)
Graphic Packaging Holding Co.	(71,787)	(1,109,109)
HB Fuller Co.	(26,973)	(1,453,036)
Huntsman Corp.	(50,168)	(1,670,093)
Innophos Holdings, Inc.	(3,107)	(145,190)
Innospec, Inc.	(12,360)	(872,616)
International Paper Co.	(99,166)	(5,745,678)
KMG Chemicals, Inc.	(7,928)	(523,882)
Koppers Holdings, Inc.*	(4,383)	(223,095)
Mosaic Co. (The)	(176,454)	(4,527,810)
NewMarket Corp.	(3,431)	(1,363,445)
Owens-Illinois, Inc.*	(11,440)	(253,625)
PH Glatfelter Co.	(38,965)	(835,410)
Silgan Holdings, Inc.	(77,248)	(2,270,319)
Sonoco Products Co.	(21,330)	(1,133,476)
Summit Materials, Inc., Class A*	(9,763)	(306,949)
Trinseo SA (Luxembourg)	(35,174)	(2,553,632)
US Concrete, Inc.*	(40,069)	(3,351,772)
Venator Materials PLC (United Kingdom)*	(84,705)	(1,873,675)
WestRock Co.	(15,806)	(999,097)

		(54,424,708)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Media — (3.3)%
Altice Usa, Inc., Class A*	(62,882)	$(1,334,985)
AMC Entertainment Holdings, Inc., Class A	(86,812)	(1,310,861)
Cable One, Inc.	(2,349)	(1,652,169)
Charter Communications, Inc., Class A*	(10,237)	(3,439,223)
Cinemark Holdings, Inc.	(21,241)	(739,612)
Clear Channel Outdoor Holdings, Inc., Class A	(953)	(4,384)
Emerald Expositions Events, Inc.	(499)	(10,150)
EW Scripps Co. (The), Class A*	(62,874)	(982,721)
Gray Television, Inc.*	(45,970)	(769,998)
John Wiley & Sons, Inc., Class A	(24,410)	(1,604,958)
Madison Square Garden Co. (The), Class A*	(14,647)	(3,088,320)
Meredith Corp.	(24,078)	(1,590,352)
New York Times Co. (The), Class A	(79,912)	(1,478,372)
Regal Entertainment Group, Class A	(240,441)	(5,532,547)
Scholastic Corp.	(12,279)	(492,511)
Sinclair Broadcast Group, Inc., Class A	(119,546)	(4,524,816)
Time, Inc.	(52,706)	(972,426)
World Wrestling Entertainment, Inc., Class A	(13,127)	(401,424)

		(29,929,829)

Pharmaceuticals, Biotechnology & Life Sciences — (3.9)%
Aclaris Therapeutics, Inc.*	(47,921)	(1,181,732)
Aduro Biotech, Inc.*	(16,961)	(127,208)
Aerie Pharmaceuticals, Inc.*	(7,903)	(472,204)
Alder Biopharmaceuticals, Inc.*	(34,570)	(395,826)
Amphastar Pharmaceuticals, Inc.*	(450)	(8,658)
ANI Pharmaceuticals, Inc.*	(1,941)	(125,097)
Bio-Rad Laboratories, Inc., Class A*	(11,618)	(2,772,868)
Bruker Corp.	(66,540)	(2,283,653)
Cambrex Corp.*	(3,106)	(149,088)
Coherus Biosciences, Inc.*	(45,438)	(399,854)
Dermira, Inc.*	(62,070)	(1,726,167)
Epizyme, Inc.*	(36,095)	(452,992)
Five Prime Therapeutics, Inc.*	(10,705)	(234,654)
Flexion Therapeutics, Inc.*	(9,644)	(241,486)
Heron Therapeutics, Inc.*	(90,850)	(1,644,385)
Illumina, Inc.*	(2,202)	(481,115)
Intra-Cellular Therapies, Inc.*	(26,251)	(380,114)
La Jolla Pharmaceutical Co.*	(53,242)	(1,713,328)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Luminex Corp.	(15,572)	$(306,768)
MacroGenics, Inc.*	(28,209)	(535,971)
Medicines Co. (The)*	(33,194)	(907,524)
Momenta Pharmaceuticals, Inc.*	(74,805)	(1,043,530)
Myovant Sciences Ltd. (Bermuda)*	(137)	(1,732)
NeoGenomics, Inc.*	(86,751)	(768,614)
Pacira Pharmaceuticals, Inc.*	(9,342)	(426,462)
Paratek Pharmaceuticals, Inc.*	(40,687)	(728,297)
Prothena Corp. PLC (Ireland)*	(7,100)	(266,179)
QIAGEN NV (Netherlands)	(137,934)	(4,266,299)
Radius Health, Inc.*	(33,930)	(1,077,956)
Reata Pharmaceuticals, Inc., Class A*	(10,427)	(295,293)
Revance Therapeutics, Inc.*	(27,105)	(969,004)
Syneos Health, Inc.*	(96,782)	(4,219,695)
TG Therapeutics, Inc.*	(36,598)	(300,104)
TherapeuticsMD, Inc.*	(170,177)	(1,027,869)
Theravance Biopharma, Inc. (Cayman Islands)*	(22,544)	(628,752)
Thermo Fisher Scientific, Inc.	(16,751)	(3,180,680)
Ultragenyx Pharmaceutical, Inc.*	(7,578)	(351,468)
Zogenix, Inc.*	(2,407)	(96,400)

		(36,189,026)

Retailing — (5.3)%
1-800-Flowers.com, Inc., Class A*	(3,896)	(41,687)
American Eagle Outfitters, Inc.	(38,416)	(722,221)
At Home Group, Inc.*	(24,061)	(731,214)
Big Lots, Inc.	(13,324)	(748,143)
Burlington Stores, Inc.*	(27,189)	(3,345,063)
Caleres, Inc.	(18,263)	(611,445)
Camping World Holdings, Inc., Class A	(40,119)	(1,794,523)
Children’s Place, Inc. (The)	(5,724)	(831,983)
Core-Mark Holding Co., Inc.	(23,371)	(738,056)
Dick’s Sporting Goods, Inc.	(145,827)	(4,191,068)
Duluth Holdings, Inc., Class B*	(13,968)	(249,329)
Express, Inc.*	(329,906)	(3,348,546)
Finish Line, Inc. (The), Class A	(7,130)	(103,599)
Five Below, Inc.*	(47,612)	(3,157,628)
Floor & Decor Holdings, Inc., Class A*	(63,789)	(3,105,249)
GameStop Corp., Class A	(18,807)	(337,586)
Genesco, Inc.*	(15,698)	(510,185)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
Guess?, Inc.	(276,143)	$(4,661,294)
L Brands, Inc.	(73,081)	(4,400,938)
Lands’ End, Inc.*	(4,963)	(97,027)
Lithia Motors, Inc., Class A	(15,316)	(1,739,744)
Lumber Liquidators Holdings, Inc.*	(10,865)	(341,052)
Macy’s, Inc.	(93,937)	(2,366,273)
Ollie’s Bargain Outlet Holdings, Inc.*	(77,392)	(4,121,124)
Party City Holdco, Inc.*	(78,317)	(1,092,522)
Penske Automotive Group, Inc.	(29,678)	(1,420,092)
Shutterfly, Inc.*	(35,713)	(1,776,722)
Sonic Automotive, Inc., Class A	(47,569)	(877,648)
Tile Shop Holdings, Inc.	(26,527)	(254,659)
Williams-Sonoma, Inc.	(24,892)	(1,286,916)

		(49,003,536)

Semiconductors & Semiconductor Equipment — (3.2)%
Advanced Micro Devices, Inc.*	(362,468)	(3,726,171)
Ambarella, Inc. (Cayman Islands)*	(67,663)	(3,975,201)
Amkor Technology, Inc.*	(99,667)	(1,001,653)
Cavium, Inc.*	(30,047)	(2,518,840)
Cree, Inc.*	(66,120)	(2,455,697)
FormFactor, Inc.*	(55,422)	(867,354)
Ichor Holdings Ltd. (Cayman Islands)*	(11,226)	(276,160)
Inphi Corp.*	(114,656)	(4,196,410)
IXYS Corp.*	(12,171)	(291,495)
Lattice Semiconductor Corp.*	(80,989)	(468,116)
MACOM Technology Solutions Holdings, Inc.*	(52,583)	(1,711,051)
MaxLinear, Inc.*	(68,283)	(1,804,037)
Nanometrics, Inc.*	(15,197)	(378,709)
PDF Solutions, Inc.*	(6,849)	(107,529)
Photronics, Inc.*	(44,935)	(383,071)
Power Integrations, Inc.	(10,145)	(746,165)
Rudolph Technologies, Inc.*	(3,434)	(82,073)
Semtech Corp.*	(13,764)	(470,729)
Synaptics, Inc.*	(57,994)	(2,316,280)
Veeco Instruments, Inc.*	(64,742)	(961,419)
Xperi Corp.	(37,902)	(924,809)

		(29,662,969)

Software & Services — (9.2)%
8x8, Inc.*	(102,151)	(1,440,329)
Acxiom Corp.*	(75,545)	(2,082,020)
Alliance Data Systems Corp.	(3,037)	(769,819)
Apptio, Inc., Class A*	(13,697)	(322,153)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Autodesk, Inc.*	(1,096)	$(114,894)
Automatic Data Processing, Inc.	(46,600)	(5,461,054)
Benefitfocus, Inc.*	(10,235)	(276,345)
Black Knight, Inc.*	(11,736)	(518,144)
Blackhawk Network Holdings, Inc.*	(121,755)	(4,340,566)
Blackline, Inc.*	(24,219)	(794,383)
Booz Allen Hamilton Holding Corp.	(3,493)	(133,188)
Box, Inc., Class A*	(31,014)	(655,016)
BroadSoft, Inc.*	(65,517)	(3,596,883)
Callidus Software, Inc.*	(48,096)	(1,377,950)
Carbonite, Inc.*	(41,938)	(1,052,644)
Cardtronics PLC, Class A (United Kingdom)*	(27,321)	(505,985)
Cloudera, Inc.*	(157,222)	(2,597,307)
Cornerstone OnDemand, Inc.*	(52,319)	(1,848,430)
Coupa Software, Inc.*	(34,875)	(1,088,798)
DXC Technology Co.	(9,508)	(902,309)
Ellie Mae, Inc.*	(15,250)	(1,363,350)
Everbridge, Inc.*	(22,228)	(660,616)
Fidelity National Information Services, Inc.	(2,473)	(232,685)
FireEye, Inc.*	(340,140)	(4,829,988)
FleetCor Technologies, Inc.*	(11,243)	(2,163,490)
Gartner, Inc.*	(10,405)	(1,281,376)
Globant SA (Luxembourg)*	(10,996)	(510,874)
Gogo, Inc.*	(228,982)	(2,582,917)
Hortonworks, Inc.*	(48,013)	(965,541)
HubSpot, Inc.*	(5,602)	(495,217)
Imperva, Inc.*	(25,185)	(999,844)
Instructure, Inc.*	(31,942)	(1,057,280)
Monotype Imaging Holdings, Inc.	(7,919)	(190,848)
MuleSoft, Inc., Class A*	(111,196)	(2,586,419)
Okta, Inc.*	(73,622)	(1,885,459)
Pandora Media, Inc.*	(533,132)	(2,569,696)
Paylocity Holding Corp.*	(4,496)	(212,031)
PayPal Holdings, Inc.*	(7,723)	(568,567)
Perficient, Inc.*	(4,534)	(86,463)
PROS Holdings, Inc.*	(49,319)	(1,304,488)
Q2 Holdings, Inc.*	(35)	(1,290)
Rapid7, Inc.*	(34,425)	(642,370)
Science Applications International Corp.	(48,649)	(3,725,054)
SecureWorks Corp., Class A*	(22,383)	(198,537)
Silver Spring Networks, Inc.*	(116,640)	(1,894,234)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Snap, Inc., Class A*	(296,778)	$(4,335,927)
Tableau Software, Inc., Class A*	(10,568)	(731,306)
Take-Two Interactive Software, Inc.*	(14,342)	(1,574,465)
TeleTech Holdings, Inc.	(2,681)	(107,910)
Teradata Corp.*	(73,674)	(2,833,502)
TrueCar, Inc.*	(96,645)	(1,082,424)
Twilio, Inc., Class A*	(140,589)	(3,317,900)
Ultimate Software Group, Inc. (The)*	(1,228)	(267,986)
Vantiv, Inc., Class A*	(20,199)	(1,485,636)
Virtusa Corp.*	(35,362)	(1,558,757)
Workday, Inc., Class A*	(1,797)	(182,827)
Workiva, Inc.*	(24,537)	(525,092)
Zendesk, Inc.*	(94,323)	(3,191,890)
Zynga, Inc., Class A*	(77,956)	(311,823)

		(84,394,296)

Technology Hardware & Equipment — (4.1)%
ADTRAN, Inc.	(8,956)	(173,299)
Belden, Inc.	(18,379)	(1,418,307)
BlackBerry Ltd. (Canada)*	(24,451)	(273,118)
Celestica, Inc. (Canada)*	(20,527)	(215,123)
Cray, Inc.*	(18,393)	(445,111)
Diebold Nixdorf, Inc.	(18,073)	(295,494)
Electronics For Imaging, Inc.*	(11,054)	(326,425)
FARO Technologies, Inc.*	(5,585)	(262,495)
Finisar Corp.*	(182,627)	(3,716,459)
Fitbit, Inc., Class A*	(676,292)	(3,861,627)
II-VI, Inc.*	(83,943)	(3,941,124)
Infinera Corp.*	(404,998)	(2,563,637)
Insight Enterprises, Inc.*	(15,880)	(608,045)
Itron, Inc.*	(6,355)	(433,411)
Knowles Corp.*	(117,091)	(1,716,554)
Lumentum Holdings, Inc.*	(70,712)	(3,457,817)
Methode Electronics, Inc.	(6,941)	(278,334)
NetScout Systems, Inc.*	(15,085)	(459,338)
Palo Alto Networks, Inc.*	(25,219)	(3,655,242)
Plexus Corp.*	(2,826)	(171,595)
Pure Storage, Inc., Class A*	(73,900)	(1,172,054)
ScanSource, Inc.*	(2,155)	(77,149)
Sierra Wireless, Inc. (Canada)*	(55,031)	(1,125,384)
Super Micro Computer, Inc.*	(83,359)	(1,744,287)
Tech Data Corp.*	(7,515)	(736,245)
ViaSat, Inc.*	(63,209)	(4,731,194)

		(37,858,868)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Telecommunication Services — (1.0)%
ATN International, Inc.	(8,119)	$(448,656)
Boingo Wireless, Inc.*	(24,443)	(549,968)
Cincinnati Bell, Inc.*	(78,149)	(1,629,407)
Consolidated Communications Holdings, Inc.	(54,609)	(665,684)
General Communication, Inc., Class A*	(22,012)	(858,908)
Iridium Communications, Inc.*	(180,595)	(2,131,021)
ORBCOMM, Inc.*	(32,391)	(329,740)
Shenandoah Telecommunications Co.	(37,166)	(1,256,211)
Straight Path Communications, Inc., Class B*	(7,925)	(1,440,686)
TELUS Corp. (Canada)	(8,166)	(309,246)

		(9,619,527)

Transportation — (2.3)%
Air Transport Services Group, Inc.*	(31,252)	(723,171)
Allegiant Travel Co.	(14,315)	(2,215,246)
ArcBest Corp.	(5,142)	(183,826)
Atlas Air Worldwide Holdings, Inc.*	(44,193)	(2,591,919)
CSX Corp.	(1,964)	(108,040)
Daseke, Inc.*	(654)	(9,346)
Genesee & Wyoming, Inc., Class A*	(68,622)	(5,402,610)
Hub Group, Inc., Class A*	(47,375)	(2,269,262)
Kirby Corp.*	(429)	(28,657)
Knight-Swift Transportation Holdings, Inc.	(102,286)	(4,471,944)
Ryder System, Inc.	(6,246)	(525,726)
SkyWest, Inc.	(15,643)	(830,643)
Spirit Airlines, Inc.*	(40,342)	(1,809,339)
Student Transportation, Inc. (Canada)	(1,506)	(9,247)

		(21,178,976)

TOTAL COMMON STOCK (Proceeds $672,130,081)		(679,414,925)

TOTAL SECURITES SOLD SHORT - (73.7)%		(679,414,925)

(Proceeds $672,130,081)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		7,454,540

NET ASSETS - 100.0%		$922,017,063

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2017, the market value of securities on loan was $310,992,491.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 184.7%
COMMON STOCKS — 183.9%
Automobiles & Components — 2.6%
Aptiv PLC (Jersey)	103	$8,737
BorgWarner, Inc.(a)	1	51
General Motors Co.†	15,437	632,763
Harley-Davidson, Inc.(a)	1,829	93,060

		734,611

Capital Goods — 17.5%
Acuity Brands, Inc.(a)	455	80,080
Allegion PLC (Ireland)(a)	750	59,670
AMETEK, Inc.†	1,691	122,547
Arconic, Inc.†	105	2,861
Boeing Co. (The)†	3,585	1,057,252
Caterpillar, Inc.†	5,907	930,825
Cummins, Inc.†	1,796	317,245
Eaton Corp. PLC (Ireland)†	3,170	250,462
Fortune Brands Home & Security, Inc.	1,649	112,857
Honeywell International, Inc.†	2,611	400,423
Ingersoll-Rand PLC (Ireland)†	2,714	242,062
Jacobs Engineering Group, Inc.†	1,308	86,276
Johnson Controls International PLC (Ireland)(a)	10,080	384,149
L3 Technologies, Inc.	848	167,777
Masco Corp.	3,383	148,649
Pentair PLC (Ireland)	1,973	139,333
Rockwell Collins, Inc.†	1,769	239,912
Snap-on, Inc.	33	5,752
TransDigm Group, Inc.(a)	214	58,769
United Technologies Corp.	381	48,604
WW Grainger, Inc.(a)	620	146,475

		5,001,980

Commercial & Professional Services —1.1%
Cintas Corp.	125	19,479
Nielsen Holdings PLC (United Kingdom)(a)	3,869	140,832
Robert Half International, Inc.†	1,362	75,645
Stericycle, Inc.(a) *	87	5,915
Waste Management, Inc.†	730	62,999

		304,870

Consumer Durables & Apparel — 1.9%
Garmin Ltd. (Switzerland)(a)	2,036	121,284
Hanesbrands, Inc.(a)	3,960	82,804
Michael Kors Holdings Ltd. (British Virgin Islands)†*	1,767	111,233

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel —(Continued)
PVH Corp.†	35	$4,802
Ralph Lauren Corp.(a)	884	91,662
Whirlpool Corp.	782	131,876

		543,661

Consumer Services — 6.7%
Carnival Corp. (Panama)(b)	6,928	459,811
Hilton Worldwide Holdings, Inc.†	3,479	277,833
Marriott International, Inc., Class A†	3,572	484,828
McDonald’s Corp.(b)	1,289	221,863
Royal Caribbean Cruises Ltd. (Liberia)†	2,325	277,326
Wyndham Worldwide Corp.	1,099	127,341
Yum! Brands, Inc.†	676	55,168

		1,904,170

Diversified Financials — 6.3%
BlackRock, Inc.†	1,072	550,697
Franklin Resources, Inc.(b)	6,028	261,193
Invesco Ltd. (Bermuda)	4,421	161,543
Moody’s Corp.†	2,051	302,748
Nasdaq, Inc.†	1,809	138,985
S&P Global, Inc.†	676	114,514
T Rowe Price Group, Inc.(b)	2,632	276,176

		1,805,856

Energy — 8.4%
Apache Corp.(a)	4,138	174,706
ConocoPhillips†(b)	13,109	719,553
Marathon Petroleum Corp.†(b)	5,305	350,024
Noble Energy, Inc.(a)	690	20,107
Phillips 66(b)	5,507	557,033
TechnipFMC PLC (United Kingdom)(a)	5,073	158,836
Valero Energy Corp.†	4,758	437,308

		2,417,567

Food & Staples Retailing —9.5%
CVS Health Corp.†	11,164	809,390
Kroger Co. (The)†	9,571	262,724
Sysco Corp.†	4,773	289,864
Walgreens Boots Alliance, Inc.†	11,121	807,607
Wal-Mart Stores, Inc.†	5,657	558,629

		2,728,214

Food, Beverage & Tobacco —13.6%
Altria Group, Inc.†	11,867	847,422
Coca-Cola Co. (The)†(b)	20,653	947,560
Conagra Brands, Inc.†	4,427	166,765

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Dr Pepper Snapple Group, Inc.†	1,962	$190,432
General Mills, Inc.(a)	3,301	195,716
Hormel Foods Corp.(a)	4,270	155,385
Kellogg Co.(a)	1,989	135,212
Molson Coors Brewing Co., Class B†	2,339	191,962
PepsiCo, Inc.†	2,240	268,621
Philip Morris International, Inc.†	4,307	455,035
Tyson Foods, Inc., Class A(b)	3,993	323,713

		3,877,823

Health Care Equipment & Services —18.2%
Abbott Laboratories†	10,883	621,093
Aetna, Inc.†(b)	3,543	639,122
AmerisourceBergen Corp.(a)	2,368	217,430
Anthem, Inc.†	2,809	632,053
Baxter International, Inc.†	208	13,445
Cardinal Health, Inc.	1,832	112,247
Centene Corp.†*	1,874	189,049
Cigna Corp.†	2,679	544,078
DaVita, Inc.*	506	36,558
Envision Healthcare Corp.(a) *	1,313	45,377
Express Scripts Holding Co.†*	6,153	459,260
Humana, Inc.†(a)	1,559	386,741
Laboratory Corp. of America Holdings†*	1,127	179,768
McKesson Corp.†	1,070	166,866
Quest Diagnostics, Inc.†	1,477	145,470
UnitedHealth Group, Inc.†	2,311	509,483
Universal Health Services, Inc., Class B†	1,031	116,864
Varian Medical Systems, Inc.*	966	107,371
Zimmer Biomet Holdings, Inc.	723	87,244

		5,209,519

Household & Personal Products — 2.4%
Church & Dwight Co., Inc.†	2	100
Clorox Co. (The)	1,400	208,236
Estee Lauder Cos., Inc. (The), Class A†	662	84,233
Kimberly-Clark Corp.†	3,352	404,452

		697,021

Insurance — 3.1%
Aon PLC (United Kingdom)†	2,724	365,016
Marsh & McLennan Cos., Inc.(b)	5,553	451,959

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Progressive Corp. (The)†	1,493	$84,086

		901,061

Materials — 7.7%
Air Products & Chemicals, Inc.†	2,288	375,415
Ball Corp.(a)	3,801	143,868
Eastman Chemical Co.†	1,560	144,518
Freeport-McMoRan, Inc.†*	15,730	298,241
LyondellBasell Industries NV, Class A (Netherlands)†	4,285	472,721
Newmont Mining Corp.†	5,794	217,391
Packaging Corp. of America†	1,025	123,564
PPG Industries, Inc.†	2,787	325,577
Sealed Air Corp.(a)	1,960	96,628

		2,197,923

Media — 8.5%
Comcast Corp., Class A†	4,888	195,764
Discovery Communications, Inc., Class A(a) *	6,203	138,823
Interpublic Group of Cos., Inc. (The)	4,221	85,095
News Corp., Class A†	6,328	102,577
Omnicom Group, Inc.(a)	2,505	182,439
Scripps Networks Interactive, Inc., Class A	1,412	120,557
Time Warner, Inc.†	8,463	774,111
Twenty-First Century Fox, Inc., Class A(a)(b)	20,124	694,882
Viacom, Inc., Class B(a)	4,372	134,701

		2,428,949

Pharmaceuticals, Biotechnology & Life Sciences — 21.7%
AbbVie, Inc.†	8,426	814,878
Amgen, Inc.†	4,710	819,069
Biogen, Inc.†*	2,298	732,074
Bristol-Myers Squibb Co.†	1,285	78,745
Celgene Corp.†*	7,483	780,926
Eli Lilly & Co.†	5,072	428,381
Gilead Sciences, Inc.	14,198	1,017,145
Johnson & Johnson†	4,980	695,806
Merck & Co., Inc.†	14,907	838,817

		6,205,841

Real Estate — 2.7%
Alexandria Real Estate Equities, Inc., REIT	898	117,270
AvalonBay Communities, Inc., REIT	490	87,421

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Mid-America Apartment Communities, Inc., REIT†	1,228	$123,488
Realty Income Corp., REIT(a)	284	16,194
Regency Centers Corp., REIT†	1,843	127,499
Weyerhaeuser Co., REIT(b)	8,181	288,462

		760,334

Retailing — 13.6%
Advance Auto Parts, Inc.	803	80,051
Amazon.com, Inc.*	12	14,034
AutoZone, Inc.†*	297	211,277
Best Buy Co., Inc.(a)	699	47,860
Dollar Tree, Inc.†*	452	48,504
Foot Locker, Inc.(a)	1,332	62,444
Gap, Inc. (The)(a)	326	11,103
Genuine Parts Co.(a)	1,593	151,351
Home Depot, Inc. (The)†	2,945	558,166
Kohl’s Corp.(a)	1,826	99,024
Lowe’s Cos., Inc.†	9,028	839,062
Nordstrom, Inc.(a)	83	3,933
O’Reilly Automotive, Inc.(a) *	927	222,981
Priceline Group, Inc. (The)(b) *	548	952,282
Ross Stores, Inc.†	2,830	227,108
Signet Jewelers Ltd. (Bermuda)(a)	657	37,153
Target Corp.†(a)	2,351	153,403
TJX Cos., Inc. (The)	810	61,933
Tractor Supply Co.	1,368	102,258

		3,883,927

Semiconductors & Semiconductor Equipment — 11.4%
Analog Devices, Inc.(b)	4,004	356,476
Applied Materials, Inc.†(a)	11,514	588,596
Intel Corp.†	13,069	603,265
KLA-Tencor Corp.†	1,703	178,934
Lam Research Corp.(a)	1,941	357,280
Micron Technology, Inc.(b) *	14,057	578,024
QUALCOMM, Inc.	2,191	140,268
Skyworks Solutions, Inc.	1,989	188,856
Texas Instruments, Inc.†	2,451	255,982

		3,247,681

Software & Services — 3.3%
Accenture PLC, Class A (Ireland)†	1,539	235,605
CA, Inc.†	4,490	149,427
Citrix Systems, Inc.†*	565	49,720
eBay, Inc.†*	498	18,794

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Electronic Arts, Inc.*	35	$3,677
Oracle Corp.†	7,292	344,766
Paychex, Inc.(a)	1,114	75,841
Total System Services, Inc.†	548	43,341
Visa, Inc., Class A(a)	117	13,340

		934,511

Technology Hardware & Equipment — 9.9%
Apple, Inc.†	3,546	600,089
Cisco Systems, Inc.†	17,393	666,152
F5 Networks, Inc.†*	680	89,230
FLIR Systems, Inc.†	2	93
Harris Corp.†	1,294	183,295
Hewlett Packard Enterprise Co.†	17,391	249,735
HP, Inc.†	17,881	375,680
Juniper Networks, Inc.†	4,098	116,793
Motorola Solutions, Inc.†	66	5,962
NetApp, Inc.†	1,816	100,461
Seagate Technology PLC (Ireland)(a)	2,724	113,972
TE Connectivity Ltd. (Switzerland)	2	190
Western Digital Corp.†	3,205	254,894
Xerox Corp.	2,839	82,757

		2,839,303

Telecommunication Services — 4.6%
AT&T, Inc.†	7,152	278,070
CenturyLink, Inc.(a)	5,971	99,596
Verizon Communications, Inc.†	17,974	951,364

		1,329,030

Transportation — 6.7%
Alaska Air Group, Inc.†	1,341	98,577
American Airlines Group, Inc.(a)	5,214	271,284
Delta Air Lines, Inc.†	7,745	433,720
Expeditors International of Washington, Inc.†	556	35,968
Kansas City Southern	597	62,816
Norfolk Southern Corp.†	1,731	250,822
Southwest Airlines Co.†(b)	4,325	283,071
Union Pacific Corp.†	2,921	391,706
United Continental Holdings, Inc.†*	1,297	87,418

		1,915,382

Utilities — 2.5%
Duke Energy Corp.†	4,997	420,298
FirstEnergy Corp.†	4,832	147,956
NRG Energy, Inc.†	3,439	97,943

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Pinnacle West Capital Corp.	19	$1,618
SCANA Corp.(a)	1,553	61,778

		729,593

TOTAL COMMON STOCKS (Cost $46,170,145)		52,598,827

EXCHANGE TRADED FUNDS — 0.8%
SPDR S&P 500 ETF Trust	823	219,626

TOTAL EXCHANGE TRADED FUNDS (Cost $219,676)		219,626

TOTAL LONG POSITIONS - 184.7% (Cost $46,389,821)		52,818,453

SHORT POSITIONS — (85.6)%
COMMON STOCKS — (85.6)%
Automobiles & Components — (1.0)%
Ford Motor Co.	(20,057)	(250,512)
Goodyear Tire & Rubber Co. (The)	(1,242)	(40,129)

		(290,641)

Banks — (4.8)%
Bank of America Corp.	(6,664)	(196,721)
BB&T Corp.	(3,984)	(198,084)
Citigroup, Inc.	(2,058)	(153,136)
Citizens Financial Group, Inc.	(1,573)	(66,035)
Fifth Third Bancorp.	(3,695)	(112,106)
JPMorgan Chase & Co.	(116)	(12,405)
M&T Bank Corp.	(764)	(130,636)
Regions Financial Corp.	(5,991)	(103,524)
SunTrust Banks, Inc.	(1,858)	(120,008)
US Bancorp	(345)	(18,485)
Wells Fargo & Co.	(4,156)	(252,145)
Zions Bancorporation	(34)	(1,728)

		(1,365,013)

Capital Goods — (3.8)%
AO Smith Corp.	(869)	(53,252)
Flowserve Corp.	(658)	(27,722)
Fluor Corp.	(706)	(36,465)
Fortive Corp.	(1,755)	(126,974)
General Dynamics Corp.	(1,452)	(295,409)
Illinois Tool Works, Inc.	(568)	(94,771)
Lockheed Martin Corp.	(1)	(321)
Northrop Grumman Corp.	(684)	(209,926)
Quanta Services, Inc.*	(783)	(30,623)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Raytheon Co.	(601)	$(112,898)
Rockwell Automation, Inc.	(15)	(2,945)
Stanley Black & Decker, Inc.	(2)	(339)
Textron, Inc.	(159)	(8,998)
United Rentals, Inc.*	(427)	(73,406)

		(1,074,049)

Commercial & Professional Services — (0.9)%
Equifax, Inc.	(606)	(71,460)
IHS Markit Ltd. (Bermuda)*	(2,014)	(90,932)
Verisk Analytics, Inc.*	(862)	(82,752)

		(245,144)

Consumer Durables & Apparel — (2.9)%.
Hasbro, Inc.	(628)	(57,079)
Leggett & Platt, Inc.	(669)	(31,931)
Mattel, Inc.	(1,735)	(26,684)
Mohawk Industries, Inc.*	(375)	(103,462)
Newell Brands, Inc.	(2,475)	(76,478)
NIKE, Inc., Class B	(4,809)	(300,803)
Tapestry, Inc.	(1,435)	(63,470)
Under Armour, Inc., Class C*	(2,228)	(29,677)
VF Corp.	(1,992)	(147,408)

		(836,992)

Consumer Services — (2.7)%
Chipotle Mexican Grill, Inc.*	(143)	(41,331)
Darden Restaurants, Inc.	(628)	(60,301)
MGM Resorts International	(2,855)	(95,328)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(1,153)	(61,397)
Starbucks Corp.	(7,230)	(415,219)
Wynn Resorts Ltd.	(519)	(87,498)

		(761,074)

Diversified Financials — (2.9)%
Affiliated Managers Group, Inc.	(281)	(57,675)
Ameriprise Financial, Inc.	(750)	(127,102)
Bank of New York Mellon Corp. (The)	(136)	(7,325)
Berkshire Hathaway, Inc., Class B*	(841)	(166,703)
CME Group, Inc.	(1,700)	(248,285)
Intercontinental Exchange, Inc.	(2,960)	(208,858)
Leucadia National Corp.	(96)	(2,543)

		(818,491)

Energy — (6.6)%
Anadarko Petroleum Corp.	(2,790)	(149,656)
Andeavor	(787)	(89,986)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Chesapeake Energy Corp.*	(4,591)	$(18,180)
Chevron Corp.	(381)	(47,697)
Cimarex Energy Co.	(481)	(58,687)
Concho Resources, Inc.*	(750)	(112,665)
Devon Energy Corp.	(2,651)	(109,751)
EOG Resources, Inc.	(1,724)	(186,037)
EQT Corp.	(875)	(49,805)
Halliburton Co.	(3,156)	(154,234)
Helmerich & Payne, Inc.	(548)	(35,423)
Hess Corp.	(1,604)	(76,142)
Kinder Morgan, Inc.	(11,565)	(208,980)
Marathon Oil Corp.	(4,292)	(72,664)
National Oilwell Varco, Inc.	(1,920)	(69,158)
Newfield Exploration Co.*	(1,004)	(31,656)
Occidental Petroleum Corp.	(1,756)	(129,347)
Pioneer Natural Resources Co.	(858)	(148,305)
Range Resources Corp.	(1,252)	(21,359)
Schlumberger Ltd. (Curacao)	(10)	(674)
Williams Cos., Inc. (The)	(4,172)	(127,204)

		(1,897,610)

Food & Staples Retailing — (0.7)%
Costco Wholesale Corp.	(996)	(185,376)

Food, Beverage & Tobacco — (2.8)%
Archer-Daniels-Midland Co.	(2,825)	(113,226)
Brown-Forman Corp., Class B	(1,939)	(133,151)
Campbell Soup Co.	(45)	(2,165)
Constellation Brands, Inc., Class A	(988)	(225,827)
Hershey Co. (The)	(1,064)	(120,775)
JM Smucker Co. (The)	(355)	(44,105)
McCormick & Co., Inc., non-voting shares	(661)	(67,363)
Mondelez International, Inc., Class A .	(2,253)	(96,428)

		(803,040)

Health Care Equipment & Services —(6.8)%
Align Technology, Inc.*	(404)	(89,765)
Becton Dickinson and Co.	(1,339)	(286,699)
Boston Scientific Corp.*	(5,424)	(134,461)
Cerner Corp.*	(1,743)	(117,461)
DENTSPLY SIRONA, Inc.	(1,159)	(76,297)
HCA Healthcare, Inc.*	(1,803)	(158,376)
Henry Schein, Inc.*	(793)	(55,415)
Hologic, Inc.*	(247)	(10,559)
IDEXX Laboratories, Inc.*	(441)	(68,964)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Intuitive Surgical, Inc.*	(565)	$(206,191)
Medtronic PLC (Ireland)	(4,732)	(382,109)
Patterson Cos., Inc.	(479)	(17,306)
ResMed, Inc.	(719)	(60,892)
Stryker Corp.	(1,889)	(292,493)

		(1,956,988)

Household & Personal Products — (0.5)%
Coty, Inc., Class A	(3,784)	(75,264)
Procter & Gamble Co. (The)	(836)	(76,812)

		(152,076)

Insurance — (5.7)%
Aflac, Inc.	(1,989)	(174,594)
Allstate Corp. (The)	(353)	(36,963)
American International Group, Inc.	(4,540)	(270,493)
Arthur J Gallagher & Co.	(110)	(6,961)
Assurant, Inc.	(283)	(28,538)
Chubb Ltd. (Switzerland)	(1,149)	(167,903)
Cincinnati Financial Corp.	(829)	(62,150)
Hartford Financial Services Group, Inc. (The)	(1,806)	(101,642)
Lincoln National Corp.	(1,109)	(85,249)
MetLife, Inc.	(5,051)	(255,379)
Prudential Financial, Inc.	(2,145)	(246,632)
Torchmark Corp.	(343)	(31,114)
Unum Group	(1,134)	(62,245)
Willis Towers Watson PLC (Ireland)	(668)	(100,661)

		(1,630,524)

Materials — (4.4)%
Albemarle Corp.	(557)	(71,235)
DowDuPont, Inc.	(6,505)	(463,286)
Ecolab, Inc.	(1,394)	(187,047)
FMC Corp.	(356)	(33,699)
International Paper Co.	(2,085)	(120,805)
Martin Marietta Materials, Inc.	(318)	(70,291)
Mosaic Co. (The)	(1,772)	(45,470)
Sherwin-Williams Co. (The)	(415)	(170,167)
Vulcan Materials Co.	(667)	(85,623)

		(1,247,623)

Media — (2.1)%
Charter Communications, Inc., Class A*	(967)	(324,873)
DISH Network Corp., Class A*	(1,784)	(85,186)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Walt Disney Co. (The)	(1,820)	$(195,668)

		(605,727)

Pharmaceuticals, Biotechnology & Life Sciences — (6.1)%
Agilent Technologies, Inc.	(1,626)	(108,893)
Alexion Pharmaceuticals, Inc.*	(1,126)	(134,658)
Allergan PLC (Ireland)	(35)	(5,725)
Illumina, Inc.*	(737)	(161,027)
Incyte Corp.*	(1,108)	(104,939)
IQVIA Holdings, Inc.*	(1,043)	(102,110)
Mettler-Toledo International, Inc.*	(129)	(79,918)
Mylan NV (Netherlands)*	(1,669)	(70,615)
PerkinElmer, Inc.	(557)	(40,728)
Perrigo Co. PLC (Ireland)	(712)	(62,058)
Pfizer, Inc.	(4,239)	(153,537)
Thermo Fisher Scientific, Inc.	(2,024)	(384,317)
Vertex Pharmaceuticals, Inc.*	(1,302)	(195,118)
Waters Corp.*	(60)	(11,591)
Zoetis, Inc.	(1,774)	(127,799)

		(1,743,033)

Real Estate — (5.9)%
American Tower Corp., REIT	(1,524)	(217,429)
Apartment Investment & Management Co., Class A, REIT	(793)	(34,662)
Boston Properties, Inc., REIT	(4)	(520)
CBRE Group, Inc., Class A*	(1,714)	(74,233)
Crown Castle International Corp., REIT	(2,051)	(227,682)
Duke Realty Corp., REIT	(238)	(6,476)
Equinix, Inc., REIT	(395)	(179,022)
Equity Residential, REIT	(1,597)	(101,841)
Extra Space Storage, Inc., REIT	(637)	(55,706)
GGP, Inc., REIT	(1,957)	(45,774)
HCP, Inc., REIT	(2,369)	(61,784)
Host Hotels & Resorts, Inc., REIT	(3,732)	(74,080)
Iron Mountain, Inc., REIT	(1,347)	(50,822)
Macerich Co. (The), REIT	(712)	(46,764)
Prologis, Inc., REIT	(2,687)	(173,338)
Public Storage, REIT	(1)	(209)
SBA Communications Corp., REIT*	(598)	(97,689)
SL Green Realty Corp., REIT	(497)	(50,162)
UDR, Inc., REIT	(1,352)	(52,079)
Vornado Realty Trust, REIT	(584)	(45,657)
Welltower, Inc., REIT	(1,339)	(85,388)

		(1,681,317)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (2.9)%
CarMax, Inc.*	(919)	$(58,935)
L Brands, Inc.	(1,424)	(85,753)
LKQ Corp.*	(1,560)	(63,445)
Macy’s, Inc.	(1,538)	(38,742)
Netflix, Inc.*	(2,185)	(419,433)
Tiffany & Co.	(629)	(65,385)
TripAdvisor, Inc.*	(710)	(24,467)
Ulta Beauty, Inc.*	(308)	(68,887)

		(825,047)

Semiconductors & Semiconductor Equipment — (2.5)%
Advanced Micro Devices, Inc.*	(5,381)	(55,317)
Broadcom Ltd. (Singapore)	(250)	(64,225)
Microchip Technology, Inc.	(1,321)	(116,089)
NVIDIA Corp.	(1,837)	(355,460)
Qorvo, Inc.*	(642)	(42,757)
Xilinx, Inc.	(1,256)	(84,680)

		(718,528)

Software & Services — (11.9)%
Activision Blizzard, Inc.	(3,817)	(241,692)
Adobe Systems, Inc.*	(1,024)	(179,446)
Akamai Technologies, Inc.*	(858)	(55,804)
Alliance Data Systems Corp.	(279)	(70,721)
ANSYS, Inc.*	(429)	(63,316)
Autodesk, Inc.*	(1,108)	(116,152)
Automatic Data Processing, Inc.	(2,242)	(262,740)
Cadence Design Systems, Inc.*	(1,425)	(59,594)
CSRA, Inc.	(827)	(24,744)
DXC Technology Co.	(1,440)	(136,656)
Facebook, Inc., Class A*	(1,144)	(201,870)
Fidelity National Information Services, Inc.	(1,682)	(158,259)
Fiserv, Inc.*	(1,055)	(138,342)
Gartner, Inc.*	(457)	(56,280)
Global Payments, Inc.	(327)	(32,778)
International Business Machines Corp.	(1,659)	(254,524)
Intuit, Inc.	(1,291)	(203,694)
Microsoft Corp.	(1,063)	(90,929)
PayPal Holdings, Inc.*	(5,316)	(391,364)
Red Hat, Inc.*	(894)	(107,369)
salesforce.com, Inc.*	(3,647)	(372,833)
Synopsys, Inc.*	(759)	(64,697)
VeriSign, Inc.*	(683)	(78,163)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Western Union Co. (The)	(2,325)	$(44,198)

		(3,406,165)

Technology Hardware & Equipment — (1.0)%
Amphenol Corp., Class A	(1,618)	(142,060)
Corning, Inc.	(4,388)	(140,372)

		(282,432)

Transportation — (2.6)%
CH Robinson Worldwide, Inc.	(707)	(62,987)
CSX Corp.	(1,353)	(74,429)
FedEx Corp.	(1,352)	(337,378)
JB Hunt Transport Services, Inc.	(555)	(63,814)
United Parcel Service, Inc., Class B	(1,828)	(217,806)

		(756,414)

Utilities — (4.1)%
Alliant Energy Corp.	(1,167)	(49,726)
American Electric Power Co., Inc.	(2,483)	(182,674)
American Water Works Co., Inc.	(327)	(29,917)
CMS Energy Corp.	(1,422)	(67,261)
Consolidated Edison, Inc.	(524)	(44,514)
Dominion Energy, Inc.	(1,635)	(132,533)
Edison International	(1,645)	(104,030)
Entergy Corp.	(907)	(73,821)
Eversource Energy	(842)	(53,198)
NextEra Energy, Inc.	(255)	(39,828)
NiSource, Inc.	(827)	(21,229)
PPL Corp.	(3,474)	(107,520)
Public Service Enterprise Group, Inc.	(2,550)	(131,325)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Sempra Energy	(396)	$(42,340)
WEC Energy Group, Inc.	(1,593)	(105,823)
Xcel Energy, Inc.	(2)	(96)

		(1,185,835)

TOTAL COMMON STOCK (Proceeds $23,955,356)		(24,469,139)

TOTAL SECURITIES SOLD SHORT - (85.6)% (Proceeds $23,955,356)		(24,469,139)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		253,987

NET ASSETS - 100.0%		$28,603,301

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2017, the market value of securities on loan was $4,723,386.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 138.8%
COMMON STOCKS — 138.8%
Automobiles & Components — 1.9%
General Motors Co.†	1,079	$44,228
Harley-Davidson, Inc.(a)	127	6,462

		50,690

Capital Goods — 12.0%
Acuity Brands, Inc.	32	5,632
Allegion PLC (Ireland)†	57	4,535
AMETEK, Inc.†	56	4,058
Boeing Co. (The)†	261	76,972
Caterpillar, Inc.†	338	53,262
Cummins, Inc.†	124	21,903
Eaton Corp. PLC (Ireland)	202	15,960
Fortune Brands Home & Security, Inc.	114	7,802
Honeywell International, Inc.†	112	17,176
Ingersoll-Rand PLC (Ireland)†	188	16,768
Jacobs Engineering Group, Inc.†	91	6,002
Johnson Controls International PLC (Ireland)	628	23,933
L3 Technologies, Inc.	58	11,475
Masco Corp.	235	10,326
Pentair PLC (Ireland)	137	9,675
Rockwell Collins, Inc.†	122	16,546
United Technologies Corp.	21	2,679
WW Grainger, Inc.(a)	43	10,159

		314,863

Commercial & Professional Services — 0.9%
Cintas Corp.	7	1,091
Nielsen Holdings PLC (United Kingdom)	268	9,755
Robert Half International, Inc.†	95	5,276
Stericycle, Inc.*	26	1,768
Waste Management, Inc.†	76	6,559

		24,449

Consumer Durables & Apparel — 1.4%
Garmin Ltd. (Switzerland)†	141	8,399
Hanesbrands, Inc.(a)	274	5,729
Michael Kors Holdings Ltd. (British Virgin Islands)*	122	7,680
Ralph Lauren Corp.†(a)	62	6,429
Whirlpool Corp.	54	9,107

		37,344

Consumer Services — 4.9%
Carnival Corp. (Panama)	539	35,773

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Hilton Worldwide Holdings, Inc.†	232	$18,528
Marriott International, Inc., Class A†	137	18,595
McDonald’s Corp.†	115	19,794
Royal Caribbean Cruises Ltd. (Liberia)	161	19,204
Wyndham Worldwide Corp.†	79	9,154
Yum! Brands, Inc.†	100	8,161

		129,209

Diversified Financials — 4.3%
BlackRock, Inc.†	59	30,309
Franklin Resources, Inc.†	418	18,112
Invesco Ltd. (Bermuda)	307	11,218
Moody’s Corp.†	120	17,713
Nasdaq, Inc.†	125	9,604
S&P Global, Inc.	38	6,437
T Rowe Price Group, Inc.†	183	19,202

		112,595

Energy — 6.3%
Apache Corp.	286	12,075
ConocoPhillips†	901	49,456
Marathon Petroleum Corp.†	367	24,215
Phillips 66†	381	38,538
TechnipFMC PLC (United Kingdom)	352	11,021
Valero Energy Corp.†	330	30,330

		165,635

Food & Staples Retailing — 6.6%
CVS Health Corp.†	775	56,188
Kroger Co. (The)	664	18,227
Sysco Corp.†	350	21,256
Walgreens Boots Alliance, Inc.†	770	55,917
Wal-Mart Stores, Inc.†	213	21,034

		172,622

Food, Beverage & Tobacco — 12.1%
Altria Group, Inc.†	940	67,125
Campbell Soup Co.(a)	83	3,993
Coca-Cola Co. (The)†	1,580	72,490
Conagra Brands, Inc.†	317	11,941
Dr Pepper Snapple Group, Inc.†	136	13,200
General Mills, Inc.†	356	21,107
Hormel Foods Corp.	397	14,447
Kellogg Co.†(a)	242	16,451
Kraft Heinz Co. (The)	39	3,033
Molson Coors Brewing Co., Class B	162	13,295

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.†	223	$26,742
Philip Morris International, Inc.†	297	31,378
Tyson Foods, Inc., Class A	276	22,375

		317,577

Health Care Equipment & Services — 14.0%
Abbott Laboratories	634	36,182
Aetna, Inc.†	254	45,819
AmerisourceBergen Corp.	166	15,242
Anthem, Inc.†	194	43,652
Baxter International, Inc.†	2	129
Cardinal Health, Inc.	177	10,845
Centene Corp.†*	129	13,014
Cigna Corp.†	187	37,978
DaVita, Inc.*	62	4,480
Envision Healthcare Corp.*	91	3,145
Express Scripts Holding Co.†*	448	33,439
Humana, Inc.†	109	27,040
Laboratory Corp. of America Holdings*	78	12,442
McKesson Corp.†	92	14,347
Quest Diagnostics, Inc.†	102	10,046
UnitedHealth Group, Inc.†	150	33,069
Universal Health Services, Inc., Class B	71	8,048
Varian Medical Systems, Inc.*	67	7,447
Zimmer Biomet Holdings, Inc.	86	10,378

		366,742

Household & Personal Products — 1.9%
Clorox Co. (The)	97	14,428
Colgate-Palmolive Co.	47	3,546
Estee Lauder Cos., Inc. (The), Class A†	5	636
Kimberly-Clark Corp.†	262	31,613

		50,223

Insurance — 2.3%
Aon PLC (United Kingdom)†	188	25,192
Marsh & McLennan Cos., Inc.†	385	31,335
Progressive Corp. (The)	76	4,280

		60,807

Materials — 5.8%
Air Products & Chemicals, Inc.†	160	26,253
Ball Corp.	264	9,992
Eastman Chemical Co.	108	10,005

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Freeport-McMoRan, Inc.†*	1,091	$20,685
LyondellBasell Industries NV, Class A (Netherlands)†	297	32,765
Newmont Mining Corp.†	402	15,083
Packaging Corp. of America	71	8,559
PPG Industries, Inc.†	194	22,663
Sealed Air Corp.	136	6,705

		152,710

Media — 6.6%
Comcast Corp., Class A†	484	19,384
Discovery Communications, Inc., Class A†(a) *	430	9,623
Interpublic Group of Cos., Inc. (The)	293	5,907
News Corp., Class A†	438	7,100
Omnicom Group, Inc.†	174	12,672
Scripps Networks Interactive, Inc., Class A†	98	8,367
Time Warner, Inc.†	587	53,693
Twenty-First Century Fox, Inc., Class A†	1,395	48,169
Viacom, Inc., Class B	303	9,335

		174,250

Pharmaceuticals, Biotechnology & Life Sciences — 16.6%
AbbVie, Inc.†	575	55,608
Amgen, Inc.†	347	60,343
Biogen, Inc.†*	160	50,971
Bristol-Myers Squibb Co.	98	6,005
Celgene Corp.†*	481	50,197
Eli Lilly & Co.†	350	29,561
Gilead Sciences, Inc.†	985	70,565
Johnson & Johnson†	330	46,108
Merck & Co., Inc.	1,196	67,299

		436,657

Real Estate — 2.0%
Alexandria Real Estate Equities, Inc., REIT	23	3,004
AvalonBay Communities, Inc., REIT	25	4,460
Essex Property Trust, Inc., REIT	6	1,448
Extra Space Storage, Inc., REIT	72	6,296
Mid-America Apartment Communities, Inc., REIT	81	8,145
Realty Income Corp., REIT	16	912
Regency Centers Corp., REIT	127	8,786

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Weyerhaeuser Co., REIT†	567	$19,992

		53,043

Retailing — 11.2%
Advance Auto Parts, Inc.	56	5,583
Amazon.com, Inc.*	1	1,171
AutoZone, Inc.†*	21	14,939
Best Buy Co., Inc.†	64	4,382
Dollar Tree, Inc.*	19	2,039
Foot Locker, Inc.	95	4,454
Gap, Inc. (The)	74	2,520
Genuine Parts Co.	111	10,546
Home Depot, Inc. (The)†	285	54,016
Kohl’s Corp.(a)	127	6,887
Lowe’s Cos., Inc.†	626	58,180
Nordstrom, Inc.(a)	5	237
O’Reilly Automotive, Inc.*	64	15,395
Priceline Group, Inc. (The)†*	37	64,296
Ross Stores, Inc.†	284	22,791
Signet Jewelers Ltd. (Bermuda)(a)	50	2,828
Target Corp.†	253	16,508
Tractor Supply Co.	95	7,101

		293,873

Semiconductors & Semiconductor Equipment — 7.5%
Analog Devices, Inc.	277	24,661
Applied Materials, Inc.†	775	39,618
Intel Corp.†	532	24,557
KLA-Tencor Corp.†	118	12,398
Lam Research Corp.†	135	24,849
Micron Technology, Inc.†*	975	40,095
QUALCOMM, Inc.	155	9,923
Skyworks Solutions, Inc.†	137	13,008
Texas Instruments, Inc.†	78	8,146

		197,255

Software & Services — 2.3%
Accenture PLC, Class A (Ireland)†	101	15,462
CA, Inc.†	311	10,350
Citrix Systems, Inc.*	60	5,280
eBay, Inc.†*	57	2,151
Oracle Corp.†	492	23,262
Paychex, Inc.†	56	3,812
Total System Services, Inc.	2	158

		60,475

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment —8.7%
Apple, Inc.†	384	$64,984
Cisco Systems, Inc.†	1,308	50,096
F5 Networks, Inc.†*	48	6,299
Harris Corp.	90	12,750
Hewlett Packard Enterprise Co.†	1,200	17,232
HP, Inc.†	1,240	26,052
Juniper Networks, Inc.†	284	8,094
Motorola Solutions, Inc.	3	271
NetApp, Inc.	198	10,953
Seagate Technology PLC (Ireland)†(a)	203	8,494
Western Digital Corp.†	223	17,735
Xerox Corp.	197	5,743

		228,703

Telecommunication Services — 4.0%
AT&T, Inc.†	684	26,594
CenturyLink, Inc.	414	6,906
Verizon Communications, Inc.†	1,339	70,873

		104,373

Transportation — 3.8%
Alaska Air Group, Inc.†	93	6,836
American Airlines Group, Inc.	361	18,783
Delta Air Lines, Inc.†	537	30,072
Kansas City Southern	9	947
Norfolk Southern Corp.	52	7,538
Southwest Airlines Co.†	116	7,592
Union Pacific Corp.†	184	24,674
United Continental Holdings, Inc.†*	53	3,572

		100,014

Utilities — 1.7%
Duke Energy Corp.	260	21,869
FirstEnergy Corp.	334	10,227
NRG Energy, Inc.†	238	6,778
SCANA Corp.	107	4,256

		43,130

TOTAL COMMON STOCKS (Cost $3,173,322)		3,647,239

TOTAL LONG POSITIONS - 138.8% (Cost $3,173,322)		3,647,239

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (40.0)%
COMMON STOCKS — (40.0)%
Automobiles & Components — (0.7)%
Aptiv PLC (Jersey)	(58)	$(4,920)
Ford Motor Co.	(861)	(10,754)
Goodyear Tire & Rubber Co. (The)	(54)	(1,745)

		(17,419)

Banks — (2.4)%
Bank of America Corp.	(326)	(9,624)
BB&T Corp.	(172)	(8,552)
Citigroup, Inc.	(97)	(7,218)
Citizens Financial Group, Inc.	(91)	(3,820)
Fifth Third BanCorp.	(153)	(4,642)
JPMorgan Chase & Co.	(4)	(428)
M&T Bank Corp.	(33)	(5,643)
Regions Financial Corp.	(255)	(4,406)
SunTrust Banks, Inc.	(94)	(6,071)
US BanCorp.	(10)	(536)
Wells Fargo & Co.	(194)	(11,770)
Zions Bancorporation	(2)	(102)

		(62,812)

Capital Goods — (1.9)%
AO Smith Corp.	(38)	(2,329)
Arconic, Inc.	(105)	(2,861)
Flowserve Corp.	(29)	(1,222)
Fluor Corp.	(31)	(1,601)
Fortive Corp.	(76)	(5,499)
General Dynamics Corp.	(65)	(13,224)
Illinois Tool Works, Inc.	(32)	(5,339)
Northrop Grumman Corp.	(28)	(8,593)
Quanta Services, Inc.*	(34)	(1,330)
Raytheon Co.	(23)	(4,321)
Rockwell Automation, Inc.	(3)	(589)
Textron, Inc.	(3)	(170)
United Rentals, Inc.*	(18)	(3,094)

		(50,172)

Commercial & Professional Services — (0.4)%
Equifax, Inc.	(26)	(3,066)
IHS Markit Ltd. (Bermuda)*	(87)	(3,928)
Verisk Analytics, Inc.*	(37)	(3,552)

		(10,546)

Consumer Durables & Apparel — (1.4)%
Hasbro, Inc.	(26)	(2,363)
Leggett & Platt, Inc.	(29)	(1,384)
Mattel, Inc.	(74)	(1,138)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Mohawk Industries, Inc.*	(17)	$(4,690)
Newell Brands, Inc.	(107)	(3,306)
NIKE, Inc., Class B	(178)	(11,134)
PVH Corp.	(17)	(2,333)
Tapestry, Inc.	(62)	(2,742)
Under Armour, Inc., Class C*	(95)	(1,265)
VF Corp.	(86)	(6,364)

		(36,719)

Consumer Services — (1.3)%
Chipotle Mexican Grill, Inc.*	(7)	(2,023)
Darden Restaurants, Inc.	(26)	(2,497)
MGM Resorts International	(123)	(4,107)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(50)	(2,662)
Starbucks Corp.	(311)	(17,861)
Wynn Resorts Ltd.	(23)	(3,878)

		(33,028)

Diversified Financials — (1.4)%
Affiliated Managers Group, Inc.	(13)	(2,668)
Ameriprise Financial, Inc.	(33)	(5,593)
Bank of New York Mellon Corp. (The)	(4)	(215)
Berkshire Hathaway, Inc., Class B*	(38)	(7,532)
CME Group, Inc.	(74)	(10,808)
Intercontinental Exchange, Inc.	(127)	(8,961)

		(35,777)

Energy — (2.9)%
Anadarko Petroleum Corp.	(120)	(6,437)
Andeavor	(33)	(3,773)
Chesapeake Energy Corp.*	(197)	(780)
Chevron Corp.	(4)	(501)
Cimarex Energy Co.	(21)	(2,562)
Concho Resources, Inc.*	(32)	(4,807)
Devon Energy Corp.	(114)	(4,720)
EOG Resources, Inc.	(62)	(6,690)
EQT Corp.	(37)	(2,106)
Halliburton Co.	(114)	(5,571)
Helmerich & Payne, Inc.	(24)	(1,551)
Hess Corp.	(69)	(3,275)
Kinder Morgan, Inc.	(497)	(8,981)
Marathon Oil Corp.	(184)	(3,115)
National Oilwell Varco, Inc.	(83)	(2,990)
Newfield Exploration Co.*	(43)	(1,356)
Occidental Petroleum Corp.	(62)	(4,567)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Pioneer Natural Resources Co.	(36)	$(6,223)
Range Resources Corp.	(54)	(921)
Williams Cos., Inc. (The)	(179)	(5,458)

		(76,384)

Food & Staples Retailing — (0.2)%
Costco Wholesale Corp.	(32)	(5,956)

Food, Beverage & Tobacco — (1.3)%
Archer-Daniels-Midland Co.	(122)	(4,890)
Brown-Forman Corp., Class B	(84)	(5,768)
Constellation Brands, Inc., Class A	(43)	(9,829)
Hershey Co. (The)	(46)	(5,221)
JM Smucker Co. (The)	(21)	(2,609)
McCormick & Co., Inc., non-voting shares	(29)	(2,955)
Mondelez International, Inc., Class A	(98)	(4,194)

		(35,466)

Health Care Equipment & Services — (3.2)%
Align Technology, Inc.*	(18)	(3,999)
Becton Dickinson and Co.	(58)	(12,442)
Boston Scientific Corp.*	(186)	(4,611)
Cerner Corp.*	(75)	(5,054)
DENTSPLY SIRONA, Inc.	(50)	(3,292)
HCA Healthcare, Inc.*	(78)	(6,852)
Henry Schein, Inc.*	(35)	(2,446)
Hologic, Inc.*	(2)	(86)
IDEXX Laboratories, Inc.*	(19)	(2,971)
Intuitive Surgical, Inc.*	(23)	(8,394)
Medtronic PLC (Ireland)	(219)	(17,684)
Patterson Cos., Inc.	(21)	(759)
ResMed, Inc.	(31)	(2,625)
Stryker Corp.	(82)	(12,697)

		(83,912)

Household & Personal Products — (0.3)%
Church & Dwight Co., Inc.	(25)	(1,254)
Coty, Inc., Class A	(163)	(3,242)
Procter & Gamble Co. (The)	(30)	(2,756)

		(7,252)

Insurance — (2.7)%
Aflac, Inc.	(86)	(7,549)
Allstate Corp. (The)	(6)	(628)
American International Group, Inc.	(195)	(11,618)
Assurant, Inc.	(13)	(1,311)
Chubb Ltd. (Switzerland)	(51)	(7,453)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Cincinnati Financial Corp.	(36)	$(2,699)
Hartford Financial Services Group, Inc. (The)	(78)	(4,390)
Lincoln National Corp.	(48)	(3,690)
MetLife, Inc.	(229)	(11,578)
Prudential Financial, Inc.	(93)	(10,693)
Torchmark Corp.	(12)	(1,089)
Unum Group.	(49)	(2,690)
Willis Towers Watson PLC (Ireland)	(29)	(4,370)

		(69,758)

Materials — (2.0)%
Albemarle Corp.	(24)	(3,069)
DowDuPont, Inc.	(263)	(18,731)
Ecolab, Inc.	(61)	(8,185)
FMC Corp.	(30)	(2,840)
International Paper Co.	(90)	(5,215)
Martin Marietta Materials, Inc.	(14)	(3,095)
Mosaic Co. (The)	(76)	(1,950)
Sherwin-Williams Co. (The)	(15)	(6,151)
Vulcan Materials Co.	(29)	(3,723)

		(52,959)

Media — (1.0)%
Charter Communications, Inc., Class A*	(42)	(14,110)
DISH Network Corp., Class A*	(84)	(4,011)
Walt Disney Co. (The)	(82)	(8,816)

		(26,937)

Pharmaceuticals, Biotechnology & Life Sciences — (2.8)%
Agilent Technologies, Inc.	(70)	(4,688)
Alexion Pharmaceuticals, Inc.*	(49)	(5,860)
Illumina, Inc.*	(32)	(6,992)
Incyte Corp.*	(48)	(4,546)
IQVIA Holdings, Inc.*	(20)	(1,958)
Mettler-Toledo International, Inc.*	(6)	(3,717)
Mylan NV (Netherlands)*	(101)	(4,273)
PerkinElmer, Inc.	(24)	(1,755)
Perrigo Co. PLC (Ireland)	(31)	(2,702)
Pfizer, Inc.	(181)	(6,556)
Thermo Fisher Scientific, Inc.	(87)	(16,520)
Vertex Pharmaceuticals, Inc.*	(56)	(8,392)
Waters Corp.*	(1)	(193)
Zoetis, Inc.	(61)	(4,394)

		(72,546)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (2.5)%
American Tower Corp., REIT	(48)	$(6,848)
Apartment Investment & Management Co., Class A, REIT	(35)	(1,530)
CBRE Group, Inc., Class A*	(73)	(3,162)
Crown Castle International Corp., REIT	(89)	(9,880)
Equinix, Inc., REIT	(16)	(7,252)
Equity Residential, REIT	(59)	(3,762)
GGP, Inc., REIT	(48)	(1,123)
HCP, Inc., REIT	(102)	(2,660)
Host Hotels & Resorts, Inc., REIT	(161)	(3,196)
Iron Mountain, Inc., REIT	(58)	(2,188)
Macerich Co. (The), REIT	(31)	(2,036)
Prologis, Inc., REIT	(116)	(7,483)
SBA Communications Corp., REIT*	(26)	(4,247)
SL Green Realty Corp., REIT	(22)	(2,220)
UDR, Inc., REIT	(58)	(2,234)
Vornado Realty Trust, REIT	(26)	(2,033)
Welltower, Inc., REIT	(45)	(2,870)

		(64,724)

Retailing — (1.4)%
CarMax, Inc.*	(40)	(2,565)
L Brands, Inc.	(62)	(3,734)
LKQ Corp.*	(67)	(2,725)
Macy’s, Inc.	(66)	(1,663)
Netflix, Inc.*	(93)	(17,852)
Tiffany & Co.	(27)	(2,807)
TJX Cos., Inc. (The)	(8)	(612)
TripAdvisor, Inc.*	(31)	(1,068)
Ulta Beauty, Inc.*	(14)	(3,131)

		(36,157)

Semiconductors & Semiconductor Equipment — (1.1)%
Advanced Micro Devices, Inc.*	(231)	(2,375)
Broadcom Ltd. (Singapore)	(7)	(1,798)
Microchip Technology, Inc.	(57)	(5,009)
NVIDIA Corp.	(75)	(14,512)
Qorvo, Inc.*	(28)	(1,865)
Xilinx, Inc.	(54)	(3,641)

		(29,200)

Software & Services — (5.3)%
Activision Blizzard, Inc.	(164)	(10,384)
Adobe Systems, Inc.*	(33)	(5,783)
Akamai Technologies, Inc.*	(37)	(2,406)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Alliance Data Systems Corp.	(13)	$(3,295)
ANSYS, Inc.*	(19)	(2,804)
Autodesk, Inc.*	(48)	(5,032)
Automatic Data Processing, Inc.	(97)	(11,367)
Cadence Design Systems, Inc.*	(62)	(2,593)
CSRA, Inc.	(36)	(1,077)
DXC Technology Co.	(61)	(5,789)
Facebook, Inc., Class A*	(37)	(6,529)
Fidelity National Information Services, Inc.	(73)	(6,869)
Fiserv, Inc.*	(46)	(6,032)
Gartner, Inc.*	(20)	(2,463)
International Business Machines Corp.	(72)	(11,046)
Intuit, Inc.	(56)	(8,836)
Microsoft Corp.	(29)	(2,481)
PayPal Holdings, Inc.*	(213)	(15,681)
Red Hat, Inc.*	(39)	(4,684)
salesforce.com, Inc.*	(157)	(16,050)
Synopsys, Inc.*	(33)	(2,813)
VeriSign, Inc.*	(30)	(3,433)
Western Union Co. (The)	(100)	(1,901)

		(139,348)

Technology Hardware & Equipment — (0.8)%
Amphenol Corp., Class A	(70)	(6,146)
Corning, Inc.	(191)	(6,110)
TE Connectivity Ltd. (Switzerland)	(103)	(9,789)

		(22,045)

Transportation — (1.2)%
CH Robinson Worldwide, Inc.	(31)	(2,762)
CSX Corp.	(67)	(3,686)
FedEx Corp.	(59)	(14,723)
JB Hunt Transport Services, Inc.	(24)	(2,760)
United Parcel Service, Inc., Class B	(75)	(8,936)

		(32,867)

Utilities — (1.8)%
Alliant Energy Corp.	(51)	(2,173)
American Electric Power Co., Inc.	(107)	(7,872)
American Water Works Co., Inc.	(13)	(1,189)
CMS Energy Corp.	(61)	(2,885)
Consolidated Edison, Inc.	(21)	(1,784)
Dominion Energy, Inc.	(66)	(5,350)
Edison International	(71)	(4,490)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Entergy Corp.	(38)	$(3,093)
Eversource Energy	(31)	(1,959)
NextEra Energy, Inc.	(9)	(1,404)
NiSource, Inc.	(13)	(334)
PPL Corp.	(150)	(4,642)
Public Service Enterprise Group, Inc.	(110)	(5,665)
Sempra Energy	(8)	(855)
WEC Energy Group, Inc.	(69)	(4,584)

		(48,279)

TOTAL COMMON STOCKS (Proceeds $1,030,284)		(1,050,263)

TOTAL SECURITES SOLD SHORT - (40.0)% (Proceeds $1,030,284)		(1,050,263)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		31,289

NET ASSETS - 100.0%		$2,628,265

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2017, the market value of securities on loan was $56,795.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 120.8%
COMMON STOCKS — 120.8%
Automobiles & Components — 2.5%
BorgWarner, Inc.(a)	2,143	$109,486
Dana, Inc.†(b)	44,395	1,421,084
Delphi Technologies PLC (Jersey)†*	3,730	195,713
General Motors Co.†	73,727	3,022,070
Gentex Corp.†	61,816	1,295,045
Harley-Davidson, Inc.†(a)	7,967	405,361
Lear Corp.†(a)(b)	11,639	2,056,146
Magna International, Inc. (Canada)	109	6,177
Standard Motor Products, Inc.†(a)(b)	4,316	193,832
Visteon Corp.†(a)(b)*	14,970	1,873,346
Winnebago Industries, Inc.†(a)	16,868	937,861

		11,516,121

Capital Goods — 14.5%
3M Co.†	1,232	289,976
Acuity Brands, Inc.(a)	8,856	1,558,656
Allegion PLC (Ireland)†(a)	3,455	274,880
Allison Transmission Holdings, Inc.†(b)	81,848	3,525,193
AMETEK, Inc.†	27,462	1,990,171
Applied Industrial Technologies, Inc.†	2,474	168,479
Arconic, Inc.†	29,531	804,720
Argan, Inc.†	22,119	995,355
Barnes Group, Inc.(a)(b)	1,330	84,149
Beacon Roofing Supply, Inc.*	2,881	183,693
Blue Bird Corp.*	24	478
Boeing Co. (The)†	6,268	1,848,496
BWX Technologies, Inc.†	32,795	1,983,770
Carlisle Cos., Inc.(a)	832	94,557
Caterpillar, Inc.†	12,157	1,915,700
Continental Building Products, Inc.†*	4,008	112,825
Crane Co.†	14,654	1,307,430
CSW Industrials, Inc.*	220	10,109
Cummins, Inc.†	16,252	2,870,753
Curtiss-Wright Corp.†(b)	4,996	608,763
Deere & Co.†	3,024	473,286
Eaton Corp. PLC (Ireland)†(b)	48,586	3,838,780
EMCOR Group, Inc.†	16,543	1,352,390
Emerson Electric Co.†	2	139
Engility Holdings, Inc.(a)*	1,932	54,811
Flowserve Corp.†(a)	4,507	189,880
Fortive Corp.†	488	35,307
Fortune Brands Home & Security, Inc.†	12,079	826,687

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Generac Holdings, Inc.†(a)(b)*	27,851	$1,379,182
General Dynamics Corp.†(b)	2,772	563,963
General Electric Co.†	16,897	294,853
Gibraltar Industries, Inc.†(a)*	33,468	1,104,444
GMS, Inc.†*	14,252	536,445
Graco, Inc.†(b)	7,107	321,379
Harsco Corp.†(a)*	28,816	537,418
HD Supply Holdings, Inc.†(a)*	48,856	1,955,706
Hillenbrand, Inc.†(a)(b)	34,031	1,521,186
Honeywell International, Inc.†	8,223	1,261,079
Huntington Ingalls Industries, Inc.†(b)	8,766	2,066,146
IDEX Corp.†	2,188	288,750
Illinois Tool Works, Inc.†	3,578	596,989
Ingersoll-Rand PLC (Ireland)†	31,859	2,841,504
Jacobs Engineering Group, Inc.†	11,788	777,536
Johnson Controls International PLC (Ireland)†(b)	26,371	1,004,999
L3 Technologies, Inc.†(b)	10,640	2,105,124
Lindsay Corp.(a)	857	75,587
Lockheed Martin Corp.†	381	122,320
Masco Corp.†	55,154	2,423,467
Mueller Industries, Inc.†(b)	7,699	272,776
Mueller Water Products, Inc., Class A†	34,321	430,042
Navistar International Corp.(a)*	8,606	369,025
NCI Building Systems, Inc.(a)*	1,604	30,957
Nexeo Solutions, Inc.*	126	1,147
NN, Inc.(a)	226	6,238
PACCAR, Inc.†(a)(b)	4,276	303,938
Pentair PLC (Ireland)†(b)	31,508	2,225,095
Primoris Services Corp.†(a)(b)	18,975	515,930
Raytheon Co.†	559	105,008
Rexnord Corp.†*	11,485	298,840
Rockwell Automation, Inc.†(a)	2,985	586,105
Rockwell Collins, Inc.†	29,570	4,010,283
Snap-on, Inc.†	2,971	517,845
Spirit AeroSystems Holdings, Inc., Class A†	8,539	745,028
SPX FLOW, Inc.†(a)(b)*	13,129	624,284
Textainer Group Holdings Ltd. (Bermuda)†(a)*	10,460	224,890
Textron, Inc.†(a)	8,067	456,512
Toro Co. (The)	757	49,379
TransDigm Group, Inc.†(a)	3,810	1,046,302

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Trex Co., Inc.†(a)(b)*	10,098	$1,094,522
TriMas Corp.†(a)*	7,043	188,400
United Technologies Corp.†	4,385	559,394
Universal Forest Products, Inc.†(a)	7,202	270,939
Watsco, Inc.†(a)(b)	7,200	1,224,288
Welbilt, Inc.(a)*	3,359	78,970
Woodward, Inc.†(a)(b)	5,812	444,850
WW Grainger, Inc.†(a)	7,862	1,857,398
Xylem, Inc.†(a)	3,113	212,307

		67,928,202

Commercial & Professional Services — 2.1%
CBIZ, Inc.*	747	11,541
Cintas Corp.†	1,007	156,921
Deluxe Corp.†(a)	12,703	976,099
ICF International, Inc.†*	1,679	88,148
Kelly Services, Inc., Class A†	2,378	64,848
Korn/Ferry International	100	4,138
LSC Communications, Inc.†	8,462	128,199
ManpowerGroup, Inc.†	7,612	959,949
Matthews International Corp., Class A(a)	969	51,163
Navigant Consulting, Inc.(b)*	5,388	104,581
Nielsen Holdings PLC (United Kingdom)†(a)	22,318	812,375
Quad/Graphics, Inc.†(a)	16,045	362,617
Republic Services, Inc.†	7,246	489,902
Robert Half International, Inc.†(a)	24,712	1,372,504
RPX Corp.†	9,680	130,099
SP Plus Corp.†*	13,578	503,744
Stericycle, Inc.†(a)*	13,311	905,015
Tetra Tech, Inc.†(a)	20,253	975,182
TransUnion*	243	13,355
TriNet Group, Inc.(b)*	19,646	871,104
Viad Corp.(a)	1,070	59,278
Waste Management, Inc.†	6,803	587,099

		9,627,861

Consumer Durables & Apparel — 3.7%
Acushnet Holdings Corp.	2,055	43,319
Callaway Golf Co.†(a)	17,576	244,834
Cavco Industries, Inc.†*	5,339	814,731
Crocs, Inc.(a)(b) *	59,372	750,462
DR Horton, Inc.†	8,493	433,738
Ethan Allen Interiors, Inc.†(a)(b)	18,360	525,096
Garmin Ltd. (Switzerland)†(b)	29,449	1,754,277

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Gildan Activewear, Inc. (Canada)†	24,383	$787,571
Hanesbrands, Inc.†(a)	64,587	1,350,514
Johnson Outdoors, Inc., Class A†(b)	990	61,469
La-Z-Boy, Inc.†	4,566	142,459
Michael Kors Holdings Ltd. (British Virgin Islands)†*	20,995	1,321,635
Oxford Industries, Inc.†(a)	4,195	315,422
PulteGroup, Inc.†	22,678	754,044
Ralph Lauren Corp.†	24,144	2,503,491
TopBuild Corp.†(a) *	9,855	746,418
Tupperware Brands Corp.†(b)	13,878	870,151
Vista Outdoor, Inc.(a) *	1,316	19,174
Whirlpool Corp.†(b)	15,115	2,548,994
Wolverine World Wide, Inc.†(a)	23,969	764,132
ZAGG, Inc.†(a)(b)*	28,024	517,043

		17,268,974

Consumer Services — 6.0%
Adtalem Global Education, Inc.†*	23,252	977,747
Aramark†(a)(b)	48,780	2,084,857
BJ’s Restaurants, Inc.†(a)(b)	8,440	307,216
Boyd Gaming Corp.†(a)(b)	89,026	3,120,361
Brinker International, Inc.†	32,899	1,277,797
Capella Education Co.†	3,594	278,176
Carnival Corp. (Panama)†(b)	18,043	1,197,514
Choice Hotels International, Inc.†	3,573	277,265
Churchill Downs, Inc.†	2,741	637,831
Cracker Barrel Old Country Store, Inc.(a)	1,679	266,776
DineEquity, Inc.†	41,557	2,108,187
Eldorado Resorts, Inc.(a)*	11,612	384,938
Graham Holdings Co., Class B†	1,048	585,151
Grand Canyon Education, Inc.*	2	179
Hilton Worldwide Holdings, Inc.†(a)	17,069	1,363,130
Marriott International, Inc., Class A†	11,740	1,593,470
McDonald’s Corp.†	5,684	978,330
Regis Corp.(a) *	485	7,450
Restaurant Brands International, Inc. (Canada)†(a)	8,473	520,920
Royal Caribbean Cruises Ltd.
(Liberia)†(a)	25,690	3,064,303
Six Flags Entertainment Corp.(a)	1,216	80,949
Sonic Corp.†	63,535	1,745,942
Speedway Motorsports, Inc.	3	57
Stars Group, Inc. (The) (Canada)*	4,096	95,437

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Weight Watchers International, Inc.†(a)*	1,640	$72,619
Wyndham Worldwide Corp.†	21,775	2,523,069
Wynn Resorts Ltd.	95	16,016
Yum! Brands, Inc.†(a)	31,113	2,539,132

		28,104,819

Energy — 5.1%
Archrock, Inc.†	42,438	445,599
CVR Energy, Inc.(a)	54,081	2,013,976
Diamond Offshore Drilling, Inc.(a) *	47,533	883,638
Dril-Quip, Inc.†(a)*	29,073	1,386,782
Exterran Corp.†(b)*	24,612	773,801
Exxon Mobil Corp.†(b)	10,250	857,310
Fairmount Santrol Holdings, Inc.*	16,250	84,988
Frank’s International NV (Netherlands)	686	4,562
HollyFrontier Corp.†(a)(b)	61,554	3,152,796
Imperial Oil Ltd. (Canada)†	15,196	473,963
Marathon Petroleum Corp.†(b)	17,943	1,183,879
McDermott International, Inc. (Panama)†*	172,149	1,132,740
ONEOK, Inc.†	1,308	69,913
Par Pacific Holdings, Inc.†(a)*	5,299	102,165
RPC, Inc.(a)	17,637	450,273
Schlumberger Ltd. (Curacao)†	17,450	1,175,956
Ship Finance International Ltd. (Bermuda)†	108,832	1,686,896
Superior Energy Services, Inc.†(a)*	22,550	217,156
TechnipFMC PLC (United Kingdom)(a)(b)	77,455	2,425,116
TransCanada Corp. (Canada)†	55,867	2,717,371
Transocean Ltd. (Switzerland)†*	175,990	1,879,573
Valero Energy Corp.†	9,792	899,983
Williams Cos., Inc. (The)	498	15,184

		24,033,620

Food & Staples Retailing — 2.7%
CVS Health Corp.†	52,893	3,834,742
Ingles Markets, Inc., Class A†	3,326	115,080
Kroger Co. (The)†	130,519	3,582,747
SpartanNash Co.(a)	75	2,001
Sysco Corp.†(a)	16,327	991,539
United Natural Foods, Inc.†(a)*	9,086	447,667
Walgreens Boots Alliance, Inc.†	18,923	1,374,188
Wal-Mart Stores, Inc.†(b)	22,676	2,239,255

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Weis Markets, Inc.(a)	1,097	$45,405

		12,632,624

Food, Beverage & Tobacco — 6.2%
Altria Group, Inc.†	22,230	1,587,444
Bob Evans Farms, Inc.†	1,099	86,623
Brown-Forman Corp., Class B†	5,160	354,337
Campbell Soup Co.†	13,288	639,286
Coca-Cola Co. (The)†(b)	94,317	4,327,264
Conagra Brands, Inc.†(a)	23,112	870,629
Constellation Brands, Inc., Class A†(b)	10,367	2,369,585
Dean Foods Co.†(a)	69,120	799,027
Dr Pepper Snapple Group, Inc.†	13,767	1,336,225
Flowers Foods, Inc.†(a)(b)	55,625	1,074,119
General Mills, Inc.†(a)	14,608	866,108
Hormel Foods Corp.†(a)	22,248	809,605
Ingredion, Inc.†(a)	12,949	1,810,270
JM Smucker Co. (The)†	5,177	643,190
Kellogg Co.(b)	11,633	790,811
Kraft Heinz Co. (The)†	17,950	1,395,792
Molson Coors Brewing Co., Class B†(a)(b)	8,481	696,036
Mondelez International, Inc., Class A†(b)	5,495	235,186
National Beverage Corp.(a)	61	5,944
PepsiCo, Inc.†	6,405	768,088
Philip Morris International, Inc.†	6,621	699,509
Sanderson Farms, Inc.†(a)	23,774	3,299,356
Tyson Foods, Inc., Class A†(a)	46,644	3,781,429

		29,245,863

Health Care Equipment & Services — 10.5%
Abbott Laboratories†(b)	77,292	4,411,055
Amedisys, Inc.†(a)*	13,214	696,510
AmerisourceBergen Corp.†	12,240	1,123,877
AMN Healthcare Services, Inc.(a)(b)*	27,552	1,356,936
Analogic Corp.†(a)(b)	6,774	567,322
AngioDynamics, Inc.(b)*	6,039	100,429
Anika Therapeutics, Inc.†(a)(b)*	8,326	448,855
Baxter International, Inc.†	2,472	159,790
Becton Dickinson and Co.	319	68,359
Boston Scientific Corp.†(a)(b)*	78,692	1,950,775
Brookdale Senior Living, Inc.†(a)*	12,006	116,458
Cardinal Health, Inc.†(b)	12,327	755,275
Cerner Corp.†(a)*	25,106	1,691,893

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Civitas Solutions, Inc.*	7	$120
Community Health Systems, Inc.(a)*	22,237	94,730
CONMED Corp.†	11,929	608,021
Cooper Cos., Inc. (The)†(a)(b)	5,798	1,263,268
Cotiviti Holdings, Inc.†(b)*	59,635	1,920,843
Danaher Corp.†(a)(b)	17,803	1,652,474
Edwards Lifesciences Corp.†(a)*	7,547	850,622
Envision Healthcare Corp.(a)*	2,847	98,392
Express Scripts Holding Co.†*	44,862	3,348,500
Globus Medical, Inc., Class A†(b)*	65,079	2,674,747
Haemonetics Corp.†(b)*	4,176	242,542
HealthSouth Corp.*	220	10,870
Hill-Rom Holdings, Inc.†	15,191	1,280,449
ICU Medical, Inc.†(a)(b) *	7,140	1,542,240
IDEXX Laboratories, Inc.*	326	50,980
Integer Holdings Corp.†(b)*	28,897	1,309,034
Integra LifeSciences Holdings Corp.†(a)(b)*	16,785	803,330
Intuitive Surgical, Inc.†(a)*	2,969	1,083,507
Kindred Healthcare, Inc.†	15,602	151,339
Laboratory Corp. of America Holdings†*	5,372	856,888
LifePoint Health, Inc.†(a)(b)*	23,918	1,191,116
MEDNAX, Inc.†(a)*	11,047	590,352
Medtronic PLC (Ireland)†(b)	31,061	2,508,176
Meridian Bioscience, Inc.†	33,376	467,264
National HealthCare Corp.(a)	65	3,961
Patterson Cos., Inc.(a)	1,559	56,327
Quality Systems, Inc.†(b)*	32,458	440,780
Quest Diagnostics, Inc.†	21,665	2,133,786
ResMed, Inc.(a)	962	81,472
Select Medical Holdings Corp.†*	2,108	37,206
STERIS PLC (United Kingdom)†	4,170	364,750
Teleflex, Inc.†	3,441	856,190
Tenet Healthcare Corp.†(a)*	64,066	971,241
Tivity Health, Inc.†(a)*	30,286	1,106,953
Universal Health Services, Inc., Class B†(a)	4,054	459,521
Varian Medical Systems, Inc.†(a)*	11,517	1,280,115
Zimmer Biomet Holdings, Inc.†	28,443	3,432,217

		49,271,857

Household & Personal Products — 1.1%
Avon Products, Inc.†*	264,302	568,249

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Central Garden & Pet Co., Class A†(a)*	5,668	$213,740
Clorox Co. (The)†	7,965	1,184,714
Edgewell Personal Care Co.†(a)*	28,648	1,701,405
Energizer Holdings, Inc.†	1,604	76,960
Kimberly-Clark Corp.†	8,760	1,056,982
Spectrum Brands Holdings, Inc.(a)	2,212	248,629

		5,050,679

Materials — 7.3%
Ashland Global Holdings, Inc.†	2,158	153,650
Boise Cascade Co.†(a)	11,182	446,162
Chemours Co. (The)†(a)(b)	49,380	2,471,963
Crown Holdings, Inc.†(b)*	27,577	1,551,206
Domtar Corp.†(a)	60,378	2,989,919
FMC Corp.†	8,465	801,297
FutureFuel Corp.	4,574	64,448
Greif, Inc., Class A†(a)	5,701	345,367
Ingevity Corp.†*	4,666	328,813
Louisiana-Pacific Corp.†*	38,066	999,613
LyondellBasell Industries NV, Class A (Netherlands)†	26,029	2,871,519
Methanex Corp. (Canada)†	29,007	1,756,374
Minerals Technologies, Inc.†	5,278	363,390
Monsanto Co.†(b)	11,032	1,288,317
Norbord, Inc. (Canada)	780	26,372
Packaging Corp. of America†	21,063	2,539,145
PolyOne Corp.†(a)	26,505	1,152,968
PPG Industries, Inc.†(b)	20,682	2,416,071
Scotts Miracle-Gro Co. (The)†(a)(b)	21,674	2,318,901
Sealed Air Corp.†(a)(b)	35,746	1,762,278
Stepan Co.(a)	1,139	89,947
Tronox Ltd., Class A (Australia)†(b)	87,446	1,793,517
Verso Corp., Class A(a)*	206	3,619
Westlake Chemical Corp.†(a)	51,870	5,525,711
WR Grace & Co.(b)	4,165	292,091

		34,352,658

Media — 4.9%
Comcast Corp., Class A†	22,827	914,221
Discovery Communications, Inc., Class A(a)*	141,694	3,171,112
DISH Network Corp., Class A†*	12,336	589,044
Entravision Communications Corp., Class A	4,899	35,028
Gannett Co., Inc.(a)	51,820	600,594

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Interpublic Group of Cos., Inc. (The)†(a)(b)	86,727	$1,748,416
Live Nation Entertainment, Inc.(a)*	4,000	170,280
Loral Space & Communications, Inc.*	144	6,343
MSG Networks, Inc., Class A†*	79,853	1,617,023
News Corp., Class A†(b)	52,621	852,986
Nexstar Media Group, Inc., Class A†(a)	13,872	1,084,790
Omnicom Group, Inc.†(a)(b)	38,438	2,799,440
Scripps Networks Interactive, Inc., Class A†	5,050	431,169
Shaw Communications, Inc., Class B (Canada)†	20,076	458,335
Time Warner, Inc.†	45,330	4,146,335
Tribune Media Co., Class A†	2,088	88,677
Twenty-First Century Fox, Inc., Class A†	65,909	2,275,838
Viacom, Inc., Class B†	52,866	1,628,801
Walt Disney Co. (The)†	2,204	236,952

		22,855,384

Pharmaceuticals, Biotechnology & Life Sciences — 8.8%
AbbVie, Inc.†	19,428	1,878,882
Acorda Therapeutics, Inc.(a)(b)*	15,372	329,729
Agilent Technologies, Inc.†(b)	38,431	2,573,724
Akorn, Inc.†*	9,258	298,385
AMAG Pharmaceuticals, Inc.†*	41,042	543,806
Amgen, Inc.†	7,509	1,305,815
Biogen, Inc.†(a)*	3,590	1,143,666
Bioverativ, Inc.†*	16,510	890,219
Bristol-Myers Squibb Co.†	6,456	395,624
Catalent, Inc.†*	6,618	271,867
Celgene Corp.†(b)*	8,194	855,126
Concert Pharmaceuticals, Inc.(a)*	1,396	36,115
Eagle Pharmaceuticals, Inc.†*	21,738	1,161,244
Eli Lilly & Co.†	12,266	1,035,986
Emergent BioSolutions, Inc.†*	12,736	591,842
Enanta Pharmaceuticals, Inc.(a)*	1,456	85,438
Endo International PLC (Ireland)†*	60,985	472,634
Exact Sciences Corp.†(a)(b)*	50,211	2,638,086
Exelixis, Inc.†*	96,525	2,934,360
Gilead Sciences, Inc.†	22,151	1,586,898
Immunomedics, Inc.†*	5,521	89,219
Innoviva, Inc.†(a)*	94,450	1,340,246
Ionis Pharmaceuticals, Inc.†(a)*	28,367	1,426,860

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Jazz Pharmaceuticals PLC (Ireland)†*	2,219	$298,788
Johnson & Johnson†(b)	10,553	1,474,465
Ligand Pharmaceuticals, Inc.†*	12,583	1,722,990
Medpace Holdings, Inc.(a)*	50	1,813
Merck & Co., Inc.†	28,748	1,617,650
Mettler-Toledo International, Inc.†(b)*	1,830	1,133,722
Mylan NV (Netherlands)†(b)*	14,924	631,434
Myriad Genetics, Inc.(b)*	30,340	1,042,027
PerkinElmer, Inc.†(b)	27,654	2,022,060
Pfizer, Inc.†	6,923	250,751
Phibro Animal Health Corp., Class A†	7,570	253,595
PRA Health Sciences, Inc.†*	8,253	751,601
Prestige Brands Holdings, Inc.†(a)(b)*	25,435	1,129,568
Regeneron Pharmaceuticals, Inc.*	80	30,077
Repligen Corp.†*	13,943	505,852
Supernus Pharmaceuticals, Inc.(a)(b)*	23,036	917,985
United Therapeutics Corp.†*	1,954	289,094
Vanda Pharmaceuticals, Inc.†*	5,122	77,854
Vertex Pharmaceuticals, Inc.†*	8,862	1,328,059
Waters Corp.†(a)(b) *	11,123	2,148,852

		41,514,008

Retailing — 9.7%
Abercrombie & Fitch Co., Class A(a)	28,652	499,404
Advance Auto Parts, Inc.†	27,112	2,702,795
Amazon.com, Inc.†*	1,223	1,430,262
Asbury Automotive Group, Inc.†(a)*	6,225	398,400
AutoNation, Inc.*	3,642	186,944
AutoZone, Inc.†*	2,861	2,035,230
Bed Bath & Beyond, Inc.(a)(b)	66,088	1,453,275
Buckle, Inc. (The)(a)	21,717	515,779
CarMax, Inc.†*	4,034	258,700
Chico’s FAS, Inc.†(b)	192,123	1,694,525
Dollar General Corp.†	6,835	635,723
DSW, Inc., Class A†(a)	59,122	1,265,802
Expedia, Inc.†(b)	20,077	2,404,622
Foot Locker, Inc.†	15,755	738,594
GameStop Corp., Class A(a)	39,610	711,000
Genuine Parts Co.†(a)(b)	6,408	608,824
Home Depot, Inc. (The)†	4,899	928,507
HSN, Inc.†	9,919	400,232
Kohl’s Corp.†(a)(b)	26,166	1,418,982
Lowe’s Cos., Inc.†	21,768	2,023,118

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Murphy USA, Inc.†(a)*	7,699	$618,692
Netflix, Inc.*	3,048	585,094
Nutrisystem, Inc.†(a)	49,456	2,601,386
Office Depot, Inc.†	49,402	174,883
O’Reilly Automotive, Inc.†*	4,986	1,199,332
PetMed Express, Inc.†	20,144	916,552
Pool Corp.†(a)	2,689	348,629
Priceline Group, Inc. (The)†*	2,672	4,643,241
RH(a)*	8,166	703,991
Ross Stores, Inc.†(a)	22,697	1,821,434
Sally Beauty Holdings, Inc.†(a)*	75,578	1,417,843
Signet Jewelers Ltd. (Bermuda)†	16,268	919,955
Tailored Brands, Inc.†	68,371	1,492,539
Target Corp.†(a)	29,963	1,955,086
Tiffany & Co.(a)	3,232	335,966
TJX Cos., Inc. (The)†	17,910	1,369,399
Tractor Supply Co.†(b)	19,417	1,451,421
Urban Outfitters, Inc.(a)*	13,794	483,618

		45,349,779

Semiconductors & Semiconductor Equipment — 7.7%
Analog Devices, Inc.†(a)(b)	41,562	3,700,265
Applied Materials, Inc.†	29,526	1,509,369
Broadcom Ltd. (Singapore)†	2,816	723,430
Cabot Microelectronics Corp.†(a)	4,259	400,687
Cohu, Inc.(a)	3,594	78,888
First Solar, Inc.†*	27,170	1,834,518
Intel Corp.†	56,379	2,602,455
KLA-Tencor Corp.†	21,422	2,250,810
Lam Research Corp.†(a)(b)	22,018	4,052,853
Marvell Technology Group Ltd. (Bermuda)†	56,110	1,204,682
Maxim Integrated Products, Inc.†(a)	7,828	409,248
Microchip Technology, Inc.†	14,277	1,254,663
Micron Technology, Inc.†(a) *	104,659	4,303,578
MKS Instruments, Inc.†	14,888	1,406,916
ON Semiconductor Corp.†*	136,188	2,851,777
QUALCOMM, Inc.†	16,735	1,071,375
Silicon Laboratories, Inc.*	692	61,104
Skyworks Solutions, Inc.†(a)(b)	29,242	2,776,528
SMART Global Holdings, Inc. (Cayman Islands)*	600	20,220
Teradyne, Inc.†(a)(b)	63,425	2,655,605
Texas Instruments, Inc.†	8,697	908,315
Xcerra Corp.†*	14,581	142,748

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Xilinx, Inc.†	1,813	$122,232

		36,342,266

Software & Services — 14.2%
Accenture PLC, Class A (Ireland)†	7,129	1,091,379
Adobe Systems, Inc.†(b)*	12,813	2,245,350
Alarm.com Holdings, Inc.†(a)*	12,898	486,900
Alphabet, Inc., Class A†*	3,918	4,127,221
Amdocs, Ltd. (Guernsey)†	5,584	365,640
ANSYS, Inc.†*	13,995	2,065,522
Appfolio, Inc., Class A(a)(b)*	10,081	418,362
Aspen Technology, Inc.†(a)*	20,095	1,330,289
Blackbaud, Inc.(a)	905	85,513
Blucora, Inc.(b)*	48,802	1,078,524
CA, Inc.†	41,471	1,380,155
CACI International, Inc., Class A†*	7,323	969,199
Cadence Design Systems, Inc.†(a)(b)*	41,659	1,742,179
Cars.com, Inc.†(a)*	38,335	1,105,581
CDK Global, Inc.†	32,058	2,285,094
CGI Group, Inc., Class A (Canada)†*	5,755	312,669
Citrix Systems, Inc.†*	5,668	498,784
CommerceHub, Inc., Class A(a)*	1,038	22,826
Conduent, Inc.†(a)*	17,522	283,156
Convergys Corp.†(a)	35,915	844,002
CoStar Group, Inc.†(a)(b)*	3,785	1,123,956
CSRA, Inc.†	20,384	609,889
Descartes Systems Group, Inc. (The) (Canada)*	93	2,641
eBay, Inc.†*	69,629	2,627,798
Electronic Arts, Inc.†(a)*	10,144	1,065,729
Etsy, Inc.†(a) *	22,138	452,722
Euronet Worldwide, Inc.†(a)(b)*	11,528	971,465
Facebook, Inc., Class A†*	22,043	3,889,708
Fair Isaac Corp.†(b)	13,444	2,059,621
Fidelity National Information Services, Inc.†	2	188
Fiserv, Inc.†*	1,532	200,891
IAC/InterActiveCorp.†*	7,722	944,246
j2 Global, Inc.†	17,913	1,344,012
Leidos Holdings, Inc.†	18,867	1,218,242
LogMeIn, Inc.†(a)	7,448	852,796
Manhattan Associates, Inc.†*	16,120	798,585
ManTech International Corp., Class A†(a)	4,368	219,230
MAXIMUS, Inc.†	10,745	769,127

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Microsoft Corp.†	12,706	$1,086,871
MicroStrategy, Inc., Class A†(a) *	8,220	1,079,286
NIC, Inc.†(a)	72,975	1,211,385
Nuance Communications, Inc.†*	12,611	206,190
Open Text Corp. (Canada)†(a)	29,665	1,058,151
Oracle Corp.†(a)	64,925	3,069,654
Paychex, Inc.†	3,153	214,656
Progress Software Corp.†	35,222	1,499,401
Qualys, Inc.†*	7,870	467,084
Red Hat, Inc.†(a)*	12,808	1,538,241
SS&C Technologies Holdings, Inc.†	52,596	2,129,086
Stamps.com, Inc.†(a)*	7,562	1,421,656
Sykes Enterprises, Inc.†(a)*	1,742	54,786
Symantec Corp.†(b)	81,634	2,290,650
Synopsys, Inc.†*	18,466	1,574,042
Total System Services, Inc.†	7,849	620,777
Trade Desk, Inc. (The), Class A(a)*	30,097	1,376,336
Travelport Worldwide Ltd. (Bermuda)†(b)	85,651	1,119,459
Tyler Technologies, Inc.(a)*	466	82,505
VeriSign, Inc.†(a)*	11,729	1,342,267
Visa, Inc., Class A(a)	958	109,231
Web.com Group, Inc.†(a)(b)*	39,757	866,703
Western Union Co. (The)†	20,131	382,690

		66,690,298

Technology Hardware & Equipment — 7.6%
Apple, Inc.†	7,039	1,191,210
Arista Networks, Inc.†(b)*	1,060	249,715
AVX Corp.†	27,534	476,338
Benchmark Electronics, Inc.†*	7,660	222,906
Ciena Corp.†(a)*	42,186	882,953
Cisco Systems, Inc.†	38,108	1,459,536
Coherent, Inc.†*	317	89,464
CTS Corp.	54	1,390
EchoStar Corp., Class A†*	12,052	721,915
Electro Scientific Industries, Inc.†(a)*	36,724	786,995
Extreme Networks, Inc.†*	16,084	201,372
F5 Networks, Inc.†*	6,329	830,491
FLIR Systems, Inc.†	17,469	814,405
Harris Corp.†	25,137	3,560,656
Hewlett Packard Enterprise Co.†	78,615	1,128,911
HP, Inc.†(b)	209,354	4,398,528
InterDigital, Inc.†(a)(b)	10,895	829,654
IPG Photonics Corp.†(a)(b)*	6,051	1,295,701

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Jabil, Inc.†	34,184	$897,330
Juniper Networks, Inc.†	66,157	1,885,474
Keysight Technologies, Inc.†(a)*	11,119	462,550
Littelfuse, Inc.(a)	1,344	265,870
Mitel Networks Corp. (Canada)†(b)*	22,953	188,903
Motorola Solutions, Inc.†	10,256	926,527
MTS Systems Corp.	49	2,631
National Instruments Corp.†(a)	10,644	443,110
NetApp, Inc.†(a)	18,817	1,040,956
OSI Systems, Inc.†*	1,769	113,888
PC Connection, Inc.(a)	142	3,722
Plantronics, Inc.†	4,458	224,594
Rogers Corp.†(a)*	2,966	480,255
Seagate Technology PLC (Ireland)†	15,969	668,143
Systemax, Inc.(a)	782	26,017
Ubiquiti Networks, Inc.(a)*	4,335	307,872
VeriFone Systems, Inc.†*	20,206	357,848
Vishay Intertechnology, Inc.†(a)(b)	107,396	2,228,467
Western Digital Corp.†	44,039	3,502,422
Xerox Corp.†(a)	36,621	1,067,502
Zebra Technologies Corp., Class A†*	14,025	1,455,795

		35,692,016

Telecommunication Services — 1.6%
AT&T, Inc.†	26,293	1,022,272
BCE, Inc. (Canada)	2,495	119,785
CenturyLink, Inc.†	118,461	1,975,929
Cogent Communications Holdings, Inc.(a)	6,175	279,728
Frontier Communications Corp.(a)	76,210	515,180
Rogers Communications, Inc., Class B (Canada)†	19,791	1,007,956
Sprint Corp.†(a)*	69,336	408,389
United States Cellular Corp.(a)*	1,379	51,892
Verizon Communications, Inc.†	35,619	1,885,314
Vonage Holdings Corp.†(a)(b)*	41,735	424,445

		7,690,890

Transportation — 4.6%
Alaska Air Group, Inc.†	16,389	1,204,755
American Airlines Group, Inc.†(a)(b)	21,095	1,097,573
Canadian National Railway Co. (Canada)†(a)(b)	45,757	3,774,952
Canadian Pacific Railway Ltd. (Canada)†	9,425	1,722,513
Delta Air Lines, Inc.†	33,711	1,887,816

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.†	16,628	$1,075,665
Forward Air Corp.†(a)(b)	7,494	430,455
Hawaiian Holdings, Inc.†(b)	45,975	1,832,104
Heartland Express, Inc.†	8,402	196,103
JB Hunt Transport Services, Inc.†(a)	3,467	398,636
Kansas City Southern†(a)(b)	3,699	389,209
Landstar System, Inc.†(a)(b)	13,734	1,429,709
Matson, Inc.(a)	667	19,903
Norfolk Southern Corp.†	7,272	1,053,713
Saia, Inc.*	664	46,978
Southwest Airlines Co.	15	982
Union Pacific Corp.†	8,318	1,115,444
United Continental Holdings, Inc.†(a)*	11,007	741,872
Universal Logistics Holdings, Inc.	3	71
Werner Enterprises, Inc.†	7,303	282,261
XPO Logistics, Inc.†(a)*	32,974	3,020,089

		21,720,803

TOTAL COMMON STOCKS (Cost $504,945,876)		566,888,722

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$715	731

TOTAL CORPORATE BONDS AND NOTES (Cost $715)		731

TOTAL LONG POSITIONS - 120.8% (Cost $504,946,591)		566,889,453

	Number of Shares
SHORT POSITIONS — (95.9)%
COMMON STOCKS — (95.9)%
Automobiles & Components — (2.9)%
Adient PLC (Ireland)	(32,015)	(2,519,581)
American Axle & Manufacturing Holdings, Inc.*	(50,154)	(854,123)
Cooper Tire & Rubber Co.	(8,024)	(283,648)
Cooper-Standard Holding, Inc.*	(5,242)	(642,145)
Ford Motor Co.	(137,264)	(1,714,427)
Fox Factory Holding Corp.*	(9,959)	(386,907)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Gentherm, Inc.*	(10,038)	$(318,706)
Goodyear Tire & Rubber Co. (The)	(52,407)	(1,693,270)
LCI Industries	(12,389)	(1,610,570)
Modine Manufacturing Co.*	(15,595)	(315,019)
Tenneco, Inc.	(7,776)	(455,207)
Tesla, Inc.*	(9,667)	(3,009,820)

		(13,803,423)

Capital Goods — (11.4)%
AAON, Inc.	(3,222)	(118,247)
AAR Corp.	(25,603)	(1,005,942)
Actuant Corp., Class A	(19,195)	(485,635)
Advanced Drainage Systems, Inc.	(30,765)	(733,745)
Aegion Corp.*	(3,126)	(79,494)
Albany International Corp., Class A	(7,286)	(447,725)
Altra Industrial Motion Corp.	(8,859)	(446,494)
American Railcar Industries, Inc.	(10,887)	(453,335)
American Woodmark Corp.*	(2,808)	(365,742)
AO Smith Corp.	(13,152)	(805,955)
Apogee Enterprises, Inc.	(18,768)	(858,261)
Astec Industries, Inc.	(2,646)	(154,791)
Astronics Corp.*	(5,356)	(222,113)
Axon Enterprise, Inc.*	(100,512)	(2,663,568)
AZZ, Inc.	(5,162)	(263,778)
CAI International, Inc.*	(10,537)	(298,408)
Chart Industries, Inc.*	(13,273)	(621,973)
Chicago Bridge & Iron Co. NV (Netherlands)	(64,283)	(1,037,528)
CIRCOR International, Inc.	(10,704)	(521,071)
Colfax Corp.*	(46,707)	(1,850,531)
Columbus McKinnon Corp.	(5,047)	(201,779)
Cubic Corp.	(12,060)	(710,937)
Donaldson Co., Inc.	(3,590)	(175,730)
Douglas Dynamics, Inc.	(11,845)	(447,741)
Dycom Industries, Inc.*	(3,263)	(363,596)
Encore Wire Corp.	(5,107)	(248,456)
EnerSys	(11,448)	(797,124)
ESCO Technologies, Inc.	(4,701)	(283,235)
Esterline Technologies Corp.*	(8,691)	(649,218)
Federal Signal Corp.	(63)	(1,266)
Fluor Corp.	(2,112)	(109,085)
Foundation Building Materials, Inc.*	(572)	(8,460)
Franklin Electric Co., Inc.	(12,171)	(558,649)
General Cable Corp.	(69,415)	(2,054,684)
Granite Construction, Inc.	(13,328)	(845,395)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Griffon Corp.	(699)	$(14,225)
Herc Holdings, Inc.*	(21,036)	(1,317,064)
Hexcel Corp.	(21,768)	(1,346,351)
Hyster-Yale Materials Handling, Inc.	(1,535)	(130,721)
JELD-WEN Holding, Inc.*	(10,389)	(409,015)
John Bean Technologies Corp.	(8,934)	(989,887)
Kadant, Inc.	(1,894)	(190,158)
Kaman Corp.	(1,655)	(97,380)
Kennametal, Inc.	(35,724)	(1,729,399)
KLX, Inc.*	(1,057)	(72,140)
Kratos Defense & Security Solutions, Inc.*	(222,173)	(2,352,812)
Lincoln Electric Holdings, Inc.	(16,510)	(1,511,986)
Manitowoc Co., Inc. (The)*	(54,236)	(2,133,644)
Masonite International Corp. (Canada)*	(17,847)	(1,323,355)
MasTec, Inc.*	(12,613)	(617,406)
Mercury Systems, Inc.*	(22,999)	(1,180,999)
Milacron Holdings Corp.*	(37,364)	(715,147)
MRC Global, Inc.*	(111,793)	(1,891,538)
MYR Group, Inc.*	(1,880)	(67,172)
National Presto Industries, Inc.	(78)	(7,757)
Nordson Corp.	(4,073)	(596,287)
NOW, Inc.*	(208,554)	(2,300,351)
NV5 Global, Inc.*	(800)	(43,320)
Patrick Industries, Inc.*	(7,793)	(541,224)
Ply Gem Holdings, Inc.*	(4,619)	(85,452)
Proto Labs, Inc.*	(9,208)	(948,424)
Quanex Building Products Corp.	(5,634)	(131,836)
Raven Industries, Inc.	(12,589)	(432,432)
REV Group, Inc.	(18,787)	(611,141)
Simpson Manufacturing Co., Inc.	(5,714)	(328,041)
SPX Corp.*	(7,828)	(245,721)
Sun Hydraulics Corp.	(1,678)	(108,550)
Sunrun, Inc.*	(141,181)	(832,968)
Tennant Co.	(5,007)	(363,759)
Thermon Group Holdings, Inc.*	(10,414)	(246,499)
Timken Co. (The)	(43,072)	(2,116,989)
Titan International, Inc.	(37,360)	(481,197)
Triumph Group, Inc.	(24,189)	(657,941)
Tutor Perini Corp.*	(34,485)	(874,195)
United Rentals, Inc.*	(13,032)	(2,240,331)
Univar, Inc.*	(659)	(20,403)
USG Corp.*	(1,702)	(65,629)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Vicor Corp.*	(269)	$(5,622)
Wabash National Corp.	(1,586)	(34,416)
Wesco Aircraft Holdings, Inc.*	(61,731)	(456,809)

		(53,757,384)

Commercial & Professional Services — (2.5)%
ABM Industries, Inc.	(7,867)	(296,743)
ACCO Brands Corp.*	(15,319)	(186,892)
Advanced Disposal Services, Inc.*	(38,070)	(911,396)
Covanta Holding Corp.	(178,465)	(3,016,058)
Exponent, Inc.	(2,728)	(193,961)
Forrester Research, Inc.	(4,014)	(177,419)
FTI Consulting, Inc.*	(2,540)	(109,118)
Healthcare Services Group, Inc.	(31,655)	(1,668,852)
HNI Corp.	(20,620)	(795,313)
IHS Markit Ltd. (Bermuda)*	(4,607)	(208,006)
InnerWorkings, Inc.*	(6,543)	(65,626)
Mistras Group, Inc.*	(532)	(12,486)
MSA Safety, Inc.	(6,652)	(515,663)
Multi-Color Corp.	(7,479)	(559,803)
Ritchie Bros Auctioneers, Inc. (Canada)	(30,794)	(921,664)
RR Donnelley & Sons Co.	(46,275)	(430,358)
Steelcase, Inc., Class A	(40,992)	(623,078)
TrueBlue, Inc.*	(15,258)	(419,595)
US Ecology, Inc.	(4,193)	(213,843)
WageWorks, Inc.*	(8,380)	(519,560)

		(11,845,434)

Consumer Durables & Apparel — (4.0)%
American Outdoor Brands Corp.*	(134,489)	(1,726,839)
Canada Goose Holdings, Inc. (Canada)*	(46,189)	(1,457,725)
Columbia Sportswear Co.	(9,364)	(673,084)
Deckers Outdoor Corp.*	(36,914)	(2,962,348)
G-III Apparel Group Ltd.*	(66,633)	(2,458,091)
Hasbro, Inc.	(10,083)	(916,444)
Helen Of Troy Ltd. (Bermuda)*	(3,283)	(316,317)
Installed Building Products, Inc.*	(9,268)	(703,905)
Lululemon Athletica, Inc.*	(4,073)	(320,097)
Mattel, Inc.	(175,940)	(2,705,957)
Mohawk Industries, Inc.*	(3,982)	(1,098,634)
Newell Brands, Inc.	(38,972)	(1,204,235)
Steven Madden Ltd.*	(2,976)	(138,979)
Tapestry, Inc.	(24,193)	(1,070,056)
Under Armour, Inc., Class C*	(55,218)	(735,504)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Universal Electronics, Inc.*	(2,109)	$(99,650)

		(18,587,865)

Consumer Services — (5.3)%
Belmond Ltd., Class A (Bermuda)*	(26,703)	(327,112)
Bright Horizons Family Solutions, Inc.*	(4,606)	(432,964)
Buffalo Wild Wings, Inc.*	(8,830)	(1,380,570)
Carrols Restaurant Group, Inc.*	(9,984)	(121,306)
Chegg, Inc.*	(131,798)	(2,150,943)
Darden Restaurants, Inc.	(19,737)	(1,895,147)
Dave & Buster’s Entertainment, Inc.*	(39,259)	(2,165,919)
Fiesta Restaurant Group, Inc.*	(5,247)	(99,693)
Golden Entertainment, Inc.*	(459)	(14,986)
Houghton Mifflin Harcourt Co.*	(45,630)	(424,359)
ILG, Inc.	(30,061)	(856,137)
International Game Technology PLC (United Kingdom)	(16,403)	(434,844)
International Speedway Corp., Class A	(3,611)	(143,898)
K12, Inc.*	(2,345)	(37,286)
La Quinta Holdings, Inc.*	(34,847)	(643,276)
Marcus Corp. (The)	(6,035)	(165,057)
MGM Resorts International	(17,461)	(583,023)
Monarch Casino & Resort, Inc.*	(84)	(3,765)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(7,065)	(376,211)
Planet Fitness, Inc., Class A*	(2,389)	(82,731)
Red Robin Gourmet Burgers, Inc.*	(1,366)	(77,042)
Ruth’s Hospitality Group, Inc.	(2,714)	(58,758)
SeaWorld Entertainment, Inc.*	(22,874)	(310,400)
Service Corp. International	(42,678)	(1,592,743)
Shake Shack, Inc., Class A*	(81,135)	(3,505,032)
Starbucks Corp.	(10,076)	(578,665)
Strayer Education, Inc.	(1,587)	(142,163)
Texas Roadhouse, Inc.	(23,390)	(1,232,185)
Wendy’s Co. (The)	(176,509)	(2,898,278)
Wingstop, Inc.	(52,608)	(2,050,660)

		(24,785,153)

Energy — (5.2)%
Cenovus Energy, Inc. (Canada)	(56,726)	(517,908)
Cheniere Energy, Inc.*	(32,975)	(1,775,374)
Delek US Holdings, Inc.	(81,028)	(2,831,118)
Ensco PLC, Class A (United Kingdom)	(67,353)	(398,056)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Forum Energy Technologies, Inc.*	(13,471)	$(209,474)
Green Plains, Inc.	(105,342)	(1,775,013)
Helix Energy Solutions Group, Inc.*	(248,618)	(1,874,580)
Helmerich & Payne, Inc.	(3,566)	(230,506)
Keane Group, Inc.*	(47,997)	(912,423)
Mammoth Energy Services, Inc.*	(2,015)	(39,554)
NCS Multistage Holdings, Inc.*	(1,767)	(26,046)
Newpark Resources, Inc.*	(24,459)	(210,347)
Occidental Petroleum Corp.	(32,891)	(2,422,751)
Oil States International, Inc.*	(6,830)	(193,289)
Patterson-UTI Energy, Inc.	(82,617)	(1,901,017)
ProPetro Holding Corp.*	(37,257)	(751,101)
REX American Resources Corp.*	(24)	(1,987)
Select Energy Services, Inc., Class A*	(228)	(4,159)
SemGroup Corp., Class A	(87,503)	(2,642,591)
Solaris Oilfield Infrastructure, Inc., Class A*	(6,681)	(143,040)
Targa Resources Corp.	(48,890)	(2,367,254)
Unit Corp.*	(48,970)	(1,077,340)
US Silica Holdings, Inc.	(2,276)	(74,107)
Weatherford International PLC (Ireland)*	(332,325)	(1,385,795)
World Fuel Services Corp.	(15,179)	(427,137)

		(24,191,967)

Food & Staples Retailing — (1.3)%
Casey’s General Stores, Inc.	(5,167)	(578,394)
Costco Wholesale Corp.	(4,374)	(814,089)
PriceSmart, Inc.	(14,794)	(1,273,763)
Rite Aid Corp.*	(941,176)	(1,854,117)
Smart & Final Stores, Inc.*	(48,527)	(414,906)
SUPERVALU, Inc.*	(60,104)	(1,298,246)

		(6,233,515)

Food, Beverage & Tobacco — (4.3)%
B&G Foods, Inc.	(78,840)	(2,771,226)
Blue Buffalo Pet Products, Inc.*	(58,129)	(1,906,050)
Bunge Ltd. (Bermuda)	(20,638)	(1,384,397)
Calavo Growers, Inc.	(2,434)	(205,430)
Coca-Cola Bottling Co. Consolidated	(5,934)	(1,277,353)
Cott Corp. (Canada)	(29,856)	(497,401)
Darling Ingredients, Inc.*	(71,196)	(1,290,783)
Freshpet, Inc.*	(6,150)	(116,542)
Hain Celestial Group, Inc. (The)*	(75,125)	(3,184,549)
J&J Snack Foods Corp.	(5,305)	(805,458)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
John B Sanfilippo & Son, Inc.	(2,167)	$(137,063)
Lancaster Colony Corp.	(59)	(7,623)
McCormick & Co., Inc., non-voting shares	(5,315)	(541,652)
MGP Ingredients, Inc.	(16,797)	(1,291,353)
Monster Beverage Corp.*	(4,227)	(267,527)
Post Holdings, Inc.*	(18,856)	(1,493,961)
Snyder’s-Lance, Inc.	(33,922)	(1,698,814)
SunOpta, Inc. (Canada)*	(8,942)	(69,300)
Tootsie Roll Industries, Inc.	(6,491)	(236,272)
Universal Corp.	(12,474)	(654,885)
Vector Group Ltd.	(6,892)	(154,243)

		(19,991,882)

Health Care Equipment & Services — (7.7)%
Acadia Healthcare Co., Inc.*	(73,678)	(2,404,113)
Almost Family, Inc.*	(9,841)	(544,699)
athenahealth, Inc.*	(713)	(94,858)
AtriCure, Inc.*	(26,039)	(474,951)
BioTelemetry, Inc.*	(43,818)	(1,310,158)
Cardiovascular Systems, Inc.*	(8,317)	(197,030)
CryoLife, Inc.*	(5,567)	(106,608)
DaVita, Inc.*	(6,016)	(434,656)
DENTSPLY SIRONA, Inc.	(4,349)	(286,295)
DexCom, Inc.*	(23,334)	(1,339,138)
Diplomat Pharmacy, Inc.*	(51,620)	(1,036,013)
Ensign Group, Inc. (The)	(26,368)	(585,370)
Entellus Medical, Inc.*	(804)	(19,610)
Evolent Health, Inc., Class A*	(174,407)	(2,145,206)
Glaukos Corp.*	(20,609)	(528,621)
HCA Healthcare, Inc.*	(19,708)	(1,731,151)
Henry Schein, Inc.*	(37,212)	(2,600,375)
Inovalon Holdings, Inc., Class A*	(8,768)	(131,520)
Insulet Corp.*	(6,257)	(431,733)
Invacare Corp.	(18,023)	(303,688)
iRhythm Technologies, Inc.*	(21,428)	(1,201,039)
K2M Group Holdings, Inc.*	(61,949)	(1,115,082)
McKesson Corp.	(2,886)	(450,072)
Merit Medical Systems, Inc.*	(18,289)	(790,085)
Natus Medical, Inc.*	(34,971)	(1,335,892)
Nevro Corp.*	(36,193)	(2,498,765)
Novocure Ltd. (Jersey)*	(66,461)	(1,342,512)
NxStage Medical, Inc.*	(89,367)	(2,165,362)
Omnicell, Inc.*	(14,390)	(697,915)
OraSure Technologies, Inc.*	(15,859)	(299,101)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Owens & Minor, Inc.	(19,874)	$(375,221)
Penumbra, Inc.*	(7,252)	(682,413)
Providence Service Corp. (The)*	(580)	(34,417)
Quidel Corp.*	(32,954)	(1,428,556)
STAAR Surgical Co.*	(1,018)	(15,779)
Surgery Partners, Inc.*	(1,232)	(14,907)
Tactile Systems Technology, Inc.*	(2,524)	(73,146)
Teladoc, Inc.*	(75,482)	(2,630,548)
Varex Imaging Corp.*	(4,243)	(170,441)
ViewRay, Inc.*	(3,306)	(30,614)
Vocera Communications, Inc.*	(4,216)	(127,408)
West Pharmaceutical Services, Inc.	(8,572)	(845,799)
Wright Medical Group NV (Netherlands)*	(44,644)	(991,097)

		(36,021,964)

Household & Personal Products — (1.3)%
Church & Dwight Co., Inc.	(65,220)	(3,272,087)
Colgate-Palmolive Co.	(9,040)	(682,068)
Coty, Inc., Class A	(31,062)	(617,823)
Procter & Gamble Co. (The)	(5,296)	(486,596)
WD-40 Co.	(8,300)	(979,400)

		(6,037,974)

Materials — (7.3)%
A Schulman, Inc.	(1,602)	(59,675)
Agrium, Inc. (Canada)	(23,264)	(2,675,360)
Albemarle Corp.	(13,239)	(1,693,136)
American Vanguard Corp.	(864)	(16,978)
AptarGroup, Inc.	(5,083)	(438,561)
Balchem Corp.	(7,420)	(598,052)
Bemis Co., Inc.	(13,338)	(637,423)
Calgon Carbon Corp.	(121,423)	(2,586,310)
CF Industries Holdings, Inc.	(21,724)	(924,139)
Clearwater Paper Corp.*	(1,583)	(71,868)
Deltic Timber Corp.	(6,056)	(554,427)
DowDuPont, Inc.	(26,672)	(1,899,580)
Ferro Corp.*	(74,997)	(1,769,179)
GCP Applied Technologies, Inc.*	(14,931)	(476,299)
Graphic Packaging Holding Co.	(37,017)	(571,913)
HB Fuller Co.	(17,670)	(951,883)
Huntsman Corp.	(38,258)	(1,273,609)
Innophos Holdings, Inc.	(2,102)	(98,226)
Innospec, Inc.	(9,324)	(658,274)
International Paper Co.	(64,112)	(3,714,649)
Intrepid Potash, Inc.*	(435)	(2,071)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
KMG Chemicals, Inc.	(3,627)	$(239,672)
Koppers Holdings, Inc.*	(3,481)	(177,183)
Kraton Corp.*	(3,731)	(179,722)
Mosaic Co. (The)	(114,071)	(2,927,062)
NewMarket Corp.	(1,415)	(562,307)
Owens-Illinois, Inc.*	(16,043)	(355,673)
PH Glatfelter Co.	(22,618)	(484,930)
Platform Specialty Products Corp.*	(361)	(3,581)
Schweitzer-Mauduit International, Inc.	(61)	(2,767)
Silgan Holdings, Inc.	(44,204)	(1,299,156)
Sonoco Products Co.	(13,695)	(727,752)
Summit Materials, Inc., Class A*	(7,410)	(232,970)
Trinseo SA (Luxembourg)	(25,687)	(1,864,876)
US Concrete, Inc.*	(25,969)	(2,172,307)
Venator Materials PLC (United Kingdom)*	(39,912)	(882,853)
WestRock Co.	(9,622)	(608,207)

		(34,392,630)

Media — (4.2)%
Altice Usa, Inc., Class A*	(32,097)	(681,419)
AMC Entertainment Holdings, Inc., Class A	(47,505)	(717,326)
Cable One, Inc.	(1,640)	(1,153,494)
CBS Corp., Class B	(29,535)	(1,742,565)
Charter Communications, Inc., Class A*	(4,906)	(1,648,220)
Cinemark Holdings, Inc.	(9,553)	(332,636)
Clear Channel Outdoor Holdings, Inc., Class A	(114)	(524)
Emerald Expositions Events, Inc.	(97)	(1,973)
EW Scripps Co. (The), Class A*	(41,537)	(649,223)
Gray Television, Inc.*	(28,734)	(481,294)
John Wiley & Sons, Inc., Class A	(16,828)	(1,106,441)
Lions Gate Entertainment Corp. (Canada)*	(54)	(1,714)
Madison Square Garden Co. (The), Class A*	(9,260)	(1,952,471)
Meredith Corp.	(14,698)	(970,803)
New York Times Co. (The), Class A	(46,144)	(853,664)
Regal Entertainment Group, Class A	(147,971)	(3,404,813)
Scholastic Corp.	(4,813)	(193,049)
Sinclair Broadcast Group, Inc., Class A	(74,069)	(2,803,512)
Time, Inc.	(29,624)	(546,563)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
World Wrestling Entertainment, Inc., Class A	(15,425)	$(471,696)

		(19,713,400)

Pharmaceuticals, Biotechnology & Life Sciences — (4.9)%
Aclaris Therapeutics, Inc.*	(30,964)	(763,572)
Aduro Biotech, Inc.*	(26,490)	(198,675)
Aerie Pharmaceuticals, Inc.*	(4,546)	(271,624)
Alder Biopharmaceuticals, Inc.*	(23,982)	(274,594)
Amphastar Pharmaceuticals, Inc.*	(265)	(5,099)
Bio-Rad Laboratories, Inc., Class A*	(7,932)	(1,893,130)
Bruker Corp.	(40,892)	(1,403,413)
Cambrex Corp.*	(3,266)	(156,768)
Coherus Biosciences, Inc.*	(31,074)	(273,451)
Dermira, Inc.*	(38,221)	(1,062,926)
Epizyme, Inc.*	(23,587)	(296,017)
Five Prime Therapeutics, Inc.*	(3,859)	(84,589)
Flexion Therapeutics, Inc.*	(8,906)	(223,006)
Heron Therapeutics, Inc.*	(57,339)	(1,037,836)
Intra-Cellular Therapies, Inc.*	(10,411)	(150,751)
La Jolla Pharmaceutical Co.*	(36,525)	(1,175,374)
Luminex Corp.	(9,966)	(196,330)
MacroGenics, Inc.*	(12,838)	(243,922)
Medicines Co. (The)*	(11,845)	(323,842)
Momenta Pharmaceuticals, Inc.*	(32,660)	(455,607)
Myovant Sciences Ltd. (Bermuda)*	(13)	(164)
NeoGenomics, Inc.*	(48,594)	(430,543)
Pacira Pharmaceuticals, Inc.*	(8,675)	(396,014)
Paratek Pharmaceuticals, Inc.*	(30,067)	(538,199)
QIAGEN NV (Netherlands)	(92,483)	(2,860,499)
Radius Health, Inc.*	(25,730)	(817,442)
Reata Pharmaceuticals, Inc., Class A*	(1,167)	(33,049)
Revance Therapeutics, Inc.*	(20,705)	(740,204)
Syneos Health, Inc.*	(63,724)	(2,778,366)
TG Therapeutics, Inc.*	(14,922)	(122,360)
TherapeuticsMD, Inc.*	(82,575)	(498,753)
Theravance Biopharma, Inc. (Cayman Islands)*	(31,009)	(864,841)
Thermo Fisher Scientific, Inc.	(8,994)	(1,707,781)
Ultragenyx Pharmaceutical, Inc.*	(11,518)	(534,205)
Zogenix, Inc.*	(5,640)	(225,882)

		(23,038,828)

Retailing — (5.9)%
1-800-Flowers.com, Inc., Class A*	(1,834)	(19,624)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
American Eagle Outfitters, Inc.	(21,648)	$(406,982)
At Home Group, Inc.*	(20,291)	(616,644)
Best Buy Co., Inc.	(10,173)	(696,545)
Burlington Stores, Inc.*	(13,304)	(1,636,791)
Caleres, Inc	(5,850)	(195,858)
Camping World Holdings, Inc., Class A	(28,427)	(1,271,540)
Core-Mark Holding Co., Inc.	(4,897)	(154,647)
Dick’s Sporting Goods, Inc.	(79,422)	(2,282,588)
Dollar Tree, Inc.*	(14,959)	(1,605,250)
Duluth Holdings, Inc., Class B*	(4,658)	(83,145)
Express, Inc.*	(170,595)	(1,731,539)
Finish Line, Inc. (The), Class A	(4,599)	(66,823)
Five Below, Inc.*	(24,973)	(1,656,209)
Floor & Decor Holdings, Inc., Class A*	(43,239)	(2,104,875)
Gap, Inc. (The)	(5,279)	(179,803)
Group 1 Automotive, Inc.	(2,364)	(167,773)
Guess?, Inc.	(160,390)	(2,707,383)
L Brands, Inc.	(44,693)	(2,691,412)
Lands’ End, Inc.*	(1,454)	(28,426)
Lithia Motors, Inc., Class A	(12,379)	(1,406,131)
Lumber Liquidators Holdings, Inc.*	(12,581)	(394,918)
Macy’s, Inc.	(42,474)	(1,069,920)
Ollie’s Bargain Outlet Holdings, Inc.*	(17,425)	(927,881)
Party City Holdco, Inc.*	(23,575)	(328,871)
Penske Automotive Group, Inc.	(20,586)	(985,040)
Shutterfly, Inc.*	(20,096)	(999,776)
Sonic Automotive, Inc., Class A	(33,848)	(624,496)
Williams-Sonoma, Inc.	(12,014)	(621,124)

		(27,662,014)

Semiconductors & Semiconductor Equipment — (4.7)%
Advanced Micro Devices, Inc.*	(248,271)	(2,552,226)
Ambarella, Inc. (Cayman Islands)*	(43,871)	(2,577,421)
Amkor Technology, Inc.*	(58,086)	(583,764)
Cavium, Inc.*	(22,352)	(1,873,768)
Cree, Inc.*	(47,858)	(1,777,446)
Diodes, Inc.*	(7,018)	(201,206)
FormFactor, Inc.*	(48,173)	(753,907)
Ichor Holdings Ltd. (Cayman Islands)*	(21,937)	(539,650)
Impinj, Inc.*	(7,704)	(173,571)
Inphi Corp.*	(98,829)	(3,617,141)
Integrated Device Technology, Inc.*	(13,378)	(397,728)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
IXYS Corp.*	(7,118)	$(170,476)
Lattice Semiconductor Corp.*	(49,161)	(284,151)
MACOM Technology Solutions Holdings, Inc.*	(32,703)	(1,064,156)
MaxLinear, Inc.*	(37,445)	(989,297)
Nanometrics, Inc.*	(10,384)	(258,769)
Photronics, Inc.*	(20,184)	(172,069)
Power Integrations, Inc.	(10,483)	(771,025)
Rudolph Technologies, Inc.*	(3,947)	(94,333)
Semtech Corp.*	(9,731)	(332,800)
Synaptics, Inc.*	(39,711)	(1,586,057)
Veeco Instruments, Inc.*	(48,202)	(715,800)
Xperi Corp.	(30,265)	(738,466)

		(22,225,227)

Software & Services — (11.8)%
8x8, Inc.*	(57,599)	(812,146)
Acxiom Corp.*	(50,530)	(1,392,607)
Alliance Data Systems Corp.	(2,472)	(626,603)
Apptio, Inc., Class A*	(9,228)	(217,043)
Automatic Data Processing, Inc.	(28,220)	(3,307,102)
Benefitfocus, Inc.*	(10,179)	(274,833)
Black Knight, Inc.*	(5,943)	(262,384)
Blackhawk Network Holdings, Inc.*	(85,398)	(3,044,439)
Blackline, Inc.*	(11,378)	(373,198)
Booz Allen Hamilton Holding Corp.	(3,260)	(124,304)
Box, Inc., Class A*	(22,236)	(469,624)
BroadSoft, Inc.*	(45,965)	(2,523,478)
Callidus Software, Inc.*	(36,778)	(1,053,690)
Carbonite, Inc.*	(27,775)	(697,152)
Cardtronics PLC, Class A (United Kingdom)*	(21,321)	(394,865)
Cloudera, Inc.*	(90,908)	(1,501,800)
Cornerstone OnDemand, Inc.*	(38,773)	(1,369,850)
Coupa Software, Inc.*	(27,414)	(855,865)
DXC Technology Co.	(2,738)	(259,836)
Ellie Mae, Inc.*	(12,575)	(1,124,205)
Everbridge, Inc.*	(16,180)	(480,870)
FireEye, Inc.*	(228,518)	(3,244,956)
FleetCor Technologies, Inc.*	(6,864)	(1,320,840)
Gartner, Inc.*	(4,031)	(496,418)
Globant SA (Luxembourg)*	(5,342)	(248,189)
Gogo, Inc.*	(147,708)	(1,666,146)
Hortonworks, Inc.*	(54,129)	(1,088,534)
HubSpot, Inc.*	(8,914)	(787,998)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Imperva, Inc.*	(16,457)	$(653,343)
Instructure, Inc.*	(22,556)	(746,604)
MuleSoft, Inc., Class A*	(70,512)	(1,640,109)
Nutanix, Inc., Class A*	(4,648)	(163,981)
Okta, Inc.*	(40,979)	(1,049,472)
Pandora Media, Inc.*	(350,202)	(1,687,974)
Paylocity Holding Corp.*	(8,684)	(409,538)
PayPal Holdings, Inc.*	(1,269)	(93,424)
Perficient, Inc.*	(1,495)	(28,510)
PROS Holdings, Inc.*	(28,612)	(756,787)
Q2 Holdings, Inc.*	(1,882)	(69,352)
Rapid7, Inc.*	(24,911)	(464,839)
Science Applications International Corp.	(25,048)	(1,917,925)
SecureWorks Corp., Class A*	(14,721)	(130,575)
Silver Spring Networks, Inc.*	(54,435)	(884,024)
Snap, Inc., Class A*	(178,898)	(2,613,700)
Tableau Software, Inc., Class A*	(8,424)	(582,941)
Take-Two Interactive Software, Inc.*	(9,024)	(990,655)
TeleTech Holdings, Inc.	(732)	(29,463)
Teradata Corp.*	(51,788)	(1,991,766)
TrueCar, Inc.*	(66,627)	(746,222)
Twilio, Inc., Class A*	(93,411)	(2,204,500)
Ultimate Software Group, Inc. (The)*	(357)	(77,908)
Vantiv, Inc., Class A*	(8,123)	(597,447)
Verint Systems, Inc.*	(1,950)	(81,608)
Virtusa Corp.*	(19,658)	(866,525)
Workday, Inc., Class A*	(2,466)	(250,891)
Workiva, Inc.*	(17,305)	(370,327)
Zendesk, Inc.*	(77,300)	(2,615,832)
Zynga, Inc., Class A*	(161,296)	(645,184)

		(55,380,401)

Technology Hardware & Equipment — (5.9)%
ADTRAN, Inc.	(5,275)	(102,071)
Belden, Inc.	(18,010)	(1,389,832)
BlackBerry Ltd. (Canada)*	(4,922)	(54,979)
Celestica, Inc. (Canada)*	(8,416)	(88,200)
Cray, Inc.*	(8,090)	(195,778)
Diebold Nixdorf, Inc.	(29,050)	(474,968)
Electronics For Imaging, Inc.*	(7,975)	(235,502)
FARO Technologies, Inc.*	(4,458)	(209,526)
Finisar Corp.*	(135,216)	(2,751,646)
Fitbit, Inc., Class A*	(510,032)	(2,912,283)
II-VI, Inc.*	(70,733)	(3,320,914)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Infinera Corp.*	(214,403)	$(1,357,171)
Insight Enterprises, Inc.*	(10,535)	(403,385)
Itron, Inc.*	(4,339)	(295,920)
Knowles Corp.*	(80,681)	(1,182,783)
Lumentum Holdings, Inc.*	(58,102)	(2,841,188)
Methode Electronics, Inc.	(5,865)	(235,186)
NETGEAR, Inc.*	(5,370)	(315,488)
NetScout Systems, Inc.*	(11,641)	(354,468)
Palo Alto Networks, Inc.*	(14,603)	(2,116,559)
Plexus Corp.*	(1,775)	(107,778)
Pure Storage, Inc., Class A*	(56,092)	(889,619)
ScanSource, Inc.*	(1,048)	(37,518)
Sierra Wireless, Inc. (Canada)*	(46,249)	(945,792)
Super Micro Computer, Inc.*	(58,172)	(1,217,249)
Tech Data Corp.*	(2,688)	(263,343)
ViaSat, Inc.*	(46,943)	(3,513,684)

		(27,812,830)

Telecommunication Services — (1.3)%
ATN International, Inc.	(2,947)	(162,851)
Boingo Wireless, Inc.*	(17,353)	(390,442)
Cincinnati Bell, Inc.*	(45,790)	(954,722)
Consolidated Communications Holdings, Inc.	(22,969)	(279,992)
General Communication, Inc., Class A*	(15,666)	(611,287)
Iridium Communications, Inc.*	(123,685)	(1,459,483)
ORBCOMM, Inc.*	(16,597)	(168,957)
Shenandoah Telecommunications Co.	(20,809)	(703,344)
Straight Path Communications, Inc., Class B*	(6,013)	(1,093,103)
TELUS Corp. (Canada)	(3,311)	(125,388)

		(5,949,569)

Transportation — (4.0)%
Air Transport Services Group, Inc.*	(48,221)	(1,115,834)
Allegiant Travel Co.	(10,496)	(1,624,256)
ArcBest Corp.	(12,792)	(457,314)
Atlas Air Worldwide Holdings, Inc.*	(40,477)	(2,373,976)
CSX Corp.	(36,288)	(1,996,203)
Daseke, Inc.*	(216)	(3,087)
Genesee & Wyoming, Inc., Class A*	(51,196)	(4,030,661)
Hub Group, Inc., Class A*	(23,976)	(1,148,450)
Kirby Corp.*	(1,256)	(83,901)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Knight-Swift Transportation Holdings, Inc.	(69,984)	$(3,059,700)
Ryder System, Inc.	(5,456)	(459,232)
SkyWest, Inc.	(21,005)	(1,115,366)
Spirit Airlines, Inc.*	(28,055)	(1,258,267)
Student Transportation, Inc. (Canada)	(120)	(737)

		(18,726,984)

TOTAL COMMON STOCK (Proceeds $445,608,497)		(450,158,444)

TOTAL SECURITES SOLD SHORT - (95.9)%		(450,158,444)

(Proceeds $445,608,497)

OTHER ASSETS IN EXCESS OF LIABILITIES - 75.1%		352,587,936

NET ASSETS - 100.0%		$469,318,945

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2017, the market value of securities on loan was $45,564,431.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 121.3%
COMMON STOCKS — 121.3%
Automobiles & Components — 1.7%
General Motors Co.†	1,708	$70,011
Harley-Davidson, Inc.†(a)	203	10,329

		80,340

Capital Goods — 12.2%
3M Co.†	2	471
Acuity Brands, Inc.†	51	8,976
Allegion PLC (Ireland)†	114	9,070
AMETEK, Inc.†	249	18,045
Boeing Co. (The)†	384	113,245
Caterpillar, Inc.†	715	112,670
Cummins, Inc.†	198	34,975
Deere & Co.†	65	10,173
Eaton Corp. PLC (Ireland)†	498	39,347
Fastenal Co.†	94	5,141
Flowserve Corp.	21	885
Fortune Brands Home & Security, Inc.†	183	12,525
Honeywell International, Inc.†	108	16,563
Ingersoll-Rand PLC (Ireland)†	301	26,846
Jacobs Engineering Group, Inc.†	145	9,564
Johnson Controls International PLC (Ireland)†	1,115	42,493
L3 Technologies, Inc.†	93	18,400
Masco Corp.†	375	16,478
PACCAR, Inc.†	40	2,843
Pentair PLC (Ireland)†	219	15,466
Rockwell Collins, Inc.†	195	26,446
Snap-on, Inc.†	37	6,449
TransDigm Group, Inc.†	49	13,456
United Technologies Corp.†	63	8,037
WW Grainger, Inc.†(a)	69	16,301

		584,865

Commercial & Professional Services — 0.7%
Cintas Corp.	33	5,142
Nielsen Holdings PLC (United Kingdom)†	428	15,579
Robert Half International, Inc.†	151	8,387
Waste Management, Inc.†	42	3,625

		32,733

Consumer Durables & Apparel — 1.3%
DR Horton, Inc.†	21	1,072
Garmin Ltd. (Switzerland)†	226	13,463
Hanesbrands, Inc.†(a)	439	9,179

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Michael Kors Holdings Ltd. (British Virgin Islands)†*	148	$9,317
PulteGroup, Inc.†	71	2,361
PVH Corp.†	19	2,607
Ralph Lauren Corp.†(a)	98	10,162
Whirlpool Corp.†	86	14,503

		62,664

Consumer Services — 3.9%
Carnival Corp. (Panama)	863	57,277
Hilton Worldwide Holdings, Inc.†	385	30,746
Marriott International, Inc., Class A†	402	54,563
Royal Caribbean Cruises Ltd. (Liberia)†	258	30,774
Wyndham Worldwide Corp.†	122	14,136

		187,496

Diversified Financials — 4.6%
BlackRock, Inc.†	146	75,002
E*TRADE Financial Corp.†*	40	1,983
Franklin Resources, Inc.†	667	28,901
Invesco Ltd. (Bermuda)†	489	17,868
Moody’s Corp.†	229	33,803
Nasdaq, Inc.†	201	15,443
Northern Trust Corp.	5	499
S&P Global, Inc.†	83	14,060
T Rowe Price Group, Inc.†	292	30,640

		218,199

Energy — 6.1%
Apache Corp.†	458	19,337
ConocoPhillips†	1,437	78,877
Marathon Petroleum Corp.†	587	38,730
Noble Energy, Inc.†	576	16,785
ONEOK, Inc.†	234	12,507
Phillips 66†	610	61,702
TechnipFMC PLC (United Kingdom)†	562	17,596
Valero Energy Corp.†	527	48,437

		293,971

Food & Staples Retailing — 5.4%
CVS Health Corp.†	1,218	88,305
Kroger Co. (The)†	1,059	29,070
Sysco Corp.†	339	20,587
Walgreens Boots Alliance, Inc.†	1,231	89,395
Wal-Mart Stores, Inc.†	318	31,402

		258,759

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 7.5%
Altria Group, Inc.†	1,044	$74,552
Coca-Cola Co. (The)†	1,912	87,723
Conagra Brands, Inc.†	481	18,119
Dr Pepper Snapple Group, Inc.†	217	21,062
General Mills, Inc.	333	19,744
Hormel Foods Corp.†	361	13,137
Kellogg Co.	44	2,991
Molson Coors Brewing Co., Class B†	258	21,174
PepsiCo, Inc.†	118	14,151
Philip Morris International, Inc.†	466	49,233
Tyson Foods, Inc., Class A†	441	35,752

		357,638

Health Care Equipment & Services — 12.5%
Abbott Laboratories†	1,506	85,947
Aetna, Inc.†	392	70,713
AmerisourceBergen Corp.†	262	24,057
Anthem, Inc.†	310	69,753
Cardinal Health, Inc.†	206	12,622
Centene Corp.†*	208	20,983
Cigna Corp.†	297	60,318
Danaher Corp.	33	3,063
DaVita, Inc.†	53	3,829
Envision Healthcare Corp.†*	146	5,046
Express Scripts Holding Co.†*	681	50,830
Humana, Inc.†	172	42,668
Laboratory Corp. of America Holdings†*	124	19,779
McKesson Corp.†	119	18,558
Quest Diagnostics, Inc.†	164	16,152
UnitedHealth Group, Inc.†	285	62,831
Universal Health Services, Inc., Class B†	114	12,922
Varian Medical Systems, Inc.†*	82	9,114
Zimmer Biomet Holdings, Inc.†	65	7,844

		597,029

Household & Personal Products — 1.1%
Clorox Co. (The)†	155	23,055
Kimberly-Clark Corp.†	249	30,044

		53,099

Insurance — 2.4%
Aon PLC (United Kingdom)†	302	40,468
Everest Re Group Ltd. (Bermuda)†	24	5,310
Marsh & McLennan Cos., Inc.†	615	50,055

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Principal Financial Group, Inc.†	134	$9,455
Progressive Corp. (The)†	195	10,982

		116,270

Materials — 5.1%
Air Products & Chemicals, Inc.†	205	33,636
Avery Dennison Corp.†	38	4,365
Ball Corp.†	421	15,935
Eastman Chemical Co.†	173	16,027
Freeport-McMoRan, Inc.†*	1,740	32,990
International Flavors & Fragrances, Inc.†	28	4,273
LyondellBasell Industries NV, Class A (Netherlands)†	474	52,292
Newmont Mining Corp.†	641	24,050
Nucor Corp.†	10	636
Packaging Corp. of America†	113	13,622
PPG Industries, Inc.†	309	36,097
Sealed Air Corp.†	217	10,698

		244,621

Media — 5.4%
Comcast Corp., Class A†	265	10,613
Discovery Communications, Inc., Class A†(a) *	687	15,375
Interpublic Group of Cos., Inc. (The)†	467	9,415
News Corp., Class A†	700	11,347
Omnicom Group, Inc.†	277	20,174
Scripps Networks Interactive, Inc., Class A†	157	13,405
Time Warner, Inc.†	936	85,616
Twenty-First Century Fox, Inc., Class A†	2,226	76,864
Viacom, Inc., Class B†	484	14,912

		257,721

Pharmaceuticals, Biotechnology & Life Sciences — 14.2%
AbbVie, Inc.†	951	91,971
Amgen, Inc.†	501	87,124
Biogen, Inc.†*	255	81,235
Bristol-Myers Squibb Co.†	151	9,253
Celgene Corp.†*	873	91,106
Eli Lilly & Co.†	585	49,409
Gilead Sciences, Inc.†	1,571	112,546
Johnson & Johnson†	569	79,501

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Merck & Co., Inc.†	1,359	$76,471

		678,616

Real Estate — 1.9%
Alexandria Real Estate Equities, Inc., REIT†	113	14,757
AvalonBay Communities, Inc., REIT† .	66	11,775
Digital Realty Trust, Inc., REIT†	31	3,531
Mid-America Apartment Communities,
Inc., REIT†	136	13,676
Realty Income Corp., REIT†	45	2,566
Regency Centers Corp., REIT†	203	14,044
Weyerhaeuser Co., REIT†	905	31,910

		92,259

Retailing — 8.5%
Advance Auto Parts, Inc.†	89	8,872
Amazon.com, Inc.	2	2,339
AutoZone, Inc.†*	33	23,475
Best Buy Co., Inc.†	31	2,123
Dollar General Corp.	3	279
Dollar Tree, Inc.†	40	4,292
Foot Locker, Inc.†	148	6,938
Gap, Inc. (The)	1	34
Genuine Parts Co.†	177	16,817
Home Depot, Inc. (The)†	350	66,336
Kohl’s Corp.†(a)	202	10,954
Lowe’s Cos., Inc.†	999	92,847
O’Reilly Automotive, Inc.†*	102	24,535
Priceline Group, Inc. (The)†*	61	106,002
Ross Stores, Inc.†	260	20,865
Signet Jewelers Ltd. (Bermuda)†(a)	73	4,128
Target Corp.†	65	4,241
TJX Cos., Inc. (The)	16	1,223
Tractor Supply Co.†	152	11,362

		407,662

Semiconductors & Semiconductor Equipment — 7.3%
Analog Devices, Inc.†	443	39,440
Applied Materials, Inc.†	1,274	65,127
Intel Corp.†	580	26,773
KLA-Tencor Corp.†	189	19,858
Lam Research Corp.†	215	39,575
Micron Technology, Inc.†*	1,555	63,942
QUALCOMM, Inc.†	351	22,471

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Skyworks Solutions, Inc.†	221	$20,984
Texas Instruments, Inc.†	482	50,340

		348,510

Software & Services — 3.1%
Accenture PLC, Class A (Ireland)†	185	28,322
CA, Inc.†	497	16,540
Citrix Systems, Inc.†*	67	5,896
eBay, Inc.†*	364	13,737
Electronic Arts, Inc.†*	136	14,288
Oracle Corp.†	832	39,337
Total System Services, Inc.†	167	13,208
Visa, Inc., Class A†	140	15,963

		147,291

Technology Hardware & Equipment — 6.6%
Apple, Inc.†	394	66,677
Cisco Systems, Inc.†	1,859	71,200
F5 Networks, Inc.†*	76	9,973
Harris Corp.†	144	20,398
Hewlett Packard Enterprise Co.†	1,860	26,710
HP, Inc.†	1,978	41,558
Juniper Networks, Inc.†	454	12,939
NetApp, Inc.†	239	13,221
Seagate Technology PLC (Ireland)†(a)	347	14,518
Western Digital Corp.†	355	28,233
Xerox Corp.†	314	9,153

		314,580

Telecommunication Services — 2.6%
AT&T, Inc.†	477	18,546
CenturyLink, Inc.†	661	11,025
Verizon Communications, Inc.†	1,808	95,697

		125,268

Transportation — 4.6%
Alaska Air Group, Inc.†	149	10,953
American Airlines Group, Inc.†	577	30,021
Delta Air Lines, Inc.†	857	47,992
Expeditors International of Washington, Inc.†	66	4,270
Kansas City Southern†	124	13,047
Norfolk Southern Corp.†	244	35,356
Southwest Airlines Co.†	317	20,748
Union Pacific Corp.†	272	36,475
United Continental Holdings, Inc.†*	318	21,433

		220,295

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 2.6%
CenterPoint Energy, Inc.†	314	$8,905
Duke Energy Corp.†	826	69,475
FirstEnergy Corp.†	535	16,382
NRG Energy, Inc.†	381	10,851
PG&E Corp.	66	2,959
Pinnacle West Capital Corp.†	134	11,414
SCANA Corp.†	172	6,841

		126,827

TOTAL COMMON STOCKS (Cost $5,271,636)		5,806,713

TOTAL LONG POSITIONS - 121.3% (Cost $5,271,636)		5,806,713

SHORT POSITIONS — (96.3)%
COMMON STOCKS — (96.3)%
Automobiles & Components — (1.6)%
Aptiv PLC (Jersey)	(254)	(21,547)
Ford Motor Co.	(3,786)	(47,287)
Goodyear Tire & Rubber Co. (The)	(235)	(7,593)

		(76,427)

Banks — (3.3)%
Bank of America Corp.	(632)	(18,657)
BB&T Corp.	(486)	(24,164)
Citigroup, Inc.	(215)	(15,998)
Citizens Financial Group, Inc.	(10)	(420)
Fifth Third Bancorp	(673)	(20,419)
M&T Bank Corp.	(107)	(18,296)
Regions Financial Corp.	(1,111)	(19,198)
SunTrust Banks, Inc.	(112)	(7,234)
US Bancorp	(11)	(589)
Wells Fargo & Co.	(516)	(31,306)

		(156,281)

Capital Goods — (3.5)%
AO Smith Corp.	(164)	(10,050)
Arconic, Inc.	(8)	(218)
Fluor Corp.	(134)	(6,921)
Fortive Corp.	(332)	(24,020)
General Dynamics Corp.	(195)	(39,673)
Illinois Tool Works, Inc.	(26)	(4,338)
Lockheed Martin Corp.	(4)	(1,284)
Northrop Grumman Corp.	(131)	(40,205)
Quanta Services, Inc.*	(148)	(5,788)
Raytheon Co.	(109)	(20,476)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.	(6)	$(1,018)
United Rentals, Inc.*	(80)	(13,753)

		(167,744)

Commercial & Professional Services — (1.0)%
Equifax, Inc.	(115)	(13,561)
IHS Markit Ltd. (Bermuda)*	(381)	(17,202)
Verisk Analytics, Inc.*	(163)	(15,648)

		(46,411)

Consumer Durables & Apparel — (3.2)%
Hasbro, Inc.	(118)	(10,725)
Leggett & Platt, Inc.	(127)	(6,062)
Mattel, Inc.	(327)	(5,029)
Mohawk Industries, Inc.*	(70)	(19,313)
Newell Brands, Inc.	(468)	(14,461)
NIKE, Inc., Class B	(864)	(54,043)
Tapestry, Inc.	(270)	(11,942)
Under Armour, Inc., Class C*	(421)	(5,608)
VF Corp.	(376)	(27,824)

		(155,007)

Consumer Services — (3.4)%
Chipotle Mexican Grill, Inc.*	(27)	(7,804)
Darden Restaurants, Inc.	(119)	(11,426)
McDonald’s Corp.	(155)	(26,679)
MGM Resorts International	(539)	(17,997)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(217)	(11,555)
Starbucks Corp.	(1,221)	(70,122)
Wynn Resorts Ltd.	(98)	(16,522)

		(162,105)

Diversified Financials — (2.9)%
Affiliated Managers Group, Inc.	(40)	(8,210)
Ameriprise Financial, Inc.	(142)	(24,065)
Berkshire Hathaway, Inc., Class B*	(114)	(22,597)
Cboe Global Markets, Inc.	(28)	(3,489)
CME Group, Inc.	(291)	(42,501)
Intercontinental Exchange, Inc.	(559)	(39,443)

		(140,305)

Energy — (8.3)%
Anadarko Petroleum Corp.	(526)	(28,215)
Andeavor	(148)	(16,922)
Chesapeake Energy Corp.*	(866)	(3,429)
Chevron Corp.	(182)	(22,785)
Cimarex Energy Co.	(90)	(10,981)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Concho Resources, Inc.*	(141)	$(21,181)
Devon Energy Corp.	(500)	(20,700)
EOG Resources, Inc.	(379)	(40,898)
EQT Corp.	(165)	(9,392)
Halliburton Co.	(730)	(35,675)
Helmerich & Payne, Inc.	(103)	(6,658)
Hess Corp.	(302)	(14,336)
Kinder Morgan, Inc.	(2,183)	(39,447)
Marathon Oil Corp.	(810)	(13,713)
National Oilwell Varco, Inc.	(363)	(13,075)
Newfield Exploration Co.*	(189)	(5,959)
Occidental Petroleum Corp.	(420)	(30,937)
Pioneer Natural Resources Co.	(162)	(28,002)
Range Resources Corp.	(236)	(4,026)
Schlumberger Ltd. (Curacao)	(74)	(4,987)
Williams Cos., Inc. (The)	(788)	(24,026)

		(395,344)

Food & Staples Retailing — (0.9)%
Costco Wholesale Corp.	(228)	(42,435)

Food, Beverage & Tobacco — (2.9)%
Archer-Daniels-Midland Co.	(534)	(21,403)
Brown-Forman Corp., Class B	(366)	(25,133)
Campbell Soup Co.	(18)	(866)
Constellation Brands, Inc., Class A	(187)	(42,743)
Hershey Co. (The)	(201)	(22,816)
JM Smucker Co. (The)	(30)	(3,727)
McCormick & Co., Inc., non-voting shares	(125)	(12,739)
Mondelez International, Inc., Class A	(251)	(10,743)

		(140,170)

Health Care Equipment & Services — (8.2)%
Align Technology, Inc.*	(77)	(17,109)
Baxter International, Inc.	(520)	(33,613)
Becton Dickinson and Co.	(254)	(54,273)
Boston Scientific Corp.*	(915)	(22,683)
Cerner Corp.*	(329)	(22,171)
DENTSPLY SIRONA, Inc.	(219)	(14,417)
Edwards Lifesciences Corp.*	(7)	(789)
HCA Healthcare, Inc.*	(341)	(29,953)
Henry Schein, Inc.*	(150)	(10,482)
Hologic, Inc.*	(99)	(4,232)
IDEXX Laboratories, Inc.*	(84)	(13,136)
Intuitive Surgical, Inc.*	(107)	(39,049)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Medtronic PLC (Ireland)	(735)	$(59,351)
Patterson Cos., Inc.	(91)	(3,288)
ResMed, Inc.	(136)	(11,518)
Stryker Corp.	(357)	(55,278)

		(391,342)

Household & Personal Products — (1.8)%
Church & Dwight Co., Inc.	(239)	(11,991)
Coty, Inc., Class A	(714)	(14,201)
Estee Lauder Cos., Inc. (The), Class A	(360)	(45,806)
Procter & Gamble Co. (The)	(158)	(14,517)

		(86,515)

Insurance — (5.7)%
Aflac, Inc.	(376)	(33,005)
Allstate Corp. (The)	(68)	(7,120)
American International Group, Inc.	(839)	(49,988)
Arthur J Gallagher & Co.	(21)	(1,329)
Assurant, Inc.	(52)	(5,244)
Chubb Ltd. (Switzerland)	(151)	(22,066)
Cincinnati Financial Corp.	(157)	(11,770)
Hartford Financial Services Group,
Inc. (The)	(341)	(19,191)
Lincoln National Corp.	(210)	(16,143)
MetLife, Inc.	(569)	(28,769)
Prudential Financial, Inc.	(405)	(46,567)
Torchmark Corp.	(38)	(3,447)
Travelers Cos, Inc. (The)	(1)	(136)
Unum Group	(214)	(11,746)
Willis Towers Watson PLC (Ireland)	(126)	(18,987)

		(275,508)

Materials — (4.9)%
Albemarle Corp.	(106)	(13,556)
DowDuPont, Inc.	(1,290)	(91,874)
Ecolab, Inc.	(253)	(33,948)
International Paper Co.	(394)	(22,828)
Martin Marietta Materials, Inc.	(60)	(13,262)
Mosaic Co. (The)	(334)	(8,570)
Sherwin-Williams Co. (The)	(89)	(36,494)
Vulcan Materials Co.	(127)	(16,303)

		(236,835)

Media — (1.9)%
Charter Communications, Inc., Class A*	(175)	(58,793)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
DISH Network Corp., Class A*	(36)	$(1,719)
Walt Disney Co. (The)	(268)	(28,813)

		(89,325)

Pharmaceuticals, Biotechnology & Life Sciences — (6.8)%
Agilent Technologies, Inc.	(307)	(20,560)
Alexion Pharmaceuticals, Inc.*	(213)	(25,473)
Allergan PLC (Ireland)	(65)	(10,633)
Illumina, Inc.*	(139)	(30,370)
Incyte Corp.*	(209)	(19,794)
IQVIA Holdings, Inc.*	(226)	(22,125)
Mettler-Toledo International, Inc.*	(25)	(15,488)
Mylan NV (Netherlands)*	(28)	(1,185)
PerkinElmer, Inc.	(106)	(7,751)
Perrigo Co. PLC (Ireland)	(135)	(11,767)
Pfizer, Inc.	(666)	(24,123)
Thermo Fisher Scientific, Inc.	(382)	(72,534)
Vertex Pharmaceuticals, Inc.*	(245)	(36,716)
Waters Corp.*	(16)	(3,091)
Zoetis, Inc.	(359)	(25,862)

		(327,472)

Real Estate — (6.9)%
American Tower Corp., REIT	(369)	(52,645)
Apartment Investment & Management Co., Class A, REIT	(150)	(6,556)
Boston Properties, Inc., REIT	(17)	(2,211)
CBRE Group, Inc., Class A*	(323)	(13,989)
Crown Castle International Corp., REIT	(387)	(42,961)
Duke Realty Corp., REIT	(35)	(952)
Equinix, Inc., REIT	(74)	(33,538)
Equity Residential, REIT	(264)	(16,835)
Extra Space Storage, Inc., REIT	(121)	(10,581)
GGP, Inc., REIT	(286)	(6,690)
HCP, Inc., REIT	(448)	(11,684)
Host Hotels & Resorts, Inc., REIT	(705)	(13,994)
Iron Mountain, Inc., REIT	(255)	(9,621)
Macerich Co. (The), REIT	(135)	(8,867)
Prologis, Inc., REIT	(508)	(32,771)
Public Storage, REIT	(25)	(5,225)
SBA Communications Corp., REIT*	(113)	(18,460)
SL Green Realty Corp., REIT	(93)	(9,386)
UDR, Inc., REIT	(256)	(9,861)
Ventas, Inc., REIT	(53)	(3,181)
Vornado Realty Trust, REIT	(86)	(6,723)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Welltower, Inc., REIT	(249)	$(15,879)

		(332,610)

Retailing — (3.0)%
CarMax, Inc.*	(174)	(11,159)
L Brands, Inc.	(268)	(16,139)
LKQ Corp.*	(295)	(11,998)
Macy’s, Inc.	(291)	(7,330)
Netflix, Inc.*	(412)	(79,088)
Nordstrom, Inc.	(4)	(190)
Tiffany & Co.	(28)	(2,911)
TripAdvisor, Inc.*	(133)	(4,583)
Ulta Beauty, Inc.*	(58)	(12,972)

		(146,370)

Semiconductors & Semiconductor Equipment — (2.6)%
Advanced Micro Devices, Inc.*	(1,015)	(10,434)
Broadcom Ltd. (Singapore)	(29)	(7,450)
Microchip Technology, Inc.	(250)	(21,970)
NVIDIA Corp.	(306)	(59,211)
Qorvo, Inc.*	(122)	(8,125)
Xilinx, Inc.	(237)	(15,979)

		(123,169)

Software & Services — (13.5)%
Activision Blizzard, Inc.	(721)	(45,654)
Adobe Systems, Inc.*	(216)	(37,852)
Akamai Technologies, Inc.*	(162)	(10,536)
Alliance Data Systems Corp.	(53)	(13,434)
ANSYS, Inc.*	(81)	(11,955)
Autodesk, Inc.*	(209)	(21,909)
Automatic Data Processing, Inc.	(424)	(49,689)
Cadence Design Systems, Inc.*	(270)	(11,291)
CSRA, Inc.	(19)	(568)
DXC Technology Co.	(271)	(25,718)
Facebook, Inc., Class A*	(260)	(45,880)
Fidelity National Information Services, Inc.	(318)	(29,921)
Fiserv, Inc.*	(172)	(22,554)
Gartner, Inc.*	(86)	(10,591)
Global Payments, Inc.	(131)	(13,131)
International Business Machines Corp.	(266)	(40,810)
Intuit, Inc.	(243)	(38,341)
Microsoft Corp.	(208)	(17,792)
PayPal Holdings, Inc.*	(961)	(70,749)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Red Hat, Inc.*	(169)	$(20,297)
salesforce.com, Inc.*	(688)	(70,334)
Synopsys, Inc.*	(144)	(12,275)
VeriSign, Inc.*	(129)	(14,763)
Western Union Co. (The)	(438)	(8,326)

		(644,370)

Technology Hardware & Equipment — (1.8)%
Amphenol Corp., Class A	(306)	(26,867)
Corning, Inc.	(828)	(26,488)
TE Connectivity Ltd. (Switzerland)	(336)	(31,933)

		(85,288)

Transportation — (2.6)%
CH Robinson Worldwide, Inc.	(134)	(11,938)
CSX Corp.	(18)	(990)
FedEx Corp.	(255)	(63,633)
JB Hunt Transport Services, Inc.	(97)	(11,153)
United Parcel Service, Inc., Class B	(301)	(35,864)

		(123,578)

Utilities — (5.6)%
Alliant Energy Corp.	(220)	(9,374)
American Electric Power Co., Inc.	(468)	(34,431)
American Water Works Co., Inc.	(93)	(8,509)
CMS Energy Corp.	(268)	(12,676)
Consolidated Edison, Inc.	(131)	(11,128)
Dominion Energy, Inc.	(402)	(32,586)
Edison International	(299)	(18,909)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Entergy Corp.	(171)	$(13,918)
Eversource Energy	(230)	(14,531)
NextEra Energy, Inc.	(92)	(14,369)
NiSource, Inc.	(320)	(8,214)
PPL Corp.	(655)	(20,272)
Public Service Enterprise Group, Inc.	(481)	(24,772)
Sempra Energy	(171)	(18,283)
WEC Energy Group, Inc.	(300)	(19,927)
Xcel Energy, Inc.	(104)	(5,003)

		(266,902)

TOTAL COMMON STOCK (Proceeds $4,482,882)		(4,611,513)

TOTAL SECURITES SOLD SHORT - (96.3)% (Proceeds $4,482,882)		(4,611,513)

OTHER ASSETS IN EXCESS OF LIABILITIES - 75.0%		3,592,348

NET ASSETS - 100.0%		$4,787,548

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2017, the market value of securities on loan was $13,878.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.2%
Automobiles & Components — 3.4%
BorgWarner, Inc.	12	$613
Fiat Chrysler Automobiles NV (Netherlands)	2,435	43,440
General Motors Co.	1,508	61,813
Lear Corp.(a)	958	169,240
Magna International, Inc. (Canada)	26	1,473
Thor Industries, Inc.(a)	840	126,605
Visteon Corp.*	602	75,334

		478,518

Capital Goods — 18.5%
Acuity Brands, Inc.(a)	418	73,568
AGCO Corp.	226	16,143
Allegion PLC (Ireland)	914	72,718
Allison Transmission Holdings, Inc.(a)	5,746	247,480
AMETEK, Inc.(a)	945	68,484
Beacon Roofing Supply, Inc.*	1,886	120,251
BWX Technologies, Inc.(a)	1,979	119,710
Caterpillar, Inc.(a)	781	123,070
Cummins, Inc.(a)	814	143,785
Curtiss-Wright Corp.	67	8,164
Eaton Corp. PLC (Ireland)(a)	1,767	139,611
Fortune Brands Home & Security, Inc.	127	8,692
Generac Holdings, Inc.*	1,927	95,425
Graco, Inc.	41	1,854
HD Supply Holdings, Inc.(a)*	4,676	187,180
Hillenbrand, Inc.	84	3,755
Huntington Ingalls Industries, Inc.(a)	667	157,212
Johnson Controls International PLC (Ireland)(a)	5,495	209,415
L3 Technologies, Inc.(a)	491	97,144
Masco Corp.(a)	2,628	115,474
Navistar International Corp.*	868	37,220
Orbital ATK, Inc.(a)	890	117,035
Pentair PLC (Ireland)	10	706
Rexnord Corp.(a)*	3,339	86,881
Rockwell Collins, Inc.(a)	563	76,354
TransDigm Group, Inc.(a)	573	157,357
Trex Co., Inc.(a)*	908	98,418
Woodward, Inc.	336	25,717
Xylem, Inc.	17	1,159

		2,609,982

Commercial & Professional Services — 3.3%
Brink’s Co. (The)	996	78,385
Copart, Inc.*	22	950

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Deluxe Corp.(a)	1,205	$92,592
ManpowerGroup, Inc.	201	25,348
MSA Safety, Inc.	89	6,899
Nielsen Holdings PLC (United Kingdom)(a)	4,713	171,553
TransUnion*	474	26,051
TriNet Group, Inc.*	1,342	59,504

		461,282

Consumer Durables & Apparel — 2.9%
Garmin Ltd. (Switzerland)	100	5,957
Hanesbrands, Inc.(a)	5,162	107,937
Polaris Industries, Inc.(a)	1,022	126,718
Ralph Lauren Corp.(a)	1,052	109,082
Tupperware Brands Corp.	964	60,443

		410,137

Consumer Services — 8.3%
Aramark	1,504	64,281
Boyd Gaming Corp.	571	20,014
Carnival Corp. (Panama)	337	22,367
Choice Hotels International, Inc.	2	155
Grand Canyon Education, Inc.(a)*	534	47,809
Hilton Worldwide Holdings, Inc.(a)	1,855	148,140
Las Vegas Sands Corp.	719	49,963
Marriott International, Inc., Class A(a)	1,372	186,222
Restaurant Brands International, Inc. (Canada)	1,429	87,855
Royal Caribbean Cruises Ltd. (Liberia)(a)	1,185	141,347
ServiceMaster Global Holdings, Inc.*	1,082	55,474
Six Flags Entertainment Corp.	1,317	87,673
Stars Group, Inc. (The) (Canada)*	1,016	23,673
Weight Watchers International,
Inc.(a)*	2,855	126,420
Wyndham Worldwide Corp.	55	6,373
Wynn Resorts Ltd.	326	54,960
Yum! Brands, Inc.	684	55,821

		1,178,547

Food & Staples Retailing — 2.2%
CVS Health Corp.(a)	1,499	108,678
Kroger Co. (The)(a)	6,857	188,225
Sysco Corp.(a)	96	5,830

		302,733

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 5.5%
Coca-Cola Co. (The)(a)	3,044	$139,659
Flowers Foods, Inc.	4,745	91,626
Kraft Heinz Co. (The)	829	64,463
National Beverage Corp.(a)	847	82,532
Sanderson Farms, Inc.(a)	1,432	198,733
Tyson Foods, Inc., Class A(a)	2,488	201,702

		778,715

Health Care Equipment & Services — 2.3%
ABIOMED, Inc.*	93	17,429
Align Technology, Inc.*	32	7,110
Boston Scientific Corp.*	2,523	62,545
Cooper Cos., Inc. (The)	178	38,783
Cotiviti Holdings, Inc.*	1,364	43,934
Patterson Cos., Inc.	1,370	49,498
Quest Diagnostics, Inc.(a)	984	96,914
Veeva Systems, Inc., Class A*	19	1,050
Zimmer Biomet Holdings, Inc.	2	241

		317,504

Household & Personal Products — 1.5%
Edgewell Personal Care Co.(a)*	2,047	121,571
Energizer Holdings, Inc.	308	14,778
Spectrum Brands Holdings, Inc.	672	75,533

		211,882

Media — 5.2%
AMC Networks, Inc., Class A(a)*	1,777	96,100
Discovery Communications, Inc., Class A(a) *	7,982	178,637
Interpublic Group of Cos., Inc. (The)(a)	3,127	63,040
John Wiley & Sons, Inc., Class A	352	23,144
News Corp., Class A	80	1,297
Omnicom Group, Inc.(a)	568	41,367
Scripps Networks Interactive, Inc., Class A(a)	901	76,927
Shaw Communications, Inc., Class B (Canada)	1,018	23,241
Sirius XM Holdings, Inc.	8,780	47,061
Time Warner, Inc.(a)	2,068	189,160

		739,974

Pharmaceuticals, Biotechnology & Life Sciences — 10.3%
Amgen, Inc.(a)	1,035	179,986
Biogen, Inc.(a)*	500	159,285
Bioverativ, Inc.(a)*	4,038	217,729

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Celgene Corp.(a)*	942	$98,307
Eli Lilly & Co.(a)	2,076	175,339
Exelixis, Inc.*	2,817	85,637
Gilead Sciences, Inc.	1,636	117,203
Jazz Pharmaceuticals PLC (Ireland)*	128	17,235
Ligand Pharmaceuticals, Inc.*	241	33,000
Merck & Co., Inc.(a)	1,907	107,307
PerkinElmer, Inc.	49	3,583
Prestige Brands Holdings, Inc.*	175	7,772
Regeneron Pharmaceuticals, Inc.(a)*	272	102,261
United Therapeutics Corp.(a)*	1,055	156,087
Waters Corp.*	3	580

		1,461,311

Retailing — 3.6%
Expedia, Inc.	375	44,914
Kohl’s Corp.(a)	1,546	83,840
Pool Corp.	124	16,077
Priceline Group, Inc. (The)*	102	177,250
Sally Beauty Holdings, Inc.*	10	188
Signet Jewelers Ltd. (Bermuda)(a)	2,277	128,764
Tractor Supply Co.(a)	834	62,342

		513,375

Semiconductors & Semiconductor Equipment — 13.0%
Advanced Energy Industries, Inc.(a)*	853	57,560
Analog Devices, Inc.(a)	1,735	154,467
Applied Materials, Inc.(a)	2,951	150,855
Entegris, Inc.	1,997	60,809
First Solar, Inc.(a)*	2,450	165,424
KLA-Tencor Corp.(a)	1,531	160,862
Lam Research Corp.(a)	923	169,897
Marvell Technology Group Ltd. (Bermuda)	3,449	74,050
Maxim Integrated Products, Inc.	82	4,287
Micron Technology, Inc.(a)*	3,005	123,566
MKS Instruments, Inc.(a)	1,786	168,777
ON Semiconductor Corp.(a)*	7,799	163,311
Skyworks Solutions, Inc.(a)	1,458	138,437
Teradyne, Inc.(a)	4,318	180,795
Versum Materials, Inc.	1,621	61,355

		1,834,452

Software & Services — 4.9%
CACI International, Inc., Class A*	89	11,779

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Conduent, Inc.(a)*	6,310	$101,970
Electronic Arts, Inc.(a)*	1,145	120,294
Euronet Worldwide, Inc.(a)*	1,196	100,787
Fair Isaac Corp.	71	10,877
j2 Global, Inc.	445	33,388
Leidos Holdings, Inc.(a)	1,610	103,958
LogMeIn, Inc.	447	51,182
Oracle Corp.	1,524	72,055
Red Hat, Inc.*	1	120
Sabre Corp.	328	6,724
Symantec Corp.(a)	2,920	81,935

		695,069

Technology Hardware & Equipment — 5.5%
Arista Networks, Inc.(a)*	387	91,169
AVX Corp.	363	6,280
Ciena Corp.*	3,138	65,678
Harris Corp.	76	10,765
HP, Inc.(a)	7,350	154,424
IPG Photonics Corp.*	455	97,429
Littelfuse, Inc.	304	60,137
Ubiquiti Networks, Inc.*	881	62,569
Vishay Intertechnology, Inc.	2,974	61,710
Western Digital Corp.(a)	2,023	160,889
Xerox Corp.	372	10,844

		781,894

Telecommunication Services — 1.8%
Rogers Communications, Inc., Class B (Canada)	198	10,084
Sprint Corp.(a)*	27,031	159,213
T-Mobile US, Inc.(a)*	1,129	71,703
United States Cellular Corp.*	337	12,681

		253,681

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 2.0%
Canadian National Railway Co. (Canada)	2,091	$172,508
Canadian Pacific Railway Ltd. (Canada)(a)	385	70,363
Kansas City Southern(a)	428	45,034

		287,905

TOTAL COMMON STOCKS - 94.2%
(Cost $12,831,926)		13,316,961

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8%		815,715

NET ASSETS - 100.0%		$14,132,676

(a)	Security position is either entirely or partially designated as collateral for total return swap.
*	Non-income producing.

PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

Over-the-counter total return basket swap outstanding as of December 31, 2017.

The Fund maintains a basket of short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swap or upon termination. The basket matures on August 6, 2019, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week.

The following table represents the individual short positions and related values within the total return basket swap at December 31, 2017:

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	08/06/19	(2,221)	$(174,380)	$(329)	$(329)
Delphi Technologies PLC (Jersey)	Morgan Stanely	08/06/19	—	(17)	(1)	(1)
Drew Industries, Inc.	Morgan Stanley	08/06/19	(555)	(66,369)	(6,017)	(6,017)
Ford Motor Co.	Morgan Stanley	08/06/19	(13,227)	(160,409)	(4,770)	(4,770)
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	08/06/19	(6,260)	(196,710)	(6,187)	(6,187)

			(22,263)	(597,885)	(17,304)	(17,304)

Capital Goods
AO Smith Corp.	Morgan Stanley	08/06/19	(1,306)	(78,508)	(1,539)	(1,539)
Colfax Corp.	Morgan Stanley	08/06/19	(2,660)	(102,898)	(2,384)	(2,384)
Donaldson Co., Inc.	Morgan Stanley	08/06/19	(902)	(43,651)	(518)	(518)
Emerson Electric Co.	Morgan Stanley	08/06/19	(1,052)	(70,976)	(2,264)	(2,264)
EnerSys	Morgan Stanley	08/06/19	(458)	(31,272)	(657)	(657)
Esterline Technologies Corp.	Morgan Stanely	08/06/19	(217)	(20,779)	4,591	4,591
Fortive Corp.	Morgan Stanley	08/06/19	(215)	(15,875)	199	199
HEICO Corp.	Morgan Stanley	08/06/19	(276)	(24,824)	(646)	(646)
Hexcel Corp.	Morgan Stanley	08/06/19	(2,710)	(138,785)	(29,024)	(29,024)
Hubbell, Inc.	Morgan Stanely	08/06/19	(10)	(1,374)	22	22
ITT, Inc.	Morgan Stanley	08/06/19	(1,321)	(55,023)	(15,107)	(15,107)
Kennametal, Inc.	Morgan Stanely	08/06/19	(1,614)	(72,703)	(5,356)	(5,356)
Lennox International, Inc.	Morgan Stanely	08/06/19	(13)	(2,739)	21	21
Lincoln Electric Holdings, Inc.	Morgan Stanley	08/06/19	(1,585)	(142,076)	(3,549)	(3,549)
Lockheed Martin Corp.	Morgan Stanely	08/06/19	(314)	(97,471)	(3,834)	(3,834)
Middleby Corp. (The)	Morgan Stanley	08/06/19	(209)	(27,665)	(511)	(511)
MSC Industrial Direct Co., Inc., Class A	Morgan Stanely	08/06/19	(693)	(63,439)	(3,480)	(3,480)
Nordson Corp.	Morgan Stanely	08/06/19	(273)	(39,427)	(517)	(517)
Northrop Grumman Corp.	Morgan Stanley	08/06/19	(309)	(92,975)	(2,070)	(2,070)
Oshkosh Corp.	Morgan Stanely	08/06/19	(484)	(42,094)	(1,875)	(1,875)
Timken Co. (The)	Morgan Stanley	08/06/19	(2,963)	(132,458)	(14,375)	(14,375)
Toro Co. (The)	Morgan Stanely	08/06/19	(361)	(23,510)	(76)	(76)
United Rentals, Inc.	Morgan Stanley	08/06/19	(1,393)	(177,276)	(61,743)	(61,743)
WABCO Holdings, Inc.	Morgan Stanley	08/06/19	(77)	(11,898)	609	609
WESCO International, Inc.	Morgan Stanley	08/06/19	(1,304)	(79,254)	(9,523)	(9,523)

			(22,719)	(1,588,950)	(153,606)	(153,606)

Commercial & Professional Services
Equifax, Inc.	Morgan Stanely	08/06/19	(1,991)	(234,146)	(390)	(390)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Commercial & Professional Services — (continued)
Healthcare Services Group, Inc.	Morgan Stanley	08/06/19	(1,737)	$(88,821)	$(2,791)	$(2,791)
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	08/06/19	(2,082)	(60,093)	(2,177)	(2,177)
Stantec, Inc. (Canada)	Morgan Stanely	08/06/19	(6)	(163)	(5)	(5)
UniFirst Corp.	Morgan Stanley	08/06/19	(90)	(12,896)	(1,869)	(1,869)
Verisk Analytics, Inc.	Morgan Stanely	08/06/19	(1,858)	(172,093)	(6,096)	(6,096)

			(7,764)	(568,212)	(13,328)	(13,328)

Consumer Durables & Apparel
Carter’s, Inc.	Morgan Stanely	08/06/19	(1,207)	(128,752)	(13,072)	(13,072)
Columbia Sportswear Co.	Morgan Stanely	08/06/19	(651)	(45,036)	(1,714)	(1,714)
Leggett & Platt, Inc.	Morgan Stanley	08/06/19	(2,197)	(106,111)	(234)	(234)
Lululemon Athletica, Inc.	Morgan Stanely	08/06/19	(1,556)	(112,034)	(10,136)	(10,136)
Mattel, Inc.	Morgan Stanley	08/06/19	(19,582)	(359,757)	56,385	56,385
Mohawk Industries, Inc.	Morgan Stanley	08/06/19	(859)	(215,187)	(21,461)	(21,461)
NIKE, Inc., Class B	Morgan Stanely	08/06/19	(173)	(10,498)	1,227	1,227
PVH Corp.	Morgan Stanley	08/06/19	(249)	(33,525)	(605)	(605)
Tapestry, Inc.	Morgan Stanely	08/06/19	(5,264)	(214,279)	(20,041)	(20,041)
Under Armour, Inc., Class C	Morgan Stanley	08/06/19	(17,654)	(262,900)	28,022	28,022
VF Corp.	Morgan Stanley	08/06/19	(1,584)	(112,633)	(5,178)	(5,178)

			(50,976)	(1,600,712)	13,193	13,193

Consumer Services
Bright Horizons Family Solutions, Inc.	Morgan Stanley	08/06/19	(505)	(40,346)	(7,082)	(7,082)
Darden Restaurants, Inc.	Morgan Stanely	08/06/19	(1,226)	(116,724)	(876)	(876)
Hyatt Hotels Corp., Class A	Morgan Stanley	08/06/19	(1,806)	(128,642)	(4,037)	(4,037)
ILG, Inc.	Morgan Stanely	08/06/19	(4,328)	(124,419)	690	690
International Game Technology PLC (United Kingdom)	Morgan Stanely	08/06/19	(2,046)	(56,562)	2,131	2,131
Red Rock Resorts, Inc., Class A	Morgan Stanley	08/06/19	(2,397)	(59,834)	(21,062)	(21,062)
Starbucks Corp.	Morgan Stanely	08/06/19	(2,729)	(156,837)	(338)	(338)
Wendy’s Co. (The)	Morgan Stanley	08/06/19	(5,761)	(91,181)	(3,762)	(3,762)

			(20,798)	(774,545)	(34,336)	(34,336)

Food & Staples Retailing
Casey’s General Stores, Inc.	Morgan Stanley	08/06/19	(2,052)	(219,051)	(10,956)	(10,956)
Costco Wholesale Corp.	Morgan Stanely	08/06/19	(1,184)	(224,192)	4,059	4,059
US Foods Holding Corp.	Morgan Stanely	08/06/19	(5)	(159)	(1)	(1)

			(3,241)	(443,402)	(6,898)	(6,898)

Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	Morgan Stanley	08/06/19	(4,983)	(200,807)	103	103
B&G Foods, Inc.	Morgan Stanley	08/06/19	(1,243)	(45,059)	259	259
Blue Buffalo Pet Products, Inc.	Morgan Stanley	08/06/19	(4,924)	(131,627)	(29,694)	(29,694)
Brown-Forman Corp., Class B	Morgan Stanely	08/06/19	(175)	(11,972)	(33)	(33)
Bunge Ltd. (Bermuda)	Morgan Stanley	08/06/19	(3,121)	(212,772)	2,510	2,510
Conagra Brands, Inc.	Morgan Stanely	08/06/19	(339)	(12,905)	148	148
Darling Ingredients, Inc.	Morgan Stanley	08/06/19	(5,997)	(103,191)	(5,428)	(5,428)
General Mills, Inc.	Morgan Stanely	08/06/19	(1,919)	(112,494)	(1,167)	(1,167)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Food, Beverage & Tobacco — (continued)
Hain Celestial Group, Inc. (The)	Morgan Stanely	08/06/19	(3,810)	$(156,451)	$(4,893)	$(4,893)
Hormel Foods Corp.	Morgan Stanely	08/06/19	(2,724)	(98,876)	(116)	(116)
JM Smucker Co. (The)	Morgan Stanely	08/06/19	(255)	(30,931)	(718)	(718)
Lamb Weston Holdings, Inc.	Morgan Stanley	08/06/19	(2,395)	(121,303)	(13,978)	(13,978)
Lancaster Colony Corp.	Morgan Stanley	08/06/19	(432)	(54,542)	(1,480)	(1,480)
McCormick & Co., Inc., non-voting shares	Morgan Stanley	08/06/19	(194)	(19,924)	(85)	(85)
Monster Beverage Corp.	Morgan Stanely	08/06/19	(600)	(38,343)	409	409
Pinnacle Foods, Inc.	Morgan Stanely	08/06/19	(155)	(9,237)	29	29
Post Holdings, Inc.	Morgan Stanely	08/06/19	(867)	(68,869)	249	249
Snyder’s-Lance, Inc.	Morgan Stanely	08/06/19	(769)	(36,535)	(1,939)	(1,939)

			(34,902)	(1,465,838)	(55,824)	(55,824)

Health Care Equipment & Services
Acadia Healthcare Co., Inc.	Morgan Stanley	08/06/19	(2,492)	(106,811)	25,608	25,608
Becton Dickinson and Co.	Morgan Stanely	08/06/19	(985)	(221,726)	10,389	10,389
Cardinal Health, Inc.	Morgan Stanely	08/06/19	(1,950)	(119,864)	(388)	(388)
DaVita, Inc.	Morgan Stanley	08/06/19	(2,687)	(183,836)	(10,109)	(10,109)
Globus Medical, Inc., Class A	Morgan Stanely	08/06/19	(675)	(27,474)	(239)	(239)
Haemonetics Corp.	Morgan Stanely	08/06/19	(738)	(42,344)	(475)	(475)
HCA Healthcare, Inc.	Morgan Stanely	08/06/19	(2,731)	(215,034)	(24,173)	(24,173)
Henry Schein, Inc.	Morgan Stanley	08/06/19	(3,533)	(262,946)	16,333	16,333
Hill-Rom Holdings, Inc.	Morgan Stanely	08/06/19	(404)	(33,233)	(858)	(858)
Hologic, Inc.	Morgan Stanely	08/06/19	(5,002)	(207,677)	(5,943)	(5,943)
Neogen Corp.	Morgan Stanley	08/06/19	(483)	(38,097)	(1,441)	(1,441)
NuVasive, Inc.	Morgan Stanley	08/06/19	(835)	(54,935)	5,307	5,307
STERIS PLC (United Kingdom)	Morgan Stanley	08/06/19	(1,326)	(116,215)	(53)	(53)
Stryker Corp.	Morgan Stanely	08/06/19	(1,415)	(221,298)	1,778	1,778
West Pharmaceutical Services, Inc.	Morgan Stanley	08/06/19	(1,331)	(130,429)	(836)	(836)

			(26,587)	(1,981,919)	14,900	14,900

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanely	08/06/19	(4,382)	(201,844)	(18,087)	(18,087)
Colgate-Palmolive Co.	Morgan Stanely	08/06/19	(426)	(32,092)	(17)	(17)
Coty, Inc., Class A	Morgan Stanley	08/06/19	(7,049)	(144,364)	2,440	2,440
Procter & Gamble Co. (The)	Morgan Stanely	08/06/19	(690)	(63,580)	249	249

			(12,547)	(441,880)	(15,415)	(15,415)

Media
Charter Communications, Inc., Class A	Morgan Stanely	08/06/19	(141)	(47,528)	207	207
Cinemark Holdings, Inc.	Morgan Stanely	08/06/19	(5,095)	(173,658)	(4,998)	(4,998)
Meredith Corp.	Morgan Stanely	08/06/19	(466)	(32,483)	1,697	1,697
Regal Entertainment Group, Class A	Morgan Stanely	08/06/19	(10,294)	(227,982)	(8,852)	(8,852)
Sinclair Broadcast Group, Inc., Class A	Morgan Stanely	08/06/19	(141)	(5,364)	33	33
Walt Disney Co. (The)	Morgan Stanely	08/06/19	(1,324)	(142,224)	(812)	(812)

			(17,461)	(629,239)	(12,725)	(12,725)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Pharmaceuticals, Biotechnology & Life Sciences
Akorn, Inc.	Morgan Stanely	08/06/19	(6,659)	$(220,296)	$5,905	$5,905
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	08/06/19	(800)	(185,717)	(4,807)	(4,807)
Bio-Techne Corp.	Morgan Stanely	08/06/19	(586)	(75,625)	(256)	(256)
Bruker Corp.	Morgan Stanley	08/06/19	(2,353)	(65,900)	(14,975)	(14,975)
Charles River Laboratories International, Inc.	Morgan Stanely	08/06/19	(290)	(30,066)	(1,642)	(1,642)
INC Research Holdings, Inc., Class A	Morgan Stanely		(3,709)	(148,591)	(12,967)	(12,967)
Ionis Pharmaceuticals, Inc.	Morgan Stanely	08/06/19	(4,656)	(251,978)	18,043	18,043
IQVIA Holdings, Inc.	Morgan Stanely	08/06/19	(1,225)	(129,324)	9,135	9,135
Mallinckrodt PLC (Ireland)	Morgan Stanley	08/06/19	(7,818)	(329,218)	153,186	153,186
OPKO Health, Inc.	Morgan Stanley	08/06/19	(10,831)	(69,860)	16,861	16,861
Perrigo Co. PLC (Ireland)	Morgan Stanley	08/06/19	(838)	(73,895)	821	821
PRA Health Sciences, Inc.	Morgan Stanley	08/06/19	(244)	(22,138)	(60)	(60)
QIAGEN NV (Netherlands)	Morgan Stanley	08/06/19	(4,910)	(158,764)	7,063	7,063
Thermo Fisher Scientific, Inc.	Morgan Stanley	08/06/19	(1,658)	(325,009)	10,277	10,277

			(46,577)	(2,086,381)	186,584	186,584

Retailing
Amazon.com, Inc.	Morgan Stanley	08/06/19	(117)	(132,655)	(4,035)	(4,035)
AutoNation, Inc.	Morgan Stanely	08/06/19	(997)	(53,535)	2,349	2,349
Burlington Stores, Inc.	Morgan Stanely	08/06/19	(1,134)	(124,391)	(14,996)	(14,996)
Camping World Holdings, Inc.	Morgan Stanley	08/06/19	(2,052)	(89,960)	(2,283)	(2,283)
Dick’s Sporting Goods, Inc.	Morgan Stanely	08/06/19	(6,789)	(195,739)	(33)	(33)
Dollar Tree, Inc.	Morgan Stanely	08/06/19	(942)	(96,262)	(4,724)	(4,724)
Five Below, Inc.	Morgan Stanley	08/06/19	(2,996)	(165,153)	(33,371)	(33,371)
L Brands, Inc.	Morgan Stanley	08/06/19	(4,159)	(198,896)	(53,472)	(53,472)
LKQ Corp.	Morgan Stanely	08/06/19	(1,479)	(56,158)	(3,935)	(3,935)
Macy’s, Inc.	Morgan Stanely	08/06/19	(1,150)	(30,001)	727	727
Penske Automotive Group, Inc.	Morgan Stanely	08/06/19	(2,029)	(95,709)	(1,760)	(1,760)
Tiffany & Co.	Morgan Stanely	08/06/19	(330)	(34,107)	(190)	(190)
TripAdvisor, Inc.	Morgan Stanley	08/06/19	(807)	(28,206)	426	426
Ulta Beauty, Inc.	Morgan Stanely	08/06/19	(145)	(32,842)	445	445

			(25,126)	(1,333,614)	(114,852)	(114,852)

Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc.	Morgan Stanley	08/06/19	(3,728)	(97,450)	(12,772)	(12,772)
QUALCOMM, Inc.	Morgan Stanely	08/06/19	(1,610)	(105,437)	1,779	1,779

			(5,338)	(202,887)	(10,993)	(10,993)

Software & Services
Activision Blizzard, Inc.	Morgan Stanely	08/06/19	(2,208)	(143,776)	4,117	4,117
Akamai Technologies, Inc.	Morgan Stanley	08/06/19	(4,681)	(237,310)	(66,896)	(66,896)
ANSYS, Inc.	Morgan Stanely	08/06/19	(508)	(76,408)	1,543	1,543
Aspen Technology, Inc.	Morgan Stanely	08/06/19	(136)	(9,368)	252	252
Autodesk, Inc.	Morgan Stanley	08/06/19	(954)	(105,694)	5,796	5,796
Automatic Data Processing, Inc.	Morgan Stanely	08/06/19	(1,951)	(223,487)	(5,952)	(5,952)
CommVault Systems, Inc.	Morgan Stanley	08/06/19	(1,417)	(84,382)	10,079	10,079
CoreLogic, Inc.	Morgan Stanely	08/06/19	(1,479)	(68,241)	(33)	(33)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Software & Services — (continued)
Ellie Mae, Inc.	Morgan Stanley	08/06/19	(1,807)	$(155,741)	$(5,643)	$(5,643)
Fidelity National Information Services, Inc.	Morgan Stanley	08/06/19	(1,917)	(176,155)	(4,958)	(4,958)
Gartner, Inc.	Morgan Stanley	08/06/19	(494)	(63,233)	2,463	2,463
GrubHub, Inc.	Morgan Stanley	08/06/19	(3,247)	(199,543)	(33,385)	(33,385)
Guidewire Software, Inc.	Morgan Stanely	08/06/19	(1,905)	(139,078)	(2,243)	(2,243)
IAC/InterActiveCorp.	Morgan Stanley	08/06/19	(2,406)	(296,834)	2,936	2,936
Intuit, Inc.	Morgan Stanely	08/06/19	(445)	(70,102)	(37)	(37)
Jack Henry & Associates, Inc.	Morgan Stanely	08/06/19	(249)	(28,998)	(101)	(101)
Nuance Communications, Inc.	Morgan Stanely	08/06/19	(9,394)	(150,954)	(2,481)	(2,481)
Open Text Corp. (Canada)	Morgan Stanely	08/06/19	(43)	(1,524)	(8)	(8)
Pegasystems, Inc.	Morgan Stanely	08/06/19	(1,213)	(63,875)	6,712	6,712
RealPage, Inc.	Morgan Stanely	08/06/19	(1,909)	(84,426)	(55)	(55)
Science Applications International Corp.	Morgan Stanley	08/06/19	(1,402)	(95,325)	(12,217)	(12,217)
Synopsys, Inc.	Morgan Stanely	08/06/19	(1,788)	(159,006)	6,762	6,762
Take-Two Interactive Software, Inc.	Morgan Stanely	08/06/19	(2,704)	(309,857)	13,334	13,334
Teradata Corp.	Morgan Stanley	08/06/19	(4,324)	(139,406)	(26,750)	(26,750)
Yelp, Inc.	Morgan Stanely	08/06/19	(1,933)	(88,345)	7,328	7,328

			(50,514)	(3,171,068)	(99,437)	(99,437)

Technology Hardware & Equipment
ARRIS International PLC (United Kingdom)	Morgan Stanely	08/06/19	(2,013)	(58,051)	6,365	6,365
Belden, Inc.	Morgan Stanley	08/06/19	(1,167)	(86,047)	(4,029)	(4,029)
CommScope Holding Co., Inc.	Morgan Stanley	08/06/19	(4,656)	(165,211)	(10,754)	(10,754)
Corning, Inc.	Morgan Stanley	08/06/19	(8,502)	(270,557)	(2,214)	(2,214)
II-VI, Inc.	Morgan Stanely	08/06/19	(1,464)	(70,902)	2,241	2,241
Keysight Technologies, Inc.	Morgan Stanley	08/06/19	(1,266)	(52,653)	108	108
Lumentum Holdings, Inc.	Morgan Stanley	08/06/19	(5,884)	(323,266)	35,874	35,874
NetScout Systems, Inc.	Morgan Stanley	08/06/19	(3,646)	(120,912)	10,017	10,017
Palo Alto Networks, Inc.	Morgan Stanley	08/06/19	(1,300)	(190,416)	2,192	2,192
Tech Data Corp.	Morgan Stanley	08/06/19	(282)	(27,544)	(55)	(55)
Trimble, Inc.	Morgan Stanely	08/06/19	(1,335)	(55,377)	1,198	1,198
ViaSat, Inc.	Morgan Stanley	08/06/19	(2,042)	(128,547)	(24,164)	(24,164)
Zebra Technologies Corp., Class A	Morgan Stanely	08/06/19	(670)	(72,076)	2,605	2,605

			(34,227)	(1,621,559)	19,384	19,384

Telecommunication Services
TELUS Corp. (Canada)	Morgan Stanely	08/06/19	(304)	(11,584)	(74)	(74)
Zayo Group Holdings, Inc.	Morgan Stanley	08/06/19	(2,923)	(101,708)	(5,752)	(5,752)

			(3,227)	(113,292)	(5,826)	(5,826)

Transportation
CH Robinson Worldwide, Inc.	Morgan Stanley	08/06/19	(2,560)	(198,827)	(30,282)	(30,282)
FedEx Corp.	Morgan Stanely	08/06/19	(1,059)	(261,634)	(2,416)	(2,416)
Genesee & Wyoming, Inc., Class A	Morgan Stanley	08/06/19	(577)	(37,597)	(7,291)	(7,291)
JB Hunt Transport Services, Inc.	Morgan Stanley	08/06/19	(1,484)	(160,922)	(9,748)	(9,748)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Transportation — (continued)
Kirby Corp.	Morgan Stanely	08/06/19	(1,615)	$(103,327)	$(4,448)	$(4,448)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	08/06/19	(6,828)	(268,251)	(30,363)	(30,363)
Old Dominion Freight Line, Inc.	Morgan Stanely	08/06/19	(179)	(23,230)	(294)	(294)
Ryder System, Inc.	Morgan Stanley	08/06/19	(2,272)	(182,500)	(9,270)	(9,270)
Schneider National, Inc.	Morgan Stanley	08/06/19	(2,042)	(51,097)	(7,270)	(7,270)
United Parcel Service, Inc., Class B	Morgan Stanely	08/06/19	(1,036)	(119,934)	(3,382)	(3,382)

			(19,652)	(1,407,319)	(104,764)	(104,764)

				$(20,028,702)	$(411,247)	$(411,247)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 194.5%
COMMON STOCKS — 193.6%
Automobiles & Components — 2.2%
Aptiv PLC (Jersey)	2,244	$190,359
BorgWarner, Inc.†(a)	2,194	112,091
General Motors Co.†	111,919	4,587,560
Harley-Davidson, Inc.(a)	13,256	674,465

		5,564,475

Banks — 4.1%
Bank of America Corp.†	64,119	1,892,793
Citigroup, Inc.†	12,636	940,245
Citizens Financial Group, Inc.†	4,523	189,876
Comerica, Inc.	1,814	157,473
Huntington Bancshares, Inc.†	33,243	484,018
JPMorgan Chase & Co.†	35,553	3,802,038
KeyCorp.†	21,972	443,175
People’s United Financial, Inc.(a)	3,646	68,180
PNC Financial Services Group, Inc. (The)†	4,955	714,957
SunTrust Banks, Inc.†	986	63,686
US Bancorp†	14,574	780,875
Wells Fargo & Co.†	13,612	825,840
Zions Bancorporation†	2,079	105,675

		10,468,831

Capital Goods — 19.0%
3M Co.†(a)	6,200	1,459,294
Acuity Brands, Inc.(a)	3,298	580,448
Allegion PLC (Ireland)(a)	7,484	595,427
AMETEK, Inc.†	18,202	1,319,099
Arconic, Inc.†	4,713	128,429
Boeing Co. (The)†(b)	27,382	8,075,226
Caterpillar, Inc.†(b)	46,857	7,383,726
Cummins, Inc.†	13,026	2,300,913
Deere & Co.†	9,274	1,451,474
Dover Corp.†	1,661	167,744
Eaton Corp. PLC (Ireland)†	33,433	2,641,541
Emerson Electric Co.†	6,575	458,212
Fastenal Co.(a)	9,510	520,102
Flowserve Corp.(a)	1,356	57,128
Fortune Brands Home & Security, Inc.(a)	11,956	818,269
General Electric Co.†	90,278	1,575,351
Honeywell International, Inc.†	11,185	1,715,332
Illinois Tool Works, Inc.†	1,476	246,271
Ingersoll-Rand PLC (Ireland)†	19,680	1,755,259

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Jacobs Engineering Group, Inc.†	9,482	$625,433
Johnson Controls International PLC (Ireland)†(a)	73,089	2,785,422
L3 Technologies, Inc.†	6,149	1,216,580
Lockheed Martin Corp.	2,176	698,605
Masco Corp.†(a)	24,527	1,077,716
Northrop Grumman Corp.†	954	292,792
PACCAR, Inc.	10,459	743,426
Parker-Hannifin Corp.(a)	2,458	490,568
Pentair PLC (Ireland)†	14,303	1,010,078
Rockwell Automation, Inc.†	1,318	258,789
Rockwell Collins, Inc.†	12,830	1,740,005
Roper Technologies, Inc.†	1,041	269,619
Snap-on, Inc.(a)	3,394	591,574
Textron, Inc.†	2,230	126,196
TransDigm Group, Inc.(a)	3,260	895,261
United Technologies Corp.†	12,235	1,560,819
WW Grainger, Inc.(a)	4,489	1,060,526
Xylem, Inc.(a)	1,840	125,488

		48,818,142

Commercial & Professional Services — 1.1%
Cintas Corp.	2,546	396,743
Nielsen Holdings PLC (United Kingdom)†(a)	28,052	1,021,093
Republic Services, Inc.†	3,491	236,027
Robert Half International, Inc.†	9,873	548,346
Stericycle, Inc.(a)*	946	64,318
Waste Management, Inc.†	7,508	647,940

		2,914,467

Consumer Durables & Apparel — 1.8%
DR Horton, Inc.†	7,580	387,111
Garmin Ltd. (Switzerland)(a)	14,767	879,670
Hanesbrands, Inc.(a)	28,714	600,410
Lennar Corp., Class A	2,449	154,875
Michael Kors Holdings Ltd. (British Virgin Islands)†*	10,033	631,577
PulteGroup, Inc.(a)	3,059	101,712
PVH Corp.†	1,816	249,173
Ralph Lauren Corp.(a)	6,404	664,031
Whirlpool Corp.(a)	5,670	956,189

		4,624,748

Consumer Services — 5.4%
Carnival Corp. (Panama)†	56,551	3,753,290

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
H&R Block, Inc.(a)	2,176	$57,055
Hilton Worldwide Holdings, Inc.†(a)	25,275	2,018,462
Marriott International, Inc., Class A(b).	28,516	3,870,477
McDonald’s Corp.†	5,274	907,761
Royal Caribbean Cruises Ltd. (Liberia)†(a)	16,861	2,011,180
Wyndham Worldwide Corp.†(a)	7,971	923,600
Yum! Brands, Inc.†	3,529	288,002

		13,829,827

Diversified Financials — 10.1%
American Express Co.†	9,067	900,444
Ameriprise Financial, Inc.†	2	339
Bank of New York Mellon Corp. (The)†	10,175	548,026
Berkshire Hathaway, Inc., Class B†*	16,473	3,265,278
BlackRock, Inc.†	11,351	5,831,122
Capital One Financial Corp.†	5,042	502,082
Cboe Global Markets, Inc.	637	79,364
Charles Schwab Corp. (The)†	13,972	717,742
Discover Financial Services†(a)	3,810	293,065
E*TRADE Financial Corp.†*	12,477	618,485
Franklin Resources, Inc.†(a)	43,705	1,893,738
Goldman Sachs Group, Inc. (The)†	4,098	1,044,006
Invesco Ltd. (Bermuda)†	32,048	1,171,034
Leucadia National Corp.†	3,708	98,225
Moody’s Corp.†(b)	15,049	2,221,383
Morgan Stanley†	18,868	990,004
Nasdaq, Inc.†	13,121	1,008,086
Navient Corp.(a)	2,738	36,470
Northern Trust Corp.†	4,794	478,873
Raymond James Financial, Inc.†	3,397	303,352
S&P Global, Inc.†	6,849	1,160,221
State Street Corp.†	3,860	376,775
Synchrony Financial†	8,146	314,517
T Rowe Price Group, Inc.†	19,076	2,001,645

		25,854,276

Energy — 9.6%
Apache Corp.(a)	30,008	1,266,938
Chevron Corp.†	4,481	560,976
ConocoPhillips†(b)	94,160	5,168,442
Exxon Mobil Corp.†	44,108	3,689,193
Marathon Petroleum Corp.†	38,468	2,538,119
Noble Energy, Inc.†(a)	38,592	1,124,571
ONEOK, Inc.†(a)	30,030	1,605,104

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Phillips 66†(b)	39,932	$4,039,122
Schlumberger Ltd. (Curacao)†	5,476	369,028
TechnipFMC PLC (United Kingdom)(a)	36,782	1,151,644
Valero Energy Corp.†	34,495	3,170,435

		24,683,572

Food & Staples Retailing — 7.8%
CVS Health Corp.†	79,785	5,784,412
Kroger Co. (The)†	69,389	1,904,728
Sysco Corp.(a)	26,045	1,581,713
Walgreens Boots Alliance, Inc.†	80,639	5,856,004
Wal-Mart Stores, Inc.†	49,915	4,929,106

		20,055,963

Food, Beverage & Tobacco — 11.3%
Altria Group, Inc.†(b)	74,825	5,343,253
Campbell Soup Co.	3	144
Coca-Cola Co. (The)†(b)	151,614	6,956,050
Conagra Brands, Inc.†	31,543	1,188,225
Dr Pepper Snapple Group, Inc.†	14,227	1,380,873
General Mills, Inc.(a)	22,636	1,342,088
Hormel Foods Corp.(a)	18,063	657,313
JM Smucker Co. (The)(a)	42	5,218
Kellogg Co.(a)	3,596	244,456
Kraft Heinz Co. (The)†	12,679	985,919
Molson Coors Brewing Co., Class B†	16,965	1,392,318
Monster Beverage Corp.†*	5,870	371,512
PepsiCo, Inc.†	18,008	2,159,519
Philip Morris International, Inc.†	43,567	4,602,854
Tyson Foods, Inc., Class A†	28,952	2,347,139

		28,976,881

Health Care Equipment & Services — 16.4%
Abbott Laboratories†	115,055	6,566,189
Aetna, Inc.†	25,684	4,633,137
AmerisourceBergen Corp.†(a)	17,169	1,576,458
Anthem, Inc.†	20,274	4,561,853
Baxter International, Inc.†	2	129
Cardinal Health, Inc.†	11,916	730,093
Centene Corp.†(b)*	13,592	1,371,161
Cigna Corp.†(b)	19,419	3,943,805
Cooper Cos., Inc. (The)	508	110,683
Danaher Corp.†	8,764	813,474
DaVita, Inc.*	4,153	300,054
Envision Healthcare Corp.(a)*	9,521	329,046
Express Scripts Holding Co.†(b)*	44,610	3,329,690

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Humana, Inc.†(a)	11,252	$2,791,284
Laboratory Corp. of America Holdings†*	8,176	1,304,154
McKesson Corp.†	6,384	995,585
Quest Diagnostics, Inc.†	10,712	1,055,025
UnitedHealth Group, Inc.†	26,924	5,935,665
Universal Health Services, Inc., Class B†	7,475	847,291
Varian Medical Systems, Inc.*	5,612	623,774
Zimmer Biomet Holdings, Inc.†	3,814	460,235

		42,278,785

Household & Personal Products — 2.4%
Church & Dwight Co., Inc.†	2	100
Clorox Co. (The)(a)	10,154	1,510,306
Colgate-Palmolive Co.	9,002	679,201
Estee Lauder Cos., Inc. (The), Class A†	4,910	624,748
Kimberly-Clark Corp.†(a)	15,579	1,879,762
Procter & Gamble Co. (The)†	15,127	1,389,869

		6,083,986

Insurance — 3.7%
Allstate Corp. (The)†	140	14,659
Aon PLC (United Kingdom)†(b)	19,754	2,647,036
Brighthouse Financial, Inc.*	1,387	81,334
Everest Re Group Ltd. (Bermuda)†	2,362	522,616
Marsh & McLennan Cos., Inc.(b)	40,260	3,276,761
Principal Financial Group, Inc.†	18,168	1,281,934
Progressive Corp. (The)†	24,121	1,358,495
Travelers Cos., Inc. (The)†	2,282	309,530
XL Group Ltd. (Bermuda)(a)	2,664	93,666

		9,586,031

Materials — 7.3%
Air Products & Chemicals, Inc.†	14,082	2,310,575
Avery Dennison Corp.†	5,935	681,694
Ball Corp.(a)	27,555	1,042,957
Eastman Chemical Co.(a)	11,316	1,048,314
FMC Corp.†	456	43,165
Freeport-McMoRan, Inc.†*	114,046	2,162,312
International Flavors & Fragrances, Inc.(a)	3,950	602,810
LyondellBasell Industries NV, Class A (Netherlands)†	31,068	3,427,422
Monsanto Co.†	4,576	534,385

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Newmont Mining Corp.(b)	42,006	$1,576,065
Nucor Corp.†	12,979	825,205
Packaging Corp. of America	7,434	896,169
PPG Industries, Inc.†	20,201	2,359,881
Praxair, Inc.(a)	2,940	454,759
Sealed Air Corp.(a)	14,208	700,454
WestRock Co.†	2,649	167,443

		18,833,610

Media — 7.2%
CBS Corp., Class B, non-voting shares†	4,195	247,505
Comcast Corp., Class A†	53,677	2,149,764
Discovery Communications, Inc., Class A(a)*	44,973	1,006,496
Interpublic Group of Cos., Inc. (The)(a)	30,604	616,977
News Corp., Class A†	45,886	743,812
Omnicom Group, Inc.(a)	18,157	1,322,374
Scripps Networks Interactive, Inc., Class A	10,232	873,608
Time Warner, Inc.†	61,355	5,612,142
Twenty-First Century Fox, Inc., Class A(a)	145,907	5,038,169
Viacom, Inc., Class B(a)	31,694	976,492

		18,587,339

Pharmaceuticals, Biotechnology & Life Sciences — 20.5%
AbbVie, Inc.†	72,364	6,998,322
Amgen, Inc.†	34,602	6,017,288
Biogen Inc.†*	16,657	5,306,420
Bristol-Myers Squibb Co.†	24,425	1,496,764
Celgene Corp.†(b)*	61,914	6,461,345
Eli Lilly & Co.†	47,021	3,971,394
Gilead Sciences, Inc.†(b)	99,968	7,161,708
Johnson & Johnson†(a)(b)	61,286	8,562,880
Merck & Co., Inc.†	98,127	5,521,606
Mylan NV (Netherlands)†*	5,229	221,239
Pfizer, Inc.†	9,946	360,244
Regeneron Pharmaceuticals, Inc.*	1,275	479,349

		52,558,559

Real Estate — 3.2%
Alexandria Real Estate Equities, Inc., REIT(a)	7,429	970,153
AvalonBay Communities, Inc., REIT(a)	6,887	1,228,710
CBRE Group, Inc., Class A†*	2	87

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Digital Realty Trust, Inc., REIT(a)	5,750	$654,925
Essex Property Trust, Inc., REIT	687	165,821
Federal Realty Investment Trust, REIT(a)	755	100,271
Kimco Realty Corp., REIT(a)	4,430	80,404
Mid-America Apartment Communities, Inc., REIT†(a)	8,949	899,911
Realty Income Corp., REIT(a)	8,099	461,805
Regency Centers Corp., REIT†	13,369	924,867
Simon Property Group, Inc., REIT(a)	3,185	546,992
UDR, Inc., REIT†	882	33,975
Weyerhaeuser Co., REIT†	59,311	2,091,306

		8,159,227

Retailing — 11.3%
Advance Auto Parts, Inc.†	5,821	580,295
Amazon.com, Inc.*	116	135,659
AutoZone, Inc.†*	2,148	1,528,023
Best Buy Co., Inc.(a)	3,235	221,500
Dollar General Corp.†	2,071	192,624
Dollar Tree, Inc.†*	1,945	208,718
Expedia, Inc.†	1,645	197,022
Foot Locker, Inc.	7,838	367,445
Gap, Inc. (The)(a)	2,099	71,492
Genuine Parts Co.(a)	11,548	1,097,175
Home Depot, Inc. (The)†	28,965	5,489,736
Kohl’s Corp.(a)	13,233	717,626
Lowe’s Cos., Inc.†(b)	65,451	6,083,016
Nordstrom, Inc.(a)	1,457	69,033
O’Reilly Automotive, Inc.(a) *	6,721	1,616,669
Priceline Group, Inc. (The)†(a)(b)*	3,976	6,909,254
Ross Stores, Inc.†	17,149	1,376,207
Signet Jewelers Ltd. (Bermuda)(a)	4,758	269,065
Target Corp.(a)	7,876	513,909
Tiffany & Co.	1,295	134,615
TJX Cos., Inc. (The)	6,582	503,260
Tractor Supply Co.(a)	9,913	740,997

		29,023,340

Semiconductors & Semiconductor Equipment — 10.4%
Analog Devices, Inc.(a)	29,033	2,584,808
Applied Materials, Inc.†(a)	83,487	4,267,855
Broadcom Ltd. (Singapore)	161	41,361
Intel Corp.†	88,402	4,080,636
KLA-Tencor Corp.(b)	12,343	1,296,879

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Lam Research Corp.(a)	14,034	$2,583,238
Microchip Technology, Inc.(a)	1,982	174,178
Micron Technology, Inc.(b)*	101,917	4,190,827
QUALCOMM, Inc.†	27,464	1,758,245
Skyworks Solutions, Inc.	14,421	1,369,274
Texas Instruments, Inc.†	42,977	4,488,518

		26,835,819

Software & Services — 13.1%
Accenture PLC, Class A (Ireland)†	18,167	2,781,186
Alphabet, Inc., Class A†*	7,534	7,936,316
CA, Inc.†	32,560	1,083,597
Citrix Systems, Inc.†*	5,333	469,304
Cognizant Technology Solutions Corp., Class A†	6,143	436,276
CSRA, Inc.†	1,192	35,665
eBay, Inc.†*	34,617	1,306,446
Electronic Arts, Inc.†*	11,296	1,186,758
Facebook, Inc., Class A†*	10,311	1,819,479
Fidelity National Information Services, Inc.†	1,509	141,982
Mastercard, Inc., Class A†	11,034	1,670,106
Microsoft Corp.†(b)	62,868	5,377,729
Oracle Corp.†	96,061	4,541,764
Paychex, Inc.	3,948	268,780
Symantec Corp.	6,402	179,640
Total System Services, Inc.†	12,898	1,020,103
Visa, Inc., Class A(a)	29,735	3,390,385

		33,645,516

Technology Hardware & Equipment — 10.2%
Apple, Inc.†	53,890	9,119,805
Cisco Systems, Inc.†	145,745	5,582,034
F5 Networks, Inc.†*	4,930	646,915
FLIR Systems, Inc.†	1,440	67,133
Harris Corp.†	9,377	1,328,252
Hewlett Packard Enterprise Co.†	107,459	1,543,111
HP, Inc.†	129,640	2,723,736
Juniper Networks, Inc.†	29,709	846,706
Motorola Solutions, Inc.†	1,686	152,313
NetApp, Inc.†	14,622	808,889
Seagate Technology PLC (Ireland)(a)	21,325	892,238
Western Digital Corp.†	23,235	1,847,879
Xerox Corp.	20,583	599,994

		26,159,005

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 4.4%
AT&T, Inc.†(a)	80,588	$3,133,261
CenturyLink, Inc.†(a)	43,292	722,111
Verizon Communications, Inc.†(b)	140,925	7,459,160

		11,314,532

Transportation — 6.6%
Alaska Air Group, Inc.†(a)	9,719	714,444
American Airlines Group, Inc.†	37,806	1,967,046
CSX Corp.†(a)	8,446	464,614
Delta Air Lines, Inc.(a)(b)	56,155	3,144,680
Expeditors International of Washington, Inc.†(a)	7,835	506,846
JB Hunt Transport Services, Inc.†	539	61,974
Kansas City Southern†	8,167	859,332
Norfolk Southern Corp.(b)	18,188	2,635,441
Southwest Airlines Co.(b)	31,508	2,062,199
Union Pacific Corp.†	24,146	3,237,979
United Continental Holdings, Inc.†*	20,076	1,353,122

		17,007,677

Utilities — 4.5%
AES Corp.†(a)	6,874	74,445
Ameren Corp.	7,541	444,844
CenterPoint Energy, Inc.†	33,948	962,765
DTE Energy Co.†	3,637	398,106
Duke Energy Corp.†(b)	55,130	4,636,984
Exelon Corp.†	11,476	452,269
FirstEnergy Corp.	35,037	1,072,833
NRG Energy, Inc.(a)	24,938	710,234
PG&E Corp.	23,344	1,046,512
Pinnacle West Capital Corp.	8,794	749,073
SCANA Corp.	11,262	448,002
Southern Co. (The)	13,649	656,380

		11,652,447

TOTAL COMMON STOCKS (Cost $446,034,325)		497,517,055

EXCHANGE TRADED FUNDS — 0.9%
SPDR S&P 500 ETF Trust	8,333	2,223,744

TOTAL EXCHANGE TRADED FUNDS (Cost $2,224,253)		2,223,744

TOTAL LONG POSITIONS - 194.5% (Cost $448,258,578)		499,740,799

	Number of Shares	Value
SHORT POSITIONS — (95.4)%
COMMON STOCKS — (95.4)%
Automobiles & Components — (1.3)%
Ford Motor Co.	(230,137)	$(2,874,411)
Goodyear Tire & Rubber Co. (The)	(14,253)	(460,514)

		(3,334,925)

Banks — (1.8)%
BB&T Corp.	(25,611)	(1,273,379)
Fifth Third Bancorp.	(40,876)	(1,240,178)
M&T Bank Corp.	(5,285)	(903,682)
Regions Financial Corp.	(67,494)	(1,166,296)

		(4,583,535)

Capital Goods — (2.8)%
AO Smith Corp.	(9,962)	(610,471)
Fluor Corp.	(8,105)	(418,623)
Fortive Corp.	(20,135)	(1,456,767)
General Dynamics Corp.	(12,092)	(2,460,117)
Quanta Services, Inc.*	(8,990)	(351,599)
Raytheon Co.	(5,482)	(1,029,794)
Stanley Black & Decker, Inc.	(716)	(121,498)
United Rentals, Inc.*	(4,900)	(842,359)

		(7,291,228)

Commercial & Professional Services — (1.1)%
Equifax, Inc.	(6,953)	(819,898)
IHS Markit Ltd. (Bermuda)*	(23,112)	(1,043,507)
Verisk Analytics, Inc.*	(9,890)	(949,440)

		(2,812,845)

Consumer Durables & Apparel — (3.7)%
Hasbro, Inc.	(7,216)	(655,862)
Leggett & Platt, Inc.	(7,666)	(365,898)
Mattel, Inc.	(19,913)	(306,262)
Mohawk Industries, Inc.*	(4,307)	(1,188,301)
Newell Brands, Inc.	(28,397)	(877,467)
NIKE, Inc., Class B	(52,036)	(3,254,852)
Tapestry, Inc.	(16,466)	(728,291)
Under Armour, Inc., Class C*	(25,567)	(340,552)
VF Corp.	(22,858)	(1,691,492)

		(9,408,977)

Consumer Services — (3.2)%
Chipotle Mexican Grill, Inc.*	(1,639)	(473,720)
Darden Restaurants, Inc.	(7,197)	(691,056)
MGM Resorts International	(32,764)	(1,093,990)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(13,236)	(704,817)
Starbucks Corp.	(72,178)	(4,145,183)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	(5,955)	$(1,003,953)

		(8,112,719)

Diversified Financials — (2.2)%
Affiliated Managers Group, Inc.	(2,717)	(557,664)
CME Group, Inc.	(19,000)	(2,774,950)
Intercontinental Exchange, Inc.	(33,953)	(2,395,724)

		(5,728,338)

Energy — (9.0)%
Anadarko Petroleum Corp.	(32,017)	(1,717,392)
Andeavor	(9,038)	(1,033,405)
Cabot Oil & Gas Corp.	(2,591)	(74,103)
Chesapeake Energy Corp.*	(52,667)	(208,561)
Cimarex Energy Co.	(5,519)	(673,373)
Concho Resources, Inc.*	(8,615)	(1,294,145)
Devon Energy Corp.	(30,418)	(1,259,305)
EOG Resources, Inc.	(27,151)	(2,929,864)
EQT Corp.	(10,043)	(571,648)
Halliburton Co.	(48,667)	(2,378,356)
Helmerich & Payne, Inc.	(6,292)	(406,715)
Hess Corp.	(18,410)	(873,923)
Kinder Morgan, Inc.	(132,688)	(2,397,672)
Marathon Oil Corp.	(49,249)	(833,786)
National Oilwell Varco, Inc.	(22,021)	(793,196)
Newfield Exploration Co.*	(11,530)	(363,541)
Occidental Petroleum Corp.	(26,632)	(1,961,713)
Pioneer Natural Resources Co.	(9,855)	(1,703,437)
Range Resources Corp.	(14,376)	(245,255)
Williams Cos., Inc. (The)	(47,859)	(1,459,221)

		(23,178,611)

Food & Staples Retailing — (1.0)%
Costco Wholesale Corp.	(13,719)	(2,553,380)

Food, Beverage & Tobacco — (3.0)%
Archer-Daniels-Midland Co.	(32,403)	(1,298,712)
Brown-Forman Corp., Class B	(22,255)	(1,528,251)
Constellation Brands, Inc., Class A	(11,332)	(2,590,155)
Hershey Co. (The)	(12,207)	(1,385,617)
McCormick & Co., Inc., non-voting shares	(7,591)	(773,599)
Mondelez International, Inc., Class A	(5,865)	(251,022)

		(7,827,356)

Health Care Equipment & Services — (8.3)%
Align Technology, Inc.*	(4,645)	(1,032,073)
Becton Dickinson and Co.	(15,147)	(3,242,278)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Boston Scientific Corp.*	(65,836)	$(1,632,074)
Cerner Corp.*	(19,996)	(1,347,530)
DENTSPLY SIRONA, Inc.	(13,303)	(875,736)
Edwards Lifesciences Corp.*	(355)	(40,012)
HCA Healthcare, Inc.*	(20,684)	(1,816,883)
Henry Schein, Inc.*	(9,094)	(635,489)
Hologic, Inc.*	(8,676)	(370,899)
IDEXX Laboratories, Inc.*	(5,059)	(791,126)
Intuitive Surgical, Inc.*	(6,489)	(2,368,096)
Medtronic PLC (Ireland)	(36,893)	(2,979,110)
Patterson Cos., Inc.	(5,495)	(198,534)
ResMed, Inc.	(8,242)	(698,015)
Stryker Corp.	(21,670)	(3,355,383)

		(21,383,238)

Household & Personal Products — (0.3)%
Coty, Inc., Class A	(43,420)	(863,624)

Insurance — (6.2)%
Aflac, Inc.	(22,822)	(2,003,315)
American International Group, Inc.	(49,596)	(2,954,930)
Arthur J Gallagher & Co.	(2,949)	(186,613)
Assurant, Inc.	(3,117)	(314,318)
Chubb Ltd. (Switzerland)	(5,932)	(866,843)
Cincinnati Financial Corp.	(9,503)	(712,440)
Hartford Financial Services Group, Inc. (The)	(20,716)	(1,165,896)
Lincoln National Corp.	(12,721)	(977,863)
Loews Corp.	(182)	(9,105)
MetLife, Inc.	(31,009)	(1,567,815)
Prudential Financial, Inc.	(24,610)	(2,829,658)
Torchmark Corp.	(4,159)	(377,263)
Unum Group	(13,000)	(713,570)
Willis Towers Watson PLC (Ireland)	(7,664)	(1,154,888)

		(15,834,517)

Materials — (5.5)%
Albemarle Corp.	(6,402)	(818,752)
CF Industries Holdings, Inc.	(1,390)	(59,131)
DowDuPont, Inc.	(69,159)	(4,925,504)
Ecolab, Inc.	(17,245)	(2,313,934)
International Paper Co.	(23,923)	(1,386,099)
Martin Marietta Materials, Inc.	(3,643)	(805,249)
Mosaic Co. (The)	(20,339)	(521,899)
Sherwin-Williams Co. (The)	(5,418)	(2,221,597)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Vulcan Materials Co.	(7,664)	$(983,828)

		(14,035,993)

Media — (1.5)%
Charter Communications, Inc., Class A*	(10,364)	(3,481,889)
DISH Network Corp., Class A*	(2,775)	(132,506)
Walt Disney Co. (The)	(2,627)	(282,429)

		(3,896,824)

Pharmaceuticals, Biotechnology & Life Sciences — (7.2)%
Agilent Technologies, Inc.	(18,656)	(1,249,392)
Alexion Pharmaceuticals, Inc.*	(12,920)	(1,545,103)
Allergan PLC (Ireland)	(3,524)	(576,456)
Illumina, Inc.*	(8,459)	(1,848,207)
Incyte Corp.*	(12,720)	(1,204,711)
IQVIA Holdings, Inc.*	(13,691)	(1,340,349)
Mettler-Toledo International, Inc.*	(1,483)	(918,748)
PerkinElmer, Inc.	(6,386)	(466,944)
Perrigo Co. PLC (Ireland)	(8,158)	(711,051)
Thermo Fisher Scientific, Inc.	(23,233)	(4,411,482)
Vertex Pharmaceuticals, Inc.*	(14,939)	(2,238,759)
Waters Corp.*	(1,100)	(212,509)
Zoetis, Inc.	(25,328)	(1,824,629)

		(18,548,340)

Real Estate — (7.7)%
American Tower Corp., REIT	(24,870)	(3,548,203)
Apartment Investment & Management Co., Class A, REIT	(9,098)	(397,674)
Boston Properties, Inc., REIT	(3,293)	(428,189)
Crown Castle International Corp., REIT	(23,539)	(2,613,064)
Duke Realty Corp., REIT	(1,126)	(30,638)
Equinix, Inc., REIT	(4,532)	(2,053,993)
Equity Residential, REIT	(18,008)	(1,148,370)
Extra Space Storage, Inc., REIT	(7,301)	(638,472)
GGP, Inc., REIT	(25,372)	(593,451)
HCP, Inc., REIT	(27,176)	(708,750)
Host Hotels & Resorts, Inc., REIT	(42,812)	(849,818)
Iron Mountain, Inc., REIT	(15,463)	(583,419)
Macerich Co. (The), REIT	(8,165)	(536,277)
Prologis, Inc., REIT	(30,829)	(1,988,779)
Public Storage, REIT	(857)	(179,113)
SBA Communications Corp., REIT*	(6,861)	(1,120,813)
SL Green Realty Corp., REIT	(5,647)	(569,952)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Ventas, Inc., REIT	(1,901)	$(114,079)
Vornado Realty Trust, REIT	(8,861)	(692,753)
Welltower, Inc., REIT	(17,045)	(1,086,960)

		(19,882,767)

Retailing — (3.4)%
CarMax, Inc.*	(10,545)	(676,251)
L Brands, Inc.	(16,339)	(983,935)
LKQ Corp.*	(17,904)	(728,156)
Macy’s, Inc.	(17,647)	(444,528)
Netflix, Inc.*	(25,072)	(4,812,821)
TripAdvisor, Inc.*	(8,045)	(277,231)
Ulta Beauty, Inc.*	(3,538)	(791,309)

		(8,714,231)

Semiconductors & Semiconductor Equipment — (2.0)%
Advanced Micro Devices, Inc.*	(61,742)	(634,708)
NVIDIA Corp.	(15,969)	(3,090,002)
Qorvo, Inc.*	(7,367)	(490,642)
Xilinx, Inc.	(14,404)	(971,118)

		(5,186,470)

Software & Services — (12.9)%
Activision Blizzard, Inc.	(43,805)	(2,773,733)
Adobe Systems, Inc.*	(13,783)	(2,415,333)
Akamai Technologies, Inc.*	(9,834)	(639,603)
Alliance Data Systems Corp.	(3,209)	(813,417)
ANSYS, Inc.*	(4,917)	(725,700)
Autodesk, Inc.*	(12,723)	(1,333,752)
Automatic Data Processing, Inc.	(25,725)	(3,014,713)
Cadence Design Systems, Inc.*	(16,359)	(684,133)
DXC Technology Co.	(16,523)	(1,568,033)
Fiserv, Inc.*	(11,286)	(1,479,933)
Gartner, Inc.*	(5,252)	(646,784)
Global Payments, Inc.	(9,199)	(922,108)
International Business Machines Corp.	(9,730)	(1,492,777)
Intuit, Inc.	(14,815)	(2,337,511)
PayPal Holdings, Inc.*	(62,081)	(4,570,403)
Red Hat, Inc.*	(10,259)	(1,232,106)
salesforce.com, Inc.*	(41,850)	(4,278,326)
Synopsys, Inc.*	(8,716)	(742,952)
VeriSign, Inc.*	(7,836)	(896,752)
Western Union Co. (The)	(26,612)	(505,894)

		(33,073,963)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (2.0)%
Amphenol Corp., Class A	(18,563)	$(1,629,831)
Corning, Inc.	(50,349)	(1,610,665)
TE Connectivity Ltd. (Switzerland)	(20,379)	(1,936,820)

		(5,177,316)

Transportation — (2.5)%
CH Robinson Worldwide, Inc.	(8,105)	(722,074)
FedEx Corp.	(15,521)	(3,873,110)
United Parcel Service, Inc., Class B	(14,736)	(1,755,794)

		(6,350,978)

Utilities — (6.8)%
Alliant Energy Corp.	(13,395)	(570,761)
American Electric Power Co., Inc.	(28,497)	(2,096,524)
American Water Works Co., Inc.	(7,947)	(727,071)
CMS Energy Corp.	(16,315)	(771,700)
Consolidated Edison, Inc.	(9,798)	(832,340)
Dominion Energy, Inc.	(27,265)	(2,210,101)
Edison International	(18,877)	(1,193,781)
Entergy Corp.	(10,407)	(847,026)
Eversource Energy	(17,332)	(1,095,036)
NextEra Energy, Inc.	(3,963)	(618,981)
NiSource, Inc.	(19,507)	(500,745)
PPL Corp.	(39,870)	(1,233,976)
Public Service Enterprise Group, Inc.	(29,259)	(1,506,839)
Sempra Energy	(14,088)	(1,506,289)
WEC Energy Group, Inc.	(18,284)	(1,214,606)
Xcel Energy, Inc.	(9,674)	(465,416)

		(17,391,192)

TOTAL COMMON STOCK (Proceeds $241,479,082)		(245,171,367)

TOTAL SECURITES SOLD SHORT - (95.4)%		(245,171,367)

(Proceeds $241,479,082)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		2,367,037

NET ASSETS - 100.0%		$256,936,469

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2017, the market value of securities on loan was $55,406,499.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUND — 98.7%
SPDR S&P 500 ETF Trust	7,396	$1,973,697

TOTAL EXCHANGE TRADED FUND (Cost $1,974,148)		1,973,697

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		25,852

NET ASSETS - 100.0%		$1,999,549

ETF	Exchange Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 141.7%
COMMON STOCKS — 141.7%
Automobiles & Components — 1.3%
BorgWarner, Inc.†	23	$1,175
General Motors Co.†	721	29,554
Harley-Davidson, Inc.(a)	86	4,376

		35,105

Banks — 5.0%
Bank of America Corp.†	939	27,719
Citigroup, Inc.†	214	15,924
Citizens Financial Group, Inc.†	55	2,309
Comerica, Inc.†	19	1,649
Huntington Bancshares, Inc.†	198	2,883
JPMorgan Chase & Co.†	383	40,958
KeyCorp.†	148	2,985
People’s United Financial, Inc.	42	785
PNC Financial Services Group, Inc. (The)†	52	7,503
US Bancorp†	182	9,752
Wells Fargo & Co.†	343	20,810
Zions Bancorporation†	22	1,118

		134,395

Capital Goods — 13.1%
3M Co.†	65	15,299
Acuity Brands, Inc.	22	3,872
Allegion PLC (Ireland)	49	3,898
AMETEK, Inc.†	117	8,479
Arconic, Inc.	53	1,444
Boeing Co. (The)†	188	55,443
Caterpillar, Inc.†	302	47,589
Cummins, Inc.†	84	14,838
Deere & Co.	73	11,425
Dover Corp.	17	1,717
Eaton Corp. PLC (Ireland)	223	17,619
Emerson Electric Co.†	70	4,878
Fastenal Co.(a)	49	2,680
Flowserve Corp.	14	590
Fortive Corp.†	2	145
Fortune Brands Home & Security, Inc.	77	5,270
General Electric Co.†	957	16,700
Honeywell International, Inc.†	83	12,729
Illinois Tool Works, Inc.†	27	4,505
Ingersoll-Rand PLC (Ireland)†	127	11,327
Jacobs Engineering Group, Inc.†	62	4,090
Johnson Controls International PLC (Ireland)	470	17,912

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
L3 Technologies, Inc.	40	$7,914
Lockheed Martin Corp.†	27	8,668
Masco Corp.	158	6,943
Northrop Grumman Corp.†	2	614
PACCAR, Inc.	70	4,976
Parker-Hannifin Corp.	18	3,592
Pentair PLC (Ireland)	93	6,568
Rockwell Automation, Inc.	14	2,749
Rockwell Collins, Inc.	83	11,256
Roper Technologies, Inc.	10	2,590
Snap-on, Inc.†(a)	21	3,660
Stanley Black & Decker, Inc.	5	848
Textron, Inc.	17	962
TransDigm Group, Inc.(a)	23	6,316
United Technologies Corp.	105	13,395
WW Grainger, Inc.(a)	29	6,851
Xylem, Inc.	19	1,296

		351,647

Commercial & Professional Services — 0.8%
Cintas Corp.	34	5,298
Nielsen Holdings PLC (United Kingdom)	181	6,588
Republic Services, Inc.†	37	2,502
Robert Half International, Inc.†	64	3,555
Stericycle, Inc.*	10	680
Waste Management, Inc.	48	4,142

		22,765

Consumer Durables & Apparel — 1.1%
DR Horton, Inc.†	41	2,094
Garmin Ltd. (Switzerland)	96	5,719
Hanesbrands, Inc.(a)	185	3,868
Lennar Corp., Class A†	26	1,644
Michael Kors Holdings Ltd. (British Virgin Islands)*	81	5,099
PulteGroup, Inc.†	33	1,097
PVH Corp.†	2	274
Ralph Lauren Corp.†(a)	42	4,355
Whirlpool Corp.†	37	6,240

		30,390

Consumer Services — 3.3%
Carnival Corp. (Panama)	365	24,225
H&R Block, Inc.†	23	603
Hilton Worldwide Holdings, Inc.	162	12,937

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Marriott International, Inc., Class A†	184	$24,974
McDonald’s Corp.†	26	4,475
Royal Caribbean Cruises Ltd. (Liberia)	109	13,002
Wyndham Worldwide Corp.†	52	6,025
Yum! Brands, Inc.	38	3,101

		89,342

Diversified Financials — 8.2%
American Express Co.	96	9,534
Bank of New York Mellon Corp. (The)†	113	6,086
Berkshire Hathaway, Inc., Class B†*	224	44,401
BlackRock, Inc.†	77	39,556
Capital One Financial Corp.†	53	5,278
Cboe Global Markets, Inc.	13	1,620
Charles Schwab Corp. (The)†	148	7,603
CME Group, Inc.†	2	292
Discover Financial Services†	40	3,077
E*TRADE Financial Corp.†*	82	4,065
Franklin Resources, Inc.	282	12,219
Goldman Sachs Group, Inc. (The)†	43	10,955
Invesco Ltd. (Bermuda)	207	7,564
Leucadia National Corp.	39	1,033
Moody’s Corp.†	96	14,171
Morgan Stanley†	200	10,494
Nasdaq, Inc.†	85	6,531
Navient Corp.	30	400
Northern Trust Corp.†	43	4,295
Raymond James Financial, Inc.	17	1,518
S&P Global, Inc.†	52	8,809
State Street Corp.†	41	4,002
Synchrony Financial†	86	3,320
T Rowe Price Group, Inc.†	123	12,906

		219,729

Energy — 7.1%
Apache Corp.	194	8,191
Cabot Oil & Gas Corp.	16	458
Chevron Corp.†	123	15,398
ConocoPhillips†	607	33,318
Exxon Mobil Corp.†	468	39,144
Marathon Petroleum Corp.†	248	16,363
Noble Energy, Inc.	248	7,227
ONEOK, Inc.†	193	10,316
Phillips 66†	258	26,097

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Schlumberger Ltd. (Curacao)	112	$7,548
TechnipFMC PLC (United Kingdom)	237	7,420
Valero Energy Corp.†	223	20,496

		191,976

Food & Staples Retailing — 4.9%
CVS Health Corp.†	514	37,265
Kroger Co. (The)	447	12,270
Sysco Corp.†	190	11,539
Walgreens Boots Alliance, Inc.†	520	37,762
Wal-Mart Stores, Inc.†	327	32,291

		131,127

Food, Beverage & Tobacco — 8.2%
Altria Group, Inc.†	525	37,490
Campbell Soup Co.(a)	28	1,347
Coca-Cola Co. (The)†	1,113	51,064
Conagra Brands, Inc.†	206	7,760
Dr Pepper Snapple Group, Inc.†	92	8,930
General Mills, Inc.	167	9,901
Hormel Foods Corp.	152	5,531
JM Smucker Co. (The)(a)	6	745
Kellogg Co.(a)	39	2,651
Kraft Heinz Co. (The)	134	10,420
Molson Coors Brewing Co., Class B	110	9,028
Mondelez International, Inc., Class A	58	2,482
Monster Beverage Corp.*	62	3,924
PepsiCo, Inc.†	175	20,986
Philip Morris International, Inc.†	324	34,231
Tyson Foods, Inc., Class A	187	15,160

		221,650

Health Care Equipment & Services — 10.9%
Abbott Laboratories†	774	44,172
Aetna, Inc.†	166	29,945
AmerisourceBergen Corp.	111	10,192
Anthem, Inc.†	131	29,476
Baxter International, Inc.†	2	129
Cardinal Health, Inc.	82	5,024
Centene Corp.†*	88	8,877
Cigna Corp.†	126	25,589
Cooper Cos., Inc. (The)	5	1,089
Danaher Corp.	91	8,447
DaVita, Inc.*	50	3,613
Edwards Lifesciences Corp.*	10	1,127
Envision Healthcare Corp.*	62	2,143

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Express Scripts Holding Co.†*	288	$21,496
Humana, Inc.†	73	18,109
Laboratory Corp. of America Holdings†*	52	8,295
McKesson Corp.†	60	9,357
Quest Diagnostics, Inc.†	69	6,796
UnitedHealth Group, Inc.†	205	45,194
Universal Health Services, Inc., Class B	49	5,554
Varian Medical Systems, Inc.*	45	5,002
Zimmer Biomet Holdings, Inc.	32	3,861

		293,487

Household & Personal Products — 2.1%
Church & Dwight Co., Inc.†	2	100
Clorox Co. (The)	66	9,817
Colgate-Palmolive Co.	97	7,319
Estee Lauder Cos., Inc. (The), Class A†	40	5,090
Kimberly-Clark Corp.†	107	12,911
Procter & Gamble Co. (The)†	222	20,397

		55,634

Insurance — 2.6%
Allstate Corp. (The)	19	1,990
Aon PLC (United Kingdom)†	128	17,152
Brighthouse Financial, Inc.*	13	762
Everest Re Group Ltd. (Bermuda)	20	4,425
Loews Corp.	37	1,851
Marsh & McLennan Cos., Inc.†	260	21,161
Principal Financial Group, Inc.	112	7,903
Progressive Corp. (The)†	163	9,180
Torchmark Corp.†	9	816
Travelers Cos., Inc. (The)†	30	4,069
XL Group Ltd. (Bermuda)	28	985

		70,294

Materials — 4.8%
Air Products & Chemicals, Inc.†	103	16,900
Avery Dennison Corp.	42	4,824
Ball Corp.	178	6,737
Eastman Chemical Co.	73	6,763
FMC Corp.†	11	1,041
Freeport-McMoRan, Inc.†*	735	13,936
International Flavors & Fragrances, Inc.	25	3,815

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)†	200	$22,064
Monsanto Co.	48	5,605
Newmont Mining Corp.	271	10,168
Nucor Corp.	68	4,323
Packaging Corp. of America	48	5,786
PPG Industries, Inc.†	131	15,303
Praxair, Inc.	31	4,795
Sealed Air Corp.	92	4,536
WestRock Co.†	28	1,770

		128,366

Media — 5.1%
CBS Corp., Class B, non-voting shares†	44	2,596
Comcast Corp., Class A†	520	20,826
Discovery Communications, Inc., Class A†(a)*	290	6,490
DISH Network Corp., Class A*	42	2,006
Interpublic Group of Cos., Inc. (The)	198	3,992
News Corp., Class A†	296	4,798
Omnicom Group, Inc.†	117	8,521
Scripps Networks Interactive, Inc., Class A†	66	5,635
Time Warner, Inc.†	395	36,131
Twenty-First Century Fox, Inc., Class A†	940	32,458
Viacom, Inc., Class B†	205	6,316
Walt Disney Co. (The)†	64	6,881

		136,650

Pharmaceuticals, Biotechnology & Life Sciences — 14.2%
AbbVie, Inc.†	506	48,935
Amgen, Inc.†	237	41,214
Biogen, Inc.†*	108	34,406
Bristol-Myers Squibb Co.†	216	13,237
Celgene Corp.†*	391	40,805
Eli Lilly & Co.†	323	27,281
Gilead Sciences, Inc.†	638	45,706
Johnson & Johnson†	486	67,904
Merck & Co., Inc.†	708	39,839
Mylan NV (Netherlands)*	59	2,496
Pfizer, Inc.	388	14,053
Regeneron Pharmaceuticals, Inc.*	13	4,888
Waters Corp.†*	2	386

		381,150

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 2.3%
Alexandria Real Estate Equities, Inc., REIT	47	$6,138
AvalonBay Communities, Inc., REIT	50	8,921
Digital Realty Trust, Inc., REIT†	46	5,239
Essex Property Trust, Inc., REIT†	8	1,931
Extra Space Storage, Inc., REIT†	2	175
Federal Realty Investment Trust, REIT	8	1,063
Kimco Realty Corp., REIT	47	853
Mid-America Apartment Communities, Inc., REIT	57	5,732
Public Storage, REIT	8	1,672
Realty Income Corp., REIT	63	3,592
Regency Centers Corp., REIT	86	5,950
Simon Property Group, Inc., REIT	34	5,839
UDR, Inc., REIT†	20	770
Ventas, Inc., REIT†	13	780
Weyerhaeuser Co., REIT†	382	13,469

		62,124

Retailing — 8.5%
Advance Auto Parts, Inc.	38	3,788
Amazon.com, Inc.†*	15	17,542
AutoZone, Inc.†*	14	9,959
Best Buy Co., Inc.†	33	2,260
Dollar General Corp.†	29	2,697
Dollar Tree, Inc.*	24	2,575
Expedia, Inc.	17	2,036
Foot Locker, Inc.	19	891
Gap, Inc. (The)†	31	1,056
Genuine Parts Co.	75	7,126
Home Depot, Inc. (The)†	259	49,088
Kohl’s Corp.(a)	86	4,664
Lowe’s Cos., Inc.†	422	39,221
Nordstrom, Inc.†	14	663
O’Reilly Automotive, Inc.†*	44	10,584
Priceline Group, Inc. (The)†*	26	45,181
Ross Stores, Inc.	150	12,038
Signet Jewelers Ltd. (Bermuda)(a)	31	1,753
Target Corp.†	66	4,307
Tiffany & Co.	14	1,455
TJX Cos., Inc. (The)†	59	4,511
Tractor Supply Co.	64	4,784

		228,179

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 6.8%
Analog Devices, Inc.	187	$16,649
Applied Materials, Inc.†	537	27,451
Broadcom Ltd. (Singapore)	29	7,450
Intel Corp.†	517	23,865
KLA-Tencor Corp.†	80	8,406
Lam Research Corp.†	91	16,750
Microchip Technology, Inc.(a)	25	2,197
Micron Technology, Inc.†*	656	26,975
QUALCOMM, Inc.	217	13,892
Skyworks Solutions, Inc.†	93	8,830
Texas Instruments, Inc.†	290	30,288

		182,753

Software & Services — 12.6%
Accenture PLC, Class A (Ireland)†	139	21,280
Alphabet, Inc., Class A†*	77	81,112
CA, Inc.†	210	6,989
Citrix Systems, Inc.†*	50	4,400
Cognizant Technology Solutions Corp., Class A†	65	4,616
CSRA, Inc.†	17	509
eBay, Inc.†*	255	9,624
Electronic Arts, Inc.†*	71	7,459
Facebook, Inc., Class A†*	207	36,527
Fidelity National Information Services, Inc.†	13	1,223
Mastercard, Inc., Class A†	117	17,709
Microsoft Corp.†	764	65,353
Oracle Corp.†	746	35,271
Paychex, Inc.	141	9,599
Symantec Corp.	67	1,880
Total System Services, Inc.	82	6,485
Visa, Inc., Class A†	261	29,759

		339,795

Technology Hardware & Equipment — 8.0%
Apple, Inc.†	566	95,784
Cisco Systems, Inc.†	1,095	41,939
Corning, Inc.	2	64
F5 Networks, Inc.†*	32	4,199
FLIR Systems, Inc.†	15	699
Harris Corp.	61	8,641
Hewlett Packard Enterprise Co.†	762	10,942
HP, Inc.†	835	17,543
Juniper Networks, Inc.†	192	5,472
Motorola Solutions, Inc.	17	1,536

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetApp, Inc.	132	$7,302
Seagate Technology PLC (Ireland)(a)	135	5,648
TE Connectivity Ltd. (Switzerland)	2	190
Western Digital Corp.†	150	11,930
Xerox Corp.	133	3,877

		215,766

Telecommunication Services — 3.2%
AT&T, Inc.†	740	28,771
CenturyLink, Inc.	279	4,654
Verizon Communications, Inc.†	1,011	53,512

		86,937

Transportation — 4.7%
Alaska Air Group, Inc.†	63	4,631
American Airlines Group, Inc.	244	12,695
CSX Corp.	98	5,391
Delta Air Lines, Inc.†	362	20,272
Expeditors International of Washington, Inc.†	48	3,105
JB Hunt Transport Services, Inc.	10	1,150
Kansas City Southern	52	5,471
Norfolk Southern Corp.†	119	17,243
Southwest Airlines Co.†	150	9,818
Union Pacific Corp.†	285	38,219
United Continental Holdings, Inc.*	136	9,166

		127,161

Utilities — 2.9%
AES Corp.†	73	791
Ameren Corp.	50	2,950
CenterPoint Energy, Inc.†	218	6,183
DTE Energy Co.†	20	2,189
Duke Energy Corp.†	354	29,775
Exelon Corp.†	107	4,217
FirstEnergy Corp.	225	6,890
NRG Energy, Inc.†	161	4,585
PG&E Corp.	147	6,590
Pinnacle West Capital Corp.	56	4,770
SCANA Corp.	73	2,904
Southern Co. (The)	111	5,338
WEC Energy Group, Inc.†	7	465

		77,647

TOTAL COMMON STOCKS (Cost $3,252,649)		3,814,069

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
TOTAL LONG POSITIONS - 141.7%		$3,814,069

(Cost $3,252,649)
SHORT POSITIONS — (42.2)%
COMMON STOCKS — (42.2)%
Automobiles & Components — (0.8)%
Aptiv PLC (Jersey)	(57)	(4,835)
Ford Motor Co.	(1,136)	(14,189)
Goodyear Tire & Rubber Co. (The)	(71)	(2,294)

		(21,318)

Banks — (0.9)%
BB&T Corp.	(120)	(5,966)
Fifth Third Bancorp.	(205)	(6,220)
M&T Bank Corp.	(33)	(5,643)
Regions Financial Corp.	(334)	(5,771)
SunTrust Banks, Inc.	(6)	(388)

		(23,988)

Capital Goods — (1.0)%
AO Smith Corp.	(50)	(3,064)
Fluor Corp.	(40)	(2,066)
General Dynamics Corp.	(56)	(11,393)
Quanta Services, Inc.*	(45)	(1,760)
Raytheon Co.	(22)	(4,133)
United Rentals, Inc.*	(24)	(4,126)

		(26,542)

Commercial & Professional Services — (0.5)%
Equifax, Inc.	(35)	(4,127)
IHS Markit Ltd. (Bermuda)*	(115)	(5,192)
Verisk Analytics, Inc.*	(49)	(4,704)

		(14,023)

Consumer Durables & Apparel — (1.6)%
Hasbro, Inc.	(35)	(3,181)
Leggett & Platt, Inc.	(38)	(1,814)
Mattel, Inc.	(98)	(1,507)
Mohawk Industries, Inc.*	(22)	(6,070)
Newell Brands, Inc.	(141)	(4,357)
NIKE, Inc., Class B	(184)	(11,509)
Tapestry, Inc.	(82)	(3,627)
Under Armour, Inc., Class C*	(126)	(1,678)
VF Corp.	(113)	(8,362)

		(42,105)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (1.5)%
Chipotle Mexican Grill, Inc.*	(9)	$(2,601)
Darden Restaurants, Inc.	(36)	(3,457)
MGM Resorts International	(162)	(5,409)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(66)	(3,514)
Starbucks Corp.	(363)	(20,847)
Wynn Resorts Ltd.	(30)	(5,058)

		(40,886)

Diversified Financials — (0.8)%
Affiliated Managers Group, Inc.	(16)	(3,284)
Ameriprise Financial, Inc.	(43)	(7,287)
Intercontinental Exchange, Inc.	(168)	(11,854)

		(22,425)

Energy — (4.2)%
Anadarko Petroleum Corp.	(158)	(8,475)
Andeavor	(44)	(5,031)
Chesapeake Energy Corp.*	(260)	(1,030)
Cimarex Energy Co.	(27)	(3,294)
Concho Resources, Inc.*	(42)	(6,309)
Devon Energy Corp.	(151)	(6,251)
EOG Resources, Inc.	(130)	(14,028)
EQT Corp.	(49)	(2,789)
Halliburton Co.	(247)	(12,071)
Helmerich & Payne, Inc.	(32)	(2,068)
Hess Corp.	(91)	(4,320)
Kinder Morgan, Inc.	(655)	(11,836)
Marathon Oil Corp.	(243)	(4,114)
National Oilwell Varco, Inc.	(109)	(3,926)
Newfield Exploration Co.*	(56)	(1,766)
Occidental Petroleum Corp.	(122)	(8,987)
Pioneer Natural Resources Co.	(48)	(8,297)
Range Resources Corp.	(71)	(1,211)
Williams Cos., Inc. (The)	(237)	(7,226)

		(113,029)

Food & Staples Retailing — (0.4)%
Costco Wholesale Corp.	(59)	(10,981)

Food, Beverage & Tobacco — (1.4)%
Archer-Daniels-Midland Co.	(160)	(6,413)
Brown-Forman Corp., Class B	(110)	(7,554)
Constellation Brands, Inc., Class A	(56)	(12,800)
Hershey Co. (The)	(61)	(6,924)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc., non-voting shares	(38)	$(3,873)

		(37,564)

Health Care Equipment & Services — (3.8)%
Align Technology, Inc.*	(23)	(5,110)
Becton Dickinson and Co.	(77)	(16,410)
Boston Scientific Corp.*	(299)	(7,412)
Cerner Corp.*	(99)	(6,672)
DENTSPLY SIRONA, Inc.	(66)	(4,345)
HCA Healthcare, Inc.*	(103)	(9,048)
Henry Schein, Inc.*	(45)	(3,145)
Hologic, Inc.*	(45)	(1,924)
IDEXX Laboratories, Inc.*	(25)	(3,909)
Intuitive Surgical, Inc.*	(33)	(12,043)
Medtronic PLC (Ireland)	(157)	(12,678)
Patterson Cos., Inc.	(28)	(1,012)
ResMed, Inc.	(41)	(3,472)
Stryker Corp.	(107)	(16,568)

		(103,748)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(215)	(4,276)

Insurance — (2.8)%
Aflac, Inc.	(113)	(9,919)
American International Group, Inc.	(249)	(14,835)
Arthur J Gallagher & Co.	(13)	(823)
Assurant, Inc.	(16)	(1,613)
Chubb Ltd. (Switzerland)	(19)	(2,776)
Cincinnati Financial Corp.	(47)	(3,524)
Hartford Financial Services Group, Inc. (The)	(103)	(5,797)
Lincoln National Corp.	(63)	(4,843)
MetLife, Inc.	(137)	(6,927)
Prudential Financial, Inc.	(122)	(14,028)
Unum Group	(65)	(3,568)
Willis Towers Watson PLC (Ireland)	(38)	(5,726)

		(74,379)

Materials — (2.4)%
Albemarle Corp.	(32)	(4,092)
CF Industries Holdings, Inc.	(1)	(43)
DowDuPont, Inc.	(291)	(20,725)
Ecolab, Inc.	(86)	(11,539)
International Paper Co.	(119)	(6,895)
Martin Marietta Materials, Inc.	(18)	(3,979)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Mosaic Co. (The)	(101)	$(2,592)
Sherwin-Williams Co. (The)	(27)	(11,071)
Vulcan Materials Co.	(38)	(4,878)

		(65,814)

Media — (0.6)%
Charter Communications, Inc., Class A*	(50)	(16,798)

Pharmaceuticals, Biotechnology & Life Sciences — (3.3)%
Agilent Technologies, Inc.	(93)	(6,228)
Alexion Pharmaceuticals, Inc.*	(64)	(7,654)
Allergan PLC (Ireland)	(1)	(164)
Illumina, Inc.*	(42)	(9,177)
Incyte Corp.*	(63)	(5,967)
IQVIA Holdings, Inc.*	(68)	(6,657)
Mettler-Toledo International, Inc.*	(8)	(4,956)
PerkinElmer, Inc.	(32)	(2,340)
Perrigo Co. PLC (Ireland)	(41)	(3,574)
Thermo Fisher Scientific, Inc.	(115)	(21,836)
Vertex Pharmaceuticals, Inc.*	(74)	(11,090)
Zoetis, Inc.	(131)	(9,437)

		(89,080)

Real Estate — (3.6)%
American Tower Corp., REIT	(123)	(17,548)
Apartment Investment & Management Co., Class A, REIT	(45)	(1,967)
Boston Properties, Inc., REIT	(9)	(1,170)
CBRE Group, Inc., Class A*	(97)	(4,201)
Crown Castle International Corp., REIT	(117)	(12,988)
Duke Realty Corp., REIT	(26)	(707)
Equinix, Inc., REIT	(22)	(9,971)
Equity Residential, REIT	(89)	(5,676)
GGP, Inc., REIT	(80)	(1,871)
HCP, Inc., REIT	(135)	(3,521)
Host Hotels & Resorts, Inc., REIT	(212)	(4,208)
Iron Mountain, Inc., REIT	(77)	(2,905)
Macerich Co. (The), REIT	(41)	(2,693)
Prologis, Inc., REIT	(153)	(9,870)
SBA Communications Corp., REIT*	(34)	(5,554)
SL Green Realty Corp., REIT	(28)	(2,826)
Vornado Realty Trust, REIT	(45)	(3,518)
Welltower, Inc., REIT	(78)	(4,974)

		(96,168)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (1.6)%
CarMax, Inc.*	(52)	$(3,335)
L Brands, Inc.	(81)	(4,878)
LKQ Corp.*	(89)	(3,620)
Macy’s, Inc.	(88)	(2,217)
Netflix, Inc.*	(123)	(23,611)
TripAdvisor, Inc.*	(40)	(1,378)
Ulta Beauty, Inc.*	(18)	(4,026)

		(43,065)

Semiconductors & Semiconductor Equipment — (0.8)%
Advanced Micro Devices, Inc.*	(305)	(3,135)
NVIDIA Corp.	(60)	(11,610)
Qorvo, Inc.*	(37)	(2,464)
Xilinx, Inc.	(72)	(4,854)

		(22,063)

Software & Services — (5.8)%
Activision Blizzard, Inc.	(217)	(13,740)
Adobe Systems, Inc.*	(51)	(8,937)
Akamai Technologies, Inc.*	(49)	(3,187)
Alliance Data Systems Corp.	(16)	(4,056)
ANSYS, Inc.*	(25)	(3,690)
Autodesk, Inc.*	(63)	(6,604)
Automatic Data Processing, Inc.	(127)	(14,883)
Cadence Design Systems, Inc.*	(81)	(3,387)
DXC Technology Co.	(81)	(7,687)
Fiserv, Inc.*	(60)	(7,868)
Gartner, Inc.*	(26)	(3,202)
Global Payments, Inc.	(46)	(4,611)
International Business Machines Corp.	(8)	(1,227)
Intuit, Inc.	(74)	(11,676)
PayPal Holdings, Inc.*	(311)	(22,896)
Red Hat, Inc.*	(51)	(6,125)
salesforce.com, Inc.*	(207)	(21,162)
Synopsys, Inc.*	(44)	(3,751)
VeriSign, Inc.*	(39)	(4,463)
Western Union Co. (The)	(132)	(2,509)

		(155,661)

Technology Hardware & Equipment — (0.3)%
Amphenol Corp., Class A	(92)	(8,078)

Transportation — (1.1)%
CH Robinson Worldwide, Inc.	(40)	(3,564)
FedEx Corp.	(77)	(19,215)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B	(49)	$(5,838)

		(28,617)

Utilities — (2.8)%
Alliant Energy Corp.	(66)	(2,812)
American Electric Power Co., Inc.	(141)	(10,373)
American Water Works Co., Inc.	(41)	(3,751)
CMS Energy Corp.	(80)	(3,784)
Consolidated Edison, Inc.	(44)	(3,738)
Dominion Energy, Inc.	(143)	(11,592)
Edison International	(94)	(5,945)
Entergy Corp.	(51)	(4,151)
Eversource Energy	(91)	(5,749)
NextEra Energy, Inc.	(3)	(469)
NiSource, Inc.	(96)	(2,464)
PPL Corp.	(197)	(6,097)
Public Service Enterprise Group, Inc.	(145)	(7,467)
Sempra Energy	(71)	(7,591)
Xcel Energy, Inc.	(16)	(770)

		(76,753)

TOTAL COMMON STOCK (Proceeds $1,106,324) (1,137,361)

TOTAL SECURITES SOLD SHORT - (42.2)%		(1,137,361)

(Proceeds $1,106,324)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		14,299

NET ASSETS - 100.0%		$2,691,007

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2017, the market value of securities on loan was $50,888.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 150.4%
COMMON STOCKS — 150.4%
Automobiles & Components — 1.7%
BorgWarner, Inc.†	14	$715
General Motors Co.†	918	37,629
Harley-Davidson, Inc.(a)	109	5,546

		43,890

Banks — 2.5%
Bank of America Corp.†	475	14,022
Citigroup, Inc.†	77	5,730
Citizens Financial Group, Inc.	31	1,301
Comerica, Inc.	11	955
Huntington Bancshares, Inc.†	177	2,577
JPMorgan Chase & Co.†	220	23,527
KeyCorp.†	89	1,795
People’s United Financial, Inc.	22	411
PNC Financial Services Group, Inc. (The)†	30	4,329
US Bancorp†	105	5,626
Wells Fargo & Co.†	27	1,638
Zions Bancorporation†	12	610

		62,521

Capital Goods — 14.9%
3M Co.†	37	8,709
Acuity Brands, Inc.	28	4,928
Allegion PLC (Ireland)	61	4,853
AMETEK, Inc.†	149	10,798
Arconic, Inc.†	31	845
Boeing Co. (The)†	216	63,700
Caterpillar, Inc.†	385	60,668
Cummins, Inc.†	107	18,900
Deere & Co.†	69	10,799
Dover Corp.	10	1,010
Eaton Corp. PLC (Ireland)†	267	21,096
Emerson Electric Co.†	40	2,788
Fastenal Co.	71	3,883
Flowserve Corp.	8	337
Fortive Corp.	2	145
Fortune Brands Home & Security, Inc.	99	6,776
General Electric Co.†	549	9,580
Honeywell International, Inc.†	88	13,496
Illinois Tool Works, Inc.†	11	1,835
Ingersoll-Rand PLC (Ireland)†	165	14,716
Jacobs Engineering Group, Inc.†	80	5,277
Johnson Controls International PLC (Ireland)†	599	22,828

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
L3 Technologies, Inc.	50	$9,892
Lockheed Martin Corp.†	14	4,495
Masco Corp.†	202	8,876
PACCAR, Inc.	76	5,402
Parker-Hannifin Corp.	12	2,395
Pentair PLC (Ireland)†	118	8,333
Rockwell Automation, Inc.†	8	1,571
Rockwell Collins, Inc.†	105	14,240
Roper Technologies, Inc.	6	1,554
Snap-on, Inc.	25	4,358
Stanley Black & Decker, Inc.†	4	679
Textron, Inc.	16	905
TransDigm Group, Inc.†	31	8,513
United Technologies Corp.†	70	8,930
WW Grainger, Inc.	37	8,741
Xylem, Inc.	11	750

		377,601

Commercial & Professional Services — 0.8%
Cintas Corp.	20	3,117
Nielsen Holdings PLC (United Kingdom)	231	8,408
Republic Services, Inc.	21	1,420
Robert Half International, Inc.†	81	4,499
Stericycle, Inc.*	6	408
Waste Management, Inc.†	31	2,675

		20,527

Consumer Durables & Apparel — 1.5%
DR Horton, Inc.†	50	2,554
Garmin Ltd. (Switzerland)†	122	7,268
Hanesbrands, Inc.	236	4,935
Lennar Corp., Class A	14	885
Michael Kors Holdings Ltd. (British Virgin Islands)*	106	6,673
PulteGroup, Inc.	45	1,496
Ralph Lauren Corp.†(a)	53	5,496
Whirlpool Corp.	46	7,757

		37,064

Consumer Services — 4.5%
Carnival Corp. (Panama)	463	30,729
H&R Block, Inc.†	14	367
Hilton Worldwide Holdings, Inc.†	207	16,531
Marriott International, Inc., Class A†	233	31,625
McDonald’s Corp.†	50	8,606

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Royal Caribbean Cruises Ltd. (Liberia)†	139	$16,580
Wyndham Worldwide Corp.†	66	7,647
Yum! Brands, Inc.†	21	1,714

		113,799

Diversified Financials — 7.5%
American Express Co.	55	5,462
Bank of New York Mellon Corp. (The)	65	3,501
Berkshire Hathaway,Inc.,Class B†*	95	18,831
BlackRock, Inc.†	94	48,289
Capital One Financial Corp.	30	2,987
Cboe Global Markets, Inc.	6	748
Charles Schwab Corp. (The)†	85	4,366
Discover Financial Services†	23	1,769
E*TRADE Financial Corp.*	92	4,560
Franklin Resources, Inc.†	359	15,555
Goldman Sachs Group,Inc. (The)†	25	6,369
Invesco Ltd. (Bermuda)†	263	9,610
Leucadia National Corp.	23	609
Moody’s Corp.†	123	18,156
Morgan Stanley†	115	6,034
Nasdaq, Inc.†	108	8,298
Navient Corp.	16	213
Northern Trust Corp.	23	2,297
Raymond James Financial, Inc.	42	3,751
S&P Global, Inc.†	51	8,639
State Street Corp.	23	2,245
Synchrony Financial	49	1,892
T Rowe Price Group, Inc.†	157	16,474

		190,655

Energy — 7.5%
Apache Corp.	247	10,428
ConocoPhillips†	773	42,430
Exxon Mobil Corp.†	269	22,499
Marathon Petroleum Corp.†	317	20,916
Noble Energy, Inc.	316	9,208
ONEOK, Inc.†	246	13,149
Phillips 66†	328	33,177
Schlumberger Ltd. (Curacao)	18	1,213
TechnipFMC PLC (United Kingdom)	302	9,456
Valero Energy Corp.†	283	26,011

		188,487

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 6.4%
CVS Health Corp.†	700	$50,750
Kroger Co. (The)†	569	15,619
Sysco Corp.†	223	13,543
Walgreens Boots Alliance, Inc.†	665	48,292
Wal-Mart Stores, Inc.†	347	34,266

		162,470

Food, Beverage & Tobacco — 8.6%
Altria Group, Inc.†	587	41,918
Coca-Cola Co. (The)†	1,194	54,781
Conagra Brands, Inc.†	261	9,832
Dr Pepper Snapple Group, Inc.†	116	11,259
General Mills, Inc.	158	9,368
Hormel Foods Corp.	126	4,585
JM Smucker Co. (The)	1	124
Kellogg Co.	22	1,496
Kraft Heinz Co. (The)	77	5,988
Molson Coors Brewing Co., Class B†	139	11,408
Monster Beverage Corp.*	35	2,215
PepsiCo, Inc.†	111	13,311
Philip Morris International, Inc.†	314	33,174
Tyson Foods, Inc., Class A†	237	19,214

		218,673

Health Care Equipment & Services — 13.8%
Abbott Laboratories†	933	53,246
Aetna, Inc.†	211	38,062
AmerisourceBergen Corp.†	141	12,947
Anthem, Inc.†	173	38,927
Baxter International, Inc.†	2	129
Cardinal Health, Inc.	84	5,147
Centene Corp.†*	113	11,399
Cigna Corp.†	160	32,494
Cooper Cos., Inc. (The)	3	654
Danaher Corp.	56	5,198
DaVita, Inc.*	35	2,529
Envision Healthcare Corp.*	79	2,730
Express Scripts Holding Co.†*	437	32,618
Humana, Inc.†	93	23,071
Laboratory Corp. of America Holdings†*	67	10,687
McKesson Corp.†	61	9,513
Quest Diagnostics, Inc.	88	8,667
UnitedHealth Group, Inc.†	199	43,872
Universal Health Services, Inc., Class B	61	6,914

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Varian Medical Systems, Inc.†*	58	$6,447
Zimmer Biomet Holdings, Inc.	24	2,896

		348,147

Household & Personal Products — 1.6%
Church & Dwight Co., Inc.†	2	100
Clorox Co. (The)	84	12,494
Colgate-Palmolive Co.	55	4,150
Estee Lauder Cos., Inc. (The), Class A†	24	3,054
Kimberly-Clark Corp.†	118	14,238
Procter & Gamble Co. (The)	77	7,075

		41,111

Insurance — 2.9%
Allstate Corp. (The)	2	209
Aon PLC (United Kingdom)†	162	21,708
Brighthouse Financial, Inc.*	8	469
Chubb Ltd. (Switzerland)†	2	292
Everest Re Group Ltd. (Bermuda)	15	3,319
Loews Corp.	3	150
Marsh & McLennan Cos., Inc.†	331	26,940
Principal Financial Group, Inc.	123	8,679
Progressive Corp. (The)†	166	9,349
Travelers Cos., Inc. (The)	17	2,306
XL Group Ltd. (Bermuda)	16	563

		73,984

Materials — 6.0%
Air Products & Chemicals, Inc.†	137	22,479
Avery Dennison Corp.	42	4,824
Ball Corp.†	226	8,554
Eastman Chemical Co.†	93	8,616
FMC Corp.†	5	473
Freeport-McMoRan, Inc.†*	936	17,747
International Flavors & Fragrances, Inc.	19	2,900
LyondellBasell Industries NV, Class A (Netherlands)†	256	28,242
Monsanto Co.	27	3,153
Newmont Mining Corp.†	345	12,944
Nucor Corp.	73	4,641
Packaging Corp. of America	61	7,354
PPG Industries, Inc.†	166	19,392
Praxair, Inc.	18	2,784
Sealed Air Corp.	117	5,768

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
WestRock Co.†	16	$1,011

		150,882

Media — 5.8%
CBS Corp., Class B, non-voting shares†	25	1,475
Comcast Corp., Class A†	298	11,935
Discovery Communications, Inc., Class A(a) *	369	8,258
Interpublic Group of Cos., Inc. (The)	251	5,060
News Corp., Class A†	377	6,111
Omnicom Group, Inc.†	156	11,361
Scripps Networks Interactive, Inc., Class A†	84	7,172
Time Warner, Inc.†	504	46,101
Twenty-First Century Fox, Inc., Class A	1,197	41,332
Viacom, Inc., Class B	260	8,011

		146,816

Pharmaceuticals, Biotechnology & Life Sciences — 16.0%
AbbVie, Inc.†	584	56,479
Amgen, Inc.†	275	47,822
Biogen, Inc.†*	137	43,644
Bristol-Myers Squibb Co.†	141	8,640
Celgene Corp.†*	496	51,763
Eli Lilly & Co.†	353	29,814
Gilead Sciences, Inc.†	804	57,599
Johnson & Johnson†	444	62,036
Merck & Co., Inc.†	764	42,990
Mylan NV (Netherlands)*	34	1,439
Regeneron Pharmaceuticals, Inc.*	7	2,632

		404,858

Real Estate — 2.5%
Alexandria Real Estate Equities, Inc., REIT†	60	7,835
AvalonBay Communities, Inc., REIT†	56	9,991
CBRE Group, Inc., Class A†*	2	87
Digital Realty Trust, Inc., REIT†	37	4,214
Essex Property Trust, Inc., REIT†	5	1,207
Federal Realty Investment Trust, REIT	4	531
Kimco Realty Corp., REIT	27	490
Mid-America Apartment Communities, Inc., REIT†	73	7,341
Realty Income Corp., REIT†	48	2,737

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Regency Centers Corp., REIT	109	$7,541
Simon Property Group, Inc., REIT	19	3,263
UDR, Inc., REIT†	8	308
Weyerhaeuser Co., REIT†	487	17,172

		62,717

Retailing — 9.5%
Advance Auto Parts, Inc.	48	4,785
Amazon.com, Inc.*	1	1,169
AutoZone, Inc.†*	18	12,805
Best Buy Co., Inc.	19	1,301
Dollar General Corp.†	16	1,488
Dollar Tree, Inc.†*	14	1,502
Expedia, Inc.	10	1,198
Foot Locker, Inc.	55	2,578
Gap, Inc. (The)	24	817
Genuine Parts Co.†	95	9,026
Home Depot, Inc. (The)†	273	51,742
Kohl’s Corp.	109	5,911
Lowe’s Cos., Inc.†	537	49,909
Nordstrom, Inc.(a)	10	474
O’Reilly Automotive, Inc.†*	55	13,230
Priceline Group, Inc. (The)†*	33	57,345
Ross Stores, Inc.†	136	10,914
Signet Jewelers Ltd. (Bermuda)(a)	40	2,262
Target Corp.†	38	2,480
Tiffany & Co.	8	832
TJX Cos., Inc. (The)	40	3,058
Tractor Supply Co.	82	6,130

		240,956

Semiconductors & Semiconductor Equipment — 8.1%
Analog Devices, Inc.†	239	21,278
Applied Materials, Inc.†	713	36,448
Intel Corp.†	517	23,865
KLA-Tencor Corp.†	104	10,927
Lam Research Corp.†	121	22,272
Microchip Technology, Inc.(a)	15	1,318
Micron Technology, Inc.†*	834	34,294
QUALCOMM, Inc.	163	10,435
Skyworks Solutions, Inc.	119	11,299
Texas Instruments, Inc.†	320	33,421

		205,557

Software & Services — 8.5%
Accenture PLC, Class A (Ireland)†	127	19,442

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Alphabet, Inc., Class A†*	45	$47,403
CA, Inc.†	267	8,886
Citrix Systems, Inc.†*	61	5,368
Cognizant Technology Solutions Corp., Class A†	37	2,628
CSRA, Inc.†	10	299
eBay, Inc.†*	245	9,246
Electronic Arts, Inc.†*	71	7,459
Facebook, Inc., Class A†*	16	2,823
Fidelity National Information Services, Inc.†	10	941
Mastercard, Inc., Class A†	67	10,141
Microsoft Corp.†	358	30,623
Oracle Corp.†	658	31,110
Paychex, Inc.†	31	2,110
Symantec Corp.	39	1,094
Total System Services, Inc.†	103	8,146
Visa, Inc., Class A	241	27,479

		215,198

Technology Hardware & Equipment — 7.4%
Apple, Inc.†	325	55,000
Cisco Systems, Inc.†	1,118	42,819
F5 Networks, Inc.†*	49	6,430
FLIR Systems, Inc.†	9	420
Harris Corp.†	77	10,907
Hewlett Packard Enterprise Co.†	895	12,852
HP, Inc.†	1,063	22,334
Juniper Networks, Inc.†	287	8,180
Motorola Solutions, Inc.†	10	903
NetApp, Inc.†	16	885
Seagate Technology PLC (Ireland)	175	7,322
Western Digital Corp.†	191	15,190
Xerox Corp.	169	4,926

		188,168

Telecommunication Services — 3.2%
AT&T, Inc.†	480	18,662
CenturyLink, Inc.	355	5,921
Verizon Communications, Inc.†	1,075	56,900

		81,483

Transportation — 5.8%
Alaska Air Group, Inc.	80	5,881
American Airlines Group, Inc.†	310	16,129
CSX Corp.†	57	3,136

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Delta Air Lines, Inc.†	461	$25,816
Expeditors International of Washington, Inc.†	69	4,464
JB Hunt Transport Services, Inc.†	7	805
Kansas City Southern	66	6,945
Norfolk Southern Corp.†	173	25,068
Southwest Airlines Co.†	273	17,868
Union Pacific Corp.†	209	28,027
United Continental Holdings, Inc.*	171	11,525

		145,664

Utilities — 3.4%
AES Corp.†	42	455
Ameren Corp.	39	2,301
CenterPoint Energy, Inc.†	278	7,884
DTE Energy Co.†	12	1,314
Duke Energy Corp.†	452	38,018
Exelon Corp.†	61	2,404
FirstEnergy Corp.†	287	8,788
NRG Energy, Inc.	205	5,838
PG&E Corp.	147	6,590
Pinnacle West Capital Corp.	72	6,133
SCANA Corp.	93	3,700
Southern Co. (The)	64	3,078
WEC Energy Group, Inc.†	5	332

		86,835

TOTAL COMMON STOCKS (Cost $3,333,486)		3,808,063

TOTAL LONG POSITIONS - 150.4% (Cost $3,333,486)		3,808,063

SHORT POSITIONS — (89.9)%
COMMON STOCKS — (89.9)%
Automobiles & Components — (1.6)%
Aptiv PLC (Jersey)	(139)	(11,791)
Ford Motor Co.	(2,060)	(25,729)
Goodyear Tire & Rubber Co. (The)	(128)	(4,136)

		(41,656)

Banks — (1.8)%
BB&T Corp.	(239)	(11,883)
Fifth Third Bancorp.	(366)	(11,104)
M&T Bank Corp.	(58)	(9,917)
Regions Financial Corp.	(605)	(10,454)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
SunTrust Banks, Inc.	(43)	$(2,777)

		(46,135)

Capital Goods — (2.9)%
AO Smith Corp.	(90)	(5,515)
Fluor Corp.	(73)	(3,770)
General Dynamics Corp.	(113)	(22,990)
Northrop Grumman Corp.	(64)	(19,642)
Quanta Services, Inc.*	(81)	(3,168)
Raytheon Co.	(56)	(10,520)
United Rentals, Inc.*	(43)	(7,392)

		(72,997)

Commercial & Professional Services — (1.0)%
Equifax, Inc.	(63)	(7,429)
IHS Markit Ltd. (Bermuda)*	(207)	(9,346)
Verisk Analytics, Inc.*	(89)	(8,544)

		(25,319)

Consumer Durables & Apparel — (3.6)%
Hasbro, Inc.	(64)	(5,817)
Leggett & Platt, Inc.	(69)	(3,293)
Mattel, Inc.	(178)	(2,738)
Mohawk Industries, Inc.*	(39)	(10,760)
Newell Brands, Inc.	(255)	(7,880)
NIKE, Inc., Class B	(463)	(28,961)
PVH Corp.	(41)	(5,626)
Tapestry, Inc.	(147)	(6,502)
Under Armour, Inc., Class C*	(228)	(3,037)
VF Corp.	(205)	(15,170)

		(89,784)

Consumer Services — (2.9)%
Chipotle Mexican Grill, Inc.*	(15)	(4,335)
Darden Restaurants, Inc.	(65)	(6,241)
MGM Resorts International	(293)	(9,783)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(118)	(6,284)
Starbucks Corp.	(668)	(38,363)
Wynn Resorts Ltd.	(54)	(9,104)

		(74,110)

Diversified Financials — (2.6)%
Affiliated Managers Group, Inc.	(29)	(5,952)
Ameriprise Financial, Inc.	(77)	(13,049)
CME Group, Inc.	(176)	(25,705)
Intercontinental Exchange, Inc.	(304)	(21,450)

		(66,156)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (8.4)%
Anadarko Petroleum Corp.	(287)	$(15,395)
Andeavor	(80)	(9,147)
Cabot Oil & Gas Corp.	(30)	(858)
Chesapeake Energy Corp.*	(471)	(1,865)
Chevron Corp.	(7)	(876)
Cimarex Energy Co.	(49)	(5,978)
Concho Resources, Inc.*	(77)	(11,567)
Devon Energy Corp.	(272)	(11,261)
EOG Resources, Inc.	(251)	(27,085)
EQT Corp.	(94)	(5,350)
Halliburton Co.	(451)	(22,040)
Helmerich & Payne, Inc.	(56)	(3,620)
Hess Corp.	(165)	(7,833)
Kinder Morgan, Inc.	(1,188)	(21,467)
Marathon Oil Corp.	(440)	(7,449)
National Oilwell Varco, Inc.	(198)	(7,132)
Newfield Exploration Co.*	(103)	(3,248)
Occidental Petroleum Corp.	(256)	(18,857)
Pioneer Natural Resources Co.	(88)	(15,211)
Range Resources Corp.	(128)	(2,184)
Williams Cos., Inc. (The)	(429)	(13,080)

		(211,503)

Food & Staples Retailing — (1.0)%
Costco Wholesale Corp.	(131)	(24,382)

Food, Beverage & Tobacco — (2.8)%
Archer-Daniels-Midland Co.	(291)	(11,663)
Brown-Forman Corp., Class B	(200)	(13,734)
Constellation Brands, Inc., Class A	(102)	(23,314)
Hershey Co. (The)	(110)	(12,486)
McCormick & Co., Inc., non-voting shares	(68)	(6,930)
Mondelez International, Inc., Class A	(68)	(2,910)

		(71,037)

Health Care Equipment & Services — (7.7)%
Align Technology, Inc.*	(42)	(9,332)
Becton Dickinson and Co.	(138)	(29,603)
Boston Scientific Corp.*	(603)	(14,948)
Cerner Corp.*	(180)	(12,130)
DENTSPLY SIRONA, Inc.	(119)	(7,834)
Edwards Lifesciences Corp.*	(7)	(789)
HCA Healthcare, Inc.*	(186)	(16,338)
Henry Schein, Inc.*	(82)	(5,730)
Hologic, Inc.*	(85)	(3,634)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
IDEXX Laboratories, Inc.*	(46)	$(7,194)
Intuitive Surgical, Inc.*	(59)	(21,531)
Medtronic PLC (Ireland)	(356)	(28,747)
Patterson Cos., Inc.	(50)	(1,806)
ResMed, Inc.	(74)	(6,267)
Stryker Corp.	(195)	(30,194)

		(196,077)

Household & Personal Products — (0.3)%
Coty, Inc., Class A	(389)	(7,737)

Insurance — (5.4)%
Aflac, Inc.	(205)	(17,995)
American International Group, Inc.	(456)	(27,169)
Arthur J Gallagher & Co.	(40)	(2,531)
Assurant, Inc.	(28)	(2,824)
Cincinnati Financial Corp.	(86)	(6,447)
Hartford Financial Services Group, Inc. (The)	(186)	(10,468)
Lincoln National Corp.	(114)	(8,763)
MetLife, Inc.	(294)	(14,865)
Prudential Financial, Inc.	(221)	(25,411)
Torchmark Corp.	(45)	(4,082)
Unum Group	(117)	(6,422)
Willis Towers Watson PLC (Ireland)	(69)	(10,398)

		(137,375)

Materials — (5.1)%
Albemarle Corp.	(58)	(7,418)
CF Industries Holdings, Inc.	(18)	(766)
DowDuPont, Inc.	(653)	(46,507)
Ecolab, Inc.	(155)	(20,798)
International Paper Co.	(215)	(12,457)
Martin Marietta Materials, Inc.	(33)	(7,294)
Mosaic Co. (The)	(186)	(4,773)
Sherwin-Williams Co. (The)	(49)	(20,092)
Vulcan Materials Co.	(70)	(8,986)

		(129,091)

Media — (1.6)%
Charter Communications, Inc., Class A*	(97)	(32,588)
DISH Network Corp., Class A*	(13)	(621)
Walt Disney Co. (The)	(57)	(6,128)

		(39,337)

Pharmaceuticals, Biotechnology & Life Sciences — (6.8)%
Agilent Technologies, Inc.	(168)	(11,251)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Alexion Pharmaceuticals, Inc.*	(123)	$(14,710)
Allergan PLC (Ireland)	(37)	(6,053)
Illumina, Inc.*	(76)	(16,605)
Incyte Corp.*	(114)	(10,797)
IQVIA Holdings, Inc.*	(123)	(12,042)
Mettler-Toledo International, Inc.*	(14)	(8,673)
PerkinElmer, Inc.	(58)	(4,241)
Perrigo Co. PLC (Ireland)	(74)	(6,450)
Pfizer, Inc.	(26)	(942)
Thermo Fisher Scientific, Inc.	(208)	(39,495)
Vertex Pharmaceuticals, Inc.*	(134)	(20,081)
Waters Corp.*	(18)	(3,477)
Zoetis, Inc.	(237)	(17,073)

		(171,890)

Real Estate — (7.2)%
American Tower Corp., REIT	(223)	(31,815)
Apartment Investment & Management Co., Class A, REIT	(82)	(3,584)
Boston Properties, Inc., REIT	(34)	(4,421)
Crown Castle International Corp., REIT	(211)	(23,423)
Duke Realty Corp., REIT	(17)	(463)
Equinix, Inc., REIT	(40)	(18,129)
Equity Residential, REIT	(174)	(11,096)
Extra Space Storage, Inc., REIT	(66)	(5,772)
GGP, Inc., REIT	(208)	(4,865)
HCP, Inc., REIT	(244)	(6,364)
Host Hotels & Resorts, Inc., REIT	(384)	(7,622)
Iron Mountain, Inc., REIT	(139)	(5,244)
Macerich Co. (The), REIT	(77)	(5,057)
Prologis, Inc., REIT	(277)	(17,869)
Public Storage, REIT	(14)	(2,926)
SBA Communications Corp., REIT*	(62)	(10,128)
SL Green Realty Corp., REIT	(54)	(5,450)
Ventas, Inc., REIT	(16)	(960)
Vornado Realty Trust, REIT	(86)	(6,723)
Welltower, Inc., REIT	(159)	(10,139)

		(182,050)

Retailing — (3.1)%
CarMax, Inc.*	(95)	(6,092)
L Brands, Inc.	(147)	(8,852)
LKQ Corp.*	(161)	(6,548)
Macy’s, Inc.	(158)	(3,980)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Netflix, Inc.*	(224)	$(42,999)
TripAdvisor, Inc.*	(90)	(3,101)
Ulta Beauty, Inc.*	(31)	(6,933)

		(78,505)

Semiconductors & Semiconductor Equipment — (2.0)%
Advanced Micro Devices, Inc.*	(552)	(5,675)
Broadcom Ltd. (Singapore)	(5)	(1,284)
NVIDIA Corp.	(156)	(30,186)
Qorvo, Inc.*	(66)	(4,396)
Xilinx, Inc.	(129)	(8,697)

		(50,238)

Software & Services — (12.0)%
Activision Blizzard, Inc.	(393)	(24,885)
Adobe Systems, Inc.*	(132)	(23,132)
Akamai Technologies, Inc.*	(89)	(5,789)
Alliance Data Systems Corp.	(29)	(7,351)
ANSYS, Inc.*	(45)	(6,642)
Autodesk, Inc.*	(113)	(11,846)
Automatic Data Processing, Inc.	(231)	(27,071)
Cadence Design Systems, Inc.*	(147)	(6,148)
DXC Technology Co.	(147)	(13,950)
Fiserv, Inc.*	(108)	(14,162)
Gartner, Inc.*	(47)	(5,788)
Global Payments, Inc.	(83)	(8,320)
International Business Machines Corp.	(105)	(16,109)
Intuit, Inc.	(132)	(20,827)
PayPal Holdings, Inc.*	(571)	(42,037)
Red Hat, Inc.*	(92)	(11,049)
salesforce.com, Inc.*	(375)	(38,336)
Synopsys, Inc.*	(79)	(6,734)
VeriSign, Inc.*	(71)	(8,125)
Western Union Co. (The)	(239)	(4,543)

		(302,844)

Technology Hardware & Equipment — (1.8)%
Amphenol Corp., Class A	(167)	(14,663)
Corning, Inc.	(454)	(14,524)
TE Connectivity Ltd. (Switzerland)	(183)	(17,392)

		(46,579)

Transportation — (2.3)%
CH Robinson Worldwide, Inc.	(73)	(6,504)
FedEx Corp.	(138)	(34,437)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B	(151)	$(17,992)

		(58,933)

Utilities — (6.0)%
Alliant Energy Corp.	(119)	(5,071)
American Electric Power Co., Inc.	(255)	(18,760)
American Water Works Co., Inc.	(83)	(7,594)
CMS Energy Corp.	(146)	(6,906)
Consolidated Edison, Inc.	(93)	(7,900)
Dominion Energy, Inc.	(258)	(20,914)
Edison International	(169)	(10,688)
Entergy Corp.	(93)	(7,569)
Eversource Energy	(165)	(10,425)
NextEra Energy, Inc.	(50)	(7,810)
NiSource, Inc.	(174)	(4,467)
PPL Corp.	(357)	(11,049)
Public Service Enterprise Group, Inc.	(261)	(13,442)
Sempra Energy	(129)	(13,793)
Xcel Energy, Inc.	(107)	(5,148)

		(151,536)

TOTAL COMMON STOCK (Proceeds $2,237,238)		(2,275,271)

TOTAL SECURITES SOLD SHORT - (89.9)% (Proceeds $2,237,238)		(2,275,271)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.5%		999,655

NET ASSETS - 100.0%		$2,532,447

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2017, the market value of securities on loan was $19,619.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 97.8%
COMMON STOCKS — 97.8%
Automobiles & Components — 1.0%
BorgWarner, Inc.†	12	$613
General Motors Co.†	480	19,675
Harley-Davidson, Inc.(a)	57	2,900

		23,188

Banks — 3.0%
Bank of America Corp.†	505	14,908
Citigroup, Inc.†	115	8,557
Citizens Financial Group, Inc.†	30	1,259
Comerica, Inc.†	11	955
Huntington Bancshares, Inc.†	99	1,441
JPMorgan Chase & Co.†	209	22,350
KeyCorp.†	69	1,392
People’s United Financial, Inc.	21	393
PNC Financial Services Group, Inc. (The)†	29	4,184
US Bancorp†	100	5,358
Wells Fargo & Co.†	171	10,375
Zions Bancorporation†	12	610

		71,782

Capital Goods — 9.2%
3M Co.†	36	8,473
Acuity Brands, Inc.	15	2,640
Allegion PLC (Ireland)	32	2,546
AMETEK, Inc.†	77	5,580
Arconic, Inc.	30	818
Boeing Co. (The)†	119	35,094
Caterpillar, Inc.†	201	31,674
Cummins, Inc.†	58	10,245
Deere & Co.	43	6,730
Dover Corp.	9	909
Eaton Corp. PLC (Ireland)	147	11,615
Emerson Electric Co.	38	2,648
Fastenal Co.(a)	18	984
Flowserve Corp.	7	295
Fortive Corp.†	2	145
Fortune Brands Home & Security, Inc.	52	3,559
General Electric Co.†	523	9,126
Honeywell International, Inc.†	45	6,901
Illinois Tool Works, Inc.†	18	3,003
Ingersoll-Rand PLC (Ireland)†	90	8,027
Jacobs Engineering Group, Inc.†	41	2,704
Johnson Controls International PLC (Ireland)	313	11,928

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
L3 Technologies, Inc.	26	$5,144
Lockheed Martin Corp.†	16	5,137
Masco Corp.	105	4,614
PACCAR, Inc.	46	3,270
Parker-Hannifin Corp.	9	1,796
Pentair PLC (Ireland)	62	4,378
Rockwell Automation, Inc.	8	1,571
Rockwell Collins, Inc.	55	7,459
Roper Technologies, Inc.	6	1,554
Snap-on, Inc.†	11	1,917
Stanley Black & Decker, Inc.	5	848
Textron, Inc.	15	849
TransDigm Group, Inc.(a)	16	4,394
United Technologies Corp.	55	7,016
WW Grainger, Inc.(a)	20	4,725
Xylem, Inc.	10	682

		220,998

Commercial & Professional Services — 0.6%
Cintas Corp.	28	4,363
Nielsen Holdings PLC (United Kingdom)	121	4,404
Republic Services, Inc.	20	1,352
Robert Half International, Inc.†	45	2,499
Stericycle, Inc.*	5	340
Waste Management, Inc.	26	2,244

		15,202

Consumer Durables & Apparel — 0.8%
DR Horton, Inc.†	23	1,175
Garmin Ltd. (Switzerland)	64	3,813
Hanesbrands, Inc.(a)	123	2,572
Lennar Corp., Class A†	14	885
Michael Kors Holdings Ltd. (British Virgin Islands)*	57	3,588
PulteGroup, Inc.	18	598
Ralph Lauren Corp.†(a)	29	3,007
Whirlpool Corp.†	25	4,216

		19,854

Consumer Services — 2.5%
Carnival Corp. (Panama)	243	16,128
H&R Block, Inc.†	13	341
Hilton Worldwide Holdings, Inc.	110	8,785
Marriott International, Inc., Class A†	127	17,238
McDonald’s Corp.†	21	3,615

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Royal Caribbean Cruises Ltd. (Liberia)	73	$8,707
Wyndham Worldwide Corp.†	38	4,403
Yum! Brands, Inc.†	21	1,714

		60,931

Diversified Financials — 5.4%
American Express Co.	52	5,164
Bank of New York Mellon Corp. (The)†	61	3,286
Berkshire Hathaway, Inc., Class B†*	122	24,183
BlackRock, Inc.†	49	25,172
Capital One Financial Corp.†	29	2,888
Cboe Global Markets, Inc.	8	997
Charles Schwab Corp. (The)†	80	4,110
CME Group, Inc.†	2	292
Discover Financial Services†	22	1,692
E*TRADE Financial Corp.†*	50	2,478
Franklin Resources, Inc.	189	8,189
Goldman Sachs Group, Inc. (The)†	24	6,114
Invesco Ltd. (Bermuda)	138	5,043
Leucadia National Corp.	22	583
Moody’s Corp.†	66	9,742
Morgan Stanley†	109	5,719
Nasdaq, Inc.†	57	4,379
Navient Corp.	15	200
Northern Trust Corp.†	25	2,497
Raymond James Financial, Inc.	9	804
S&P Global, Inc.†	27	4,574
State Street Corp.†	22	2,147
Synchrony Financial†	47	1,815
T Rowe Price Group, Inc.†	82	8,604

		130,672

Energy — 5.0%
Apache Corp.	129	5,446
Cabot Oil & Gas Corp.	27	772
Chevron Corp.†	55	6,886
ConocoPhillips†	415	22,779
Exxon Mobil Corp.†	255	21,328
Marathon Petroleum Corp.†	168	11,085
Noble Energy, Inc.	165	4,808
ONEOK, Inc.†	128	6,842
Phillips 66†	171	17,297
Schlumberger Ltd. (Curacao)	58	3,909
TechnipFMC PLC (United Kingdom)	158	4,947

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.†	158	$14,522

		120,621

Food & Staples Retailing — 3.5%
CVS Health Corp.†	370	26,825
Kroger Co. (The)	299	8,208
Sysco Corp.†	106	6,437
Walgreens Boots Alliance, Inc.†	346	25,127
Wal-Mart Stores, Inc.†	178	17,578

		84,175

Food, Beverage & Tobacco — 5.6%
Altria Group, Inc.†	327	23,351
Campbell Soup Co.(a)	18	866
Coca-Cola Co. (The)†	695	31,887
Conagra Brands, Inc.†	138	5,198
Dr Pepper Snapple Group, Inc.†	62	6,018
General Mills, Inc.	104	6,166
Hormel Foods Corp.	91	3,311
JM Smucker Co. (The)	3	373
Kellogg Co.(a)	21	1,428
Kraft Heinz Co. (The)	73	5,676
Molson Coors Brewing Co., Class B	73	5,991
Mondelez International, Inc., Class A	26	1,113
Monster Beverage Corp.*	34	2,152
PepsiCo, Inc.†	94	11,272
Philip Morris International, Inc.†	195	20,602
Tyson Foods, Inc., Class A	124	10,053

		135,457

Health Care Equipment & Services — 8.1%
Abbott Laboratories†	501	28,592
Aetna, Inc.†	119	21,466
AmerisourceBergen Corp.	77	7,070
Anthem, Inc.†	92	20,701
Baxter International, Inc.†	2	129
Cardinal Health, Inc.	46	2,818
Centene Corp.†*	60	6,053
Cigna Corp.†	90	18,278
Cooper Cos., Inc. (The)	2	436
Danaher Corp.	46	4,270
DaVita, Inc.*	27	1,951
Edwards Lifesciences Corp.*	7	789
Envision Healthcare Corp.*	41	1,417
Express Scripts Holding Co.†*	217	16,197
Humana, Inc.†	52	12,900

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Laboratory Corp. of America Holdings†*	37	$5,902
McKesson Corp.†	33	5,146
Quest Diagnostics, Inc.†	46	4,531
UnitedHealth Group, Inc.†	124	27,337
Universal Health Services, Inc., Class B	33	3,741
Varian Medical Systems, Inc.*	32	3,557
Zimmer Biomet Holdings, Inc.	15	1,810

		195,091

Household & Personal Products — 1.3%
Church & Dwight Co., Inc.†	2	100
Clorox Co. (The)	44	6,545
Colgate-Palmolive Co.	53	3,999
Estee Lauder Cos., Inc. (The), Class A†	23	2,927
Kimberly-Clark Corp.†	63	7,602
Procter & Gamble Co. (The)†	116	10,658

		31,831

Insurance — 1.9%
Allstate Corp. (The)	11	1,152
Aon PLC (United Kingdom)†	85	11,390
Brighthouse Financial, Inc.*	7	411
Everest Re Group Ltd. (Bermuda)	13	2,876
Loews Corp.	20	1,001
Marsh & McLennan Cos., Inc.†	173	14,080
Principal Financial Group, Inc.	77	5,433
Progressive Corp. (The)†	92	5,181
Torchmark Corp.†	7	635
Travelers Cos., Inc. (The)†	16	2,170
XL Group Ltd. (Bermuda)	16	563

		44,892

Materials — 3.5%
Air Products & Chemicals, Inc.†	74	12,142
Avery Dennison Corp.	27	3,101
Ball Corp.	118	4,466
Eastman Chemical Co.	49	4,539
FMC Corp.	6	568
Freeport-McMoRan, Inc.†*	489	9,271
International Flavors & Fragrances, Inc.	13	1,984
LyondellBasell Industries NV, Class A (Netherlands)†	138	15,224
Monsanto Co.	26	3,036

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Newmont Mining Corp.	181	$6,791
Nucor Corp.	33	2,098
Packaging Corp. of America	32	3,858
PPG Industries, Inc.†	87	10,163
Praxair, Inc.	17	2,630
Sealed Air Corp.	61	3,007
WestRock Co.†	16	1,011

		83,889

Media — 3.6%
CBS Corp., Class B, non-voting shares†	24	1,416
Comcast Corp., Class A†	282	11,294
Discovery Communications, Inc., Class A†(a) *	193	4,319
DISH Network Corp., Class A*	28	1,337
Interpublic Group of Cos., Inc. (The)	132	2,661
News Corp., Class A†	197	3,193
Omnicom Group, Inc.†	82	5,972
Scripps Networks Interactive, Inc., Class A†	45	3,842
Time Warner, Inc.†	263	24,057
Twenty-First Century Fox, Inc., Class A†	640	22,099
Viacom, Inc., Class B	136	4,190
Walt Disney Co. (The)†	22	2,365

		86,745

Pharmaceuticals, Biotechnology & Life Sciences — 9.9%
AbbVie, Inc.†	325	31,431
Amgen, Inc.†	154	26,781
Biogen, Inc.†*	72	22,937
Bristol-Myers Squibb Co.†	115	7,047
Celgene Corp.†*	258	26,925
Eli Lilly & Co.†	202	17,061
Gilead Sciences, Inc.†	425	30,447
Johnson & Johnson†	291	40,659
Merck & Co., Inc.†	439	24,703
Mylan NV (Netherlands)*	32	1,354
Pfizer, Inc.	184	6,664
Regeneron Pharmaceuticals, Inc.*	7	2,632
Waters Corp.†*	1	193

		238,834

Real Estate — 1.6%
Alexandria Real Estate Equities, Inc., REIT	31	4,048

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
AvalonBay Communities, Inc., REIT	31	$5,531
Digital Realty Trust, Inc., REIT†	25	2,848
Essex Property Trust, Inc., REIT†	4	965
Extra Space Storage, Inc., REIT†	4	350
Federal Realty Investment Trust, REIT	4	531
Kimco Realty Corp., REIT	26	472
Mid-America Apartment Communities, Inc., REIT	38	3,821
Public Storage, REIT	3	627
Realty Income Corp., REIT	28	1,597
Regency Centers Corp., REIT	57	3,943
Simon Property Group, Inc., REIT	18	3,091
UDR, Inc., REIT†	13	501
Ventas, Inc., REIT†	5	300
Weyerhaeuser Co., REIT†	254	8,956

		37,581

Retailing — 5.8%
Advance Auto Parts, Inc.	25	2,492
Amazon.com, Inc.*	3	3,508
AutoZone, Inc.†*	10	7,114
Best Buy Co., Inc.†	18	1,233
Dollar General Corp.†	16	1,488
Dollar Tree, Inc.*	14	1,502
Expedia, Inc.	10	1,198
Foot Locker, Inc.	8	375
Gap, Inc. (The)†	23	783
Genuine Parts Co.	50	4,750
Home Depot, Inc. (The)†	161	30,514
Kohl’s Corp.(a)	57	3,091
Lowe’s Cos., Inc.†	289	26,860
Nordstrom, Inc.(a)	8	379
O’Reilly Automotive, Inc.†*	29	6,976
Priceline Group, Inc. (The)†*	18	31,279
Ross Stores, Inc.	91	7,303
Signet Jewelers Ltd. (Bermuda)(a)	21	1,188
Target Corp.†	34	2,218
Tiffany & Co.	8	832
TJX Cos., Inc. (The)†	37	2,829
Tractor Supply Co.	43	3,214

		141,126

Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.	125	11,129
Applied Materials, Inc.†	377	19,272

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Broadcom Ltd. (Singapore)	15	$3,854
Intel Corp.†	282	13,017
KLA-Tencor Corp.†	55	5,779
Lam Research Corp.†	64	11,780
Microchip Technology, Inc.(a)	15	1,318
Micron Technology, Inc.†*	437	17,969
QUALCOMM, Inc.	120	7,682
Skyworks Solutions, Inc.	65	6,172
Texas Instruments, Inc.†	182	19,008

		116,980

Software & Services — 7.8%
Accenture PLC, Class A (Ireland)†	88	13,472
Alphabet, Inc., Class A†*	42	44,243
CA, Inc.†	140	4,659
Citrix Systems, Inc.*	31	2,728
Cognizant Technology Solutions Corp., Class A†	35	2,486
CSRA, Inc.†	9	269
eBay, Inc.†*	146	5,510
Electronic Arts, Inc.†*	43	4,518
Facebook, Inc., Class A†*	97	17,117
Fidelity National Information Services, Inc.†	2	188
Mastercard, Inc., Class A†	64	9,687
Microsoft Corp.†	410	35,071
Oracle Corp.†	434	20,520
Paychex, Inc.	103	7,012
Symantec Corp.	37	1,038
Total System Services, Inc.	51	4,034
Visa, Inc., Class A†	140	15,963

		188,515

Technology Hardware & Equipment — 5.4%
Apple, Inc.†	309	52,292
Cisco Systems, Inc.†	669	25,623
F5 Networks, Inc.†*	23	3,018
FLIR Systems, Inc.†	9	420
Harris Corp.	41	5,808
Hewlett Packard Enterprise Co.	500	7,180
HP, Inc.†	588	12,354
Juniper Networks, Inc.†	133	3,790
Motorola Solutions, Inc.	9	813
NetApp, Inc.	93	5,145
Seagate Technology PLC (Ireland)(a)	83	3,473
Western Digital Corp.†	100	7,953

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Xerox Corp.	89	$2,594

		130,463

Telecommunication Services — 2.1%
AT&T, Inc.†	402	15,630
CenturyLink, Inc.	186	3,103
Verizon Communications, Inc.†	628	33,240

		51,973

Transportation — 3.4%
Alaska Air Group, Inc.†	42	3,087
American Airlines Group, Inc.	162	8,429
CSX Corp.	53	2,916
Delta Air Lines, Inc.†	253	14,168
Expeditors International of Washington, Inc.†	22	1,423
JB Hunt Transport Services, Inc.	7	805
Kansas City Southern	34	3,577
Norfolk Southern Corp.†	74	10,723
Southwest Airlines Co.†	86	5,629
Union Pacific Corp.†	203	27,222
United Continental Holdings, Inc.†*	76	5,122

		83,101

Utilities — 2.0%
AES Corp.†	40	433
Ameren Corp.	25	1,475
CenterPoint Energy, Inc.†	145	4,112
DTE Energy Co.†	11	1,204
Duke Energy Corp.†	235	19,766
Exelon Corp.†	58	2,286
FirstEnergy Corp.	150	4,593
NRG Energy, Inc.†	107	3,047
PG&E Corp.	89	3,990
Pinnacle West Capital Corp.	37	3,152
SCANA Corp.	49	1,949
Southern Co. (The)	61	2,933
WEC Energy Group, Inc.†	4	266

		49,206

TOTAL COMMON STOCKS (Cost $2,014,641)		2,363,107

TOTAL LONG POSITIONS - 97.8%		2,363,107

(Cost $2,014,641)

	Number of Shares	Value
SHORT POSITIONS — (37.3)%
COMMON STOCKS — (37.3)%
Automobiles & Components — (0.7)%
Aptiv PLC (Jersey)	(58)	$(4,920)
Ford Motor Co.	(861)	(10,754)
Goodyear Tire & Rubber Co. (The)	(55)	(1,777)

		(17,451)

Banks — (0.7)%
BB&T Corp.	(91)	(4,524)
Fifth Third Bancorp	(153)	(4,642)
M&T Bank Corp.	(23)	(3,933)
Regions Financial Corp.	(253)	(4,372)
SunTrust Banks, Inc.	(1)	(65)

		(17,536)

Capital Goods — (1.3)%
AO Smith Corp.	(38)	(2,329)
Fluor Corp.	(31)	(1,601)
General Dynamics Corp.	(42)	(8,545)
Northrop Grumman Corp.	(34)	(10,435)
Quanta Services, Inc.*	(34)	(1,330)
Raytheon Co.	(18)	(3,381)
United Rentals, Inc.*	(19)	(3,266)

		(30,887)

Commercial & Professional Services — (0.4)%
Equifax, Inc.	(26)	(3,066)
IHS Markit Ltd. (Bermuda)*	(87)	(3,928)
Verisk Analytics, Inc.*	(37)	(3,552)

		(10,546)

Consumer Durables & Apparel — (1.4)%
Hasbro, Inc.	(27)	(2,454)
Leggett & Platt, Inc.	(29)	(1,384)
Mattel, Inc.	(74)	(1,138)
Mohawk Industries, Inc.*	(17)	(4,690)
Newell Brands, Inc.	(107)	(3,306)
NIKE, Inc., Class B	(145)	(9,070)
PVH Corp.	(17)	(2,333)
Tapestry, Inc.	(62)	(2,742)
Under Armour, Inc., Class C*	(96)	(1,279)
VF Corp.	(86)	(6,364)

		(34,760)

Consumer Services — (1.3)%
Chipotle Mexican Grill, Inc.*	(7)	(2,023)
Darden Restaurants, Inc.	(27)	(2,593)
MGM Resorts International	(125)	(4,174)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(50)	$(2,662)
Starbucks Corp.	(273)	(15,678)
Wynn Resorts Ltd.	(23)	(3,878)

		(31,008)

Diversified Financials — (0.7)%
Affiliated Managers Group, Inc.	(13)	(2,668)
Ameriprise Financial, Inc.	(33)	(5,592)
Intercontinental Exchange, Inc.	(127)	(8,961)

		(17,221)

Energy — (3.6)%
Anadarko Petroleum Corp.	(120)	(6,437)
Andeavor	(34)	(3,887)
Chesapeake Energy Corp.*	(197)	(780)
Cimarex Energy Co.	(21)	(2,562)
Concho Resources, Inc.*	(32)	(4,807)
Devon Energy Corp.	(114)	(4,720)
EOG Resources, Inc.	(101)	(10,899)
EQT Corp.	(38)	(2,163)
Halliburton Co.	(189)	(9,236)
Helmerich & Payne, Inc.	(24)	(1,551)
Hess Corp.	(69)	(3,275)
Kinder Morgan, Inc.	(497)	(8,981)
Marathon Oil Corp.	(183)	(3,098)
National Oilwell Varco, Inc.	(83)	(2,990)
Newfield Exploration Co.*	(44)	(1,387)
Occidental Petroleum Corp.	(103)	(7,587)
Pioneer Natural Resources Co.	(37)	(6,395)
Range Resources Corp.	(54)	(921)
Williams Cos., Inc. (The)	(180)	(5,488)

		(87,164)

Food & Staples Retailing — (0.4)%
Costco Wholesale Corp.	(47)	(8,748)

Food, Beverage & Tobacco — (1.2)%
Archer-Daniels-Midland Co.	(123)	(4,930)
Brown-Forman Corp., Class B	(84)	(5,768)
Constellation Brands, Inc., Class A	(43)	(9,829)
Hershey Co. (The)	(47)	(5,335)
McCormick & Co., Inc., non-voting shares	(29)	(2,955)

		(28,817)

Health Care Equipment & Services — (3.3)%
Align Technology, Inc.*	(18)	(3,999)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Becton Dickinson and Co.	(58)	$(12,442)
Boston Scientific Corp.*	(216)	(5,355)
Cerner Corp.*	(75)	(5,054)
DENTSPLY SIRONA, Inc.	(50)	(3,292)
HCA Healthcare, Inc.*	(78)	(6,852)
Henry Schein, Inc.*	(36)	(2,516)
Hologic, Inc.*	(30)	(1,282)
IDEXX Laboratories, Inc.*	(19)	(2,971)
Intuitive Surgical, Inc.*	(25)	(9,123)
Medtronic PLC (Ireland)	(128)	(10,336)
Patterson Cos., Inc.	(21)	(759)
ResMed, Inc.	(31)	(2,625)
Stryker Corp.	(82)	(12,697)

		(79,303)

Household & Personal Products — (0.1)%
Coty, Inc., Class A	(164)	(3,262)

Insurance — (2.4)%
Aflac, Inc.	(86)	(7,549)
American International Group, Inc.	(186)	(11,082)
Arthur J Gallagher & Co.	(6)	(380)
Assurant, Inc.	(14)	(1,412)
Chubb Ltd. (Switzerland)	(21)	(3,069)
Cincinnati Financial Corp.	(36)	(2,699)
Hartford Financial Services Group, Inc. (The)	(79)	(4,446)
Lincoln National Corp.	(48)	(3,690)
MetLife, Inc.	(105)	(5,309)
Prudential Financial, Inc.	(92)	(10,578)
Unum Group	(49)	(2,690)
Willis Towers Watson PLC (Ireland)	(29)	(4,370)

		(57,274)

Materials — (2.2)%
Albemarle Corp.	(24)	(3,069)
DowDuPont, Inc.	(242)	(17,235)
Ecolab, Inc.	(65)	(8,722)
International Paper Co.	(91)	(5,273)
Martin Marietta Materials, Inc.	(15)	(3,316)
Mosaic Co. (The)	(79)	(2,027)
Sherwin-Williams Co. (The)	(21)	(8,611)
Vulcan Materials Co.	(30)	(3,851)

		(52,104)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (0.5)%
Charter Communications, Inc., Class A*	(39)	$(13,102)

Pharmaceuticals, Biotechnology & Life Sciences — (2.8)%
Agilent Technologies, Inc.	(70)	(4,688)
Alexion Pharmaceuticals, Inc.*	(50)	(5,980)
Allergan PLC (Ireland)	(3)	(491)
Illumina, Inc.*	(33)	(7,210)
Incyte Corp.*	(48)	(4,546)
IQVIA Holdings, Inc.*	(52)	(5,091)
Mettler-Toledo International, Inc.*	(6)	(3,717)
PerkinElmer, Inc.	(24)	(1,755)
Perrigo Co. PLC (Ireland)	(31)	(2,702)
Thermo Fisher Scientific, Inc.	(87)	(16,520)
Vertex Pharmaceuticals, Inc.*	(56)	(8,392)
Zoetis, Inc.	(96)	(6,916)

		(68,008)

Real Estate — (3.0)%
American Tower Corp., REIT	(93)	(13,268)
Apartment Investment & Management Co., Class A, REIT	(35)	(1,530)
Boston Properties, Inc., REIT	(5)	(650)
CBRE Group, Inc., Class A*	(74)	(3,205)
Crown Castle International Corp., REIT	(88)	(9,769)
Duke Realty Corp., REIT	(9)	(245)
Equinix, Inc., REIT	(16)	(7,252)
Equity Residential, REIT	(66)	(4,209)
GGP, Inc., REIT	(34)	(795)
HCP, Inc., REIT	(102)	(2,660)
Host Hotels & Resorts, Inc., REIT	(162)	(3,216)
Iron Mountain, Inc., REIT	(58)	(2,188)
Macerich Co. (The), REIT	(33)	(2,167)
Prologis, Inc., REIT	(116)	(7,483)
SBA Communications Corp., REIT*	(27)	(4,411)
SL Green Realty Corp., REIT	(23)	(2,321)
Vornado Realty Trust, REIT	(27)	(2,111)
Welltower, Inc., REIT	(57)	(3,635)

		(71,115)

Retailing — (1.4)%
CarMax, Inc.*	(40)	(2,565)
L Brands, Inc.	(62)	(3,734)
LKQ Corp.*	(67)	(2,725)
Macy’s, Inc.	(66)	(1,663)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Netflix, Inc.*	(94)	$(18,044)
TripAdvisor, Inc.*	(33)	(1,137)
Ulta Beauty, Inc.*	(14)	(3,131)

		(32,999)

Semiconductors & Semiconductor Equipment — (0.7)%
Advanced Micro Devices, Inc.*	(231)	(2,375)
NVIDIA Corp.	(49)	(9,482)
Qorvo, Inc.*	(29)	(1,931)
Xilinx, Inc.	(54)	(3,641)

		(17,429)

Software & Services — (5.0)%
Activision Blizzard, Inc.	(164)	(10,384)
Adobe Systems, Inc.*	(41)	(7,185)
Akamai Technologies, Inc.*	(38)	(2,471)
Alliance Data Systems Corp.	(13)	(3,295)
ANSYS, Inc.*	(19)	(2,804)
Autodesk, Inc.*	(48)	(5,032)
Automatic Data Processing, Inc.	(97)	(11,367)
Cadence Design Systems, Inc.*	(62)	(2,593)
DXC Technology Co.	(62)	(5,884)
Fiserv, Inc.*	(45)	(5,901)
Gartner, Inc.*	(20)	(2,463)
Global Payments, Inc.	(35)	(3,508)
International Business Machines Corp.	(19)	(2,915)
Intuit, Inc.	(56)	(8,836)
PayPal Holdings, Inc.*	(230)	(16,933)
Red Hat, Inc.*	(39)	(4,684)
salesforce.com, Inc.*	(157)	(16,050)
Synopsys, Inc.*	(33)	(2,813)
VeriSign, Inc.*	(30)	(3,433)
Western Union Co. (The)	(102)	(1,939)

		(120,490)

Technology Hardware & Equipment — (0.8)%
Amphenol Corp., Class A	(70)	(6,146)
Corning, Inc.	(195)	(6,238)
TE Connectivity Ltd. (Switzerland)	(77)	(7,318)

		(19,702)

Transportation — (0.9)%
CH Robinson Worldwide, Inc.	(31)	(2,762)
FedEx Corp.	(58)	(14,473)
United Parcel Service, Inc., Class B	(45)	(5,362)

		(22,597)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (2.5)%
Alliant Energy Corp.	(50)	$(2,130)
American Electric Power Co., Inc.	(107)	(7,872)
American Water Works Co., Inc.	(30)	(2,745)
CMS Energy Corp.	(61)	(2,885)
Consolidated Edison, Inc.	(32)	(2,718)
Dominion Energy, Inc.	(111)	(8,998)
Edison International	(71)	(4,490)
Entergy Corp.	(39)	(3,174)
Eversource Energy	(69)	(4,359)
NextEra Energy, Inc.	(11)	(1,718)
NiSource, Inc.	(73)	(1,874)
PPL Corp.	(149)	(4,612)
Public Service Enterprise Group, Inc.	(110)	(5,665)
Sempra Energy	(54)	(5,774)
Xcel Energy, Inc.	(17)	(818)

		(59,832)

TOTAL COMMON STOCKS (Proceeds $882,965)		(901,355)

TOTAL SECURITES SOLD SHORT - (37.3)%		(901,355)

(Proceeds $882,965)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.5%		952,837

NET ASSETS - 100.0%		$2,414,589

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2017, the market value of securities on loan was $32,392.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Automobiles & Components — 1.4%
General Motors Co.	852	$34,923
Harley-Davidson, Inc.	99	5,037

		39,960

Capital Goods — 8.9%
3M Co.	11	2,589
Acuity Brands, Inc.	25	4,400
Allegion PLC (Ireland)	55	4,376
AMETEK, Inc.	30	2,174
Arconic, Inc.	184	5,014
Boeing Co. (The)	153	45,121
Caterpillar, Inc.	178	28,049
Cummins, Inc.	97	17,134
Eaton Corp. PLC (Ireland)	257	20,306
Flowserve Corp.	76	3,202
Fortune Brands Home & Security, Inc.	88	6,023
Honeywell International, Inc.	114	17,483
Illinois Tool Works, Inc.	6	1,001
Ingersoll-Rand PLC (Ireland)	145	12,933
Jacobs Engineering Group, Inc.	71	4,683
Johnson Controls International PLC (Ireland)	423	16,121
L3 Technologies, Inc.	45	8,903
Masco Corp.	182	7,997
Pentair PLC (Ireland)	106	7,486
Rockwell Collins, Inc.	95	12,884
Snap-on, Inc.	17	2,963
TransDigm Group, Inc.	30	8,239
United Technologies Corp.	51	6,506
WW Grainger, Inc.	33	7,796

		253,383

Commercial & Professional Services — 0.9%
Cintas Corp.	17	2,649
Nielsen Holdings PLC (United Kingdom)	207	7,535
Republic Services, Inc.	27	1,825
Robert Half International, Inc.	74	4,110
Stericycle, Inc.*	53	3,603
Waste Management, Inc.	76	6,559

		26,281

Consumer Durables & Apparel — 1.0%
Garmin Ltd. (Switzerland)	109	6,493
Hanesbrands, Inc.	212	4,433

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Michael Kors Holdings Ltd. (British Virgin Islands)*	95	$5,980
Ralph Lauren Corp.	48	4,977
Whirlpool Corp.	43	7,252

		29,135

Consumer Services — 3.4%
Carnival Corp. (Panama)	418	27,743
Hilton Worldwide Holdings, Inc.	71	5,670
Marriott International, Inc., Class A	108	14,659
McDonald’s Corp.	57	9,811
Royal Caribbean Cruises Ltd. (Liberia)	125	14,910
Wyndham Worldwide Corp.	63	7,300
Yum! Brands, Inc.	197	16,077

		96,170

Diversified Financials — 3.1%
BlackRock, Inc.	44	22,603
Franklin Resources, Inc.	324	14,039
Invesco Ltd. (Bermuda)	238	8,697
Moody’s Corp.	66	9,742
Nasdaq, Inc.	97	7,453
S&P Global, Inc.	62	10,503
T Rowe Price Group, Inc.	142	14,900

		87,937

Energy — 4.8%
Apache Corp.	222	9,373
ConocoPhillips	701	38,478
Marathon Petroleum Corp.	284	18,738
Noble Energy, Inc.	267	7,780
Phillips 66	295	29,839
TechnipFMC PLC (United Kingdom)	273	8,548
Valero Energy Corp.	256	23,529

		136,285

Food & Staples Retailing — 4.5%
CVS Health Corp.	595	43,138
Kroger Co. (The)	514	14,109
Sysco Corp.	225	13,664
Walgreens Boots Alliance, Inc.	499	36,237
Wal-Mart Stores, Inc.	220	21,725

		128,873

Food, Beverage & Tobacco — 7.8%
Altria Group, Inc.	525	37,490
Campbell Soup Co.	174	8,371

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Coca-Cola Co. (The)	737	$33,814
Conagra Brands, Inc.	252	9,493
Dr Pepper Snapple Group, Inc.	106	10,288
General Mills, Inc.	331	19,625
Hormel Foods Corp.	308	11,208
JM Smucker Co. (The)	44	5,467
Kellogg Co.	201	13,664
Kraft Heinz Co. (The)	122	9,487
Molson Coors Brewing Co., Class B	125	10,259
Mondelez International, Inc., Class A	1	43
PepsiCo, Inc.	145	17,388
Philip Morris International, Inc.	154	16,270
Tyson Foods, Inc., Class A	214	17,349

		220,216

Health Care Equipment & Services — 9.8%
Abbott Laboratories	267	15,238
Aetna, Inc.	192	34,635
AmerisourceBergen Corp.	130	11,937
Anthem, Inc.	141	31,726
Baxter International, Inc.	2	129
Cardinal Health, Inc.	183	11,212
Centene Corp.*	100	10,088
Cigna Corp.	146	29,651
Danaher Corp.	1	93
DaVita, Inc.*	102	7,370
Envision Healthcare Corp.*	70	2,419
Express Scripts Holding Co.*	362	27,020
Humana, Inc.	86	21,334
Laboratory Corp. of America Holdings*	60	9,571
McKesson Corp.	71	11,072
Patterson Cos., Inc.	39	1,409
Quest Diagnostics, Inc.	79	7,781
UnitedHealth Group, Inc.	83	18,298
Universal Health Services, Inc., Class B	56	6,348
Varian Medical Systems, Inc.*	53	5,891
Zimmer Biomet Holdings, Inc.	118	14,239

		277,461

Household & Personal Products — 1.4%
Clorox Co. (The)	75	11,156
Colgate-Palmolive Co.	57	4,301
Estee Lauder Cos., Inc. (The), Class A	9	1,145

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.	191	$23,046
Procter & Gamble Co. (The)	1	92

		39,740

Insurance — 1.5%
Aon PLC (United Kingdom)	146	19,564
Marsh & McLennan Cos., Inc.	299	24,336
Progressive Corp. (The)	3	169

		44,069

Materials — 4.2%
Air Products & Chemicals, Inc.	126	20,674
Ball Corp.	205	7,759
Eastman Chemical Co.	84	7,782
FMC Corp.	2	189
Freeport-McMoRan, Inc.*	845	16,021
LyondellBasell Industries NV, Class A (Netherlands)	231	25,484
Newmont Mining Corp.	312	11,706
Packaging Corp. of America	55	6,630
PPG Industries, Inc.	150	17,523
Sealed Air Corp.	106	5,226

		118,994

Media — 5.5%
CBS Corp., Class B, non-voting shares	67	3,953
Comcast Corp., Class A	525	21,026
Discovery Communications, Inc., Class A*	334	7,475
DISH Network Corp., Class A*	233	11,126
Interpublic Group of Cos., Inc. (The)	227	4,576
News Corp., Class A	340	5,511
Omnicom Group, Inc.	135	9,832
Scripps Networks Interactive, Inc., Class A	76	6,489
Time Warner, Inc.	455	41,619
Twenty-First Century Fox, Inc., Class A	1,081	37,327
Viacom, Inc., Class B	235	7,240
Walt Disney Co. (The)	5	538

		156,712

Pharmaceuticals, Biotechnology & Life Sciences — 9.7%
AbbVie, Inc.	289	27,949
Amgen, Inc.	242	42,084
Biogen, Inc.*	112	35,680

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Bristol-Myers Squibb Co.	82	$5,025
Celgene Corp.*	248	25,881
Eli Lilly & Co.	163	13,767
Gilead Sciences, Inc.	759	54,375
Johnson & Johnson	139	19,421
Merck & Co., Inc.	691	38,883
Mylan NV (Netherlands)*	259	10,958
PerkinElmer, Inc.	15	1,097
Perrigo Co. PLC (Ireland)	11	959

		276,079

Real Estate — 0.6%
Essex Property Trust, Inc., REIT	8	1,931
Weyerhaeuser Co., REIT	440	15,514

		17,445

Retailing — 9.0%
Advance Auto Parts, Inc.	44	4,386
AutoZone, Inc.*	16	11,382
Best Buy Co., Inc.	183	12,530
Dollar Tree, Inc.*	136	14,594
Foot Locker, Inc.	75	3,516
Gap, Inc. (The)	229	7,800
Genuine Parts Co.	86	8,171
Home Depot, Inc. (The)	126	23,881
Kohl’s Corp.	99	5,369
Lowe’s Cos., Inc.	478	44,425
Nordstrom, Inc.	98	4,643
O’Reilly Automotive, Inc.*	50	12,027
Priceline Group, Inc. (The)*	17	29,542
Ross Stores, Inc.	216	17,334
Signet Jewelers Ltd. (Bermuda)	39	2,205
Target Corp.	317	20,684
TJX Cos., Inc. (The)	357	27,296
Tractor Supply Co.	74	5,532

		255,317

Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices, Inc.	215	19,141
Applied Materials, Inc.	561	28,678
Intel Corp.	543	25,065
KLA-Tencor Corp.	92	9,666
Lam Research Corp.	105	19,327
Micron Technology, Inc.*	756	31,087
QUALCOMM, Inc.	408	26,120

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Skyworks Solutions, Inc.	106	$10,065
Texas Instruments, Inc.	114	11,906

		181,055

Software & Services — 2.6%
Accenture PLC, Class A (Ireland)	106	16,228
CA, Inc.	241	8,020
Citrix Systems, Inc.*	87	7,656
CSRA, Inc.	95	2,842
eBay, Inc.*	185	6,982
Electronic Arts, Inc.*	74	7,774
Oracle Corp.	294	13,900
Paychex, Inc.	50	3,404
Total System Services, Inc.	74	5,853
VeriSign, Inc.*	5	572

		73,231

Technology Hardware & Equipment — 5.8%
Apple, Inc.	222	37,569
Cisco Systems, Inc.	971	37,189
F5 Networks, Inc.*	38	4,986
FLIR Systems, Inc.	2	93
Harris Corp.	70	9,916
Hewlett Packard Enterprise Co.	942	13,527
HP, Inc.	967	20,317
Juniper Networks, Inc.	221	6,298
Motorola Solutions, Inc.	2	181
NetApp, Inc.	147	8,132
Seagate Technology PLC (Ireland)	169	7,071
TE Connectivity Ltd. (Switzerland)	2	190
Western Digital Corp.	173	13,759
Xerox Corp.	153	4,460

		163,688

Telecommunication Services — 2.4%
AT&T, Inc.	607	23,600
CenturyLink, Inc.	321	5,354
Verizon Communications, Inc.	721	38,163

		67,117

Transportation — 4.4%
Alaska Air Group, Inc.	72	5,293
American Airlines Group, Inc.	280	14,568
CSX Corp.	116	6,381
Delta Air Lines, Inc.	417	23,352
Kansas City Southern	56	5,892
Norfolk Southern Corp.	127	18,402

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Southwest Airlines Co.	306	$20,028
Union Pacific Corp.	156	20,920
United Continental Holdings, Inc.*	172	11,593

		126,429

Utilities — 0.5%
Duke Energy Corp.	25	2,103
FirstEnergy Corp.	116	3,552
NRG Energy, Inc.	185	5,269
SCANA Corp.	83	3,302

		14,226

TOTAL COMMON STOCKS - 99.6% (Cost $2,469,568)		2,829,803

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		10,870

NET ASSETS - 100.0%		$2,840,673

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.2%
Automobiles & Components — 1.4%
Aptiv PLC (Jersey)	108	$9,162
BorgWarner, Inc.	4	204
Ford Motor Co.	56	699
General Motors Co.	760	31,152
Goodyear Tire & Rubber Co. (The)	4	129
Harley-Davidson, Inc.	89	4,528

		45,874

Banks — 0.7%
Bank of America Corp.	142	4,192
BB&T Corp.	12	597
Citigroup, Inc.	34	2,530
Citizens Financial Group, Inc.	8	336
Comerica, Inc.	3	260
Fifth Third Bancorp.	10	303
Huntington Bancshares, Inc.	15	218
JPMorgan Chase & Co.	50	5,347
KeyCorp.	15	303
M&T Bank Corp.	3	513
People’s United Financial, Inc.	5	94
PNC Financial Services Group, Inc. (The)	6	866
Regions Financial Corp.	17	294
SunTrust Banks, Inc.	7	452
US Bancorp.	24	1,286
Wells Fargo & Co.	71	4,308
Zions Bancorporation	3	152

		22,051

Capital Goods — 9.4%
3M Co.	8	1,883
Acuity Brands, Inc.	23	4,048
Allegion PLC (Ireland)	2	159
AMETEK, Inc.	5	362
AO Smith Corp.	2	123
Arconic, Inc.	187	5,096
Boeing Co. (The)	311	91,717
Caterpillar, Inc.	314	49,480
Cummins, Inc.	88	15,544
Deere & Co.	5	783
Dover Corp.	3	303
Eaton Corp. PLC (Ireland)	6	474
Emerson Electric Co.	12	836
Fastenal Co.	6	328
Flowserve Corp.	2	84
Fluor Corp.	2	103

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortive Corp.	5	$362
Fortune Brands Home & Security, Inc.	81	5,544
General Dynamics Corp.	4	814
General Electric Co.	124	2,164
Honeywell International, Inc.	251	38,493
Illinois Tool Works, Inc.	5	834
Ingersoll-Rand PLC (Ireland)	132	11,773
Jacobs Engineering Group, Inc.	64	4,221
Johnson Controls International PLC (Ireland)	490	18,674
L3 Technologies, Inc.	2	396
Lockheed Martin Corp.	6	1,926
Masco Corp.	165	7,250
Northrop Grumman Corp.	3	921
PACCAR, Inc.	5	355
Parker-Hannifin Corp.	2	399
Pentair PLC (Ireland)	96	6,780
Quanta Services, Inc.*	2	78
Raytheon Co.	4	751
Rockwell Automation, Inc.	3	589
Rockwell Collins, Inc.	86	11,663
Roper Technologies, Inc.	2	518
Snap-on, Inc.	2	349
Stanley Black & Decker, Inc.	3	509
Textron, Inc.	4	226
TransDigm Group, Inc.	2	549
United Rentals, Inc.	2	344
United Technologies Corp.	12	1,531
WW Grainger, Inc.	31	7,324
Xylem, Inc.	3	205

		296,865

Commercial & Professional Services — 0.4%
Cintas Corp.	2	312
Equifax, Inc.	2	236
IHS Markit Ltd. (Bermuda)*	5	226
Nielsen Holdings PLC (United Kingdom)	188	6,843
Republic Services, Inc.	5	338
Robert Half International, Inc.	67	3,721
Stericycle, Inc.*	2	136
Verisk Analytics, Inc.	3	288
Waste Management, Inc.	6	518

		12,618

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 0.9%
DR Horton, Inc.	6	$306
Garmin Ltd. (Switzerland)	49	2,919
Hanesbrands, Inc.	193	4,036
Hasbro, Inc.	3	273
Leggett & Platt, Inc.	2	95
Lennar Corp., Class A	31	1,960
Mattel, Inc.	6	92
Michael Kors Holdings Ltd. (British Virgin Islands)*	84	5,288
Mohawk Industries, Inc.	2	552
Newell Brands, Inc.	9	278
NIKE, Inc., Class B	21	1,314
PulteGroup, Inc.	5	166
PVH Corp.	33	4,528
Ralph Lauren Corp.	43	4,459
Tapestry, Inc.	6	265
Under Armour, Inc., Class C	7	93
VF Corp.	8	592
Whirlpool Corp.	2	337

		27,553

Consumer Services — 2.3%
Carnival Corp. (Panama)	379	25,154
Chipotle Mexican Grill, Inc.*	2	578
Darden Restaurants, Inc.	2	192
H&R Block, Inc.	27	708
Hilton Worldwide Holdings, Inc.	7	559
Marriott International, Inc., Class A	154	20,902
McDonald’s Corp.	15	2,582
MGM Resorts International	8	267
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	2	106
Royal Caribbean Cruises Ltd. (Liberia)	113	13,479
Starbucks Corp.	18	1,034
Wyndham Worldwide Corp.	54	6,257
Wynn Resorts Ltd.	2	337
Yum! Brands, Inc.	7	571

		72,726

Diversified Financials — 3.6%
Affiliated Managers Group, Inc.	2	410
American Express Co.	11	1,092
Ameriprise Financial, Inc.	2	339
Bank of New York Mellon Corp. (The)	13	700
Berkshire Hathaway, Inc., Class B*	46	9,118

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
BlackRock, Inc.	84	$43,152
Capital One Financial Corp.	7	697
Cboe Global Markets, Inc.	2	249
Charles Schwab Corp. (The)	19	976
CME Group, Inc.	7	1,022
Discover Financial Services	6	462
E*TRADE Financial Corp.*	4	198
Franklin Resources, Inc.	293	12,696
Goldman Sachs Group, Inc. (The)	6	1,529
Intercontinental Exchange, Inc.	8	564
Invesco Ltd. (Bermuda)	215	7,856
Leucadia National Corp.	5	132
Moody’s Corp.	97	14,318
Morgan Stanley	26	1,364
Nasdaq, Inc.	13	999
Navient Corp.	4	53
Northern Trust Corp.	3	300
Raymond James Financial, Inc.	2	179
S&P Global, Inc.	4	678
State Street Corp.	5	488
Synchrony Financial	11	425
T Rowe Price Group, Inc.	128	13,431

		113,427

Energy — 5.8%
Anadarko Petroleum Corp.	11	590
Andeavor	2	229
Apache Corp.	178	7,515
Cabot Oil & Gas Corp.	8	229
Chesapeake Energy Corp.*	16	63
Chevron Corp.	185	23,160
Cimarex Energy Co.	1	122
Concho Resources, Inc.*	1	150
ConocoPhillips	631	34,636
Devon Energy Corp.	9	373
EOG Resources, Inc.	7	755
EQT Corp.	2	114
Exxon Mobil Corp.	460	38,474
Halliburton Co.	16	782
Helmerich & Payne, Inc.	1	65
Hess Corp.	4	190
Kinder Morgan, Inc.	32	578
Marathon Oil Corp.	15	254
Marathon Petroleum Corp.	258	17,023
National Oilwell Varco, Inc.	5	180

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Newfield Exploration Co.*	3	$95
Noble Energy, Inc.	7	204
Occidental Petroleum Corp.	10	737
ONEOK, Inc.	5	267
Phillips 66	268	27,108
Pioneer Natural Resources Co.	2	346
Range Resources Corp.	4	68
Schlumberger Ltd. (Curacao)	18	1,213
TechnipFMC PLC (United Kingdom)	247	7,734
Valero Energy Corp.	232	21,323
Williams Cos., Inc. (The)	12	366

		184,943

Food & Staples Retailing — 6.2%
Costco Wholesale Corp.	6	1,117
CVS Health Corp.	535	38,788
Kroger Co. (The)	467	12,819
Sysco Corp.	10	607
Walgreens Boots Alliance, Inc.	554	40,231
Wal-Mart Stores, Inc.	1,044	103,095

		196,657

Food, Beverage & Tobacco — 5.0%
Altria Group, Inc.	776	55,414
Archer-Daniels-Midland Co.	10	401
Brown-Forman Corp., Class B	5	343
Campbell Soup Co.	5	241
Coca-Cola Co. (The)	1,325	60,791
Conagra Brands, Inc.	7	264
Constellation Brands, Inc., Class A	3	686
Dr Pepper Snapple Group, Inc.	49	4,756
General Mills, Inc.	8	474
Hershey Co. (The)	4	454
Hormel Foods Corp.	9	328
JM Smucker Co. (The)	3	373
Kellogg Co.	5	340
Kraft Heinz Co. (The)	16	1,244
McCormick & Co., Inc., non-voting shares	3	306
Molson Coors Brewing Co., Class B	114	9,356
Mondelez International, Inc., Class A	19	813
Monster Beverage Corp.*	7	443
PepsiCo, Inc.	26	3,118
Philip Morris International, Inc.	29	3,064

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A	194	$15,728

		158,937

Health Care Equipment & Services — 7.0%
Abbott Laboratories	318	18,148
Aetna, Inc.	173	31,207
Align Technology, Inc.*	1	222
AmerisourceBergen Corp.	118	10,835
Anthem, Inc.	137	30,826
Baxter International, Inc.	10	646
Becton Dickinson and Co.	4	860
Boston Scientific Corp.*	22	545
Cardinal Health, Inc.	5	306
Centene Corp.*	92	9,281
Cerner Corp.*	5	337
Cigna Corp.	131	26,605
Cooper Cos., Inc. (The)	2	436
Danaher Corp.	10	928
DaVita, Inc.*	3	217
DENTSPLY SIRONA, Inc.	3	197
Edwards Lifesciences Corp.*	3	338
Envision Healthcare Corp.*	64	2,212
Express Scripts Holding Co.*	305	22,765
HCA Healthcare, Inc.	7	615
Henry Schein, Inc.	2	140
Hologic, Inc.	4	171
Humana, Inc.	76	18,853
IDEXX Laboratories, Inc.*	1	156
Intuitive Surgical, Inc.*	3	1,095
Laboratory Corp. of America
Holdings*	42	6,699
McKesson Corp.	3	468
Medtronic PLC (Ireland)	24	1,938
Patterson Cos., Inc.	2	72
Quest Diagnostics, Inc.	72	7,091
ResMed, Inc.	2	169
Stryker Corp.	5	774
UnitedHealth Group, Inc.	99	21,826
Universal Health Services, Inc., Class B	2	227
Varian Medical Systems, Inc.*	43	4,779
Zimmer Biomet Holdings, Inc.	3	362

		222,346

Household & Personal Products — 0.5%
Church & Dwight Co., Inc.	4	201

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Clorox Co. (The)	68	$10,114
Colgate-Palmolive Co.	13	981
Coty, Inc., Class A	10	199
Estee Lauder Cos., Inc. (The), Class A	7	891
Kimberly-Clark Corp.	6	724
Procter & Gamble Co. (The)	46	4,226

		17,336

Insurance — 1.5%
Aflac, Inc.	5	439
Allstate Corp. (The)	5	524
American International Group, Inc.	14	834
Aon PLC (United Kingdom)	133	17,822
Arthur J Gallagher & Co.	3	190
Assurant, Inc.	2	202
Brighthouse Financial, Inc.*	2	117
Chubb Ltd. (Switzerland)	7	1,023
Cincinnati Financial Corp.	3	225
Everest Re Group Ltd. (Bermuda)	2	443
Hartford Financial Services Group, Inc. (The)	5	281
Lincoln National Corp.	3	231
Loews Corp.	5	250
Marsh & McLennan Cos., Inc.	270	21,975
MetLife, Inc.	14	708
Principal Financial Group, Inc.	4	282
Progressive Corp. (The)	9	507
Prudential Financial, Inc.	7	805
Torchmark Corp.	2	181
Travelers Cos., Inc. (The)	4	543
Unum Group	3	165
Willis Towers Watson PLC (Ireland)	2	301
XL Group Ltd. (Bermuda)	4	141

		48,189

Materials — 3.1%
Air Products & Chemicals, Inc.	5	820
Albemarle Corp.	3	384
Avery Dennison Corp.	2	230
Ball Corp.	185	7,002
CF Industries Holdings, Inc.	3	128
DowDupont, Inc.	29	2,065
Eastman Chemical Co.	76	7,041
Ecolab, Inc.	3	403
FMC Corp.	2	189

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Freeport-McMoRan, Inc.*	764	$14,485
International Flavors & Fragrances, Inc.	2	305
International Paper Co.	5	290
LyondellBasell Industries NV, Class A (Netherlands)	209	23,057
Martin Marietta Materials, Inc.	1	221
Monsanto Co.	7	817
Mosaic Co. (The)	5	128
Newmont Mining Corp.	282	10,581
Nucor Corp.	4	254
Packaging Corp. of America	50	6,028
PPG Industries, Inc.	136	15,888
Praxair, Inc.	4	619
Sealed Air Corp.	96	4,733
Sherwin-Williams Co. (The)	2	820
Vulcan Materials Co.	1	128
WestRock Co.	5	316

		96,932

Media — 3.7%
CBS Corp., Class B, non-voting shares	8	472
Charter Communications, Inc., Class A	4	1,344
Comcast Corp., Class A	86	3,444
Discovery Communications, Inc., Class A*	302	6,759
DISH Network Corp., Class A*	6	286
Interpublic Group of Cos., Inc. (The)	205	4,133
News Corp., Class A	292	4,733
Omnicom Group, Inc.	122	8,885
Scripps Networks Interactive, Inc.,
Class A	69	5,891
Time Warner, Inc.	411	37,594
Twenty-First Century Fox, Inc., Class A	978	33,770
Viacom, Inc., Class B	213	6,563
Walt Disney Co. (The)	29	3,118

		116,992

Pharmaceuticals, Biotechnology & Life Sciences — 12.0%
AbbVie, Inc.	626	60,541
Agilent Technologies, Inc.	4	268
Alexion Pharmaceuticals, Inc.*	2	239
Allergan PLC (Ireland)	6	981

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Amgen, Inc.	384	$66,778
Biogen, Inc.*	112	35,680
Bristol-Myers Squibb Co.	21	1,287
Celgene Corp.*	415	43,309
Eli Lilly & Co.	20	1,689
Gilead Sciences, Inc.	690	49,432
Illumina, Inc.*	1	218
Incyte Corp.*	2	189
IQVIA Holdings, Inc.	3	294
Johnson & Johnson	344	48,064
Merck & Co., Inc.	1,139	64,092
Mettler-Toledo International, Inc.*	1	620
Mylan NV (Netherlands)*	9	381
PerkinElmer, Inc.	2	146
Perrigo Co. PLC (Ireland)	3	261
Pfizer, Inc.	109	3,948
Regeneron Pharmaceuticals, Inc.*	1	376
Thermo Fisher Scientific, Inc.	5	949
Vertex Pharmaceuticals, Inc.*	3	450
Waters Corp.*	2	386
Zoetis, Inc.	7	504

		381,082

Real Estate — 0.8%
Alexandria Real Estate Equities, Inc., REIT	2	261
American Tower Corp., REIT	6	856
Apartment Investment &
Management, Class A, REIT	2	87
AvalonBay Communities, Inc., REIT	2	357
Boston Properties, Inc., REIT	2	260
CBRE Group, Inc., Class A*	7	303
Crown Castle International Corp., REIT	5	555
Digital Realty Trust, Inc., REIT	3	342
Duke Realty Corp., REIT	5	136
Equinix, Inc., REIT	1	453
Equity Residential, REIT	5	319
Essex Property Trust, Inc., REIT	2	483
Extra Space Storage, Inc., REIT	2	175
Federal Realty Investment Trust, REIT	2	266
GGP, Inc., REIT	11	257
HCP, Inc., REIT	6	157

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Host Hotels & Resorts, Inc., REIT	10	$198
Iron Mountain, Inc., REIT	5	189
Kimco Realty Corp., REIT	6	109
Macerich Co. (The) REIT	2	131
Mid-America Apartment Communities, Inc., REIT	3	302
Prologis, Inc., REIT	8	516
Public Storage, REIT	3	627
Realty Income Corp., REIT	4	228
Regency Centers Corp., REIT	3	208
SBA Communications Corp., REIT*	1	163
Simon Property Group, Inc., REIT	4	687
SL Green Realty Corp., REIT	2	202
UDR, Inc., REIT	4	154
Ventas, Inc., REIT	5	300
Vornado Realty Trust, REIT	3	235
Welltower, Inc., REIT	6	383
Weyerhaeuser Co., REIT	398	14,033

		23,932

Retailing — 9.0%
Advance Auto Parts, Inc.	39	3,888
Amazon.com, Inc.*	56	65,490
AutoZone, Inc.*	15	10,671
Best Buy Co., Inc.	122	8,353
CarMax, Inc.*	4	257
Dollar General Corp.	13	1,209
Dollar Tree, Inc.*	11	1,180
Expedia, Inc.	2	240
Foot Locker, Inc.	65	3,047
Gap, Inc. (The)	69	2,350
Genuine Parts Co.	78	7,411
Home Depot, Inc. (The)	229	43,402
Kohl’s Corp.	89	4,826
L Brands, Inc.	5	301
LKQ Corp.*	135	5,490
Lowe’s Cos., Inc.	439	40,801
Macy’s, Inc.	5	126
Netflix, Inc.*	5	960
Nordstrom, Inc.	3	142
O’Reilly Automotive, Inc.*	44	10,584
Priceline Group, Inc. (The)*	27	46,919
Ross Stores, Inc.	156	12,519
Signet Jewelers Ltd. (Bermuda)	33	1,866
Target Corp.	128	8,352

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Tiffany & Co.	3	$312
TJX Cos., Inc. (The)	9	688
Tractor Supply Co.	67	5,008
TripAdvisor, Inc.	2	69
Ulta Beauty, Inc.	2	447

		286,908

Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.*	14	144
Analog Devices, Inc.	195	17,361
Applied Materials, Inc.	559	28,576
Broadcom Ltd. (Singapore)	5	1,284
Intel Corp.	1,511	69,748
KLA-Tencor Corp.	83	8,721
Lam Research Corp.	94	17,303
Microchip Technology, Inc.	3	264
Micron Technology, Inc.*	683	28,085
NVIDIA Corp.	7	1,354
Qorvo, Inc.*	1	67
QUALCOMM, Inc.	28	1,793
Skyworks Solutions, Inc.	97	9,210
Texas Instruments, Inc.	196	20,470
Xilinx, Inc.	5	337

		204,717

Software & Services — 6.2%
Accenture PLC, Class A (Ireland)	11	1,684
Activision Blizzard, Inc.	10	633
Adobe Systems, Inc.*	7	1,227
Akamai Technologies, Inc.	3	195
Alliance Data Systems Corp.	2	507
Alphabet, Inc., Class A*	83	87,432
ANSYS, Inc.*	2	295
Autodesk, Inc.	2	210
Automatic Data Processing, Inc.	9	1,055
CA, Inc.	219	7,288
Cadence Design Systems, Inc.*	4	167
Citrix Systems, Inc.*	33	2,904
Cognizant Technology Solutions Corp., Class A	78	5,540
CSRA, Inc.	3	90
DXC Technology Co.	3	285
eBay, Inc.*	19	717
Electronic Arts, Inc.*	6	630
Facebook, Inc., Class A*	336	59,291

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fidelity National Information Services, Inc.	6	$565
Fiserv, Inc.*	3	393
Gartner, Inc.	1	123
Global Payments, Inc.	2	201
International Business Machines Corp.	18	2,762
Intuit, Inc.	5	789
Mastercard, Inc., Class A	16	2,422
Microsoft Corp.	96	8,212
Oracle Corp.	84	3,972
Paychex, Inc.	7	477
PayPal Holdings, Inc.*	15	1,104
Red Hat, Inc.*	2	240
salesforce.com, Inc.*	9	920
Symantec Corp.	8	224
Synopsys, Inc.*	2	170
Total System Services, Inc.	4	316
VeriSign, Inc.*	2	229
Visa, Inc., Class A	43	4,903
Western Union Co. (The)	8	152

		198,324

Technology Hardware & Equipment — 9.2%
Amphenol Corp., Class A	4	351
Apple, Inc.	831	140,630
Cisco Systems, Inc.	2,225	85,218
Corning, Inc.	15	480
F5 Networks, Inc.*	34	4,462
FLIR Systems, Inc.	2	93
Harris Corp.	63	8,924
Hewlett Packard Enterprise Co.	72	1,034
HP, Inc.	872	18,321
Juniper Networks, Inc.	199	5,672
Motorola Solutions, Inc.	3	271
NetApp, Inc.	137	7,579
Seagate Technology PLC (Ireland)	33	1,381
TE Connectivity Ltd. (Switzerland)	7	665
Western Digital Corp.	156	12,407
Xerox Corp.	138	4,023

		291,511

Telecommunication Services — 3.0%
AT&T, Inc.	115	4,471
CenturyLink, Inc.	290	4,837

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.	1,650	$87,334

		96,642

Transportation — 1.6%
Alaska Air Group, Inc.	66	4,852
American Airlines Group, Inc.	254	13,216
CH Robinson Worldwide, Inc.	3	267
CSX Corp.	16	880
Delta Air Lines, Inc.	377	21,112
Expeditors International of Washington, Inc.	4	259
FedEx Corp.	4	998
JB Hunt Transport Services, Inc.	3	345
Kansas City Southern	2	210
Norfolk Southern Corp.	16	2,318
Southwest Airlines Co.	12	785
Union Pacific Corp.	15	2,012
United Continental Holdings, Inc.*	5	337
United Parcel Service, Inc., Class B	16	1,906

		49,497

Utilities — 0.5%
AES Corp.	86	931
Alliant Energy Corp.	2	85
Ameren Corp.	3	177
American Electric Power Co., Inc.	7	515
American Water Works Co., Inc.	2	183
CenterPoint Energy, Inc.	6	170
CMS Energy Corp.	4	189
Consolidated Edison, Inc.	3	255
Dominion Energy, Inc.	11	892
DTE Energy Co.	3	328

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Duke Energy Corp.	9	$757
Edison International	4	253
Entergy Corp.	3	244
Eversource Energy	3	190
Exelon Corp.	12	473
FirstEnergy Corp.	8	245
NextEra Energy, Inc.	5	781
NiSource, Inc.	6	154
NRG Energy, Inc.	167	4,756
PG&E Corp.	7	314
Pinnacle West Capital Corp.	1	85
PPL Corp.	9	279
Public Service Enterprise Group, Inc.	10	515
SCANA Corp.	76	3,023
Sempra Energy	3	321
Southern Co. (The)	12	577
WEC Energy Group, Inc.	4	266
Xcel Energy, Inc.	7	337

		17,295

TOTAL COMMON STOCKS - 100.2% (Cost $2,701,235)		3,183,354

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(7,380)

NET ASSETS - 100.0%		$3,175,974

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 177.4%
COMMON STOCKS — 177.4%
Automobiles & Components — 2.9%
BorgWarner, Inc.	2	$102
Cooper-Standard Holdings, Inc.*	7	858
Dana, Inc.	160	5,122
Delphi Technologies PLC (Jersey)*	14	735
Dorman Products, Inc.*	13	795
General Motors Co.†	752	30,824
Gentex Corp.	226	4,735
Harley-Davidson, Inc.†(a)	148	7,530
Lear Corp.†	43	7,596
Thor Industries, Inc.†	7	1,055
Visteon Corp.*	47	5,882
Winnebago Industries, Inc.(a)	57	3,169

		68,403

Capital Goods — 20.0%
3M Co.†	60	14,122
Acuity Brands, Inc.†	70	12,320
Aerovironment, Inc.*	8	449
Allegion PLC (Ireland)†	71	5,649
Allison Transmission Holdings, Inc.†	317	13,653
American Woodmark Corp.†*	23	2,996
AMETEK, Inc.†	112	8,117
Applied Industrial Technologies, Inc.†	22	1,498
Argan, Inc.†	87	3,915
AZZ, Inc.†	24	1,226
Barnes Group, Inc.†	39	2,468
Beacon Roofing Supply, Inc.*	17	1,084
Boeing Co. (The)†	111	32,735
Briggs & Stratton Corp.	31	786
BWX Technologies, Inc.	132	7,985
Carlisle Cos., Inc.	1	114
Caterpillar, Inc.†	61	9,612
Continental Building Products, Inc.†*	73	2,055
Crane Co.†	58	5,175
CSW Industrials, Inc.*	1	46
Cummins, Inc.†	88	15,544
Curtiss-Wright Corp.	9	1,097
Deere & Co.†	18	2,817
Eaton Corp. PLC (Ireland)†	231	18,251
EMCOR Group, Inc.†	59	4,823
Flowserve Corp.	21	885
Fortune Brands Home & Security, Inc.†	131	8,966
GATX Corp.	6	373

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Generac Holdings, Inc.*	102	$5,051
General Dynamics Corp.	18	3,662
General Electric Co.†	509	8,882
Gibraltar Industries, Inc.*	63	2,079
GMS, Inc.*	35	1,317
Gorman-Rupp Co. (The)†	17	531
Graco, Inc.	43	1,944
Harsco Corp.*	69	1,287
HD Supply Holdings, Inc.*	214	8,566
Hillenbrand, Inc.†	102	4,559
Honeywell International, Inc.†	83	12,729
Hubbell, Inc.†	16	2,165
Huntington Ingalls Industries, Inc.†	32	7,542
IDEX Corp.	26	3,431
Illinois Tool Works, Inc.†	16	2,670
Ingersoll-Rand PLC (Ireland)†	264	23,546
Jacobs Engineering Group, Inc.†	130	8,575
Johnson Controls International PLC (Ireland)	151	5,755
KBR, Inc.	23	456
L3 Technologies, Inc.†	87	17,213
Lockheed Martin Corp.†	38	12,200
Lydall, Inc.†*	30	1,522
Masco Corp.†	436	19,158
Meritor, Inc.*	17	399
Moog, Inc., Class A†*	56	4,864
MSC Industrial Direct Co., Inc., Class A	9	870
Mueller Water Products, Inc., Class A	158	1,980
Navistar International Corp.*	30	1,286
NCI Building Systems, Inc.*	1	19
Northrop Grumman Corp.†	11	3,376
Oshkosh Corp.†	6	545
Owens Corning	11	1,011
Pentair PLC (Ireland)†	240	16,949
Primoris Services Corp.	49	1,332
Raytheon Co.†	35	6,575
Regal Beloit Corp.†	15	1,149
Rexnord Corp.*	63	1,639
Rockwell Automation, Inc.†	16	3,142
Rockwell Collins, Inc.†	237	32,142
Rush Enterprises, Inc., Class A*	7	356
Simpson Manufacturing Co., Inc.	14	804
Snap-on, Inc.†	13	2,266

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Spirit AeroSystems Holdings, Inc., Class A†	62	$5,410
SPX FLOW, Inc.*	1	48
Standex International Corp.†	28	2,852
Stanley Black & Decker, Inc.	4	679
Terex Corp.	8	386
Textainer Group Holdings Ltd. (Bermuda)*	13	280
Toro Co. (The)(a)	18	1,174
TransDigm Group, Inc.(a)	10	2,746
Trex Co., Inc.†*	34	3,685
United Technologies Corp.†	109	13,905
Universal Forest Products, Inc.	86	3,235
Watsco, Inc.	17	2,891
Welbilt, Inc.*	23	541
Woodward, Inc.	15	1,148
WW Grainger, Inc.†	58	13,703
Xylem, Inc.	14	955

		467,943

Commercial & Professional Services — 4.1%
Cintas Corp.	1	156
Copart, Inc.†*	42	1,814
Deluxe Corp.(a)	47	3,611
Equifax, Inc.†	70	8,254
FTI Consulting, Inc.*	8	344
ICF International, Inc.†*	10	525
Kimball International, Inc., Class B	17	317
ManpowerGroup, Inc.†	27	3,405
Matthews International Corp., Class A†	21	1,109
Navigant Consulting, Inc.*	11	214
Nielsen Holdings PLC (United Kingdom)†	340	12,376
Quad/Graphics, Inc.†	71	1,605
Republic Services, Inc.†	192	12,981
Robert Half International, Inc.†	167	9,275
RPX Corp.	28	376
SP Plus Corp.*	1	37
Stericycle, Inc.†*	124	8,431
Tetra Tech, Inc.	82	3,948
TransUnion*	1	55
TriNet Group, Inc.*	48	2,128
UniFirst Corp.†	18	2,968

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.†	241	$20,798

		94,727

Consumer Durables & Apparel — 5.1%
Acushnet Holdings Corp.(a)	13	274
Callaway Golf Co.(a)	123	1,713
Cavco Industries, Inc.†*	19	2,899
Crocs, Inc.(a) *	272	3,438
Ethan Allen Interiors, Inc.	45	1,287
Garmin Ltd. (Switzerland)†	212	12,629
Gildan Activewear, Inc. (Canada)	82	2,649
Hanesbrands, Inc.†(a)	525	10,978
iRobot Corp.(a) *	8	614
La-Z-Boy, Inc.†	25	780
Michael Kors Holdings Ltd. (British Virgin Islands)†*	179	11,268
NIKE, Inc., Class B	9	563
NVR, Inc.†*	6	21,049
PulteGroup, Inc.	86	2,860
Ralph Lauren Corp.†(a)	176	18,249
Tapestry, Inc.†	7	310
TopBuild Corp.*	28	2,121
Tupperware Brands Corp.	47	2,947
Vista Outdoor, Inc.*	3	44
Whirlpool Corp.†	109	18,382
Wolverine World Wide, Inc.	68	2,168
ZAGG, Inc.*	88	1,624

		118,846

Consumer Services — 8.5%
Adtalem Global Education, Inc.(a) *	70	2,944
Aramark	197	8,420
BJ’s Restaurants, Inc.	32	1,165
Boyd Gaming Corp.†	295	10,340
Brinker International, Inc.†	147	5,709
Carnival Corp. (Panama)	289	19,181
Choice Hotels International, Inc.	11	854
Churchill Downs, Inc.†	43	10,006
Cracker Barrel Old Country Store, Inc.†	16	2,542
Denny’s Corp.†*	68	900
DineEquity, Inc.†(a)	134	6,798
Graham Holdings Co., Class B†	9	5,025
Hilton Worldwide Holdings, Inc.†	192	15,333
Jack in the Box, Inc.†	5	491
Marriott International, Inc., Class A†	44	5,972

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald’s Corp.†	135	$23,236
Restaurant Brands International, Inc. (Canada)	37	2,275
Royal Caribbean Cruises Ltd. (Liberia)†	189	22,544
Six Flags Entertainment Corp.(a)	24	1,598
Sonic Corp.†	167	4,589
Starbucks Corp.	14	804
Stars Group, Inc. (The) (Canada)*	10	233
Weight Watchers International, Inc.†* .	3	133
Wyndham Worldwide Corp.†	154	17,844
Yum! Brands, Inc.†	365	29,788

		198,724

Energy — 4.2%
Archrock, Inc.†	89	934
CVR Energy, Inc.(a)	139	5,176
Diamond Offshore Drilling, Inc.(a) *	202	3,755
Dril-Quip, Inc.(a) *	102	4,865
Exterran Corp.*	43	1,352
Exxon Mobil Corp.	63	5,269
Frank’s International NV (Netherlands)	54	359
HollyFrontier Corp.†(a)	248	12,703
Imperial Oil Ltd. (Canada)(a)	68	2,121
Marathon Petroleum Corp.†	88	5,806
McDermott International, Inc. (Panama)†*	466	3,066
National Oilwell Varco, Inc.(a)	11	396
Oceaneering International, Inc.†	31	655
ONEOK, Inc.†	24	1,283
Par Pacific Holdings, Inc.*	3	58
REX American Resources Corp.*	33	2,732
Rowan Cos. PLC, Class A (United Kingdom)†*	23	360
RPC, Inc.(a)	68	1,736
Schlumberger Ltd. (Curacao)	95	6,402
Ship Finance International Ltd. (Bermuda)†	354	5,487
Superior Energy Services, Inc.*	89	857
TechnipFMC PLC (United Kingdom)†	332	10,395
TransCanada Corp. (Canada)†	206	10,020
Transocean Ltd. (Switzerland)†*	694	7,412
Valero Energy Corp.†	57	5,239

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Williams Cos., Inc. (The)	30	$915

		99,353

Food & Staples Retailing — 7.2%
CVS Health Corp.†	687	49,808
Ingles Markets, Inc., Class A†	29	1,003
Kroger Co. (The)†	1,136	31,183
SUPERVALU, Inc.(a) *	2	43
Sysco Corp.†	375	22,774
United Natural Foods, Inc.(a) *	17	838
Walgreens Boots Alliance, Inc.†	433	31,444
Wal-Mart Stores, Inc.†	313	30,909
Weis Markets, Inc.	1	41

		168,043

Food, Beverage & Tobacco — 19.2%
Altria Group, Inc.†	582	41,561
Brown-Forman Corp., Class B†	160	10,987
Campbell Soup Co.†	291	14,000
Coca-Cola Co. (The)†	1,334	61,204
Conagra Brands, Inc.†	390	14,691
Constellation Brands, Inc., Class A†	64	14,628
Dean Foods Co.†	181	2,092
Dr Pepper Snapple Group, Inc.†	191	18,538
Flowers Foods, Inc.(a)	232	4,480
General Mills, Inc.†	448	26,562
Hershey Co. (The)†	124	14,075
Hormel Foods Corp.†	444	16,157
Hostess Brands, Inc.(a) *	24	355
Ingredion, Inc.†	46	6,431
JM Smucker Co. (The)†	117	14,536
John B Sanfilippo & Son, Inc.(a)	6	380
Kellogg Co.†(a)	312	21,210
Kraft Heinz Co. (The)†	340	26,438
Molson Coors Brewing Co., Class B†	187	15,347
Mondelez International, Inc., Class A†	187	8,004
Monster Beverage Corp.†*	118	7,468
PepsiCo, Inc.†	286	34,297
Philip Morris International, Inc.†	257	27,152
Sanderson Farms, Inc.†(a)	90	12,490
Tyson Foods, Inc., Class A†	440	35,671

		448,754

Health Care Equipment & Services — 15.5%
Abbott Laboratories†	545	31,103

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Allscripts Healthcare Solutions, Inc.(a)*	41	$597
Amedisys, Inc.*	39	2,056
AmerisourceBergen Corp.†	211	19,374
AMN Healthcare Services, Inc.†*	81	3,989
Analogic Corp.	30	2,512
Baxter International, Inc.†	41	2,650
Becton Dickinson and Co.†	38	8,151
Boston Scientific Corp.†*	393	9,742
Brookdale Senior Living, Inc.*	83	805
Cardinal Health, Inc.†	233	14,276
Cerner Corp.†*	117	7,885
Chemed Corp.†	25	6,076
Cooper Cos., Inc. (The)†	53	11,548
Cotiviti Holdings, Inc.†*	160	5,154
Danaher Corp.†	163	15,130
DaVita, Inc.†*	111	8,020
Edwards Lifesciences Corp.†*	38	4,283
Envision Healthcare Corp.*	103	3,560
Express Scripts Holding Co.†*	485	36,200
Globus Medical, Inc., Class A†(a)*	215	8,836
Haemonetics Corp.*	13	755
Halyard Health, Inc.†*	47	2,170
HealthSouth Corp.*	1	49
Hill-Rom Holdings, Inc.†	57	4,805
ICU Medical, Inc.†*	27	5,832
IDEXX Laboratories, Inc.*	3	469
Integer Holdings Corp.†*	119	5,391
Integra LifeSciences Holdings Corp.*	60	2,872
Intuitive Surgical, Inc.*	11	4,014
Kindred Healthcare, Inc.†	50	485
Laboratory Corp. of America Holdings†*	95	15,153
LifePoint Health, Inc.*	83	4,133
McKesson Corp.†	40	6,238
MEDNAX, Inc.*	53	2,832
Medtronic PLC (Ireland)†	208	16,796
Meridian Bioscience, Inc.†(a)	104	1,456
Patterson Cos., Inc.(a)	83	2,999
Quality Systems, Inc.†*	151	2,051
Quest Diagnostics, Inc.†	192	18,910
STERIS PLC (United Kingdom)†	28	2,449
Teleflex, Inc.	12	2,986
Tenet Healthcare Corp.(a) *	265	4,017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Tivity Health, Inc.(a) *	97	$3,545
Universal Health Services, Inc., Class B†	78	8,841
Varian Medical Systems, Inc.†*	104	11,560
Zimmer Biomet Holdings, Inc.†	237	28,599

		361,354

Household & Personal Products — 5.0%
Avon Products, Inc.*	840	1,806
Central Garden & Pet Co., Class A†*	32	1,207
Clorox Co. (The)†	126	18,741
Colgate-Palmolive Co.†	357	26,936
Edgewell Personal Care Co.(a)*	97	5,761
Energizer Holdings, Inc.(a)	9	432
Estee Lauder Cos., Inc. (The), Class A†	33	4,199
Kimberly-Clark Corp.†	275	33,182
Procter & Gamble Co. (The)†	249	22,878
Spectrum Brands Holdings, Inc.	7	787

		115,929

Materials — 5.9%
Ashland Global Holdings, Inc.†	30	2,136
Avery Dennison Corp.	13	1,493
Ball Corp.	18	681
Boise Cascade Co.(a)	32	1,277
Chase Corp.	13	1,566
Chemours Co. (The)†	173	8,660
Clearwater Paper Corp.†*	27	1,226
Crown Holdings, Inc.†*	117	6,581
Domtar Corp.†	167	8,270
FMC Corp.	41	3,881
Greif, Inc., Class A†	24	1,454
Ingevity Corp.†*	39	2,748
Innophos Holdings, Inc.†	39	1,822
Kraton Corp.*	3	145
Louisiana-Pacific Corp.†*	157	4,123
LyondellBasell Industries NV, Class A (Netherlands)†	113	12,466
Methanex Corp. (Canada)†	97	5,873
Monsanto Co.	59	6,890
Neenah Paper, Inc.†	28	2,538
Packaging Corp. of America†	94	11,332
PolyOne Corp.	119	5,176
PPG Industries, Inc.†	85	9,930
Scotts Miracle-Gro Co. (The)†	70	7,489

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sealed Air Corp.†	156	$7,691
Tronox Ltd., Class A (Australia)	272	5,579
Verso Corp., Class A*	1	18
Westlake Chemical Corp.†	137	14,595
WR Grace & Co.	38	2,665

		138,305

Media — 11.3%
AMC Networks, Inc., Class A†*	9	487
CBS Corp., Class B, non-voting shares†	149	8,791
Comcast Corp., Class A†	479	19,184
Discovery Communications, Inc.,
Class A†(a) *	970	21,709
DISH Network Corp., Class A†*	305	14,564
Gannett Co., Inc.	171	1,982
Interpublic Group of Cos., Inc. (The)†	613	12,358
Live Nation Entertainment, Inc.*	18	766
MSG Networks, Inc., Class A†*	286	5,792
News Corp., Class A†	524	8,494
Nexstar Media Group, Inc., Class A(a)	46	3,597
Omnicom Group, Inc.†	318	23,160
Scripps Networks Interactive, Inc., Class A†	111	9,477
Shaw Communications, Inc., Class B (Canada)	82	1,872
Time Warner, Inc.†	668	61,102
Tribune Media Co., Class A	24	1,019
Twenty-First Century Fox, Inc., Class A†	1,109	38,294
Viacom, Inc., Class B†	509	15,682
Walt Disney Co. (The)†	155	16,664

		264,994

Pharmaceuticals, Biotechnology & Life Sciences —10.4%
AbbVie, Inc.†	184	17,795
Acorda Therapeutics, Inc.(a) *	11	236
Agilent Technologies, Inc.†	158	10,581
Akorn, Inc.*	11	355
Amgen, Inc.†	83	14,434
Biogen, Inc.†*	27	8,601
Bioverativ, Inc.†*	34	1,833
Bristol-Myers Squibb Co.†	182	11,153
Celgene Corp.†*	139	14,506
Charles River Laboratories International, Inc.*	12	1,313

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Eagle Pharmaceuticals, Inc.†*	20	$1,068
Eli Lilly & Co.†	238	20,101
Emergent BioSolutions, Inc.*	13	604
Exact Sciences Corp.†*	97	5,096
Exelixis, Inc.†*	183	5,563
Gilead Sciences, Inc.†	394	28,226
Innoviva, Inc.*	102	1,447
Ionis Pharmaceuticals, Inc.†*	44	2,213
Johnson & Johnson†	186	25,988
Ligand Pharmaceuticals, Inc.†(a) *	22	3,012
Merck & Co., Inc.†	598	33,649
Mettler-Toledo International, Inc.*	1	620
Mylan NV (Netherlands)*	102	4,316
Myriad Genetics, Inc.†*	27	927
PerkinElmer, Inc.†	103	7,531
Pfizer, Inc.†	154	5,578
PRA Health Sciences, Inc.†*	41	3,734
Prestige Brands Holdings, Inc.†*	8	355
Supernus Pharmaceuticals, Inc.(a) *	26	1,036
Vertex Pharmaceuticals, Inc.†*	2	300
Waters Corp.†*	53	10,239

		242,410

Retailing — 17.2%
Abercrombie & Fitch Co., Class A	72	1,255
Advance Auto Parts, Inc.†	172	17,147
Amazon.com, Inc.†*	24	28,067
Asbury Automotive Group, Inc.†*	58	3,712
AutoNation, Inc.†*	34	1,745
AutoZone, Inc.†*	32	22,764
Bed Bath & Beyond, Inc.†(a)	268	5,893
Best Buy Co., Inc.†	101	6,915
CarMax, Inc.†*	56	3,591
Chico’s FAS, Inc.	464	4,092
Dollar General Corp.†	9	837
Dollar Tree, Inc.†*	50	5,366
DSW, Inc., Class A	173	3,704
Expedia, Inc.†	88	10,540
Foot Locker, Inc.†	156	7,313
Gap, Inc. (The)†	190	6,471
Genuine Parts Co.†	121	11,496
Home Depot, Inc. (The)†	141	26,724
HSN, Inc.†	58	2,340
Kohl’s Corp.†	202	10,954

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
LKQ Corp.†*	37	$1,505
Lowe’s Cos., Inc.†	275	25,559
Murphy USA, Inc.*	32	2,572
Netflix, Inc.*	11	2,112
Nordstrom, Inc.	52	2,464
Nutrisystem, Inc.†(a)	182	9,573
Office Depot, Inc.	78	276
O’Reilly Automotive, Inc.†*	83	19,965
PetMed Express, Inc.(a)	81	3,686
Pool Corp.	4	519
Priceline Group, Inc. (The)†*	22	38,230
RH(a)*	34	2,931
Ross Stores, Inc.†	312	25,038
Sally Beauty Holdings, Inc.(a) *	264	4,953
Signet Jewelers Ltd. (Bermuda)†(a)	103	5,825
Tailored Brands, Inc.	154	3,362
Target Corp.†	419	27,340
TJX Cos., Inc. (The)†	439	33,566
Tractor Supply Co.†	161	12,035
Urban Outfitters, Inc.*	8	280

		402,717

Semiconductors & Semiconductor Equipment — 7.2%
Analog Devices, Inc.†	273	24,305
Applied Materials, Inc.†	67	3,425
Axcelis Technologies, Inc.*	12	344
Broadcom Ltd. (Singapore)	13	3,340
Cohu, Inc.	14	307
First Solar, Inc.†*	125	8,440
Intel Corp.†	326	15,048
KLA-Tencor Corp.†	192	20,173
Lam Research Corp.†	84	15,462
Marvell Technology Group Ltd. (Bermuda)†	263	5,647
Maxim Integrated Products, Inc.†	53	2,771
Microchip Technology, Inc.†(a)	38	3,339
Micron Technology, Inc.†*	406	16,695
MKS Instruments, Inc.†	54	5,103
ON Semiconductor Corp.†*	556	11,643
QUALCOMM, Inc.†	131	8,387
Skyworks Solutions, Inc.†	97	9,210
Teradyne, Inc.†	252	10,551
Texas Instruments, Inc.†	30	3,133
Xcerra Corp.*	62	607

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Xilinx, Inc.†	19	$1,281

		169,211

Software & Services — 16.1%
Accenture PLC, Class A (Ireland)†	103	15,768
ACI Worldwide, Inc.*	18	408
Adobe Systems, Inc.†*	55	9,638
Alarm.com Holdings, Inc.*	49	1,850
Alphabet, Inc., Class A†*	44	46,350
Amdocs, Ltd. (Guernsey)	42	2,750
ANSYS, Inc.†*	50	7,380
Appfolio, Inc., Class A*	6	249
Aspen Technology, Inc.†*	86	5,693
Blucora, Inc.*	172	3,801
Broadridge Financial Solutions, Inc.	7	634
CA, Inc.†	444	14,776
CACI International, Inc., Class A*	28	3,706
Cadence Design Systems, Inc.*	186	7,779
Cars.com, Inc.†(a) *	164	4,730
CDK Global, Inc.†	118	8,411
CGI Group, Inc., Class A (Canada)†*	45	2,445
Citrix Systems, Inc.†*	23	2,024
CommerceHub, Inc., Class A†*	30	660
Conduent, Inc.*	120	1,939
Convergys Corp.†(a)	138	3,243
CoStar Group, Inc.*	8	2,376
CSG Systems International, Inc.†	22	964
CSRA, Inc.†	111	3,321
eBay, Inc.†*	371	14,002
Electronic Arts, Inc.†*	29	3,047
Etsy, Inc.*	113	2,311
Euronet Worldwide, Inc.*	34	2,865
Facebook, Inc., Class A†*	204	35,998
Fair Isaac Corp.†	26	3,983
Fidelity National Information Services, Inc.†	21	1,976
Fiserv, Inc.†*	35	4,590
Fortinet, Inc.*	19	830
IAC/InterActiveCorp.†*	33	4,035
International Business Machines Corp.†	58	8,898
j2 Global, Inc.†(a)	86	6,453
Leidos Holdings, Inc.	70	4,520
LogMeIn, Inc.	18	2,061
Manhattan Associates, Inc.†(a) *	73	3,616

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
ManTech International Corp., Class A	1	$50
MAXIMUS, Inc.†	39	2,792
Microsoft Corp.†	60	5,132
NIC, Inc.†(a)	207	3,436
Nuance Communications, Inc.†*	53	867
Open Text Corp. (Canada)(a)	97	3,460
Oracle Corp.†	636	30,070
Paychex, Inc.†	116	7,897
Progress Software Corp.†	118	5,023
Qualys, Inc.*	12	712
Red Hat, Inc.*	55	6,606
SS&C Technologies Holdings, Inc.†	173	7,003
Stamps.com, Inc.†*	43	8,084
Sykes Enterprises, Inc.*	1	31
Symantec Corp.†	346	9,709
Synopsys, Inc.†*	71	6,052
Total System Services, Inc.†	124	9,807
Trade Desk, Inc. (The), Class A†*	83	3,796
Travelport Worldwide Ltd. (Bermuda)†	247	3,228
Tyler Technologies, Inc.*	4	708
VeriSign, Inc.†(a) *	52	5,951
Visa, Inc., Class A†	9	1,026
Web.com Group, Inc.*	73	1,591
Western Union Co. (The)†	224	4,258

		377,369

Technology Hardware & Equipment — 9.8%
Anixter International, Inc.*	22	1,672
Apple, Inc.†	40	6,769
Arista Networks, Inc.*	11	2,591
AVX Corp.†	105	1,816
Badger Meter, Inc.(a)	22	1,052
Benchmark Electronics, Inc.†*	35	1,018
Ciena Corp.*	179	3,746
Cisco Systems, Inc.†	563	21,563
Coherent, Inc.†*	10	2,822
Dolby Laboratories, Inc., Class A	16	992
EchoStar Corp., Class A*	7	419
Electro Scientific Industries, Inc.*	183	3,922
Extreme Networks, Inc.*	75	939
F5 Networks, Inc.†*	81	10,629
FLIR Systems, Inc.†	90	4,196
Harris Corp.†	157	22,239
Hewlett Packard Enterprise Co.†	1,014	14,561

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
HP, Inc.†	1,724	$36,221
InterDigital, Inc.†	40	3,046
IPG Photonics Corp.*	22	4,711
Itron, Inc.*	5	341
Jabil, Inc.†	152	3,990
Juniper Networks, Inc.†	489	13,937
Keysight Technologies, Inc.*	26	1,082
Mitel Networks Corp. (Canada)*	121	996
Motorola Solutions, Inc.†	53	4,788
National Instruments Corp.	41	1,707
NetApp, Inc.†	55	3,043
NETGEAR, Inc.*	20	1,175
OSI Systems, Inc.(a) *	9	579
Plantronics, Inc.†	60	3,023
ScanSource, Inc.†*	53	1,897
Seagate Technology PLC (Ireland)†	31	1,297
Ubiquiti Networks, Inc.(a) *	21	1,491
VeriFone Systems, Inc.*	98	1,736
Vishay Intertechnology, Inc.†	362	7,512
Western Digital Corp.†	265	21,075
Xerox Corp.†	343	9,998
Zebra Technologies Corp., Class A†*	35	3,633

		228,224

Telecommunication Services — 4.1%
AT&T, Inc.†	694	26,983
BCE, Inc. (Canada)	12	576
CenturyLink, Inc.†	924	15,412
Cogent Communications Holdings, Inc.	21	951
Frontier Communications Corp.†	293	1,981
Rogers Communications, Inc., Class B (Canada)	69	3,514
Sprint Corp.*	337	1,985
United States Cellular Corp.†*	21	790
Verizon Communications, Inc.†	813	43,032
Vonage Holdings Corp.*	178	1,810

		97,034

Transportation — 3.7%
Alaska Air Group, Inc.†	151	11,100
Canadian National Railway Co. (Canada)†	176	14,520
Canadian Pacific Railway Ltd. (Canada)†	39	7,128
Delta Air Lines, Inc.†	100	5,600

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.†	62	$4,011
Hawaiian Holdings, Inc.†	169	6,735
Heartland Express, Inc.†	2	47
JB Hunt Transport Services, Inc.†	17	1,955
Kansas City Southern†	28	2,946
Landstar System, Inc.	46	4,789
Matson, Inc.	2	60
Norfolk Southern Corp.	9	1,304
Union Pacific Corp.†	93	12,471
Werner Enterprises, Inc.(a)	43	1,662
XPO Logistics, Inc.†(a) *	128	11,724

		86,052

TOTAL COMMON STOCKS (Cost $3,781,678)		4,148,392

TOTAL LONG POSITIONS - 177.4% (Cost $3,781,678)		4,148,392

SHORT POSITIONS — (76.4)%
COMMON STOCKS — (76.4)%
Automobiles & Components — (2.3)%
Adient PLC (Ireland)	(123)	(9,680)
American Axle & Manufacturing
Holdings, Inc.*	(242)	(4,121)
Cooper Tire & Rubber Co.	(47)	(1,661)
Ford Motor Co.	(708)	(8,843)
Fox Factory Holding Corp.*	(30)	(1,165)
Gentherm, Inc.*	(71)	(2,254)
Goodyear Tire & Rubber Co. (The)	(225)	(7,270)
LCI Industries	(41)	(5,330)
Modine Manufacturing Co.*	(14)	(283)
Tenneco, Inc.	(25)	(1,463)
Tesla, Inc.*	(39)	(12,143)

		(54,213)

Capital Goods — (8.8)%
AAON, Inc.	(28)	(1,028)
AAR Corp.	(130)	(5,108)
Actuant Corp., Class A	(76)	(1,923)
Advanced Drainage Systems, Inc.	(107)	(2,552)
Aegion Corp.*	(78)	(1,984)
Albany International Corp., Class A	(10)	(614)
American Railcar Industries, Inc.	(1)	(42)
AO Smith Corp.	(46)	(2,819)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Apogee Enterprises, Inc.	(101)	$ (4,619)
Astronics Corp.*	(43)	(1,783)
Axon Enterprise, Inc.*	(347)	(9,195)
CAI International, Inc.*	(43)	(1,218)
Chart Industries, Inc.*	(15)	(703)
Chicago Bridge & Iron Co. NV (Netherlands)	(249)	(4,019)
CIRCOR International, Inc.	(27)	(1,314)
Colfax Corp.*	(212)	(8,399)
Cubic Corp.	(67)	(3,950)
Donaldson Co., Inc.	(11)	(538)
Douglas Dynamics, Inc.	(53)	(2,003)
Dycom Industries, Inc.*	(22)	(2,451)
EnerSys	(39)	(2,716)
EnPro Industries, Inc.	(17)	(1,590)
Esterline Technologies Corp.*	(39)	(2,913)
Federal Signal Corp.	(37)	(743)
Fluor Corp.	(39)	(2,014)
Franklin Electric Co., Inc.	(79)	(3,626)
General Cable Corp.	(301)	(8,910)
Granite Construction, Inc.	(68)	(4,313)
Griffon Corp.	(9)	(183)
Herc Holdings, Inc.*	(49)	(3,068)
Hexcel Corp.	(83)	(5,134)
Hyster-Yale Materials Handling, Inc.	(9)	(766)
JELD-WEN Holding, Inc.*	(31)	(1,220)
John Bean Technologies Corp.	(27)	(2,992)
Kaman Corp.	(14)	(824)
Kennametal, Inc.	(156)	(7,552)
KLX, Inc.*	(5)	(341)
Kratos Defense & Security Solutions, Inc.*	(591)	(6,259)
Lincoln Electric Holdings, Inc.	(50)	(4,579)
Manitowoc Co., Inc. (The)*	(170)	(6,688)
Masonite International Corp. (Canada)*	(55)	(4,078)
MasTec, Inc.*	(77)	(3,769)
Mercury Systems, Inc.*	(63)	(3,235)
Milacron Holdings Corp.*	(178)	(3,407)
MRC Global, Inc.*	(426)	(7,208)
National Presto Industries, Inc.	(2)	(199)
Nordson Corp.	(12)	(1,757)
NOW, Inc.*	(831)	(9,166)
NV5 Global, Inc.*	(1)	(54)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Park-Ohio Holdings Corp.	(7)	$(322)
Patrick Industries, Inc.*	(30)	(2,083)
Proto Labs, Inc.*	(22)	(2,266)
Raven Industries, Inc.	(36)	(1,237)
REV Group, Inc.	(50)	(1,626)
Roper Technologies, Inc.	(5)	(1,295)
SPX Corp.*	(92)	(2,888)
Sunrun, Inc.*	(649)	(3,829)
Teledyne Technologies, Inc.*	(24)	(4,348)
Tennant Co.	(31)	(2,252)
Thermon Group Holdings, Inc.*	(54)	(1,278)
Timken Co. (The)	(161)	(7,913)
Titan International, Inc.	(104)	(1,340)
Triumph Group, Inc.	(113)	(3,074)
Tutor Perini Corp.*	(50)	(1,267)
United Rentals, Inc.*	(60)	(10,315)
Univar, Inc.*	(1)	(31)
USG Corp.*	(2)	(77)
Wabash National Corp.	(64)	(1,389)
Wesco Aircraft Holdings, Inc.*	(131)	(969)

		(205,365)

Commercial & Professional Services — (2.1)%
ABM Industries, Inc.	(61)	(2,301)
ACCO Brands Corp.*	(78)	(952)
Advanced Disposal Services, Inc.*	(116)	(2,777)
Clean Harbors, Inc.*	(8)	(434)
Covanta Holding Corp.	(657)	(11,103)
Healthcare Services Group, Inc.	(83)	(4,376)
HNI Corp.	(99)	(3,818)
IHS Markit Ltd. (Bermuda)*	(14)	(632)
Kelly Services, Inc., Class A	(7)	(191)
Korn/Ferry International	(13)	(538)
MSA Safety, Inc.	(24)	(1,860)
Multi-Color Corp.	(33)	(2,470)
Ritchie Bros Auctioneers, Inc. (Canada)	(118)	(3,532)
RR Donnelley & Sons Co.	(252)	(2,344)
Steelcase, Inc., Class A	(172)	(2,614)
TrueBlue, Inc.*	(70)	(1,925)
US Ecology, Inc.	(54)	(2,754)
WageWorks, Inc.*	(57)	(3,534)

		(48,155)

Consumer Durables & Apparel — (3.2)%
American Outdoor Brands Corp.*	(617)	(7,922)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Brunswick Corp.	(12)	$(663)
Canada Goose Holdings, Inc. (Canada)*	(202)	(6,375)
Columbia Sportswear Co.	(34)	(2,444)
Deckers Outdoor Corp.*	(136)	(10,914)
G-III Apparel Group Ltd.*	(280)	(10,329)
Hasbro, Inc.	(53)	(4,817)
Helen Of Troy Ltd. (Bermuda)*	(14)	(1,349)
Installed Building Products, Inc.*	(20)	(1,519)
Lululemon Athletica, Inc.*	(24)	(1,886)
Mattel, Inc.	(763)	(11,735)
Mohawk Industries, Inc.*	(26)	(7,173)
Movado Group, Inc.	(13)	(419)
Newell Brands, Inc.	(44)	(1,360)
Skechers U.S.A., Inc., Class A*	(24)	(908)
Steven Madden Ltd.*	(7)	(327)
Under Armour, Inc., Class C*	(345)	(4,595)

		(74,735)

Consumer Services — (4.4)%
Belmond Ltd., Class A (Bermuda)*	(67)	(821)
Bright Horizons Family Solutions, Inc.*	(27)	(2,538)
Buffalo Wild Wings, Inc.*	(33)	(5,160)
Chegg, Inc.*	(421)	(6,871)
Chipotle Mexican Grill, Inc.*	(7)	(2,023)
Darden Restaurants, Inc.	(80)	(7,682)
Dave & Buster’s Entertainment, Inc.* .	(169)	(9,324)
Fiesta Restaurant Group, Inc.*	(57)	(1,083)
Houghton Mifflin Harcourt Co.*	(155)	(1,441)
ILG, Inc.	(114)	(3,247)
International Game Technology PLC (United Kingdom)	(94)	(2,492)
International Speedway Corp., Class A	(17)	(677)
La Quinta Holdings, Inc.*	(224)	(4,135)
Laureate Education, Inc., Class A*	(55)	(746)
Marcus Corp. (The)	(51)	(1,395)
MGM Resorts International	(105)	(3,506)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(61)	(3,248)
Planet Fitness, Inc., Class A*	(29)	(1,004)
Red Robin Gourmet Burgers, Inc.*	(1)	(56)
Ruth’s Hospitality Group, Inc.	(3)	(65)
SeaWorld Entertainment, Inc.*	(25)	(339)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Service Corp. International	(166)	$(6,195)
Shake Shack, Inc., Class A*	(313)	(13,522)
Texas Roadhouse, Inc.	(92)	(4,847)
Wendy’s Co. (The)	(735)	(12,069)
Wingstop, Inc.	(191)	(7,445)

		(101,931)

Energy — (4.3)%
Cenovus Energy, Inc. (Canada)	(174)	(1,589)
Cheniere Energy, Inc.*	(136)	(7,322)
Delek US Holdings, Inc.	(323)	(11,286)
Ensco PLC, Class A (United Kingdom)	(446)	(2,636)
Forum Energy Technologies, Inc.*	(93)	(1,446)
Green Plains, Inc.	(387)	(6,521)
Helix Energy Solutions Group, Inc.*	(914)	(6,892)
Helmerich & Payne, Inc.	(37)	(2,392)
Keane Group, Inc.*	(234)	(4,448)
Mammoth Energy Services, Inc.*	(3)	(59)
Newpark Resources, Inc.*	(133)	(1,144)
Occidental Petroleum Corp.	(132)	(9,723)
Oil States International, Inc.*	(31)	(877)
Patterson-UTI Energy, Inc.	(360)	(8,284)
ProPetro Holding Corp.*	(175)	(3,528)
Select Energy Services, Inc., Class A*	(1)	(18)
SemGroup Corp., Class A	(346)	(10,449)
Solaris Oilfield Infrastructure, Inc., Class A*	(21)	(450)
Targa Resources Corp.	(193)	(9,345)
Unit Corp.*	(165)	(3,630)
US Silica Holdings, Inc.	(17)	(554)
Weatherford International PLC (Ireland)*	(1,511)	(6,301)
World Fuel Services Corp.	(40)	(1,126)

		(100,020)

Food & Staples Retailing — (0.8)%
Casey’s General Stores, Inc.	(25)	(2,798)
Costco Wholesale Corp.	(21)	(3,909)
Performance Food Group Co.*	(21)	(695)
PriceSmart, Inc.	(8)	(689)
Rite Aid Corp.*	(4,393)	(8,654)
Smart & Final Stores, Inc.*	(203)	(1,736)

		(18,481)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (3.4)%
B&G Foods, Inc.	(272)	$(9,561)
Blue Buffalo Pet Products, Inc.*	(246)	(8,066)
Bunge Ltd. (Bermuda)	(99)	(6,641)
Calavo Growers, Inc.	(29)	(2,448)
Coca-Cola Bottling Co. Consolidated	(28)	(6,027)
Cott Corp. (Canada)	(68)	(1,133)
Darling Ingredients, Inc.*	(336)	(6,092)
Farmer Brothers Co.*	(42)	(1,350)
Hain Celestial Group, Inc. (The)*	(286)	(12,124)
J&J Snack Foods Corp.	(11)	(1,670)
McCormick & Co., Inc., non-voting shares	(34)	(3,465)
MGP Ingredients, Inc.	(50)	(3,844)
Post Holdings, Inc.*	(71)	(5,625)
Snyder’s-Lance, Inc.	(140)	(7,011)
SunOpta, Inc. (Canada)*	(38)	(294)
Tootsie Roll Industries, Inc.	(33)	(1,201)
Universal Corp.	(50)	(2,625)
Vector Group Ltd.	(44)	(985)

		(80,162)

Health Care Equipment & Services — (5.7)%
Acadia Healthcare Co., Inc.*	(328)	(10,703)
Align Technology, Inc.*	(9)	(2,000)
Almost Family, Inc.*	(8)	(443)
athenahealth, Inc.*	(18)	(2,395)
AtriCure, Inc.*	(10)	(182)
BioTelemetry, Inc.*	(180)	(5,382)
Cardiovascular Systems, Inc.*	(33)	(782)
CryoLife, Inc.*	(2)	(38)
DENTSPLY SIRONA, Inc.	(47)	(3,094)
DexCom, Inc.*	(110)	(6,313)
Diplomat Pharmacy, Inc.*	(138)	(2,770)
Ensign Group, Inc. (The)	(115)	(2,553)
Evolent Health, Inc., Class A*	(707)	(8,696)
Glaukos Corp.*	(93)	(2,385)
HCA Healthcare, Inc.*	(79)	(6,939)
Henry Schein, Inc.*	(143)	(9,993)
Inovalon Holdings, Inc., Class A*	(37)	(555)
Insulet Corp.*	(30)	(2,070)
Invacare Corp.	(96)	(1,618)
iRhythm Technologies, Inc.*	(16)	(897)
K2M Group Holdings, Inc.*	(193)	(3,474)
Merit Medical Systems, Inc.*	(63)	(2,722)
Natus Medical, Inc.*	(149)	(5,692)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Nevro Corp.*	(120)	$(8,285)
Novocure Ltd. (Jersey)*	(123)	(2,485)
NuVasive, Inc.*	(7)	(409)
NxStage Medical, Inc.*	(335)	(8,117)
Omnicell, Inc.*	(53)	(2,570)
Owens & Minor, Inc.	(79)	(1,492)
Penumbra, Inc.*	(64)	(6,022)
Quidel Corp.*	(108)	(4,682)
Select Medical Holdings Corp.*	(95)	(1,677)
STAAR Surgical Co.*	(3)	(46)
Surgery Partners, Inc.*	(6)	(73)
Teladoc, Inc.*	(230)	(8,015)
Varex Imaging Corp.*	(29)	(1,165)
ViewRay, Inc.*	(18)	(167)
Vocera Communications, Inc.*	(9)	(272)
West Pharmaceutical Services, Inc.	(26)	(2,565)
Wright Medical Group NV (Netherlands)*	(158)	(3,508)

		(133,246)

Household & Personal Products — (0.7)%
Church & Dwight Co., Inc.	(163)	(8,178)
Coty, Inc., Class A	(200)	(3,978)
WD-40 Co.	(31)	(3,658)

		(15,814)

Materials — (5.9)%
A Schulman, Inc.	(7)	(261)
Agrium, Inc. (Canada)	(78)	(8,970)
Albemarle Corp.	(56)	(7,162)
American Vanguard Corp.	(26)	(511)
AptarGroup, Inc.	(7)	(604)
Balchem Corp.	(54)	(4,352)
Bemis Co., Inc.	(39)	(1,864)
Calgon Carbon Corp.	(414)	(8,818)
CF Industries Holdings, Inc.	(111)	(4,722)
Deltic Timber Corp.	(9)	(824)
DowDuPont, Inc.	(117)	(8,333)
Ferro Corp.*	(226)	(5,331)
GCP Applied Technologies, Inc.*	(33)	(1,053)
Graphic Packaging Holding Co.	(143)	(2,209)
HB Fuller Co.	(79)	(4,256)
Huntsman Corp.	(192)	(6,392)
International Paper Co.	(248)	(14,369)
Intrepid Potash, Inc.*	(3)	(14)
KMG Chemicals, Inc.	(10)	(661)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Mosaic Co. (The)	(469)	$(12,035)
NewMarket Corp.	(18)	(7,153)
Owens-Illinois, Inc.*	(60)	(1,330)
PH Glatfelter Co.	(99)	(2,123)
Silgan Holdings, Inc.	(139)	(4,085)
Sonoco Products Co.	(59)	(3,135)
Summit Materials, Inc., Class A*	(35)	(1,100)
Tredegar Corp.	(33)	(634)
Trinseo SA (Luxembourg)	(155)	(11,253)
US Concrete, Inc.*	(95)	(7,947)
Venator Materials PLC (United Kingdom)*	(195)	(4,313)
WestRock Co.	(44)	(2,781)

		(138,595)

Media — (2.9)%
Altice Usa, Inc., Class A*	(144)	(3,057)
AMC Entertainment Holdings, Inc., Class A	(244)	(3,684)
Charter Communications, Inc., Class A*	(25)	(8,399)
Cinemark Holdings, Inc.	(53)	(1,845)
EW Scripps Co. (The), Class A*	(155)	(2,423)
Gray Television, Inc.*	(162)	(2,713)
John Wiley & Sons, Inc., Class A	(65)	(4,274)
Madison Square Garden Co. (The), Class A*	(20)	(4,217)
Meredith Corp.	(60)	(3,963)
New York Times Co. (The), Class A	(199)	(3,681)
Regal Entertainment Group, Class A	(632)	(14,542)
Scholastic Corp.	(27)	(1,083)
Sinclair Broadcast Group, Inc., Class A	(308)	(11,658)
Time, Inc.	(103)	(1,900)
World Wrestling Entertainment, Inc., Class A	(39)	(1,193)

		(68,632)

Pharmaceuticals, Biotechnology & Life Sciences — (4.1)%
Aclaris Therapeutics, Inc.*	(74)	(1,825)
Aduro Biotech, Inc.*	(64)	(480)
Aerie Pharmaceuticals, Inc.*	(51)	(3,047)
Alder Biopharmaceuticals, Inc.*	(156)	(1,786)
Bio-Rad Laboratories, Inc., Class A*	(42)	(10,024)
Bruker Corp.	(157)	(5,388)
Cambrex Corp.*	(32)	(1,536)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Coherus Biosciences, Inc.*	(91)	$(801)
Dermira, Inc.*	(143)	(3,977)
Epizyme, Inc.*	(46)	(577)
Five Prime Therapeutics, Inc.*	(50)	(1,096)
Flexion Therapeutics, Inc.*	(19)	(476)
Heron Therapeutics, Inc.*	(240)	(4,344)
Illumina, Inc.*	(11)	(2,403)
Intra-Cellular Therapies, Inc.*	(17)	(246)
La Jolla Pharmaceutical Co.*	(66)	(2,124)
Luminex Corp.	(62)	(1,221)
MacroGenics, Inc.*	(22)	(418)
Medicines Co. (The)*	(86)	(2,351)
Momenta Pharmaceuticals, Inc.*	(128)	(1,786)
NeoGenomics, Inc.*	(111)	(983)
Pacira Pharmaceuticals, Inc.*	(58)	(2,648)
Paratek Pharmaceuticals, Inc.*	(111)	(1,987)
QIAGEN NV (Netherlands)	(323)	(9,990)
Radius Health, Inc.*	(126)	(4,003)
Reata Pharmaceuticals, Inc., Class A*	(2)	(57)
Revance Therapeutics, Inc.*	(16)	(572)
Syneos Health, Inc.*	(254)	(11,074)
TG Therapeutics, Inc.*	(103)	(845)
TherapeuticsMD, Inc.*	(491)	(2,966)
Theravance Biopharma, Inc. (Cayman Islands)*	(114)	(3,179)
Thermo Fisher Scientific, Inc.	(42)	(7,975)
Ultragenyx Pharmaceutical, Inc.*	(74)	(3,432)
Zogenix, Inc.*	(36)	(1,442)

		(97,059)

Retailing — (5.3)%
1-800-Flowers.com, Inc., Class A*	(30)	(321)
American Eagle Outfitters, Inc.	(157)	(2,952)
At Home Group, Inc.*	(3)	(91)
Barnes & Noble, Inc.	(53)	(355)
Big Lots, Inc.	(46)	(2,583)
Burlington Stores, Inc.*	(67)	(8,243)
Caleres, Inc.	(66)	(2,210)
Camping World Holdings, Inc., Class A	(83)	(3,713)
Children’s Place, Inc. (The)	(18)	(2,616)
Core-Mark Holding Co., Inc.	(6)	(189)
Dick’s Sporting Goods, Inc.	(386)	(11,094)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Express, Inc.*	(866)	$(8,790)
Finish Line, Inc. (The), Class A	(22)	(320)
Five Below, Inc.*	(127)	(8,423)
Floor & Decor Holdings, Inc., Class A*	(148)	(7,205)
GameStop Corp., Class A	(80)	(1,436)
Genesco, Inc.*	(49)	(1,592)
Group 1 Automotive, Inc.	(7)	(497)
Guess?, Inc.	(569)	(9,605)
L Brands, Inc.	(221)	(13,309)
Lands’ End, Inc.*	(4)	(78)
Lithia Motors, Inc., Class A	(50)	(5,679)
Lumber Liquidators Holdings, Inc.*	(46)	(1,444)
Macy’s, Inc.	(277)	(6,978)
Ollie’s Bargain Outlet Holdings, Inc.*	(162)	(8,626)
Party City Holdco, Inc.*	(166)	(2,316)
Penske Automotive Group, Inc.	(75)	(3,589)
Shutterfly, Inc.*	(78)	(3,880)
Sleep Number Corp.*	(19)	(714)
Sonic Automotive, Inc., Class A	(77)	(1,421)
Tile Shop Holdings, Inc.	(91)	(874)
Williams-Sonoma, Inc.	(66)	(3,412)

		(124,555)

Semiconductors & Semiconductor Equipment — (4.1)%
Advanced Micro Devices, Inc.*	(1,162)	(11,945)
Ambarella, Inc. (Cayman Islands)*	(170)	(9,987)
Amkor Technology, Inc.*	(315)	(3,166)
Cavium, Inc.*	(102)	(8,551)
Cree, Inc.*	(188)	(6,982)
Diodes, Inc.*	(30)	(860)
FormFactor, Inc.*	(159)	(2,488)
Ichor Holdings Ltd. (Cayman Islands)*	(120)	(2,952)
Impinj, Inc.*	(56)	(1,262)
Inphi Corp.*	(353)	(12,920)
Integrated Device Technology, Inc.*	(71)	(2,111)
IXYS Corp.*	(18)	(431)
Lattice Semiconductor Corp.*	(172)	(994)
MACOM Technology Solutions Holdings, Inc.*	(156)	(5,076)
MaxLinear, Inc.*	(204)	(5,390)
Monolithic Power Systems, Inc.	(10)	(1,124)
Nanometrics, Inc.*	(38)	(947)
Photronics, Inc.*	(152)	(1,296)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Power Integrations, Inc.	(40)	$(2,942)
Rudolph Technologies, Inc.*	(1)	(24)
Semtech Corp.*	(42)	(1,436)
Synaptics, Inc.*	(194)	(7,748)
Veeco Instruments, Inc.*	(208)	(3,089)
Xperi Corp.	(95)	(2,318)

		(96,039)

Software & Services — (9.8)%
8x8, Inc.*	(251)	(3,539)
A10 Networks, Inc.*	(97)	(749)
Acxiom Corp.*	(227)	(6,256)
Alliance Data Systems Corp.	(15)	(3,802)
Autodesk, Inc.*	(15)	(1,572)
Automatic Data Processing, Inc.	(113)	(13,242)
Benefitfocus, Inc.*	(51)	(1,377)
Black Knight, Inc.*	(20)	(883)
Blackhawk Network Holdings, Inc.*	(286)	(10,196)
Blackline, Inc.*	(31)	(1,017)
Booz Allen Hamilton Holding Corp.	(28)	(1,068)
Box, Inc., Class A*	(148)	(3,126)
BroadSoft, Inc.*	(164)	(9,004)
Callidus Software, Inc.*	(117)	(3,352)
Carbonite, Inc.*	(98)	(2,460)
Cardtronics PLC, Class A (United Kingdom)*	(50)	(926)
Cloudera, Inc.*	(384)	(6,344)
Cornerstone OnDemand, Inc.*	(154)	(5,441)
Coupa Software, Inc.*	(85)	(2,654)
DXC Technology Co.	(35)	(3,321)
Ellie Mae, Inc.*	(59)	(5,275)
Everbridge, Inc.*	(20)	(594)
FireEye, Inc.*	(865)	(12,283)
FleetCor Technologies, Inc.*	(26)	(5,003)
Gartner, Inc.*	(34)	(4,187)
Globant SA (Luxembourg)*	(24)	(1,115)
Gogo, Inc.*	(591)	(6,666)
Hortonworks, Inc.*	(135)	(2,715)
HubSpot, Inc.*	(33)	(2,917)
Imperva, Inc.*	(80)	(3,176)
Instructure, Inc.*	(22)	(728)
MuleSoft, Inc., Class A*	(284)	(6,606)
Nutanix, Inc., Class A*	(62)	(2,187)
Okta, Inc.*	(174)	(4,456)
Pandora Media, Inc.*	(1,388)	(6,690)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Paylocity Holding Corp.*	(30)	$(1,415)
PayPal Holdings, Inc.*	(29)	(2,135)
Proofpoint, Inc.*	(9)	(799)
PROS Holdings, Inc.*	(94)	(2,486)
Rapid7, Inc.*	(109)	(2,034)
Science Applications International Corp.	(94)	(7,198)
SecureWorks Corp., Class A*	(37)	(328)
Silver Spring Networks, Inc.*	(281)	(4,563)
Snap, Inc., Class A*	(734)	(10,724)
Splunk, Inc.*	(18)	(1,491)
Tableau Software, Inc., Class A*	(34)	(2,353)
Take-Two Interactive Software, Inc.*	(41)	(4,501)
Teradata Corp.*	(217)	(8,346)
TrueCar, Inc.*	(304)	(3,405)
Twilio, Inc., Class A*	(394)	(9,298)
Ultimate Software Group, Inc. (The)*	(15)	(3,273)
Vantiv, Inc., Class A*	(28)	(2,059)
Verint Systems, Inc.*	(15)	(628)
Virtusa Corp.*	(90)	(3,967)
Workday, Inc., Class A*	(20)	(2,035)
Workiva, Inc.*	(56)	(1,198)
Zendesk, Inc.*	(311)	(10,524)

		(229,687)

Technology Hardware & Equipment — (4.8)%
Belden, Inc.	(59)	(4,553)
BlackBerry Ltd. (Canada)*	(109)	(1,218)
Celestica, Inc. (Canada)*	(10)	(105)
Corning, Inc.	(26)	(832)
Cray, Inc.*	(35)	(847)
CTS Corp.	(22)	(566)
Diebold Nixdorf, Inc.	(145)	(2,371)
Electronics For Imaging, Inc.*	(32)	(945)
FARO Technologies, Inc.*	(1)	(47)
Finisar Corp.*	(568)	(11,559)
Fitbit, Inc., Class A*	(1,959)	(11,186)
II-VI, Inc.*	(243)	(11,409)
Infinera Corp.*	(1,028)	(6,507)
Insight Enterprises, Inc.*	(29)	(1,110)
Knowles Corp.*	(349)	(5,116)
Lumentum Holdings, Inc.*	(254)	(12,421)
Mesa Laboratories, Inc.	(11)	(1,367)
Methode Electronics, Inc.	(47)	(1,885)
NetScout Systems, Inc.*	(66)	(2,010)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Oclaro, Inc.*	(112)	$(755)
Palo Alto Networks, Inc.*	(58)	(8,406)
Plexus Corp.*	(15)	(911)
Pure Storage, Inc., Class A*	(166)	(2,633)
Sierra Wireless, Inc. (Canada)*	(130)	(2,658)
Stratasys Ltd. (Israel)*	(44)	(878)
Super Micro Computer, Inc.*	(191)	(3,997)
SYNNEX Corp.	(10)	(1,359)
Tech Data Corp.*	(36)	(3,527)
ViaSat, Inc.*	(146)	(10,928)

		(112,106)

Telecommunication Services — (0.9)%
ATN International, Inc.	(36)	(1,989)
Boingo Wireless, Inc.*	(15)	(337)
Cincinnati Bell, Inc.*	(211)	(4,399)
Consolidated Communications Holdings, Inc.	(113)	(1,377)
General Communication, Inc., Class A*	(45)	(1,756)
Iridium Communications, Inc.*	(460)	(5,428)
ORBCOMM, Inc.*	(81)	(825)
Shenandoah Telecommunications Co.	(83)	(2,805)
Straight Path Communications, Inc., Class B*	(10)	(1,818)
TELUS Corp. (Canada)	(11)	(417)

		(21,151)

Transportation — (2.9)%
Air Transport Services Group, Inc.*	(110)	(2,545)
Allegiant Travel Co.	(18)	(2,785)
ArcBest Corp.	(53)	(1,895)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Atlas Air Worldwide Holdings, Inc.*	(74)	$(4,340)
CSX Corp.	(80)	(4,401)
FedEx Corp.	(1)	(250)
Genesee & Wyoming, Inc., Class A*	(201)	(15,825)
Hub Group, Inc., Class A*	(118)	(5,652)
Knight-Swift Transportation Holdings, Inc.	(254)	(11,105)
Ryder System, Inc.	(39)	(3,283)
Schneider National, Inc., Class B	(10)	(286)
SkyWest, Inc.	(63)	(3,345)
Southwest Airlines Co.	(62)	(4,058)
Spirit Airlines, Inc.*	(123)	(5,517)
United Continental Holdings, Inc.*	(30)	(2,022)

		(67,309)

TOTAL COMMON STOCK (Proceeds $1,743,804)		(1,787,255)

TOTAL SECURITES SOLD SHORT - (76.4)%		(1,787,255)

(Proceeds $1,743,804)

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%		(22,251)

NET ASSETS - 100.0%		$2,338,886

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2017, the market value of securities on loan was $119,069.
*	Non-income producing.

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 180.3%
COMMON STOCKS — 175.6%
Automobiles & Components — 2.8%
Aptiv PLC (Jersey)	420	$35,629
BorgWarner, Inc.†	1	51
General Motors Co.†	4,723	193,596
Harley-Davidson, Inc.(a)	564	28,696

		257,972

Capital Goods — 13.7%
Acuity Brands, Inc.	141	24,816
AMETEK, Inc.	57	4,131
Arconic, Inc.†	21	572
Boeing Co. (The)†	931	274,561
Caterpillar, Inc.†	1,357	213,836
Cummins, Inc.†	554	97,859
Fortune Brands Home & Security, Inc.	508	34,768
Honeywell International, Inc.†	1,003	153,820
Ingersoll-Rand PLC (Ireland)	837	74,652
Jacobs Engineering Group, Inc.†	403	26,582
Johnson Controls International PLC (Ireland)	1,692	64,482
L3 Technologies, Inc.	261	51,639
Masco Corp.	1,044	45,873
Northrop Grumman Corp.†	112	34,374
Pentair PLC (Ireland)	609	43,008
Rockwell Collins, Inc.†	545	73,913
TransDigm Group, Inc.(a)	3	824
United Technologies Corp.	26	3,317
WW Grainger, Inc.†(a)	191	45,124

		1,268,151

Commercial & Professional Services — 1.9%
Cintas Corp.	1	156
Nielsen Holdings PLC (United Kingdom)	1,193	43,425
Republic Services, Inc.†	298	20,148
Robert Half International, Inc.†	420	23,327
Waste Management, Inc.†	990	85,437

		172,493

Consumer Durables & Apparel — 1.9%
Garmin Ltd. (Switzerland)†	464	27,640
Hanesbrands, Inc.(a)	1,221	25,531
Michael Kors Holdings Ltd. (British Virgin Islands)*	541	34,056
PVH Corp.†	182	24,972
Ralph Lauren Corp.†(a)	273	28,307

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Whirlpool Corp.	234	$39,462

		179,968

Consumer Services — 6.1%
Carnival Corp. (Panama)	1,794	119,068
Hilton Worldwide Holdings, Inc.†	1,074	85,770
Marriott International, Inc., Class A†	1,070	145,231
McDonald’s Corp.†	711	122,377
Royal Caribbean Cruises Ltd. (Liberia)	391	46,638
Wyndham Worldwide Corp.†	339	39,280
Yum! Brands, Inc.	15	1,227

		559,591

Diversified Financials — 4.5%
BlackRock, Inc.	126	64,727
Cboe Global Markets, Inc.	54	6,728
CME Group, Inc.†	2	292
Franklin Resources, Inc.	1,859	80,550
Invesco Ltd. (Bermuda)	1,363	49,804
Moody’s Corp.†	605	89,304
Nasdaq, Inc.†	558	42,871
T Rowe Price Group, Inc.†	811	85,098

		419,374

Energy — 7.8%
Apache Corp.	952	40,193
ConocoPhillips†	4,006	219,889
Marathon Petroleum Corp.†	1,636	107,943
Phillips 66†	1,698	171,753
TechnipFMC PLC (United Kingdom)	1,565	49,000
Valero Energy Corp.†	1,468	134,924

		723,702

Food & Staples Retailing — 10.5%
CVS Health Corp.†	3,443	249,618
Kroger Co. (The)†	2,997	82,268
Sysco Corp.†	1,643	99,779
Walgreens Boots Alliance, Inc.†	3,429	249,014
Wal-Mart Stores, Inc.†	2,905	286,869

		967,548

Food, Beverage & Tobacco — 15.5%
Altria Group, Inc.†	4,093	292,281
Campbell Soup Co.†(a)	713	34,302
Coca-Cola Co. (The)†	7,160	328,501
Conagra Brands, Inc.†	1,412	53,190
Dr Pepper Snapple Group, Inc.†	605	58,721

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
General Mills, Inc.	1,088	$64,508
Hormel Foods Corp.	1,010	36,754
Kellogg Co.(a)	1,069	72,671
Kraft Heinz Co. (The)	158	12,286
Molson Coors Brewing Co., Class B†	721	59,172
PepsiCo, Inc.†	1,244	149,180
Philip Morris International, Inc.†	1,644	173,689
Tyson Foods, Inc., Class A†	1,231	99,797

		1,435,052

Health Care Equipment & Services — 16.6%
Abbott Laboratories†	3,215	183,480
Aetna, Inc.†	1,093	197,166
AmerisourceBergen Corp.†	733	67,304
Anthem, Inc.†	862	193,959
Baxter International, Inc.†	490	31,674
Centene Corp.†*	578	58,309
Cigna Corp.†	825	167,549
DaVita, Inc.*	66	4,768
Envision Healthcare Corp.*	404	13,962
Express Scripts Holding Co.†*	2,007	149,802
Humana, Inc.†	485	120,314
Laboratory Corp. of America Holdings†*	347	55,350
McKesson Corp.†	207	32,282
Quest Diagnostics, Inc.†	455	44,813
UnitedHealth Group, Inc.†	684	150,795
Universal Health Services, Inc., Class B	310	35,138
Varian Medical Systems, Inc.*	222	24,675
Zimmer Biomet Holdings, Inc.	9	1,086

		1,532,426

Household & Personal Products — 3.4%
Clorox Co. (The)†	431	64,107
Colgate-Palmolive Co.†	887	66,924
Estee Lauder Cos., Inc. (The), Class A†	295	37,536
Kimberly-Clark Corp.†	1,170	141,172

		309,739

Insurance — 3.9%
Allstate Corp. (The)†	125	13,089
Aon PLC (United Kingdom)	840	112,560
Marsh & McLennan Cos., Inc.†	1,712	139,340

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Progressive Corp. (The)†	1,641	$92,421

		357,410

Materials — 7.3%
Air Products & Chemicals, Inc.†	708	116,169
Ball Corp.	1,173	44,398
Eastman Chemical Co.	481	44,560
Freeport-McMoRan, Inc.*	4,851	91,975
LyondellBasell Industries NV, Class A (Netherlands)†	1,322	145,843
Newmont Mining Corp.†	1,786	67,011
Packaging Corp. of America	316	38,094
PPG Industries, Inc.†	859	100,348
Sealed Air Corp.	605	29,826

		678,224

Media — 7.4%
Discovery Communications, Inc., Class A†(a) *	1,913	42,813
Interpublic Group of Cos., Inc. (The)	1,301	26,228
News Corp., Class A†	1,424	23,083
Omnicom Group, Inc.†	772	56,225
Scripps Networks Interactive, Inc., Class A†	435	37,140
Time Warner, Inc.†	2,609	238,645
Twenty-First Century Fox, Inc., Class A†	6,207	214,328
Viacom, Inc., Class B†	1,349	41,563

		680,025

Pharmaceuticals, Biotechnology & Life Sciences — 20.9%
AbbVie, Inc.†	2,695	260,633
Amgen, Inc.†	1,035	179,986
Biogen, Inc.†*	520	165,656
Bristol-Myers Squibb Co.†	980	60,054
Celgene Corp.†*	2,194	228,966
Eli Lilly & Co.†	2,074	175,170
Gilead Sciences, Inc.†	4,332	310,344
Johnson & Johnson†	1,920	268,262
Merck & Co., Inc.†	5,028	282,926

		1,931,997

Real Estate — 5.9%
Alexandria Real Estate Equities, Inc., REIT	315	41,136
AvalonBay Communities, Inc., REIT†	462	82,425
Digital Realty Trust, Inc., REIT†	2	228

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Essex Property Trust, Inc., REIT†	203	$48,998
Extra Space Storage, Inc., REIT†	284	24,836
Federal Realty Investment Trust, REIT	72	9,562
Kimco Realty Corp., REIT	1,425	25,864
Mid-America Apartment Communities, Inc., REIT†	380	38,213
Public Storage, REIT†	162	33,858
Realty Income Corp., REIT†	943	53,770
Regency Centers Corp., REIT	569	39,363
Simon Property Group, Inc., REIT	20	3,435
UDR, Inc., REIT†	740	28,505
Ventas, Inc., REIT†	435	26,104
Weyerhaeuser Co., REIT†	2,523	88,961

		545,258

Retailing — 14.1%
Advance Auto Parts, Inc.	248	24,723
Amazon.com, Inc.*	3	3,508
AutoZone, Inc.†*	92	65,446
Best Buy Co., Inc.†	214	14,653
Dollar Tree, Inc.*	74	7,941
Foot Locker, Inc.	420	19,690
Genuine Parts Co.	491	46,650
Home Depot, Inc. (The)†	1,359	257,571
Kohl’s Corp.(a)	563	30,531
Lowe’s Cos., Inc.†	2,741	254,749
Nordstrom, Inc.	22	1,042
O’Reilly Automotive, Inc.†*	288	69,276
Priceline Group, Inc. (The)†*	169	293,678
Ross Stores, Inc.†	1,243	99,751
Signet Jewelers Ltd. (Bermuda)(a)	203	11,480
Target Corp.†	835	54,484
TJX Cos., Inc. (The)	179	13,686
Tractor Supply Co.	422	31,544

		1,300,403

Semiconductors & Semiconductor Equipment — 8.5%
Analog Devices, Inc.†	1,234	109,863
Applied Materials, Inc.†	2,374	121,359
Intel Corp.†	3,982	183,809
KLA-Tencor Corp.†	525	55,162
Lam Research Corp.†	597	109,890
Micron Technology, Inc.†*	4,333	178,173
Skyworks Solutions, Inc.	233	22,123

		780,379

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 3.0%
Accenture PLC, Class A (Ireland)†	520	$79,607
CA, Inc.†	1,384	46,060
eBay, Inc.†*	2	75
Oracle Corp.†	2,307	109,075
Paychex, Inc.†	336	22,875
Visa, Inc., Class A	145	16,533

		274,225

Technology Hardware & Equipment — 10.1%
Apple, Inc.†	2,002	338,798
Cisco Systems, Inc.†	5,241	200,730
F5 Networks, Inc.†*	209	27,425
Harris Corp.	399	56,518
Hewlett Packard Enterprise Co.†	3,017	43,324
HP, Inc.†	5,515	115,870
Juniper Networks, Inc.†	1,264	36,024
Motorola Solutions, Inc.†	117	10,570
Western Digital Corp.†	989	78,655
Xerox Corp.	876	25,535

		933,449

Telecommunication Services — 4.8%
AT&T, Inc.†	1,763	68,545
CenturyLink, Inc.	1,842	30,725
Verizon Communications, Inc.†	6,582	348,385

		447,655

Transportation — 2.2%
Alaska Air Group, Inc.†	413	30,360
Delta Air Lines, Inc.†	1,984	111,104
Expeditors International of Washington, Inc.†	61	3,946
Southwest Airlines Co.†	70	4,582
Union Pacific Corp.†	372	49,885

		199,877

Utilities — 2.8%
Duke Energy Corp.†	2,125	178,734
FirstEnergy Corp.	1,490	45,624
NRG Energy, Inc.†	377	10,737
Pinnacle West Capital Corp.	35	2,981
SCANA Corp.	479	19,055

		257,131

TOTAL COMMON STOCKS (Cost $14,448,609)		16,212,049

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 4.7%
SPDR S&P 500 ETF Trust	1,646	$439,252

TOTAL EXCHANGE TRADED FUNDS (Cost $439,352)		439,252

TOTAL LONG POSITIONS - 180.3%		16,651,301

(Cost $14,887,961)

SHORT POSITIONS — (81.1)%
COMMON STOCKS — (81.1)%
Automobiles & Components — (1.0)%
Ford Motor Co.	(6,147)	(76,776)
Goodyear Tire & Rubber Co. (The)	(381)	(12,310)

		(89,086)

Banks — (7.4)%
Bank of America Corp.	(4,552)	(134,375)
BB&T Corp.	(1,221)	(60,708)
Citigroup, Inc.	(1,183)	(88,027)
Citizens Financial Group, Inc.	(774)	(32,493)
Comerica, Inc.	(270)	(23,439)
Fifth Third Bancorp	(1,092)	(33,131)
Huntington Bancshares, Inc.	(199)	(2,897)
JPMorgan Chase & Co.	(275)	(29,408)
KeyCorp.	(18)	(363)
M&T Bank Corp.	(235)	(40,183)
PNC Financial Services Group, Inc. (The)	(52)	(7,503)
Regions Financial Corp.	(1,803)	(31,156)
SunTrust Banks, Inc.	(737)	(47,603)
US Bancorp	(332)	(17,789)
Wells Fargo & Co.	(1,963)	(119,095)
Zions Bancorporation	(310)	(15,757)

		(683,927)

Capital Goods — (3.6)%
AO Smith Corp.	(267)	(16,362)
Dover Corp.	(9)	(909)
Emerson Electric Co.	(1)	(70)
Fastenal Co.	(2)	(109)
Flowserve Corp.	(202)	(8,510)
Fluor Corp.	(216)	(11,156)
Fortive Corp.	(538)	(38,924)
General Dynamics Corp.	(462)	(93,994)
Illinois Tool Works, Inc.	(348)	(58,064)
Quanta Services, Inc.*	(240)	(9,386)
Raytheon Co.	(59)	(11,083)
Rockwell Automation, Inc.	(199)	(39,074)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Textron, Inc.	(317)	$(17,939)
United Rentals, Inc.*	(130)	(22,348)

		(327,928)

Commercial & Professional Services — (0.4)%
Equifax, Inc.	(72)	(8,490)
IHS Markit Ltd. (Bermuda)*	(393)	(17,744)
Verisk Analytics, Inc.*	(148)	(14,208)

		(40,442)

Consumer Durables & Apparel — (2.5)%
Hasbro, Inc.	(192)	(17,451)
Leggett & Platt, Inc.	(205)	(9,785)
Mattel, Inc.	(531)	(8,167)
Mohawk Industries, Inc.*	(115)	(31,728)
Newell Brands, Inc.	(759)	(23,453)
NIKE, Inc., Class B	(1,102)	(68,930)
Tapestry, Inc.	(439)	(19,417)
Under Armour, Inc., Class C*	(683)	(9,098)
VF Corp.	(611)	(45,214)

		(233,243)

Consumer Services — (2.3)%
Chipotle Mexican Grill, Inc.*	(44)	(12,717)
Darden Restaurants, Inc.	(9)	(864)
MGM Resorts International	(875)	(29,216)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(353)	(18,797)
Starbucks Corp.	(2,095)	(120,316)
Wynn Resorts Ltd.	(160)	(26,974)

		(208,884)

Diversified Financials — (4.2)%
Affiliated Managers Group, Inc.	(87)	(17,857)
Ameriprise Financial, Inc.	(230)	(38,978)
Bank of New York Mellon Corp. (The)	(313)	(16,858)
Berkshire Hathaway, Inc., Class B*	(293)	(58,078)
Capital One Financial Corp.	(156)	(15,534)
Charles Schwab Corp. (The)	(415)	(21,319)
Goldman Sachs Group, Inc. (The)	(160)	(40,762)
Intercontinental Exchange, Inc.	(907)	(63,998)
Leucadia National Corp.	(552)	(14,622)
Morgan Stanley	(1,004)	(52,680)
Raymond James Financial, Inc.	(53)	(4,733)
State Street Corp.	(8)	(781)
Synchrony Financial	(1,162)	(44,865)

		(391,065)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (5.7)%
Anadarko Petroleum Corp.	(855)	$(45,862)
Andeavor	(241)	(27,556)
Chesapeake Energy Corp.*	(1,406)	(5,568)
Cimarex Energy Co.	(147)	(17,935)
Concho Resources, Inc.*	(230)	(34,551)
Devon Energy Corp.	(812)	(33,617)
EOG Resources, Inc.	(431)	(46,509)
EQT Corp.	(268)	(15,255)
Halliburton Co.	(932)	(45,547)
Helmerich & Payne, Inc.	(168)	(10,860)
Hess Corp.	(491)	(23,308)
Kinder Morgan, Inc.	(3,544)	(64,040)
Marathon Oil Corp.	(1,315)	(22,263)
National Oilwell Varco, Inc.	(589)	(21,216)
Newfield Exploration Co.*	(307)	(9,680)
Occidental Petroleum Corp.	(165)	(12,154)
Pioneer Natural Resources Co.	(263)	(45,460)
Range Resources Corp.	(383)	(6,534)
Williams Cos., Inc. (The)	(1,279)	(38,997)

		(526,912)

Food & Staples Retailing — (0.2)%
Costco Wholesale Corp.	(88)	(16,379)

Food, Beverage & Tobacco — (2.1)%
Archer-Daniels-Midland Co.	(866)	(34,709)
Brown-Forman Corp., Class B	(219)	(15,039)
Constellation Brands, Inc., Class A	(303)	(69,257)
Hershey Co. (The)	(281)	(31,896)
JM Smucker Co. (The)	(15)	(1,864)
McCormick & Co., Inc., non-voting shares	(203)	(20,688)
Mondelez International, Inc., Class A	(493)	(21,100)

		(194,553)

Health Care Equipment & Services — (6.0)%
Align Technology, Inc.*	(124)	(27,552)
Becton Dickinson and Co.	(410)	(87,844)
Boston Scientific Corp.*	(918)	(22,757)
Cerner Corp.*	(534)	(35,986)
DENTSPLY SIRONA, Inc.	(355)	(23,370)
HCA Healthcare, Inc.*	(553)	(48,576)
Henry Schein, Inc.*	(243)	(16,981)
IDEXX Laboratories, Inc.*	(136)	(21,268)
Intuitive Surgical, Inc.*	(123)	(44,888)
Medtronic PLC (Ireland)	(1,337)	(107,963)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Patterson Cos., Inc.	(147)	$(5,311)
ResMed, Inc.	(221)	(18,716)
Stryker Corp.	(579)	(89,652)

		(550,864)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(1,159)	(23,053)

Insurance — (5.1)%
Aflac, Inc.	(610)	(53,546)
American International Group, Inc.	(1,392)	(82,935)
Assurant, Inc.	(84)	(8,471)
Chubb Ltd. (Switzerland)	(196)	(28,641)
Cincinnati Financial Corp.	(254)	(19,042)
Hartford Financial Services Group, Inc. (The)	(554)	(31,179)
Lincoln National Corp.	(340)	(26,136)
MetLife, Inc.	(1,632)	(82,514)
Prudential Financial, Inc.	(658)	(75,657)
Torchmark Corp.	(94)	(8,527)
Unum Group	(348)	(19,102)
Willis Towers Watson PLC (Ireland)	(205)	(30,891)

		(466,641)

Materials — (4.1)%
Albemarle Corp.	(171)	(21,869)
CF Industries Holdings, Inc.	(361)	(15,357)
DowDuPont, Inc.	(2,048)	(145,859)
Ecolab, Inc.	(307)	(41,193)
FMC Corp.	(208)	(19,689)
International Paper Co.	(638)	(36,966)
Martin Marietta Materials, Inc.	(98)	(21,662)
Mosaic Co. (The)	(543)	(13,933)
Sherwin-Williams Co. (The)	(91)	(37,314)
Vulcan Materials Co.	(205)	(26,316)

		(380,158)

Media — (1.7)%
Charter Communications, Inc., Class A*	(281)	(94,405)
DISH Network Corp., Class A*	(548)	(26,167)
Walt Disney Co. (The)	(332)	(35,693)

		(156,265)

Pharmaceuticals, Biotechnology & Life Sciences — (4.9)%
Agilent Technologies, Inc.	(499)	(33,418)
Alexion Pharmaceuticals, Inc.*	(346)	(41,378)
Illumina, Inc.*	(225)	(49,160)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Incyte Corp.*	(339)	$(32,107)
IQVIA Holdings, Inc.*	(8)	(783)
Mettler-Toledo International, Inc.*	(40)	(24,781)
Mylan NV (Netherlands)*	(673)	(28,475)
PerkinElmer, Inc.	(171)	(12,504)
Perrigo Co. PLC (Ireland)	(218)	(19,001)
Pfizer, Inc.	(601)	(21,768)
Thermo Fisher Scientific, Inc.	(620)	(117,726)
Vertex Pharmaceuticals, Inc.*	(399)	(59,794)
Zoetis, Inc.	(204)	(14,692)

		(455,587)

Real Estate — (3.4)%
American Tower Corp., REIT	(5)	(713)
CBRE Group, Inc., Class A*	(525)	(22,738)
Crown Castle International Corp., REIT	(628)	(69,714)
Equinix, Inc., REIT	(121)	(54,840)
HCP, Inc., REIT	(726)	(18,934)
Host Hotels & Resorts, Inc., REIT	(1,144)	(22,708)
Iron Mountain, Inc., REIT	(413)	(15,582)
Macerich Co. (The), REIT	(219)	(14,384)
Prologis, Inc., REIT	(824)	(53,156)
SBA Communications Corp., REIT*	(183)	(29,895)
SL Green Realty Corp., REIT	(151)	(15,240)
Vornado Realty Trust, REIT	(1)	(78)

		(317,982)

Retailing — (3.0)%
CarMax, Inc.*	(281)	(18,021)
Gap, Inc. (The)	(603)	(20,538)
L Brands, Inc.	(436)	(26,256)
LKQ Corp.*	(478)	(19,440)
Macy’s, Inc.	(472)	(11,890)
Netflix, Inc.*	(669)	(128,421)
Tiffany & Co.	(193)	(20,062)
TripAdvisor, Inc.*	(215)	(7,409)
Ulta Beauty, Inc.*	(94)	(21,024)

		(273,061)

Semiconductors & Semiconductor Equipment — (3.5)%
Advanced Micro Devices, Inc.*	(1,649)	(16,952)
Broadcom Ltd. (Singapore)	(220)	(56,518)
Microchip Technology, Inc.	(405)	(35,591)
NVIDIA Corp.	(796)	(154,026)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Qorvo, Inc.*	(197)	$(13,120)
QUALCOMM, Inc.	(388)	(24,840)
Xilinx, Inc.	(385)	(25,957)

		(327,004)

Software & Services — (11.4)%
Activision Blizzard, Inc.	(1,170)	(74,084)
Adobe Systems, Inc.*	(314)	(55,025)
Akamai Technologies, Inc.*	(263)	(17,106)
Alliance Data Systems Corp.	(86)	(21,799)
ANSYS, Inc.*	(132)	(19,482)
Autodesk, Inc.*	(339)	(35,537)
Automatic Data Processing, Inc.	(687)	(80,510)
Cadence Design Systems, Inc.*	(437)	(18,275)
Citrix Systems, Inc.*	(234)	(20,592)
CSRA, Inc.	(254)	(7,600)
DXC Technology Co.	(441)	(41,851)
Facebook, Inc., Class A*	(330)	(58,232)
Fidelity National Information Services, Inc.	(516)	(48,550)
Fiserv, Inc.*	(324)	(42,486)
Gartner, Inc.*	(140)	(17,241)
Global Payments, Inc.	(3)	(301)
International Business Machines Corp.	(385)	(59,067)
Intuit, Inc.	(395)	(62,323)
Microsoft Corp.	(385)	(32,933)
PayPal Holdings, Inc.*	(1,859)	(136,860)
Red Hat, Inc.*	(274)	(32,907)
salesforce.com, Inc.*	(1,117)	(114,191)
Synopsys, Inc.*	(233)	(19,861)
VeriSign, Inc.*	(210)	(24,032)
Western Union Co. (The)	(711)	(13,516)

		(1,054,361)

Technology Hardware & Equipment — (2.1)%
Amphenol Corp., Class A	(432)	(37,930)
Corning, Inc.	(1,351)	(43,218)
NetApp, Inc.	(414)	(22,902)
Seagate Technology PLC (Ireland)	(448)	(18,744)
TE Connectivity Ltd. (Switzerland)	(726)	(68,999)

		(191,793)

Transportation — (2.9)%
CH Robinson Worldwide, Inc.	(96)	(8,553)
CSX Corp.	(731)	(40,212)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
FedEx Corp.	(414)	$(103,310)
JB Hunt Transport Services, Inc.	(170)	(19,547)
United Continental Holdings, Inc.*	(461)	(31,071)
United Parcel Service, Inc., Class B	(547)	(65,175)

		(267,868)

Utilities — (3.4)%
Alliant Energy Corp.	(357)	(15,212)
American Electric Power Co., Inc.	(761)	(55,987)
American Water Works Co., Inc.	(168)	(15,370)
CMS Energy Corp.	(435)	(20,576)
Consolidated Edison, Inc.	(59)	(5,012)
Dominion Energy, Inc.	(283)	(22,940)
Edison International	(504)	(31,873)
Entergy Corp.	(277)	(22,545)
Eversource Energy	(54)	(3,412)
NextEra Energy, Inc.	(9)	(1,406)
NiSource, Inc.	(149)	(3,825)
PPL Corp.	(1,064)	(32,931)
Public Service Enterprise Group, Inc.	(781)	(40,222)
Sempra Energy	(68)	(7,271)
WEC Energy Group, Inc.	(488)	(32,418)

		(311,000)

TOTAL COMMON STOCK (Proceeds $7,238,055)		(7,488,056)

TOTAL SECURITES SOLD SHORT - (81.1)%		(7,488,056)

(Proceeds $7,238,055)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		69,423

NET ASSETS - 100.0%		$9,232,668

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2017, the market value of securities on loan was $195,387.
*	Non-income producing.

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.4%
Gotham Absolute 500 Fund	353,308	$4,313,896
Gotham Defensive Long 500 Fund	520,211	6,637,895
Gotham Enhanced 500 Fund	265,575	3,399,358
Gotham Index Plus Fund	315,188	4,563,917
Gotham Neutral Fund*	280,860	2,946,225

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $18,670,765)		21,861,291

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		130,188

NET ASSETS - 100.0%		$21,991,479

(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments of the affiliated funds accompany this report.
*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER LONG FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 100.3%
Gotham Defensive Long 500 Fund	18,865	$240,718
Gotham Enhanced 500 Fund	14,398	184,290
Gotham Enhanced Return Fund	11,878	175,197
Gotham Enhanced S&P 500 Index
Fund	35,153	424,643
Gotham Index Plus Fund	12,893	186,689

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $1,069,865)		1,211,537

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(3,049)

NET ASSETS - 100.0%		$1,208,488

(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments of the affiliated funds accompany this report.

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 95.2%
COMMON STOCKS — 29.1%
Automobiles & Components — 0.8%
Dorman Products, Inc.†*	14	$856
Fiat Chrysler Automobiles NV (Netherlands)†	172	3,069
General Motors Co.†	58	2,377
Lear Corp.†	71	12,543
Thor Industries, Inc.†	73	11,003
Visteon Corp.†*	43	5,381

		35,229

Capital Goods — 5.4%
Acuity Brands, Inc.†	8	1,408
AGCO Corp.†	9	643
Allegion PLC (Ireland)†	75	5,967
Allison Transmission Holdings, Inc.†	474	20,415
AMETEK, Inc.†	59	4,276
Beacon Roofing Supply, Inc.†*	175	11,158
BWX Technologies, Inc.†	174	10,525
Caterpillar, Inc.†	137	21,589
Cummins, Inc.†	55	9,715
Curtiss-Wright Corp.	2	244
Eaton Corp. PLC (Ireland)†	128	10,113
Generac Holdings, Inc.†*	206	10,201
Graco, Inc.	9	407
HD Supply Holdings, Inc.†*	415	16,613
Hillenbrand, Inc.	8	358
Huntington Ingalls Industries, Inc.†	49	11,549
Johnson Controls International PLC (Ireland)†	491	18,712
L3 Technologies, Inc.†	34	6,727
Masco Corp.†	303	13,314
Navistar International Corp.*	87	3,731
Orbital ATK, Inc.†	68	8,942
Oshkosh Corp.†	12	1,091
Rexnord Corp.†*	271	7,051
Rockwell Collins, Inc.†	37	5,018
TransDigm Group, Inc.†	43	11,809
Trex Co., Inc.†*	94	10,189
Woodward, Inc.†	20	1,531

		223,296

Commercial & Professional Services — 0.9%
Brink’s Co. (The)†	82	6,453
Deluxe Corp.†	107	8,222
ManpowerGroup, Inc.†	10	1,261
MSA Safety, Inc.	4	310

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Nielsen Holdings PLC (United Kingdom)†	381	$13,868
TransUnion*	32	1,759
TriNet Group, Inc.†*	127	5,631

		37,504

Consumer Durables & Apparel — 0.9%
Hanesbrands, Inc.†	352	7,360
Polaris Industries, Inc.†	86	10,663
Ralph Lauren Corp.†	147	15,242
Tupperware Brands Corp.†	70	4,389

		37,654

Consumer Services — 2.2%
Aramark†	92	3,932
Boyd Gaming Corp.	10	350
Carnival Corp. (Panama)	3	199
Choice Hotels International, Inc.†	10	776
Dunkin’ Brands Group, Inc.†	5	322
Graham Holdings Co., Class B†	7	3,908
Grand Canyon Education, Inc.†*	15	1,343
Hilton Worldwide Holdings, Inc.†	140	11,180
Las Vegas Sands Corp.†	71	4,934
Marriott International, Inc., Class A†	111	15,066
Restaurant Brands International, Inc. (Canada)†	96	5,902
Royal Caribbean Cruises Ltd. (Liberia)†	82	9,781
ServiceMaster Global Holdings, Inc.†*	94	4,819
Six Flags Entertainment Corp.†	95	6,324
Stars Group, Inc. (The) (Canada)†*	114	2,656
Weight Watchers International, Inc.†*	239	10,583
Wynn Resorts Ltd.†	30	5,058
Yum! Brands, Inc.†	47	3,836

		90,969

Food & Staples Retailing — 0.7%
CVS Health Corp.†	118	8,555
Kroger Co. (The)†	537	14,741
Sprouts Farmers Market, Inc.†*	48	1,169
Sysco Corp.†	40	2,429
Walgreens Boots Alliance, Inc.†	24	1,743

		28,637

Food, Beverage & Tobacco — 1.6%
Altria Group, Inc.†	3	214

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Coca-Cola Co. (The)†	235	$10,782
Flowers Foods, Inc.†	454	8,767
Kraft Heinz Co. (The)†	55	4,277
National Beverage Corp.†	73	7,113
Sanderson Farms, Inc.†	129	17,903
Tyson Foods, Inc., Class A†	217	17,592

		66,648

Health Care Equipment & Services — 1.1%
AmerisourceBergen Corp.†	147	13,498
Boston Scientific Corp.†*	157	3,892
Cooper Cos., Inc. (The)	8	1,743
Cotiviti Holdings, Inc.†*	153	4,928
Express Scripts Holding Co.†*	146	10,897
Patterson Cos., Inc.†	86	3,107
Quest Diagnostics, Inc.†	61	6,008

		44,073

Household & Personal Products — 0.4%
Edgewell Personal Care Co.†*	177	10,512
Energizer Holdings, Inc.	28	1,343
Spectrum Brands Holdings, Inc.†	52	5,845

		17,700

Media — 1.2%
AMC Networks, Inc., Class A†*	122	6,598
Discovery Communications, Inc., Class A†*	691	15,465
Interpublic Group of Cos., Inc. (The)†	147	2,964
John Wiley & Sons, Inc., Class A	22	1,446
Omnicom Group, Inc.†	17	1,238
Scripps Networks Interactive, Inc., Class A†	50	4,269
Shaw Communications, Inc., Class B (Canada)†	74	1,689
Sirius XM Holdings, Inc.†	624	3,345
Time Warner, Inc.†	151	13,812
Viacom, Inc., Class B†	21	647

		51,473

Pharmaceuticals, Biotechnology & Life Sciences — 3.1%
Amgen, Inc.†	84	14,608
Biogen, Inc.†*	39	12,424
Bioverativ, Inc.†*	349	18,818
Celgene Corp.†*	78	8,140
Eli Lilly & Co.†	171	14,443
Exelixis, Inc.†*	202	6,141

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Gilead Sciences, Inc.†	125	$8,955
Jazz Pharmaceuticals PLC (Ireland)*	3	404
Ligand Pharmaceuticals, Inc.†*	14	1,917
Merck & Co., Inc.†	125	7,034
Prestige Brands Holdings, Inc.†*	27	1,199
Regeneron Pharmaceuticals, Inc.†*	21	7,895
United Therapeutics Corp.†*	150	22,192
Vertex Pharmaceuticals, Inc.†*	20	2,997

		127,167

Retailing — 2.1%
Best Buy Co., Inc.†	25	1,712
Dollar Tree, Inc.†*	30	3,219
Expedia, Inc.†	12	1,437
Kohl’s Corp.†	256	13,883
Lowe’s Cos., Inc.†	153	14,220
O’Reilly Automotive, Inc.†*	20	4,811
Pool Corp.†	5	648
Priceline Group, Inc. (The)†*	8	13,902
Ross Stores, Inc.†	48	3,852
Signet Jewelers Ltd. (Bermuda)†	192	10,858
Tractor Supply Co.†	241	18,015

		86,557

Semiconductors & Semiconductor Equipment — 4.0%
Advanced Energy Industries, Inc.†*	127	8,570
Analog Devices, Inc.†	141	12,553
Applied Materials, Inc.†	279	14,263
Entegris, Inc.†	174	5,298
First Solar, Inc.†*	219	14,787
Intel Corp.†	35	1,616
KLA-Tencor Corp.†	125	13,134
Lam Research Corp.†	76	13,989
Marvell Technology Group Ltd. (Bermuda)†	272	5,840
Maxim Integrated Products, Inc.	3	157
Micron Technology, Inc.†*	251	10,321
MKS Instruments, Inc.†	133	12,568
ON Semiconductor Corp.†*	638	13,360
Skyworks Solutions, Inc.†	120	11,394
Teradyne, Inc.†	343	14,361
Texas Instruments, Inc.†	70	7,311
Versum Materials, Inc.†	138	5,223

		164,745

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 1.5%
Alphabet, Inc., Class A*	3	$3,160
CACI International, Inc., Class A†*	12	1,588
CDK Global, Inc.†	11	784
Conduent, Inc.†*	562	9,082
Electronic Arts, Inc.†*	91	9,561
Euronet Worldwide, Inc.†*	109	9,185
Fair Isaac Corp.	3	460
j2 Global, Inc.†	27	2,026
Leidos Holdings, Inc.†	128	8,265
LogMeIn, Inc.†	29	3,320
MAXIMUS, Inc.†	31	2,219
Oracle Corp.†	135	6,383
Symantec Corp.†	205	5,752
Total System Services, Inc.†	5	395

		62,180

Technology Hardware & Equipment — 1.8%
Arista Networks, Inc.†*	43	10,130
AVX Corp.	19	329
Ciena Corp.†*	280	5,860
Harris Corp.†	11	1,558
HP, Inc.†	604	12,690
IPG Photonics Corp.†*	36	7,709
Juniper Networks, Inc.†	58	1,653
Littelfuse, Inc.†	21	4,154
NetApp, Inc.†	110	6,085
Ubiquiti Networks, Inc.†*	65	4,616
Vishay Intertechnology, Inc.†	256	5,312
Western Digital Corp.†	171	13,600
Xerox Corp.	40	1,166

		74,862

Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B (Canada)	10	509
Sprint Corp.†*	2,186	12,876
T-Mobile US, Inc.†*	56	3,557
United States Cellular Corp.†*	29	1,091

		18,033

Transportation — 1.0%
Canadian National Railway Co. (Canada)†	167	13,778
Canadian Pacific Railway Ltd. (Canada)†	44	8,041
Kansas City Southern†	26	2,736

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Norfolk Southern Corp.†	86	$12,461
Union Pacific Corp.†	42	5,632

		42,648

TOTAL COMMON STOCKS (Cost $1,138,714)		1,209,375

AFFILIATED EQUITY REGISTERED
INVESTMENT COMPANY — 61.3%
Gotham Neutral 500 Fund	134,228	1,515,435
Gotham Neutral Fund*	97,843	1,026,373

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $2,434,540)		2,541,808

	Par Value
U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bill — 4.8%
United States Treasury Bill 1.06% 04/26/2018†(a)	$200,000	199,134

TOTAL U.S. TREASURY OBLIGATIONS (Cost $199,316)		199,134

TOTAL LONG POSITIONS—95.2% (Cost $3,772,570)		3,950,317

	Number of Shares
SHORT POSITIONS — (29.2)%
COMMON STOCKS — (29.2)%
Automobiles & Components — (0.9)%
Adient PLC (Ireland)	(149)	(11,726)
Ford Motor Co.	(790)	(9,867)
Goodyear Tire & Rubber Co. (The)	(292)	(9,435)
LCI Industries	(56)	(7,280)

		(38,308)

Capital Goods — (2.6)%
AO Smith Corp.	(2)	(122)
Colfax Corp.*	(292)	(11,569)
Donaldson Co., Inc.	(57)	(2,790)
Emerson Electric Co.	(53)	(3,694)
EnerSys	(39)	(2,716)
Hexcel Corp.	(245)	(15,153)
Hubbell, Inc.	(1)	(135)
ITT, Inc.	(41)	(2,188)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Kennametal, Inc.	(114)	$(5,519)
Lincoln Electric Holdings, Inc.	(147)	(13,462)
Lockheed Martin Corp.	(14)	(4,495)
Middleby Corp. (The)*	(18)	(2,429)
MSC Industrial Direct Co., Inc.,
Class A	(48)	(4,640)
Nordson Corp.	(22)	(3,221)
Northrop Grumman Corp.	(10)	(3,069)
Timken Co. (The)	(251)	(12,337)
Toro Co. (The)	(25)	(1,631)
United Rentals, Inc.*	(78)	(13,409)
WESCO International, Inc.*	(87)	(5,929)

		(108,508)

Commercial & Professional Services — (0.9)%
Equifax, Inc.	(113)	(13,325)
Healthcare Services Group, Inc.	(160)	(8,435)
Ritchie Bros Auctioneers, Inc. (Canada)	(191)	(5,717)
UniFirst Corp.	(2)	(330)
Verisk Analytics, Inc.*	(106)	(10,176)

		(37,983)

Consumer Durables & Apparel — (2.1)%
Carter’s, Inc.	(71)	(8,342)
Columbia Sportswear Co.	(51)	(3,666)
Leggett & Platt, Inc.	(57)	(2,721)
Lululemon Athletica, Inc.*	(97)	(7,623)
Mattel, Inc.	(1,094)	(16,826)
Mohawk Industries, Inc.*	(46)	(12,691)
PVH Corp.	(10)	(1,372)
Tapestry, Inc.	(293)	(12,959)
Under Armour, Inc., Class C*	(1,328)	(17,689)
VF Corp.	(70)	(5,180)

		(89,069)

Consumer Services — (1.2)%
Bright Horizons Family Solutions, Inc.*	(31)	(2,914)
Churchill Downs, Inc.	(2)	(465)
Darden Restaurants, Inc.	(93)	(8,930)
Hyatt Hotels Corp., Class A*	(121)	(8,898)
ILG, Inc.	(409)	(11,648)
International Game Technology PLC (United Kingdom)	(62)	(1,644)
Red Rock Resorts, Inc., Class A	(112)	(3,779)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Starbucks Corp.	(129)	$(7,408)
Wendy’s Co. (The)	(346)	(5,681)

		(51,367)

Food & Staples Retailing — (0.8)%
Casey’s General Stores, Inc.	(159)	(17,798)
Costco Wholesale Corp.	(69)	(12,842)
PriceSmart, Inc.	(9)	(775)

		(31,415)

Food, Beverage & Tobacco — (2.1)%
Archer-Daniels-Midland Co.	(236)	(9,459)
B&G Foods, Inc.	(76)	(2,671)
Blue Buffalo Pet Products, Inc.*	(250)	(8,198)
Brown-Forman Corp., Class B	(13)	(893)
Bunge Ltd. (Bermuda)	(183)	(12,276)
Conagra Foods, Inc.	(9)	(339)
Darling Ingredients, Inc.*	(577)	(10,461)
General Mills, Inc.	(106)	(6,285)
Hain Celestial Group, Inc. (The)*	(240)	(10,174)
Hormel Foods Corp.	(136)	(4,949)
JM Smucker Co. (The)	(11)	(1,367)
Lamb Weston Holdings, Inc.	(124)	(7,000)
Lancaster Colony Corp.	(37)	(4,781)
Monster Beverage Corp.*	(11)	(696)
Pinnacle Foods, Inc.	(11)	(654)
Post Holdings, Inc.*	(47)	(3,724)
Snyder’s-Lance, Inc.	(68)	(3,405)

		(87,332)

Health Care Equipment & Services — (2.5)%
Acadia Healthcare Co., Inc.*	(101)	(3,296)
Becton Dickinson and Co.	(51)	(10,917)
Cardinal Health, Inc.	(107)	(6,556)
DaVita, Inc.*	(160)	(11,560)
Globus Medical, Inc., Class A*	(53)	(2,178)
Haemonetics Corp.*	(46)	(2,672)
HCA Healthcare, Inc.*	(145)	(12,737)
Henry Schein, Inc.*	(193)	(13,487)
Hill-Rom Holdings, Inc.	(14)	(1,180)
Hologic, Inc.*	(284)	(12,141)
Neogen Corp.*	(30)	(2,466)
STERIS PLC (United Kingdom)	(78)	(6,823)
Stryker Corp.	(71)	(10,994)
West Pharmaceutical Services, Inc.	(86)	(8,486)

		(105,493)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (0.5)%
Church & Dwight Co., Inc.	(250)	$(12,542)
Colgate-Palmolive Co.	(17)	(1,283)
Coty, Inc., Class A	(178)	(3,540)
Procter & Gamble Co. (The)	(23)	(2,113)

		(19,478)

Media — (1.0)%
Charter Communications, Inc., Class A*	(5)	(1,680)
Cinemark Holdings, Inc.	(412)	(14,346)
Meredith Corp.	(23)	(1,519)
Regal Entertainment Group, Class A	(695)	(15,992)
Sinclair Broadcast Group, Inc., Class A	(6)	(227)
Walt Disney Co. (The)	(63)	(6,773)

		(40,537)

Pharmaceuticals, Biotechnology & Life Sciences — (3.0)%
Akorn, Inc.*	(554)	(17,855)
Bio-Rad Laboratories, Inc., Class A*	(61)	(14,559)
Bio-Techne Corp.	(41)	(5,312)
Bruker Corp.	(246)	(8,443)
Charles River Laboratories International, Inc.*	(15)	(1,642)
Ionis Pharmaceuticals, Inc.*	(320)	(16,096)
IQVIA Holdings, Inc.*	(33)	(3,231)
Mallinckrodt PLC (Ireland)*	(83)	(1,872)
Perrigo Co. PLC (Ireland)	(29)	(2,528)
PRA Health Sciences, Inc.*	(18)	(1,639)
QIAGEN NV (Netherlands)	(487)	(15,063)
Syneos Health, Inc.*	(412)	(17,963)
Thermo Fisher Scientific, Inc.	(96)	(18,228)

		(124,431)

Retailing — (2.0)%
Amazon.com, Inc.*	(7)	(8,186)
AutoNation, Inc.*	(27)	(1,386)
Burlington Stores, Inc.*	(68)	(8,366)
Camping World Holdings, Inc., Class A	(162)	(7,246)
Dick’s Sporting Goods, Inc.	(424)	(12,186)
Five Below, Inc.*	(156)	(10,346)
L Brands, Inc.	(242)	(14,573)
LKQ Corp.*	(116)	(4,718)
Penske Automotive Group, Inc.	(219)	(10,479)
Tiffany & Co.	(21)	(2,183)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
TripAdvisor, Inc.*	(57)	$(1,964)
Ulta Beauty, Inc.*	(6)	(1,342)

		(82,975)

Semiconductors & Semiconductor Equipment — (0.2)%
Integrated Device Technology, Inc.*	(105)	(3,122)
QUALCOMM, Inc.	(69)	(4,417)

		(7,539)

Software & Services — (4.6)%
Activision Blizzard, Inc.	(107)	(6,775)
Akamai Technologies, Inc.*	(254)	(16,520)
ANSYS, Inc.*	(23)	(3,394)
Automatic Data Processing, Inc.	(103)	(12,071)
CommVault Systems, Inc.*	(115)	(6,038)
CoreLogic, Inc.*	(95)	(4,390)
Ellie Mae, Inc.*	(153)	(13,678)
Fidelity National Information Services, Inc.	(90)	(8,468)
Gartner, Inc.*	(8)	(985)
GrubHub, Inc.*	(182)	(13,068)
Guidewire Software, Inc.*	(146)	(10,842)
IAC/InterActiveCorp.*	(136)	(16,630)
Intuit, Inc.	(21)	(3,313)
Jack Henry & Associates, Inc.	(8)	(936)
Manhattan Associates, Inc.*	(1)	(50)
Nuance Communications, Inc.*	(755)	(12,344)
Open Text Corp. (Canada)	(6)	(214)
Pegasystems, Inc.	(136)	(6,412)
RealPage, Inc.*	(173)	(7,664)
Science Applications International Corp.	(122)	(9,342)
Synopsys, Inc.*	(112)	(9,547)
Take-Two Interactive Software, Inc.*	(152)	(16,686)
Teradata Corp.*	(257)	(9,884)
Yelp, Inc.*	(90)	(3,776)

		(193,027)

Technology Hardware & Equipment — (2.5)%
ARRIS International PLC
(United Kingdom)*	(106)	(2,723)
Belden, Inc.	(106)	(8,180)
CommScope Holding Co., Inc.*	(291)	(11,009)
Corning, Inc.	(462)	(14,779)
II-VI, Inc.*	(134)	(6,291)
Lumentum Holdings, Inc.*	(337)	(16,479)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetScout Systems, Inc.*	(324)	$(9,866)
Palo Alto Networks, Inc.*	(67)	(9,711)
Tech Data Corp.*	(13)	(1,274)
Trimble, Inc.*	(57)	(2,316)
ViaSat, Inc.*	(200)	(14,970)
Zebra Technologies Corp., Class A*	(45)	(4,671)

		(102,269)

Telecommunication Services — (0.1)%
Zayo Group Holdings, Inc.*	(84)	(3,091)

Transportation — (2.2)%
CH Robinson Worldwide, Inc.	(139)	(12,384)
FedEx Corp.	(67)	(16,719)
JB Hunt Transport Services, Inc.	(76)	(8,738)
Kirby Corp.*	(181)	(12,091)
Knight-Swift Transportation Holdings, Inc.	(403)	(17,619)
Old Dominion Freight Line, Inc.	(5)	(658)
Ryder System, Inc.	(141)	(11,868)
Schneider National, Inc., Class B	(147)	(4,198)
United Parcel Service, Inc., Class B	(44)	(5,243)

		(89,518)

TOTAL COMMON STOCK (Proceeds $1,177,462)		(1,212,340)

TOTAL SECURITES SOLD SHORT - (29.2)% (Proceeds $1,177,462)		(1,212,340)

OTHER ASSETS IN EXCESS OF LIABILITIES - 34.0%		1,409,670

NET ASSETS - 100.0%		$4,147,647

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Discount Yield - Rate shown is at the time of purchase.
*	Non-income producing.

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

December 31, 2017

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Absolute 500 Core Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Enhanced 500 Core Fund, Gotham Neutral Fund, Gotham Neutral 500 Fund, Gotham Short Strategies Fund, Gotham Index Plus Fund, Gotham Index Plus All-Cap Fund, Gotham Index Core Fund, Gotham Hedged Plus Fund, Gotham Hedged Core Fund, Gotham Institutional Value Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Defensive Long Fund, Gotham Defensive Long 500 Fund, Gotham Total Return Fund, Gotham Master Long Fund and Gotham Master Neutral Fund (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter (“OTC”) investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management LLC (“the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 — quoted prices in active markets for identical securities;

● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a corporate debt security with end of period value of $802 and $731 held by Gotham Absolute Return Fund and Gotham Neutral Fund, respectively; a U.S. Treasury Obligation with the end of period value of $199,134 held by Gotham Master Neutral Fund; and total return swap with an unrealized depreciation of $(411,247) held by Gotham Short Strategies Fund. These securities are considered Level 2 as of and for the period ended December 31, 2017.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds.

Short Sales — Certain Funds may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.

Total Return Swap: Total return swap are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swap are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swap are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of December 31, 2017, only the Gotham Short Strategies Fund held a total return swap.

For the period ended December 31, 2017, the quarterly average volume of the total return swap was as follows:

Notional Amount
Gotham Short Strategies Fund	$(23,240,814)

Securities Lending — All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the period ended December 31, 2017, the following Funds had securities lending programs and at December 31, 2017, the market value of securities on loan and cash collateral received were as follows:

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-Cash Collateral
Gotham Absolute Return Fund	$180,051,283	$185,701,324	$—
Gotham Absolute 500 Fund	1,339,193	1,373,982	—
Gotham Absolute 500 Core Fund	36,017	19,218	17,846
Gotham Enhanced Return Fund	310,992,491	320,855,073	—
Gotham Enhanced 500 Fund	4,723,386	4,848,979	—
Gotham Enhanced 500 Core Fund	56,795	25,499	32,917
Gotham Neutral Fund	45,564,431	47,075,805	—
Gotham Neutral 500 Fund	13,878	6,963	7,271
Gotham Index Plus Fund	55,406,499	56,902,710	—
Gotham Index Core Fund	50,888	15,844	36,486
Gotham Hedged Plus Fund	19,619	20,239	—
Gotham Hedged Core Fund	32,392	10,681	22,621
Gotham Defensive Long Fund	119,069	39,960	82,784
Gotham Defensive Long 500 Fund	195,387	72,534	127,980

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

B. Federal Tax Cost

As of the December 31, 2017, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost (Proceeds)*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Gotham Absolute Return Fund	$478,148,027	$155,922,281	$(50,553,612)	$105,368,669
Gotham Absolute 500 Fund	5,461,715	2,807,445	(625,550)	2,181,895
Gotham Absolute 500 Core Fund	1,121,483	401,176	(80,706)	320,470
Gotham Enhanced Return Fund	717,202,484	252,485,621	(55,125,582)	197,360,039
Gotham Enhanced 500 Fund	22,434,465	7,473,812	(1,558,963)	5,914,849
Gotham Enhanced 500 Core Fund	2,143,038	527,955	(74,017)	453,938
Gotham Neutral Fund	59,338,094	97,864,294	(40,471,379)	57,392,915
Gotham Neutral 500 Fund	788,754	656,284	(249,838)	406,446
Gotham Short Strategies Fund	12,831,926	1,147,363	(1,073,575)	73,788
Gotham Index Plus Fund	206,779,496	60,578,784	(12,788,848)	47,789,936
Gotham Index Plus All-Cap Fund	1,974,148	—	(451)	(451)
Gotham Index Core Fund	2,146,325	611,165	(80,782)	530,383
Gotham Hedged Plus Fund	1,096,248	568,665	(132,121)	436,544
Gotham Hedged Core Fund	1,131,676	385,112	(55,036)	330,076
Gotham Institutional Value Fund	2,469,568	381,884	(21,649)	360,235
Gotham Enhanced S&P 500 Index Fund	2,701,235	503,076	(20,957)	482,119
Gotham Defensive Long Fund	2,037,874	506,124	(182,861)	323,263
Gotham Defensive Long 500 Fund	7,649,906	2,082,005	(568,666)	1,513,339
Gotham Total Return Fund	18,670,765	3,190,526	—	3,190,526
Gotham Master Long Fund	1,069,865	141,672	—	141,672
Gotham Master Neutral Fund	2,598,108	209,835	(66,966)	142,869

*	Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

C. Subsequent Event

Effective February 1, 2018, the Gotham Index Core Fund and Gotham Master Long Fund have changed their names to Gotham Enhanced Index Plus Fund and Gotham Master Index Plus Fund, respectively.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

TOBAM EMERGING MARKETS FUND

Portfolio of Investments

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.5%
Brazil — 2.5%
Embraer SA	48,100	$290,012
Fibria Celulose SA	36,600	527,964
Suzano Papel e Celulose SA	89,400	503,719

		1,321,695

China — 26.1%
58.com, Inc., ADR*	3,446	246,630
AAC Technologies Holdings, Inc.	24,000	424,763
Air China, Ltd., Class H	254,000	307,599
Aluminum Corp. of China Ltd., Class H*	228,000	162,761
ANTA Sports Products, Ltd.	134,000	608,011
Autohome, Inc., ADR	8,758	566,380
Byd Co., Ltd., Class H	10,500	91,219
BYD Electronic International Co., Ltd.	27,500	59,650
China Evergrande Group*	101,000	346,781
China Huarong Asset Management Co., Ltd., Class H	416,000	196,080
China Medical System Holdings, Ltd.	44,000	102,423
China Mengniu Dairy Co., Ltd.	275,000	816,898
China Molybdenum Co., Ltd., Class H	156,000	99,704
China Resources Beer Holdings Co., Ltd.	126,000	451,391
China Resources Gas Group, Ltd.	102,000	369,197
China Southern Airlines Co., Ltd., Class H	256,000	264,426

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
China Vanke Co., Ltd., Class H	108,700	$432,570
Country Garden Holdings Co., Ltd.	204,000	387,558
CSPC Pharmaceutical Group, Ltd.	152,000	306,223
ENN Energy Holdings, Ltd.	83,000	590,334
GOME Retail Holdings, Ltd.	1,241,000	149,089
Great Wall Motor Co., Ltd., Class H	477,000	544,456
Guangdong Investment, Ltd.	90,000	120,330
Guangzhou Automobile Group Co., Ltd., Class H	68,000	160,618
Haitian International Holdings, Ltd.	20,000	60,157
Momo, Inc., SP ADR*	13,849	339,024
NetEase, Inc., ADR	1,637	564,880
New Oriental Education & Technology Group, Inc., SP ADR	6,226	585,244
Semiconductor Manufacturing International Corp.*	317,500	547,170
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	328,000	238,368
Shenzhou International Group Holdings, Ltd.	79,000	752,299
Sihuan Pharmaceutical Holdings Group Ltd.	200,000	71,785
Sunac China Holdings, Ltd.	61,000	251,340

See accompanying Notes to the Quarterly Portfolio of Investments.

1

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Sunny Optical Technology Group Co., Ltd.	26,000	$330,129
TAL Education Group, ADR	10,141	301,289
Tingyi Cayman Islands Holding Corp.	370,000	719,840
Vipshop Holdings, Ltd., ADR*	26,352	308,845
Want Want China Holdings, Ltd.	943,000	789,428
YY, Inc., ADR*	2,177	246,132

		13,911,021

Colombia — 0.6%
Grupo de Inversiones Suramericana SA	23,024	309,050

Czech Republic — 0.3%
Komercni banka as	3,324	142,833

Greece — 2.8%
Alpha Bank AE*	130,291	279,345
Eurobank Ergasias SA*	174,764	178,236
Hellenic Telecommuni-cations Organization SA	20,204	278,780
JUMBO SA	15,821	282,843
National Bank of Greece SA*	479,630	183,366
OPAP SA	23,240	292,787

		1,495,357

Hong Kong — 3.7%
Fullshare Holdings, Ltd.	1,307,500	602,469
GCL-Poly Energy Holdings Ltd.*	390,000	69,587
Haier Electronics Group Co., Ltd.	41,000	111,757

	Number of Shares	Value

COMMON STOCKS — (Continued)
Hong Kong — (Continued)
Sino Biopharmaceutical, Ltd.	430,000	$760,201
Sun Art Retail Group, Ltd.	405,500	427,729

		1,971,743

Indonesia — 3.5%
Bank Danamon Indonesia Tbk PT	253,400	129,805
Jasa Marga Persero Tbk PT	412,200	194,171
Perusahaan Gas Negara Persero Tbk	1,675,000	215,748
Telekomunikasi Indonesia Persero Tbk PT	2,096,500	686,171
Unilever Indonesia Tbk PT	83,900	345,680
United Tractors Tbk PT	54,400	141,939
XL Axiata Tbk PT*	595,900	130,007

		1,843,521

Malaysia — 2.1%
AirAsia Bhd	283,200	234,426
Axiata Group Bhd	281,385	380,923
Maxis Bhd	291,700	432,935
Press Metal Aluminium Holdings Bhd	57,100	76,049

		1,124,333

Mexico — 0.3%
Gruma SAB de CV, Class B	11,005	139,560

Peru — 1.2%
Cia de Minas Buenaventura SAA, ADR	36,843	518,749
Southern Copper Corp.	3,121	148,091

		666,840

See accompanying Notes to the Quarterly Portfolio of Investments.

2

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Poland — 1.8%
Alior Bank SA*	6,156	$140,263
Orange Polska SA*	106,093	176,291
Polski Koncern Naftowy ORLEN SA	20,762	631,056

		947,610

Russia — 1.3%
PhosAgro PJSC, GDR	18,710	286,076
Severstal PJSC	27,880	428,783

		714,859

South Africa — 2.3%
AngloGold Ashanti, Ltd.	47,645	496,744
Gold Fields, Ltd.	99,102	429,509
Sibanye-Stillwater	232,080	296,367

		1,222,620

South Korea — 21.9%
AMOREPACIFIC Group	3,636	478,890
BGF retail Co., Ltd.	1,411	20,110
BGF retail Co., Ltd.*	756	148,283
Celltrion, Inc.*	2,766	570,602
Cheil Worldwide, Inc.*	8,384	166,028
CJ Corp.	382	64,677
CJ E&M Corp.*	3,611	329,545
Coway Co., Ltd.	7,697	701,422
Hanmi Pharm Co., Ltd.*	972	529,218
Hanmi Science Co., Ltd.*	2,409	249,407
Hanon Systems	32,634	423,836
Hanssem Co., Ltd.	2,009	337,789
Hanwha Techwin Co., Ltd.*	7,231	240,121
Hyundai Glovis Co., Ltd.	3,451	438,679
Hyundai Marine & Fire Insurance Co., Ltd.	10,291	451,337
Hyundai Mobis Co., Ltd.	2,081	511,235

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Hyundai Motor Co.	1,904	$277,102
Hyundai Wia Corp.	3,021	183,424
Kakao Corp.	1,748	223,010
Kangwon Land, Inc.	6,667	216,712
KEPCO Plant Service & Engineering Co., Ltd.	3,035	114,984
Kia Motors Corp.	15,195	475,487
Korea Aerospace Industries Ltd.	5,967	264,436
LG Display Co., Ltd.*	5,241	145,880
LG Household & Health Care, Ltd.	614	681,936
Medy-Tox, Inc.	459	207,902
NAVER Corp.	192	155,977
NCSoft Corp.	1,270	530,872
Orion Corp.*	3,931	383,017
Orion Holdings Corp.	—	11
Pan Ocean Co., Ltd.*	32,736	160,855
Samsung Electro-Mechanics Co., Ltd.	2,081	193,990
Samsung Fire & Marine Insurance Co., Ltd.	1,133	282,505
Samsung Life Insurance Co., Ltd.	2,559	296,877
Samsung SDI Co., Ltd.*	1,360	259,278
Shinsegae, Inc.	1,250	350,287
SK Telecom Co., Ltd.	1,144	285,319
Yuhan Corp.	1,395	285,214

		11,636,254

Taiwan — 13.3%
Acer, Inc.	113,000	91,482
Asustek Computer, Inc.	46,000	432,045
AU Optronics Corp.	840,000	349,100

See accompanying Notes to the Quarterly Portfolio of Investments.

3

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — (Continued)
Eclat Textile Co., Ltd.	30,660	$305,455
Evergreen Marine Corp. Taiwan Ltd.*	116,000	63,537
Far EasTone Telecommuni-cations Co., Ltd.	249,000	615,001
Feng TAY Enterprise Co., Ltd.	48,000	218,559
General Interface Solution Holding, Ltd.	26,000	172,351
Globalwafers Co., Ltd.	36,000	477,635
Hiwin Technologies Corp.	19,360	208,264
HTC Corp.*	125,000	307,055
Innolux Corp.	928,000	385,221
Inventec Corp.	433,000	344,598
Macronix International*	94,000	138,855
Micro-Star International Co., Ltd.	128,000	328,487
Nanya Technology Corp.	116,000	295,267
Nien Made Enterprise Co., Ltd.	27,000	287,638
Phison Electronics Corp.	29,000	283,342
Powertech Technology, Inc.	121,000	356,351
President Chain Store Corp.	34,000	323,806
TaiMed Biologics, Inc.*	33,000	204,321
Taiwan High Speed Rail Corp.	235,000	185,307
Taiwan Mobile Co., Ltd.	147,000	531,025
Uni-President Enterprises Corp.	37,000	81,941
Win Semiconductors Corp.	8,000	75,605

		7,062,248

	Number of Shares	Value

COMMON STOCKS — (Continued)
Thailand — 12.5%
Advanced Info Service PCL	134,500	$788,263
Airports of Thailand PCL	352,200	733,391
Bangkok Dusit Medical Services PCL	714,800	458,402
Bangkok Expressway & Metro PCL	1,430,100	337,888
Banpu PCL	368,300	220,137
Berli Jucker PCL	220,900	446,517
Bumrungrad Hospital PCL	66,100	383,335
Charoen Pokphand Foods PCL	382,120	281,402
CP ALL PCL	342,800	809,056
Delta Electronics Thailand PCL	70,500	158,457
Energy Absolute PCL	207,900	334,911
Glow Energy PCL	86,700	216,151
Indorama Ventures PCL	256,100	417,797
KCE Electronics PCL	50,900	129,091
Minor International PCL	90,700	121,759
Thai Union Group PCL	357,700	218,418
TMB Bank PCL	2,446,100	226,671
True Corp. PCL*	2,015,000	382,239

		6,663,885

Turkey — 2.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	38,676	324,147
Petkim Petrokimya Holding AS	125,658	257,462
TAV Havalimanlari Holding AS	26,443	156,511
Turk Hava Yollari AO*	91,189	377,492

See accompanying Notes to the Quarterly Portfolio of Investments.

4

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Turkey — (Continued)
Ulker Biskuvi Sanayi AS	22,793	$118,279

		1,233,891

TOTAL COMMON STOCKS (Cost $43,955,407)		52,407,320

PREFERRED STOCKS — 1.3%
Brazil — 0.7%
Braskem SA, Class A	28,900	373,502

South Korea — 0.6%
Hyundai Motor Co.	3,111	296,410

TOTAL PREFERRED STOCKS (Cost $582,066)		669,912

TOTAL INVESTMENTS - 99.8% (Cost $44,537,473)		53,077,232
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		115,173

NET ASSETS - 100.0%		$53,192,405

*	Non-income producing.

ADR	American Depository Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

5

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2017

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The TOBAM Emerging Markets Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

6

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 12/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$1,321,695	$1,321,695	$—	$—
China	13,911,021	5,563,157	8,347,864	—
Colombia	309,050	309,050	—	—
Czech Republic	142,833	142,833	—	—
Greece	1,495,357	1,032,646	462,711	—
Hong Kong	1,971,743	602,469	1,369,274	—
Indonesia	1,843,521	747,431	1,096,090	—
Malaysia	1,124,333	310,475	813,858	—
Mexico	139,560	139,560	—	—
Peru	666,840	666,840	—	—
Poland	947,610	—	947,610	—
Russia	714,859	—	714,859	—
South Africa	1,222,620	—	1,222,620	—
South Korea	11,636,254	4,927,129	6,709,125	—
Taiwan	7,062,248	2,103,685	4,958,563	—
Thailand	6,663,885	—	6,663,885	—

7

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2017

(Unaudited)

	Total Value at 12/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks: (Continued)
Turkey	$1,233,891	$118,279	$1,115,612	$—
Preferred Stocks:
Brazil	373,502	373,502	—	—
South Korea	296,410	296,410	—	—

Total Investments	$53,077,232	$18,655,161	$34,422,071	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

8

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2017

(Unaudited)

For the period ended December 31, 2017, The TOBAM Emerging Markets Fund had transfers from Level 1 to Level 2 of $956,215 and from Level 2 to Level 1 of $9,012,974 due to foreign fair value adjustments.

B. Federal Tax Cost:

Federal tax cost*	$44,537,473

Gross unrealized appreciation	$9,547,636
Gross unrealized depreciation	(1,007,877)

Net unrealized appreciation	$8,539,759

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

9

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date                February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date                February 28, 2018

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date                February 28, 2018

*	Print the name and title of each signing officer under his or her signature.